UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-58431
Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2015 – December 31, 2015
Item 1: Reports to Shareholders

Annual Report | December 31, 2015

Vanguard Balanced Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	9
Performance Summary.	11
Financial Statements.	13
Your Fund’s After-Tax Returns.	32
About Your Fund’s Expenses.	33
Glossary.	35

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2015
Total
Returns
Vanguard Balanced Index Fund
Investor Shares	0.37%
Admiral™ Shares	0.51
Institutional Shares	0.52
Balanced Composite Index	0.76
Mixed-Asset Target Allocation Growth Funds Average	-1.59

For a benchmark description, see the Glossary.

Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2014, Through December 31, 2015
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Balanced Index Fund
Investor Shares	$29.68	$29.22	$0.571	$0.000
Admiral Shares	29.68	29.22	0.612	0.000
Institutional Shares	29.68	29.22	0.615	0.000

1

Chairman’s Letter

Dear Shareholder,

The year ended December 31, 2015, was a tumultuous one for the world’s financial markets. The U.S. stock and bond markets both navigated bumpy roads to slight gains. Growth stocks outpaced value, and large-capitalization stocks exceeded mid- and small-caps. Among U.S. taxable bonds, mortgage-backed securities and Treasuries held up better than their corporate counterparts.

Against this backdrop, Investor Shares of Vanguard Balanced Index Fund returned 0.37% for the 12 months. The fund’s composite benchmark returned 0.76%, and its peer group returned an average of –1.59%.

As of December 31, the fund’s 30-day SEC yield was 1.96% for Investor Shares and 2.10% for Admiral Shares. That compares with 1.71% for Investor Shares and 1.85% for Admiral Shares a year earlier.

Despite troubles, U.S. stocks eked out a seventh year of gains

U.S. stocks returned 0.48% for the 12 months. Although the broad market recorded its worst performance since 2008, it still posted gains for the seventh straight calendar year when dividends are factored into returns.

Stocks rose modestly over the first half of the year but slid in August and September as concerns mounted that China’s economic slowdown would spread globally. Falling oil and commodity prices

2

also affected economies and markets across the world, for better or worse. Central banks in Europe and Asia bolstered their stimulus efforts against weak growth and low inflation. And in December, the Federal Reserve ended months of uncertainty when it raised the target for short-term interest rates to 0.25%–0.5%.

International stocks returned about –5%, restrained by the U.S. dollar’s strength against many foreign currencies. Emerging markets fared the worst.

U.S. bonds ended the year with a slender advance

The broad U.S. taxable bond market gained 0.55% over the 12 months; income accounted for the modestly positive result. The yield of the 10-year Treasury note ended December at 2.30%, up from 2.19% a year earlier. (Bond prices and yields move in opposite directions.)

Investors focused on the Fed’s stance on short-term interest rates and alternately embraced or avoided safe-haven assets depending on the stock market’s strength.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –6.02%, reduced by the dollar’s strength. Without this currency effect, returns were modestly positive.

Despite the Fed’s December move, returns for money market funds and savings accounts remained limited by the 0%–0.25% level previously in place for seven years.

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2015
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	0.92%	15.01%	12.44%
Russell 2000 Index (Small-caps)	-4.41	11.65	9.19
Russell 3000 Index (Broad U.S. market)	0.48	14.74	12.18
FTSE All-World ex US Index (International)	-4.72	2.04	1.48

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.55%	1.44%	3.25%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.30	3.16	5.35
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.02	0.04

CPI
Consumer Price Index	0.73%	1.00%	1.53%

3

Declines in oil and gas stocks offset gains in several sectors

The equity portion of the Balanced Index Fund makes up about 60% of assets and tracks the performance of the entire U.S. stock market as represented by the CRSP US Total Market Index.

Most segments of the U.S. economy grew, propped up by shoppers’ overall confidence and their willingness and ability to spend. This trend benefited the consumer services and consumer goods sectors, which were among the market’s top performers. In consumer services, the internet retail area was especially productive; several home improvement retailers also excelled. In consumer goods, notable showings came from tobacco and beverage companies.

The health care and technology sectors boosted performance as well; however, their returns paled compared with those of some robust recent periods. Merger-and-acquisition activity, vibrant drug pipelines, and favorable long-term demographic and economic trends lifted health care. But political controversy over high drug prices and lofty valuations of biotechnology stocks led to a few stumbles. In technology, gains from internet and software firms were partially offset by poorer performance from computer hardware and semiconductor companies.

Much of the contribution made by these industries was erased by a double-digit decline in oil and gas. The lengthy and sharp slide of oil prices punished the sector. Their effect was worsened by

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Average
Balanced Index Fund	0.23%	0.09%	0.08%	0.96%

The fund expense ratios shown are from the prospectus dated April 29, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the fund’s expense ratios were 0.22% for Investor Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company and captures information through year-end 2014.

Peer group: Mixed-Asset Target Allocation Growth Funds.

4

high production levels from some leading oil-producing countries and the concerns about slower growth in China, the world’s largest oil importer.

Stocks in the basic materials, industrials, and utilities sectors also weighed on the fund’s performance.

Rising yields over the period dampened fixed income returns

The fund’s bond portion accounts for about 40% of assets and tracks the broad U.S. taxable bond market as represented by the Barclays U.S. Aggregate Float Adjusted Index.

After the Fed raised its rate target, short-term yields finished the year higher than they began it. The upward movement of intermediate- and long-term yields was more muted because of the fragile state of global growth and the subdued outlook for inflation.

With yields rising, bond prices adjusted downward. Treasuries returned close to 1% as a whole. By maturity, short- and intermediate-term Treasuries remained in the black; their long-term counterparts, whose prices depreciated more, returned roughly –1%.

Government mortgage-backed securities held up a little better. These high-quality investments benefited from continuing improvements in the housing market and the attractiveness of their yield premium compared with Treasuries of similar maturities.

Total Returns
Ten Years Ended December 31, 2015
Average
Annual Return
Balanced Index Fund Investor Shares	6.50%
Balanced Composite Index	6.73
Mixed-Asset Target Allocation Growth Funds Average	4.88

For a benchmark description, see the Glossary.

Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Corporate bonds, however, dipped into negative territory as the income they earned did not fully offset their price declines. The difference, or “spread,” in their yields versus Treasuries widened, notably among bonds issued by metals and mining companies and energy producers whose creditworthiness was hurt by falling commodity prices. The spread widened less for bonds issued by financial institutions; regulatory changes have led to stronger balance sheets overall in that sector.

The fund’s long-term record continues to be commendable

Over the last ten years, Vanguard Balanced Index Fund returned an average of 6.50% a year for Investor Shares. That result is close to that of the benchmark index and more than 1 percentage point better than the average return of peer funds.

Most important, the fund has succeeded in meeting its primary objective of closely tracking its index over the long term. That was no easy feat during a period that included the worst global recession since

Vanguard’s outlook for investors: Not bearish, but cautious

In Vanguard’s recently published global economic and investment outlook, Global Chief Economist Joseph Davis and his team discuss various market and economic events 2016 may bring, along with challenges and opportunities for investors.

Our forecast includes “frustratingly fragile” economic growth and more modest long-term returns from the global stock and bond markets. The report cautions that for the decade ending 2025, returns for a balanced portfolio are likely to be moderately below historical averages.

Our simulations indicate that the average annualized returns of a 60% equity/40% bond portfolio for the decade are most likely to be centered in the 3%–5% range after inflation, below the actual average after-inflation return of 5.5% for the same portfolio since 1926.

Even so, Vanguard’s steadfast belief in its principles for investing success—focusing on clear goals, a suitable asset allocation, low costs, and long-term discipline—remains unchanged.

For more information about our expectations and the probability of various outcomes, see

Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model® (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from VCMM, derived from 10,000 simulations for U.S. equity returns and fixed income returns. Simulations as of September 30, 2015. Results from the model may vary with each use and over time. For more information, please see page 7.

6

the Great Depression. This success is a tribute to the fund’s advisors, Vanguard Equity Index and Fixed Income Groups, whose sophisticated portfolio management techniques have helped investors capture nearly all the returns produced by the broad U.S. stock and bond markets. Low expenses––which allow you to keep more of the fund’s return—have helped as well.

To reach your long-term goals, be realistic and try to save more

Although there have been times when it felt as if stocks and bonds were riding a roller coaster, returns have generally risen in recent years. The broad global stock market in particular has posted some impressive gains since its turnaround began in 2009.

But 2015 served as a reminder that results aren’t always favorable. The U.S. stock and bond markets were barely positive, and international stocks and unhedged bonds finished in the red.

In Vanguard’s recently updated long-term look at the economy and markets, our global economists explain why they expect economic growth to remain “frustratingly fragile” and why their outlook for stock and bond markets is the most guarded since 2006. (For more details, see the box on page 6 and Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

Given these muted expectations, what’s the best course of action? I’ve often encouraged shareholders to focus on the things they can control. That advice holds true today.

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.

The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.

The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s primary investment research and advice teams. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the VCMM is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data from as early as 1960. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

7

Consider saving more than you think you may need. That’s one way you can prepare for the volatility that may lie ahead, particularly as markets adjust to changes in policies from the Fed and other central banks.

And, as always, investors would be well-served to follow Vanguard’s principles for investing success:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and long-term discipline.

As with saving, each of these principles is within your control, and focusing on them can keep you on the right path.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 21, 2016

8

Balanced Index Fund

Fund Profile
As of December 31, 2015

Share-Class Characteristics

Investor		Admiral Institutional
	Shares	Shares	Shares
Ticker Symbol	VBINX	VBIAX	VBAIX
Expense Ratio1	0.23%	0.09%	0.08%
30-Day SEC Yield	1.96%	2.10%	2.12%

Equity and Portfolio Characteristics
			CRSP US
			Total Market
		Fund	Index
Number of Stocks		3,279	3,743
Median Market Cap	$51.4B		$49.9B
Price/Earnings Ratio		21.9x	21.9x
Price/Book Ratio		2.7x	2.7x
Return on Equity	17.4%		17.2%
Earnings Growth
Rate		9.4%	9.4%
Dividend Yield		2.1%	2.1%
Foreign Holdings		0.0%	0.0%
Turnover Rate		61%	—
Short-Term Reserves		0.4%	—

Fixed Income Characteristics

			Barclays
			Aggregate
			Float Adj
	Fund		Index
Number of Bonds	6,403		9,681
Yield to Maturity
(before expenses)	2.6%		2.6%
Average Coupon	3.2%		3.1%
Average Duration	5.8 years		5.8 years
Average Effective
Maturity	8.0 years		7.9 years

Total Fund Volatility Measures
	CRSP US
	Balanced	Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.97
Beta	1.00	0.60
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Apple Inc.	Computer Hardware	2.6%
Alphabet Inc.	Internet	2.1
Microsoft Corp.	Software	1.9
Exxon Mobil Corp.	Integrated Oil & Gas	1.5
General Electric Co.	Diversified Industrials	1.4
Johnson & Johnson	Pharmaceuticals	1.3
Amazon.com Inc.	Broadline Retailers	1.2
Berkshire Hathaway Inc. Reinsurance		1.2
Wells Fargo & Co.	Banks	1.1
JPMorgan Chase & Co.	Banks	1.1
Top Ten		15.4%
Top Ten as % of Total Net Assets		9.2%
The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratios shown are from the prospectus dated April 29, 2015, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2015, the expense ratios were 0.22% for Investor Shares, 0.08% for Admiral Shares, and 0.07% for Institutional Shares.

9

Balanced Index Fund

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.3%	2.3%
Consumer Goods	10.3	10.3
Consumer Services	14.0	14.0
Financials	19.5	19.5
Health Care	14.1	14.1
Industrials	12.3	12.3
Oil & Gas	6.0	6.0
Technology	16.2	16.2
Telecommunications	2.2	2.2
Utilities	3.1	3.1

Sector Diversification (% of fixed income
portfolio)
Asset-Backed		3.0%
Finance		8.7
Foreign		5.0
Government Mortgage-Backed		21.0
Industrial		16.5
Treasury/Agency		42.7
Utilities		2.1
Other		1.0

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of fixed
income portfolio)
U.S. Government	63.7%
Aaa	5.6
Aa	4.0
A	11.9
Baa	14.8

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

10

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

		Average Annual Total Returns
		Periods Ended December 31, 2015
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Balanced Index Fund Investor Shares	0.37%	8.55%	6.50%	$18,767
••••••••	Balanced Composite Index	0.76	8.92	6.73	19,184
– – – –	Mixed-Asset Target Allocation Growth
	Funds Average	-1.59	6.66	4.88	16,103
	Spliced Barclays U.S. Aggregate Float

- - - - - -	Adjusted Index	0.44	3.25	4.52	15,559
	Spliced Total Stock Market Index	0.40	12.18	7.51	20,634

For a benchmark description, see the Glossary.

Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Balanced Index Fund Admiral Shares	0.51%	8.71%	6.62%	$18,991
Balanced Composite Index	0.76	8.92	6.73	19,184
Spliced Barclays U.S. Aggregate Float Adjusted
Index	0.44	3.25	4.52	15,559
Spliced Total Stock Market Index	0.40	12.18	7.51	20,634

See Financial Highlights for dividend and capital gains information.

11

Balanced Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2015
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Balanced Index Fund Institutional Shares	0.52%	8.72%	6.65%	$9,520,452
Balanced Composite Index	0.76	8.92	6.73	9,591,822
Spliced Barclays U.S. Aggregate Float
Adjusted Index	0.44	3.25	4.52	7,779,479

Spliced Total Stock Market Index	0.40	12.18	7.51	10,317,193

Fiscal-Year Total Returns (%): December 31, 2005, Through December 31, 2015

Balanced Composite Index
For a benchmark description, see the Glossary.

12

Balanced Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2015

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		362,050	1.4%

Consumer Goods
Procter & Gamble Co.	1,964,728	156,019	0.6%
Coca-Cola Co.	2,836,766	121,867	0.5%
PepsiCo Inc.	1,058,385	105,754	0.4%
Philip Morris International Inc.	1,122,779	98,704	0.4%
Altria Group Inc.	1,421,681	82,756	0.3%
Consumer Goods—Other †		1,058,334	4.0%
		1,623,434	6.2%
Consumer Services
* Amazon.com Inc.	271,132	183,255	0.7%
Home Depot Inc.	915,238	121,040	0.5%
Walt Disney Co.	1,077,639	113,238	0.4%
Comcast Corp. Class A	1,767,205	99,723	0.4%
CVS Health Corp.	804,054	78,612	0.3%
McDonald’s Corp.	663,557	78,393	0.3%
Consumer Services—Other †		1,517,583	5.8%
		2,191,844	8.4%
Financials
Wells Fargo & Co.	3,323,710	180,677	0.7%
JPMorgan Chase & Co.	2,654,117	175,251	0.7%
* Berkshire Hathaway Inc. Class B	1,267,495	167,360	0.6%
Bank of America Corp.	7,537,036	126,848	0.5%
Visa Inc. Class A	1,409,872	109,336	0.4%
Citigroup Inc.	2,045,358	105,847	0.4%
MasterCard Inc. Class A	713,919	69,507	0.3%
Financials—Other †		2,129,899	8.1%
		3,064,725	11.7%

13

Balanced Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Health Care
Johnson & Johnson	2,005,332	205,988	0.8%
Pfizer Inc.	4,467,763	144,219	0.5%
Merck & Co. Inc.	2,013,977	106,378	0.4%
Gilead Sciences Inc.	1,046,415	105,887	0.4%
Amgen Inc.	551,939	89,596	0.3%
* Allergan plc	285,940	89,356	0.3%
Bristol-Myers Squibb Co.	1,204,879	82,884	0.3%
UnitedHealth Group Inc.	690,805	81,266	0.3%
Medtronic plc	1,026,108	78,928	0.3%
* Celgene Corp.	572,860	68,606	0.3%
AbbVie Inc.	1,128,590	66,858	0.3%
Health Care—Other †		1,097,158	4.2%
		2,217,124	8.4%
Industrials
General Electric Co.	6,818,519	212,397	0.8%
3M Co.	443,903	66,870	0.3%
Boeing Co.	458,959	66,361	0.2%
Industrials—Other †		1,593,991	6.1%
		1,939,619	7.4%
Oil & Gas
Exxon Mobil Corp.	3,011,174	234,721	0.9%
Chevron Corp.	1,361,850	122,512	0.5%
Oil & Gas—Other †		587,423	2.2%
		944,656	3.6%
Technology
Apple Inc.	3,818,919	401,979	1.5%
Microsoft Corp.	5,490,980	304,640	1.2%
* Alphabet Inc. Class A	210,078	163,443	0.6%
* Facebook Inc. Class A	1,559,044	163,170	0.6%
* Alphabet Inc.	213,444	161,978	0.6%
Intel Corp.	3,402,431	117,214	0.5%
Cisco Systems Inc.	3,659,890	99,384	0.4%
International Business Machines Corp.	631,810	86,950	0.3%
Oracle Corp.	2,328,992	85,078	0.3%
Technology—Other †		957,281	3.7%
		2,541,117	9.7%
Telecommunications
AT&T Inc.	4,442,863	152,879	0.6%
Verizon Communications Inc.	2,938,967	135,839	0.5%
Telecommunications—Other †		57,281	0.2%
		345,999	1.3%

Utilities †		484,302	1.8%
Total Common Stocks (Cost $8,266,924)		15,714,870	59.9%[1]

14

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	0.625%	9/30/17	100,425	99,734	0.4%
	United States Treasury Note/Bond	2.750%	11/15/42	73,183	69,695	0.3%
	United States Treasury Note/Bond	2.500%	5/15/24	66,454	67,877	0.3%
	United States Treasury Note/Bond	0.875%	4/30/17	64,125	64,095	0.2%
	United States Treasury
	Note/Bond	0.500%–9.125%	11/15/16–11/15/45	3,713,148	3,807,247	14.5%
					4,108,648	15.7%
Agency Bonds and Notes
2	Federal Home Loan
	Mortgage Corp.	0.500%–6.750%	1/27/17–7/15/32	84,569	86,242	0.3%
2	Federal National
	Mortgage Assn.	0%–7.250%	1/30/17–7/15/37	117,255	122,000	0.5%
	Agency Bonds and Notes—Other †				91,061	0.3%
					299,303	1.1%
Conventional Mortgage-Backed Securities
2,3,[4] Fannie Mae Pool	2.000%–10.500%		4/1/16–1/1/46	874,763	920,482	3.5%
3,[4]	Freddie Mac Gold Pool	2.000%–10.000%	1/1/16–1/1/46	552,549	578,723	2.2%
3,[4]	Ginnie Mae I Pool	3.000%–10.000%	5/15/17–2/1/46	130,583	140,370	0.5%
3,[4]	Ginnie Mae II Pool	3.500%	1/1/46	85,270	88,894	0.4%
3,[4]	Ginnie Mae II Pool	2.500%–7.000%	3/20/18–1/1/46	431,012	454,962	1.7%
					2,183,431	8.3%
Nonconventional Mortgage-Backed Securities
2,[4],5 Fannie Mae Pool	1.591%–6.076%		11/1/33–12/1/43	21,452	22,293	0.1%
[4],5	Freddie Mac Non Gold Pool 1.735%–5.862%		11/1/34–11/1/43	5,328	5,572	0.0%
[4],5	Ginnie Mae II Pool	1.625%–4.000%	7/20/38–12/20/43	8,924	9,211	0.0%
					37,076	0.1%
Total U.S. Government and Agency Obligations (Cost $6,571,048)					6,628,458	25.2%
Asset-Backed/Commercial Mortgage-Backed Securities
4	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.582%	9/11/41	160	163	0.0%
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.722%	6/11/40	535	559	0.0%
4	Bear Stearns Commercial
	Mortgage Securities Trust
	2007-PWR17	5.694%–5.882%	6/11/50	1,765	1,847	0.0%
4	Bear Stearns Commercial
	Mortgage Securities Trust
	2007-PWR18	5.700%	6/11/50	1,050	1,096	0.0%
4	Bear Stearns Commercial
	Mortgage Securities Trust
	2007-TOP26	5.471%–5.513%	1/12/45	642	663	0.0%
4	Bear Stearns Commercial
	Mortgage Securities Trust
	2007-TOP28	5.742%	9/11/42	1,901	1,992	0.0%
4	Chase Issuance Trust 2012-A4	1.580%	8/16/21	600	591	0.0%
4	Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,271	0.0%
4	Chase Issuance Trust 2013-A1	1.300%	2/18/20	1,050	1,043	0.0%
4	Chase Issuance Trust 2013-A8	1.010%	10/15/18	775	773	0.0%

15

Balanced Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
4 Chase Issuance Trust 2014-A1	1.150%	1/15/19	2,450	2,441	0.1%
4 Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	915	0.0%
4 Chase Issuance Trust 2014-A6	1.260%	7/15/19	1,075	1,073	0.0%
4 Chase Issuance Trust 2014-A7	1.380%	11/15/19	800	798	0.0%
4 Chase Issuance Trust 2015-A2	1.590%	2/18/20	1,830	1,830	0.0%
4 Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	592	0.0%
4 Chase Issuance Trust 2015-A5	1.360%	4/15/20	1,225	1,217	0.0%
4 GE Commercial Mortgage Corp.
Series 2006-C1 Trust	5.459%	3/10/44	325	325	0.0%
4 GE Commercial Mortgage Corp.
Series 2007-C1 Trust	5.543%	12/10/49	850	871	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2005-CIBC11	5.411%	8/12/37	21	21	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2005-LDP5	5.476%	12/15/44	19	19	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2006-CIBC14	5.488%	12/12/44	88	87	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2006-LDP7	5.909%	4/15/45	180	183	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2006-LDP8	5.440%	5/15/45	225	229	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2007-CIBC20	5.794%–5.881%	2/12/51	1,634	1,714	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2007-LDP11	5.774%	6/15/49	575	587	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2007-LDP12	5.882%	2/15/51	1,675	1,734	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2012-C6	3.507%	5/15/45	550	568	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2012-C8	2.829%	10/15/45	1,735	1,724	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2012-CIBX	3.483%	6/15/45	433	452	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2013-C10	3.142%–3.372%	12/15/47	255	257	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2013-C16	3.674%–4.944%	12/15/46	950	1,010	0.0%
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2013-LC11	2.960%	4/15/46	173	172	0.0%

16

Balanced Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
4 JP Morgan Chase Commercial
Mortgage Securities Trust
2014-C20	2.872%–3.805%	7/15/47	250	257	0.0%
4 JPMCC Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	325	335	0.0%
6 Asset-Backed/Commercial Mortgage-Backed Securities—Other †				286,742	1.1%
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $313,948)				316,151	1.2%
Corporate Bonds
Finance
Banking
Bear Stearns Cos. LLC	6.400%–7.250%	10/2/17–2/1/18	3,385	3,696	0.0%
JPMorgan Chase & Co.	1.350%–6.400%	2/15/17–6/1/45	53,412	55,345	0.2%
JPMorgan Chase Bank NA	6.000%	10/1/17	1,660	1,776	0.0%
6 Banking—Other †				561,621	2.1%
Brokerage †				24,232	0.1%
Finance Companies
6 General Electric
Capital Corp.	0.964%–4.418%	4/15/16–11/15/35	35,258	35,383	0.1%
6 Finance Companies—Other †				12,769	0.1%
Insurance †				134,264	0.5%
Other Finance †				845	0.0%
6 Real Estate Investment Trusts †				72,491	0.3%
				902,422	3.4%
Industrial
Basic Industry †				118,572	0.4%
Capital Goods
4 GE Capital Trust I	6.375%	11/15/67	500	521	0.0%
4 General Electric
Capital Corp.	2.100%–6.875%	8/7/19–11/15/67	13,340	15,516	0.1%
General Electric Co.	2.700%–5.250%	12/6/17–3/11/44	8,440	8,609	0.0%
6 Capital Goods—Other †				127,464	0.5%
6 Communication †				276,269	1.1%
6 Consumer Cyclical †				218,385	0.8%
6 Consumer Noncyclical †				416,109	1.6%
6 Energy †				279,698	1.1%
Other Industrial †				8,148	0.0%
Technology
Apple Inc.	0.900%–4.450%	5/5/17–5/13/45	24,600	24,248	0.1%
Google Inc.	3.625%	5/19/21	350	372	0.0%
Microsoft Corp.	1.000%–5.300%	5/1/18–11/3/55	22,374	22,301	0.1%
6 Technology—Other †				134,772	0.5%
6 Transportation †				63,669	0.2%
				1,714,653	6.5%
Utilities
6 Electric †				201,483	0.8%
Natural Gas †				17,732	0.1%
Other Utility †				3,227	0.0%
				222,442	0.9%
Total Corporate Bonds (Cost $2,854,187)				2,839,517	10.8%

17

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[6]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $524,370) †					521,156	2.0%
Taxable Municipal Bonds (Cost $93,156) †					100,769	0.4%
Temporary Cash Investments
U.S. Government and Agency Obligations
7	United States Treasury Bill	0.386%	5/26/16	4,500	4,493	0.0%
7	U.S. Government and Agency Obligations—Other †				3,992	0.0%
					8,485	0.0%

				Shares
Money Market Fund
[8],9 Vanguard Market Liquidity Fund		0.363%		443,977,905	443,978	1.7%
Total Temporary Cash Investments (Cost $452,462)					452,463	1.7%[1]
[10]Total Investments (Cost $19,076,095)					26,573,384	101.2%

					Amount
					($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard					2,315
Receivables for Investment Securities Sold					183,632
Receivables for Accrued Income					87,448
Receivables for Capital Shares Issued					113,409
Other Assets					1,509
Total Other Assets					388,313	1.5%
Liabilities
Payables for Investment Securities Purchased					(456,427)
Collateral for Securities on Loan					(45,298)
Payables for Capital Shares Redeemed					(157,030)
Payables to Vanguard					(19,656)
Other Liabilities[9]					(15,415)
Total Liabilities					(693,826)	(2.7%)
Net Assets					26,267,871	100.0%

18

Balanced Index Fund

At December 31, 2015, net assets consisted of:
Amount
($000)
Paid-in Capital	18,838,968
Overdistributed Net Investment Income	(14,017)
Accumulated Net Realized Losses	(55,026)
Unrealized Appreciation (Depreciation)
Investment Securities	7,497,289
Futures Contracts	657
Net Assets	26,267,871

Investor Shares—Net Assets
Applicable to 105,758,053 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,090,388
Net Asset Value Per Share—Investor Shares	$29.22

Admiral Shares—Net Assets
Applicable to 538,153,414 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	15,725,842
Net Asset Value Per Share—Admiral Shares	$29.22

Institutional Shares—Net Assets
Applicable to 254,982,757 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,451,641
Net Asset Value Per Share—Institutional Shares	$29.22

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.1% and 1.5%, respectively, of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2015.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate value of these securities was $89,962,000, representing 0.3% of net assets.
7 Securities with a value of $3,791,000 have been segregated as initial margin for open futures contracts.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. Includes $45,298,000 of collateral received for securities on loan.
9 The total value of securities on loan is $42,810,000.
10 Includes $45,298,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

19

Balanced Index Fund

Statement of Operations

Year Ended
December 31, 2015
($000)
Investment Income
Income
Dividends[1]	302,549
Interest[2]	250,162
Securities Lending	3,201
Total Income	555,912
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,288
Management and Administrative—Investor Shares	5,822
Management and Administrative—Admiral Shares	8,508
Management and Administrative—Institutional Shares	3,859
Marketing and Distribution—Investor Shares	751
Marketing and Distribution—Admiral Shares	1,704
Marketing and Distribution—Institutional Shares	453
Custodian Fees	302
Auditing Fees	44
Shareholders’ Reports—Investor Shares	62
Shareholders’ Reports—Admiral Shares	93
Shareholders’ Reports—Institutional Shares	64
Trustees’ Fees and Expenses	19
Total Expenses	23,969
Net Investment Income	531,943
Realized Net Gain (Loss)
Investment Securities Sold	184,471
Futures Contracts	6,776
Realized Net Gain (Loss)	191,247
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(610,008)
Futures Contracts	(2,503)
Change in Unrealized Appreciation (Depreciation)	(612,511)
Net Increase (Decrease) in Net Assets Resulting from Operations	110,679
1 Dividends are net of foreign withholding taxes of $37,000.
2 Interest income from an affiliated company of the fund was $1,130,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Balanced Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	531,943	457,550
Realized Net Gain (Loss)	191,247	(51,797)
Change in Unrealized Appreciation (Depreciation)	(612,511)	1,782,692
Net Increase (Decrease) in Net Assets Resulting from Operations	110,679	2,188,445
Distributions
Net Investment Income
Investor Shares	(60,568)	(57,154)
Admiral Shares	(315,875)	(236,289)
Signal Shares	—	(23,382)
Institutional Shares	(156,644)	(140,353)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(533,087)	(457,178)
Capital Share Transactions
Investor Shares	(34,234)	(34,643)
Admiral Shares	1,868,658	3,544,403
Signal Shares	—	(2,142,930)
Institutional Shares	177,768	(70,502)
Net Increase (Decrease) from Capital Share Transactions	2,012,192	1,296,328
Total Increase (Decrease)	1,589,784	3,027,595
Net Assets
Beginning of Period	24,678,087	21,650,492
End of Period[1]	26,267,871	24,678,087

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($14,017,000) and ($12,873,000).

See accompanying Notes, which are an integral part of the Financial Statements.

21

Balanced Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$29.68	$27.52	$23.76	$21.78	$21.38
Investment Operations
Net Investment Income	. 570.531		.473	.486	.482
Net Realized and Unrealized Gain (Loss)
on Investments	(. 459)	2.160	3.754	1.971	.395
Total from Investment Operations	.111	2.691	4.227	2.457	.877
Distributions
Dividends from Net Investment Income	(.571)	(.531)	(.467)	(.477)	(.477)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 571)	(.531)	(.467)	(.477)	(.477)
Net Asset Value, End of Period	$29.22	$29.68	$27.52	$23.76	$21.78

Total Return[1]	0.37%	9.84%	17.91%	11.33%	4.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,090	$3,174	$2,974	$2,844	$1,921
Ratio of Total Expenses to Average Net Assets	0.22%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.92%	1.87%	1.84%	2.13%	2.22%
Portfolio Turnover Rate	61%[2]	53%[2]	47%[2]	43%[2]	67%[2]

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Includes 24%, 27%, 27%, 25%, and 23% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Balanced Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$29.68	$27.52	$23.76	$21.78	$21.38
Investment Operations
Net Investment Income	. 612	. 572.513		.520	.514
Net Realized and Unrealized Gain (Loss)
on Investments	(. 460)	2.158	3.755	1.970	.395
Total from Investment Operations	.152	2.730	4.268	2.490	.909
Distributions
Dividends from Net Investment Income	(.612)	(.570)	(.508)	(.510)	(.509)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 612)	(. 570)	(.508)	(.510)	(.509)
Net Asset Value, End of Period	$29.22	$29.68	$27.52	$23.76	$21.78

Total Return[1]	0.51%	9.99%	18.10%	11.49%	4.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,726	$14,112	$9,688	$7,407	$4,254
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.06%	2.01%	1.99%	2.27%	2.36%
Portfolio Turnover Rate	61%[2]	53%[2]	47%[2]	43%[2]	67%[2]

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Includes 24%, 27%, 27%, 25%, and 23% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Balanced Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$29.68	$27.52	$23.76	$21.78	$21.38
Investment Operations
Net Investment Income	. 615	. 574.515		.523	.519
Net Realized and Unrealized Gain (Loss)
on Investments	(. 460)	2.159	3.755	1.971	.394
Total from Investment Operations	.155	2.733	4.270	2.494	.913
Distributions
Dividends from Net Investment Income	(.615)	(.573)	(.510)	(.514)	(.513)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 615)	(. 573)	(.510)	(.514)	(.513)
Net Asset Value, End of Period	$29.22	$29.68	$27.52	$23.76	$21.78

Total Return	0.52%	10.00%	18.11%	11.51%	4.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,452	$7,392	$6,938	$5,554	$4,224
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.07%	2.02%	2.00%	2.29%	2.38%
Portfolio Turnover Rate	61%[1]	53%[1]	47%[1]	43%[1]	67%[1]
1 Includes 24%, 27%, 27%, 25%, and 23% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

25

Balanced Index Fund

During the year ended December 31, 2015, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions

26

Balanced Index Fund

only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2015, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

27

Balanced Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2015, the fund had contributed to Vanguard capital in the amount of $2,315,000, representing 0.01% of the fund’s net assets and 0.93% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,714,734	—	136
U.S. Government and Agency Obligations	—	6,628,458	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	316,151	—
Corporate Bonds	—	2,839,517	—
Sovereign Bonds	—	521,156	—
Taxable Municipal Bonds	—	100,769	—
Temporary Cash Investments	443,978	8,485	—
Futures Contracts—Assets[1]	92	—	—
Futures Contracts—Liabilities[1]	(825)	—	—
Total	16,157,979	10,414,536	136
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	480	48,850	318
E-mini Russell 2000 Index	March 2016	86	9,731	138
E-mini S&P MidCap Index	March 2016	70	9,754	201
				657

28

Balanced Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s convertible bond investments are in securities considered to be passive foreign investment companies, for which any unrealized gains are required to be included in distributable net income for tax purposes. Passive foreign investment companies held at December 31, 2015 had unrealized appreciation of $271,000, all of which has been distributed and is reflected in the balance of overdistributed net investment income.

During the year ended December 31, 2015, the fund realized $169,743,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2015, the fund had $4,477,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $17,521,000 to offset taxable capital gains realized during the year ended December 31, 2015. The fund had available capital losses totaling $54,369,000 to offset future net capital gains. Of this amount, $15,654,000 is subject to expiration on December 31, 2017. Capital losses of $38,715,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2015, the cost of investment securities for tax purposes was $19,076,366,000. Net unrealized appreciation of investment securities for tax purposes was $7,497,018,000, consisting of unrealized gains of $7,794,597,000 on securities that had risen in value since their purchase and $297,579,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2015, the fund purchased $3,617,321,000 of investment securities and sold $1,903,169,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $14,386,643,000 and $14,020,120,000, respectively. Total purchases and sales include $0 and $229,941,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

29

Balanced Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2015		2014
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	818,847	27,504	673,944	23,674
Issued in Lieu of Cash Distributions	58,336	1,976	55,415	1,917
Redeemed	(911,417)	(30,665)	(764,002)	(26,702)
Net Increase (Decrease)—Investor Shares	(34,234)	(1,185)	(34,643)	(1,111)
Admiral Shares
Issued[1]	4,007,705	134,626	4,678,524	163,183
Issued in Lieu of Cash Distributions	295,192	10,002	221,524	7,642
Redeemed	(2,434,239)	(81,938)	(1,355,645)	(47,367)
Net Increase (Decrease) —Admiral Shares	1,868,658	62,690	3,544,403	123,458
Signal Shares
Issued	—	—	484,304	17,474
Issued in Lieu of Cash Distributions	—	—	22,438	799
Redeemed[1]	—	—	(2,649,672)	(93,577)
Net Increase (Decrease)—Signal Shares	—	—	(2,142,930)	(75,304)
Institutional Shares
Issued	936,232	31,483	1,037,892	36,307
Issued in Lieu of Cash Distributions	152,359	5,160	136,305	4,717
Redeemed	(910,823)	(30,700)	(1,244,699)	(44,046)
Net Increase (Decrease) —Institutional Shares	177,768	5,943	(70,502)	(3,022)

1 Admiral Shares Issued and Signal Shares Redeemed include $1,231,690,000 from conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2015, that would require recognition or disclosure in these financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Balanced Index Fund: In our opinion, the accompanying statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Balanced Index Fund (constituting a separate portfolio of Vanguard Valley Forge Funds, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2016

Special 2015 tax information (unaudited) for Vanguard Balanced Index Fund

This information for the fiscal year ended December 31, 2015, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $281,364,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 51.0% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

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Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Balanced Index Fund Investor Shares

Periods Ended December 31, 2015

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	0.37%	8.55%	6.50%
Returns After Taxes on Distributions	-0.27	7.93	5.78
Returns After Taxes on Distributions and Sale of Fund Shares	0.41	6.57	4.98

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended December 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	6/30/2015	12/31/2015	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$993.77	$1.16
Admiral Shares	1,000.00	994.48	0.45
Institutional Shares	1,000.00	994.54	0.40
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.05	$1.17
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.80	0.41

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.23% for Investor Shares, 0.09% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

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Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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Benchmark Information

Balanced Composite Index: Weighted 60% Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; 60% MSCI US Broad Market Index and 40% Barclays U.S. Aggregate Bond Index through December 31, 2009; 60% MSCI US Broad Market Index and 40% Barclays U.S. Aggregate Float Adjusted Index through January 14, 2013; and 60% CRSP US Total Market Index and 40% Barclays U.S. Aggregate Float Adjusted Index thereafter.

Spliced Barclays U.S. Aggregate Float Adjusted Index: Barclays U.S. Aggregate Bond Index through December 31, 2009; Barclays U.S. Aggregate Float Adjusted Index thereafter.

Spliced Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 194 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1 F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International PLC (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive PLC (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Investment Advisory Committee of Major League Baseball.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Trustee of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center and of the Advisory Board of the Parthenon Group (strategy consulting).

Executive Officers Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior ManagementTeam

Mortimer J. Buckley	Chris D. McIsaac
Kathleen C. Gubanich	James M. Norris
Paul A. Heller	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q020 022016

Annual Report | December 31, 2015

Vanguard Managed Payout Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Fund Profile.	12
Performance Summary.	13
Financial Statements.	15
Your Fund’s After-Tax Returns.	28
About Your Fund’s Expenses.	29
Glossary.	31

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2015
Total
Returns
Vanguard Managed Payout Fund	-0.72%
Managed Payout Composite Index	-2.04

For a benchmark description, see the Glossary.

Vanguard owns a pending patent application for its Managed Payout Fund under U.S. Patent Application No. 2009-0076980-A1.

Your Fund’s Performance at a Glance
December 31, 2014, Through December 31, 2015

Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital	Return of
	Price	Price	Dividends	Gains	Capital
Vanguard Managed Payout Fund	$18.90	$17.33	$0.313	$0.319	$0.824

The funds pay monthly and other distributions that may include some combination of dividend income, return of capital, and capital gains. The tax characteristics of these distributions, however, cannot be determined until after the end of the year.

The capital gains include $0.319 from long-term capital gains and $0.000 from short-term capital gains.

For an index description, see the Glossary.

1

Chairman’s Letter

Dear Shareholder,

After several years of gains, the broad U.S. stock and bond markets lost steam in 2015. International stocks and bonds declined (when not hedged for foreign currency exposure), and the prices of oil and many other commodities fell sharply.

In this challenging environment, Vanguard Managed Payout Fund returned –0.72%—more than a percentage point ahead of its composite benchmark index—for the 12 months ended December 31, 2015.

Your fund is a balanced fund that currently invests in eight underlying Vanguard funds (and has a small stake in commodity-linked investments). As previously announced, the Managed Payout Fund allocated about 10% of its assets to Vanguard Alternative Strategies Fund when that fund was launched in August.

The fund’s benchmark consists of three primary asset classes: 60% equities (36% U.S. and 24% international), 35% fixed income (24.5% U.S. and 10.5% currency-hedged international bonds), and 5% commodities. During the year, the benchmark’s allocation to international stocks and bonds was increased a few percentage points, and its U.S. allocations were decreased, keeping the overall stock/ bond weight unchanged. We boosted international exposure in many Vanguard balanced funds with the aim of lowering long-term volatility. We can try to achieve that benefit cost-effectively because the costs of investing internationally have continued to decline in recent years.

Periodically, the fund’s advisor, Vanguard Quantitative Equity Group, adjusts its investment allocations, which can—and often do—differ from those of its benchmark. A small stake in emerging-market stocks held back results compared with the benchmark. However, the performance of Vanguard Global Minimum Volatility and Market Neutral Funds provided a boost.

In 2015, the fund made monthly payouts to shareholders in accordance with the announced amount of $0.0589 per share. In late December, the fund made an additional distribution of $0.75 per share. Such distributions have been made to help maintain consistent payouts throughout the calendar year and to comply with tax laws. For 2016, the estimated monthly payment per share is unchanged.

Portions of the fund’s distributions have been categorized as ordinary income, capital gains, or return of capital to accurately reflect their tax character. The Consolidated Financial Highlights table on page 20 provides details.

Despite troubles, U.S. stocks eked out a seventh year of gains

For the 12 months, the broad U.S. stock market had a very modest total return of 0.48%. Although this was its worst performance since 2008, thanks to dividends it posted its seventh straight calendar-year gain.

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2015
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	0.92%	15.01%	12.44%
Russell 2000 Index (Small-caps)	-4.41	11.65	9.19
Russell 3000 Index (Broad U.S. market)	0.48	14.74	12.18
FTSE All-World ex US Index (International)	-4.72	2.04	1.48

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.55%	1.44%	3.25%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.30	3.16	5.35
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.02	0.04

CPI
Consumer Price Index	0.73%	1.00%	1.53%

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U.S. stocks rose modestly over the first half of the year but slid in August and September as concerns mounted that China’s economic slowdown would spread globally. Falling oil and commodity prices also affected economies and markets across the world for better or worse. Central banks in Europe and Asia bolstered their stimulus efforts against weak growth and low inflation. And in December, the Federal Reserve ended months of uncertainty when it raised the target for short-term interest rates to 0.25%–0.5%.

International stocks returned about –5%, restrained by the U.S. dollar’s strength against many foreign currencies. In many countries, returns were positive in local currencies, but emerging markets declined in both dollars and local currencies.

U.S. bonds ended the year with a slender advance

The broad U.S. taxable bond market gained 0.55%; interest income accounted for the modestly positive 12-month result. The yield of the 10-year Treasury note ended

Vanguard’s outlook for investors: Not bearish, but cautious

In Vanguard’s recently published global economic and investment outlook, Global Chief Economist Joseph Davis and his team discuss various market and economic events 2016 may bring, along with challenges and opportunities for investors.

Our forecast includes “frustratingly fragile” economic growth and more modest long-term returns from the global stock and bond markets. The report cautions that for the decade ending 2025, returns for a balanced portfolio are likely to be moderately below historical averages.

Our simulations indicate that the average annualized returns of a 60% equity/40% bond portfolio for the decade are most likely to be centered in the 3%–5% range after inflation, below the actual average after-inflation return of 5.5% for the same portfolio since 1926.

Even so, Vanguard’s steadfast belief in its principles for investing success—focusing on clear goals, a suitable asset allocation, low costs, and long-term discipline—remains unchanged.

For more information about our expectations and the probability of various outcomes, see

Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model® (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from VCMM, derived from 10,000 simulations for U.S. equity returns and fixed income returns. Simulations as of September 30, 2015. Results from the model may vary with each use and over time. For more information, please see page 6.

4

December at 2.30%, up only slightly from 2.19% a year earlier. (Bond prices and yields move in opposite directions.) But the yields on shorter-term bonds rose more, especially in the second half of the year as investors anticipated a rate increase. For example, the 1-year Treasury yield climbed from 0.22% a year ago to 0.60%.

Investors focused on the Fed’s stance on short-term interest rates and alternately embraced or avoided safe-haven assets depending on the stock market’s strength. At times, bonds benefited from demand for a safe haven amid concerns including Greece’s fiscal crisis.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –6.02%, reduced by the dollar’s strength against many foreign currencies. Without this currency effect, returns were modestly positive.

Although the Fed raised its target for short-term interest rates in mid-December, returns for money market funds and savings accounts remained limited by the 0%–0.25% levels in place for much of the past seven years.

Some less-traditional funds bested stocks and bonds

To meet its investment objective of a 4% target annual distribution rate, Vanguard Managed Payout Fund invests in a well-diversified portfolio that includes traditional Vanguard stock and bond funds, Vanguard funds that seek returns less correlated with the markets, and a small

Total Returns
Inception Through December 31, 2015
Average
Annual Return
Managed Payout Fund (Returns since inception: 5/2/2008)	4.11%
Managed Payout Composite Index	3.14
For a benchmark description, see the Glossary.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

On January 17, 2014, Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund were merged into Vanguard Managed Payout Growth and Distribution Fund, which was then renamed Vanguard Managed Payout Fund. Returns before the merger reflect the performance of the former Managed Payout Growth and Distribution Fund.

5

slice of commodities exposure. The 12-month returns of the underlying investments spanned a wide range, from almost 6% for Vanguard Global Minimum Volatility Fund to about –25% for commodities (as represented by the Bloomberg Commodity Index).

Vanguard Global Minimum Volatility Fund, which seeks to provide worldwide stock exposure with lower volatility than that of the global equity market, has about half its holdings in non-U.S.-listed companies. However, the foreign currency exposure associated with those holdings is hedged, consistent with the fund’s volatility-reduction goal. As the U.S. dollar gained strength during most of the year, hedging was beneficial for U.S. investors—but keep in mind that the reverse can happen when the dollar weakens.

Vanguard Market Neutral Fund returned more than 5%, handily outpacing its U.S. Treasury bill benchmark index. The next closest performer was Vanguard Total International Bond Index Fund, which returned about 1%, helped by currency hedging. Vanguard Total Stock Market Index and Vanguard Total Bond Market II Index Funds each returned just above zero. Vanguard Total International Stock Index returned about –4%, and Vanguard Emerging Markets Stock Index Fund about –15%. Meanwhile, as slower growth in China tempered its appetite for natural resources, commodity prices tumbled.

The addition of Vanguard Alternative Strategies Fund in August enhanced the Managed Payout Fund’s performance. This new fund seeks to generate returns that have low correlation with the returns of

IMPORTANT: The projections or other information generated by the Vanguard Capital Markets Model (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.

The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.

The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s primary investment research and advice teams. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the VCMM is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data from as early as 1960. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

6

the stock and bond markets and that are less volatile than those of the overall U.S. stock market. Like Vanguard Market Neutral Fund, the Alternative Strategies Fund includes a strategy of selling stocks short; dividend payments required to be made to lenders of stocks must be recorded as an expense.

For more on your fund’s positioning and the advisor’s strategy during the year, please see the Advisor’s Report that follows this letter.

Although your fund doesn’t yet have a ten-year track record, its 4.11% average annual return since its inception in 2008 has been about one percentage point above that of its composite benchmark.

Be realistic in your expectations, and focus on what you can control

Although there have been times when it felt as if stocks and bonds were riding a roller coaster, the markets have generally risen in recent years. The broad global stock market in particular has posted some impressive gains since its turnaround began in 2009.

But 2015 served as a reminder that markets aren’t always favorable. Many stock and bond markets were at best barely positive, and commodities tumbled. In Vanguard’s recently updated long-term look at the economy and markets, our global economists explain why they expect economic growth to remain “frustratingly fragile,” and why their outlook for stock and bond markets is the most guarded since 2006. (For more details, see the box on page 4 and Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

Given these muted expectations, what’s the best course of action? I’ve often encouraged shareholders to focus on the things they can control. That advice holds true today. For example, if you’re still in saving mode, consider saving more than you think you may need, to help prepare for volatility that may lie ahead. And even if you’re spending down your assets, it’s important to continue paying attention to costs because the lower your costs, the more of your returns you can hold on to. (Keeping costs low is one of Vanguard’s four timeless principles for investing success, summarized inside the front cover of this report.)

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 21, 2016

7

Advisor’s Report

For the year ended December 31, 2015, Vanguard Managed Payout Fund returned –0.72%, outpacing the –2.04% return of its composite benchmark but well below its long-term target of 4% plus inflation. It was another challenging year for all investments—a year of the good, the bad, and the ugly.

The “good” was the U.S. economy. Taking into account relatively healthy growth and improving employment, the Federal Reserve raised interest rates for the first time in about a decade, by 0.25%. The “bad” was that growth was in line with expectations but did not translate into robust performance for stocks or bonds. And the “ugly” was commodities (more on this later).

For the three-year and five-year periods through 2015, the fund outperformed its benchmark and met its objective of producing a return of 4% plus inflation, with average annual returns of 6.81% and 6.37%, respectively.

Investment objective

The idea for the Managed Payout Fund originated with the success of the endowment and foundation investing model in the United States, dating to the 1970s. Many endowment pools seek to operate in perpetuity while preserving capital and regularly spending a certain percentage of assets. This is similar to what many investors, particularly in retirement, try to achieve. Broad asset-class diversification, a disciplined spending policy, and a focus on long-term performance helped make endowments successful.

The Managed Payout Fund also has a dual objective. In any given year, we try to outperform the benchmark on a risk-adjusted basis, and in the long run we seek to provide a return that at least equals spending plus inflation. (If we spend 4% and inflation is 2%, the fund’s objective is to produce a return of 6% or more.) Meeting this objective is critical for making periodic distributions and preserving capital.

We believe that markets are generally efficient in the long term, but short-term inefficiencies should allow our prudent, fundamentally driven strategy to achieve superior risk-adjusted results by concentrating on systematic opportunities within and between asset classes and by managing investment risks.

To evaluate our success, we need an appropriate benchmark, so the fund’s strategic asset allocation benchmark considers the objective of making stable distributions to shareholders. We use this as a guideline when making tactical decisions about specific investment vehicle allocations.

In 2015, Vanguard adjusted the benchmarks of many of its diversified funds, including the Managed Payout Fund, in part because of the increasing globalization of the stock and bond markets. Within

8

equities, the U.S. allocation was reduced from 70% to 60%, while the international allocation was increased from 30% to 40%. The international allocation within fixed income also was increased, from 20% to 30%. This is an important step to further reduce home bias in our benchmark and to more broadly diversify risk. We continue to be mindful of Managed Payout’s position relative to its benchmark as we assess and manage the fund’s risk.

Successes and challenges

For asset allocators, 2015 was one of the most challenging years in recent history. Almost all asset classes were down or about flat, making a strong absolute return nearly impossible with a predominantly long-only mandate. It was 2014 all over again—U.S. dollar strength coupled with commodity and emerging markets weakness. Significant appreciation of the dollar made the hedging policies of the underlying funds key factors in final performance. Meanwhile, both U.S. stocks and bonds returned about 0.5%. Unlike in 2014, however, volatility did not force investors into bonds, and the uncertain timing of the Fed’s anticipated rate rise and yield volatility made fixed income investment challenging. Although traditional asset classes were disappointing, we were helped by strong performance within active equity as well as some alternative asset categories.

The performance of the fund’s long-only equity basket (Vanguard Total Stock Market Index Fund, Vanguard Total International Stock Index Fund, Vanguard Emerging Markets Stock Index Fund, and Vanguard Global Minimum Volatility Fund) was “barbelled” between strong results for the Global Minimum Volatility Fund and a double-digit decline in emerging markets. We entered 2015 with a tilt toward emerging markets, as we felt their relative valuation was attractive. But after positive returns in the first two quarters, the rally ended. Vanguard Emerging Markets Stock Index Fund returned about –15% for the year. Although a large portion of its return came from price declines (making these equities even more attractive), nearly half of the negative return was currency-related (especially from Brazil, South Africa, and Russia). Fundamental economic weakness in China and commodity prices drove valuation contraction in many emerging markets.

In a year when dollar strength trimmed returns from international stocks, currency hedging produced better results—and helped make Vanguard Global Minimum Volatility Fund a bright spot. The fund, which seeks to provide lower absolute risk than the broad global stock market, may be expected to outperform in volatile down markets, as it did in 2015.

Because the market had anticipated the Fed’s interest rate move all year, even with higher equity volatility, investors hesitated to move into fixed income instruments. After many ups and downs, the 10-year Treasury note yield closed the year at

9

2.30%, just a bit higher than where it started. Globally, fixed income was driven by low inflation and poor economic growth outside the United States. Many developed central banks lowered rates, in many cases resulting in negative nominal yields. For example, 10-year Swiss government notes ended the year yielding –0.06%.

In general, our underweight allocation to fixed income relative to the benchmark was beneficial for the Managed Payout Fund because we could deploy that capital into nontraditional investments that could offer better returns or diversification.

Our most significant asset allocation change was the addition in August of Vanguard Alternative Strategies Fund, which provides access to nontraditional premiums and diversifies away from traditional long-only exposures. This fund aims to generate positive returns that have low correlation with the returns of more traditional asset classes, such as stocks and bonds, by using a combination of alternative strategies that span multiple asset classes: stocks, bonds, currencies, and commodities. The new fund contributed positively to the Managed Payout Fund’s performance.

Once again, Vanguard Market Neutral Fund had an outstanding year, beating its benchmark (the Citigroup Three-Month U.S. Treasury Bill Index) and adding to your fund’s result. With a return of more than 5%, the Market Neutral Fund outperformed both indexed equities and bonds and nearly matched the Global Minimum Volatility Fund’s return.

Commodities, one of the worst-performing asset classes, were the largest absolute detractor. Your fund had only a modest 5% allocation to commodities (the same as the benchmark), but the Bloomberg Commodity Index lost more than 24% for a long list of reasons, including oversupply and the strong dollar. Though we remain neutral on commodity prices, we believe in commodities’ long-term diversification benefit and inflation-hedging abilities. Although underperformance is concerning, it is not a cause for overreaction. In the current environment, particularly good performance from this asset class is not expected. If we do see any sign of a return to broader-based global economic growth in 2016, the commodities story may be very different.

Positioning

Entering 2016, the Managed Payout Fund’s assets are well-diversified and positioned in line with our beliefs. From a valuation perspective, we prefer non-U.S. equities but at the same time are concerned about overall volatility—which supports our investment in the Global Minimum Volatility Fund. We do not expect a very robust fixed income market, given low interest rates outside the United States and the expected (but slow) rise in U.S. rates. Although bonds do not look very attractive from a return standpoint,

10

they are very important for our diversification strategy. We also remain diversified into the alternative space (through the Market Neutral and Alternative Strategies Funds). We will continue assessing relative valuations for opportunities, while keeping an eye on risk.

As with all investments, we do not control the short-term outcome. Nevertheless, we believe that our decisions will position our investors’ financial resources well over the long term.

Thank you for entrusting us with your investments, and we look forward to a productive 2016.

Portfolio Managers:

John Ameriks, Principal

Michael H. Buek, CFA, Principal

Vanguard Quantitative Equity Group

January 21, 2016

11

Managed Payout Fund

Fund Profile
As of December 31, 2015

Total Fund Characteristics

Ticker Symbol	VPGDX
30-Day SEC Yield	1.94%
Acquired Fund Fees and Expenses[1]	0.42%

Allocation to Underlying Investments
Vanguard Total International Stock Index
Fund Investor Shares	20.0%
Vanguard Total Stock Market Index Fund
Investor Shares	19.9
Vanguard Global Minimum Volatility Fund
Investor Shares	15.0
Vanguard Total Bond Market II Index Fund
Investor Shares	12.0
Vanguard Alternative Strategies Fund
Investor Shares	10.2
Vanguard Market Neutral Fund Investor
Shares	6.9
Vanguard Total International Bond Index
Fund Investor Shares	6.0
Vanguard Emerging Markets Stock Index
Fund Investor Shares	5.0
Commodities	5.0

Total Fund Volatility Measures
	Managed	DJ
	Payout	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	0.97	0.85
Beta	0.99	0.58

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated April 29, 2015—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Fund invests. For the fiscal year ended December 31, 2015, the fund’s annualized expense figure totals 0.34%, representing the fund’s own annualized expense ratio of 0.02% together with acquired fund fees and expenses of 0.32%. (Approximately 35% of the total expenses are attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund and Vanguard Alternative Strategies Fund.)

12

Managed Payout Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008, Through December 31, 2015

Initial Investment of $25,000

		Average Annual Total Returns
	Periods Ended December 31, 2015

			Since	Final Value
	One	Five	Inception	of a $25,000
	Year	Years	(5/2/2008)	Investment

Managed Payout Fund	-0.72%	6.37%	4.11%	$34,041

•••••••• Managed Payout Composite Index	-2.04	5.16	3.14	31,678

Dow Jones U.S. Total Stock Market
Float Adjusted Index	0.44	12.14	7.47	43,434

For a benchmark description, see the Glossary.

"Since Inception" performance is calculated from the fund's inception date for both the fund and its comparative standards.

On January 17, 2014, Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund were merged into Vanguard Managed Payout Growth and Distribution Fund, which was then renamed Vanguard Managed Payout Fund. Returns before the merger reflect the performance of the former Managed Payout Growth and Distribution Fund.

See Financial Highlights for dividend and capital gains information.

13

Managed Payout Fund

Fiscal-Year Total Returns (%): May 2, 2008, Through December 31, 2015

Managed Payout Fund

Managed Payout Composite Index
For a benchmark description, see the Glossary.

On January 17, 2014, Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund were merged into Vanguard Managed Payout Growth and Distribution Fund, which was then renamed Vanguard Managed Payout Fund. Returns before the merger reflect the performance of the former Managed Payout Growth and Distribution Fund.

14

Managed Payout Fund

Consolidated Financial Statements

Consolidated Statement of Net Assets

As of December 31, 2015

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Market
				Value•
			Shares	($000)
Investment Companies (94.9%)
U.S. Stock Fund (19.9%)
Vanguard Total Stock Market Index Fund Investor Shares			6,209,019	315,294

Global Stock Fund (15.0%)
Vanguard Global Minimum Volatility Fund Investor Shares			21,098,320	238,411

International Stock Funds (24.9%)
Vanguard Total International Stock Index Fund Investor Shares			21,824,326	316,235
Vanguard Emerging Markets Stock Index Fund Investor Shares			3,801,016	79,099
				395,334
U.S. Bond Fund (12.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares			17,950,588	190,276

International Bond Fund (6.0%)
Vanguard Total International Bond Index Fund Investor Shares			8,969,853	94,632

Alternative Funds (17.1%)
Vanguard Alternative Strategies Fund Investor Shares			7,885,391	161,729
Vanguard Market Neutral Fund Investor Shares			9,001,625	109,190
				270,919
Total Investment Companies (Cost $1,355,782)				1,504,866
Temporary Cash Investments (4.9%)[2]

			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (4.9%)
3,[4] Fannie Mae Discount Notes	0.150%	1/4/16	887	887
3,[4] Fannie Mae Discount Notes	0.210%	1/5/16	500	500
3,[4] Fannie Mae Discount Notes	0.180%	1/6/16	290	290
3,[4] Fannie Mae Discount Notes	0.130%–0.155%	1/8/16	1,200	1,200
3,[4] Fannie Mae Discount Notes	0.300%	1/11/16	200	200
3,[4] Fannie Mae Discount Notes	0.100%–0.130%	1/13/16	369	369
3,[4] Fannie Mae Discount Notes	0.120%–0.250%	1/14/16	4,050	4,050
3,[4] Fannie Mae Discount Notes	0.140%–0.300%	1/15/16	1,840	1,840
3,[4] Fannie Mae Discount Notes	0.350%	1/19/16	1,000	1,000
3,[4] Fannie Mae Discount Notes	0.150%	1/20/16	800	800

15

Managed Payout Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3,[4] Fannie Mae Discount Notes	0.300%	1/21/16	200	200
3,[4] Fannie Mae Discount Notes	0.150%–0.400%	1/25/16	153	153
3,[4] Fannie Mae Discount Notes	0.400%	1/26/16	500	500
3,[4],5 Fannie Mae Discount Notes	0.150%–0.400%	2/2/16	3,300	3,299
3,[4] Fannie Mae Discount Notes	0.250%–0.360%	2/3/16	587	587
3,[4] Fannie Mae Discount Notes	0.190%–0.350%	2/8/16	700	700
3,[4] Fannie Mae Discount Notes	0.310%–0.350%	2/10/16	3,971	3,970
3,[4] Fannie Mae Discount Notes	0.180%–0.300%	2/16/16	377	377
3,[4] Fannie Mae Discount Notes	0.240%–0.250%	2/17/16	1,062	1,061
3,[4] Fannie Mae Discount Notes	0.250%–0.501%	2/24/16	700	700
[3,6] Federal Home Loan Bank Discount Notes	0.150%	1/4/16	324	324
[3,6] Federal Home Loan Bank Discount Notes	0.140%	1/6/16	700	700
[3,6] Federal Home Loan Bank Discount Notes	0.130%–0.350%	1/7/16	1,200	1,200
[3,6] Federal Home Loan Bank Discount Notes	0.160%–0.230%	1/11/16	800	800
[3,6] Federal Home Loan Bank Discount Notes	0.155%–0.210%	1/13/16	2,032	2,032
[3,6] Federal Home Loan Bank Discount Notes	0.150%–0.400%	1/14/16	2,000	2,000
[3,6] Federal Home Loan Bank Discount Notes	0.200%–0.220%	1/15/16	1,085	1,085
[3,6] Federal Home Loan Bank Discount Notes	0.150%–0.230%	1/20/16	999	999
[3,6] Federal Home Loan Bank Discount Notes	0.150%–0.190%	1/22/16	610	610
[3,6] Federal Home Loan Bank Discount Notes	0.150%–0.420%	1/26/16	1,626	1,626
[3,5,6] Federal Home Loan Bank Discount Notes	0.141%–0.160%	1/27/16	1,889	1,889
[3,6] Federal Home Loan Bank Discount Notes	0.260%	1/29/16	100	100
[3,6] Federal Home Loan Bank Discount Notes	0.470%	2/1/16	200	200
[3,6] Federal Home Loan Bank Discount Notes	0.250%–0.290%	2/2/16	1,665	1,664
[3,6] Federal Home Loan Bank Discount Notes	0.250%–0.370%	2/3/16	1,250	1,249
[3,6] Federal Home Loan Bank Discount Notes	0.250%	2/5/16	400	400
[3,6] Federal Home Loan Bank Discount Notes	0.280%–0.420%	2/8/16	400	400
[3,6] Federal Home Loan Bank Discount Notes	0.180%–0.280%	2/9/16	900	899
[3,6] Federal Home Loan Bank Discount Notes	0.400%–0.450%	2/10/16	404	404
[3,6] Federal Home Loan Bank Discount Notes	0.290%	2/16/16	500	500
[3,6] Federal Home Loan Bank Discount Notes	0.250%	2/18/16	197	197
[3,6] Federal Home Loan Bank Discount Notes	0.400%–0.480%	2/19/16	1,275	1,274
[3,6] Federal Home Loan Bank Discount Notes	0.481%	2/22/16	1,500	1,499
[3,6] Federal Home Loan Bank Discount Notes	0.450%	2/26/16	200	200
[3,6] Federal Home Loan Bank Discount Notes	0.501%	3/4/16	300	300
3,[4] Freddie Mac Discount Notes	0.110%–0.250%	1/5/16	1,368	1,368
3,[4] Freddie Mac Discount Notes	0.110%–0.300%	1/6/16	1,900	1,900
3,[4] Freddie Mac Discount Notes	0.300%	1/8/16	258	258
3,[4] Freddie Mac Discount Notes	0.300%	1/11/16	300	300
3,[4] Freddie Mac Discount Notes	0.180%–0.200%	1/12/16	539	539
3,[4] Freddie Mac Discount Notes	0.120%–0.195%	1/13/16	1,971	1,971
3,[4] Freddie Mac Discount Notes	0.110%–0.300%	1/15/16	2,159	2,159
3,[4] Freddie Mac Discount Notes	0.200%–0.300%	1/20/16	1,260	1,260
3,[4] Freddie Mac Discount Notes	0.180%–0.350%	1/21/16	1,600	1,600
3,[4] Freddie Mac Discount Notes	0.250%–0.330%	1/27/16	600	600
3,[4] Freddie Mac Discount Notes	0.330%	1/28/16	300	300
3,[4],5 Freddie Mac Discount Notes	0.150%–0.270%	2/3/16	4,600	4,599
3,[4] Freddie Mac Discount Notes	0.180%–0.470%	2/4/16	800	800
3,[4] Freddie Mac Discount Notes	0.380%	2/5/16	600	600
3,[4] Freddie Mac Discount Notes	0.230%	2/10/16	528	528
3,[4] Freddie Mac Discount Notes	0.230%–0.380%	2/11/16	555	555
3,[4] Freddie Mac Discount Notes	0.230%–0.290%	2/12/16	932	932
3,[4] Freddie Mac Discount Notes	0.390%	2/23/16	557	557
3,[4] Freddie Mac Discount Notes	0.400%	2/29/16	505	505
3,[4] Freddie Mac Discount Notes	0.350%	3/24/16	270	270
3 United States Treasury Bill	0.215%	3/3/16	3,000	2,999

16

Managed Payout Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 United States Treasury Bill	0.286%	3/17/16	2,000	1,999
3 United States Treasury Bill	0.221%	3/24/16	2,600	2,599
3 United States Treasury Note/Bond	0.250%	2/29/16	1,991	1,991
3 United States Treasury Note/Bond	2.250%	3/31/16	1,549	1,556
Total Temporary Cash Investments (Cost $77,974)				77,979
Total Investments (99.8%) (Cost $1,433,756)				1,582,845

				Amount
				($000)
Other Assets and Liabilities (0.2%)
Other Assets
Receivables for Investment Securities Sold				5,100
Receivables for Accrued Income				405
Receivables for Capital Shares Issued				1,953
Total Other Assets				7,458
Liabilities
Payables for Investment Securities Purchased				(394)
Payables for Capital Shares Redeemed				(1,813)
Payables to Vanguard				(27)
Other Liabilities				(2,670)
Total Liabilities				(4,904)
Net Assets (100%)
Applicable to 91,498,918 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,585,399
Net Asset Value Per Share				$17.33

At December 31, 2015, net assets consisted of:
				Amount
				($000)
Paid-in Capital				1,436,310
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				—
Unrealized Appreciation (Depreciation)				149,089
Net Assets				1,585,399

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 5.0% and –0.1%, respectively, of net assets.
3 Security is owned by the Vanguard MPF Portfolio, which is a wholly owned subsidiary of the Managed Payout Fund.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $6,866,000 have been segregated as collateral for open over-the-counter swap contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Managed Payout Fund

Consolidated Statement of Operations

Year Ended
December 31, 2015
($000)
Investment Income
Income
Income Distributions Received	26,306
Interest[1]	111
Total Income	26,417
Expenses—Note B
Management and Administrative	224
Trustees’ Fees and Expenses	24
Custodian Fees	4
Total Expenses	252
Net Investment Income	26,165
Realized Net Gain (Loss)
Capital Gain Distributions Received	3,687
Investment Securities Sold	24,584
Swap Contracts	(18,559)
Realized Net Gain (Loss)	9,712
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(47,610)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,733)
1 Interest income from an affiliated company of the fund was $50,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Managed Payout Fund

Consolidated Statement of Changes in Net Assets

	Year Ended December 31,
	2015	2014
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,165	29,379
Realized Net Gain (Loss)	9,712	25,310
Change in Unrealized Appreciation (Depreciation)	(47,610)	28,550
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,733)	83,239
Distributions
Net Investment Income	(26,568)	(42,815)
Realized Capital Gain[1]	(28,058)	(10,387)
Return of Capital	(71,211)	(3,432)
Total Distributions	(125,837)	(56,634)
Capital Share Transactions
Issued	338,003	353,164
Issued in Connection with Acquisition of
Vanguard Managed Payout Growth Focus Fund	—	110,199
Issued in Connection with Acquisition of
Vanguard Managed Payout Distribution Focus Fund	—	746,728
Issued in Lieu of Cash Distributions	88,259	22,931
Redeemed	(269,800)	(284,127)
Net Increase (Decrease) from Capital Share Transactions	156,462	948,895
Total Increase (Decrease)	18,892	975,500
Net Assets
Beginning of Period	1,566,507	591,007
End of Period	1,585,399	1,566,507

1 Includes fiscal 2015 and 2014 short-term gain distributions totaling $0 and $7,476,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Managed Payout Fund

Consolidated Financial Highlights

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$18.90	$18.54	$17.62	$16.61	$17.26
Investment Operations
Net Investment Income	. 309	. 384[1]	.326[1]	.337	.340
Capital Gain Distributions Received	.041	.152[1]	.021[1]	.027	.028
Net Realized and Unrealized Gain (Loss)
on Investments	(. 464)	.530	2.408	1.437	(. 242)
Total from Investment Operations	(.114)	1.066	2.755	1.801	.126
Distributions
Dividends from Net Investment Income	(.313)	(.535)	(.439)	(.417)	(.410)
Distributions from Realized Capital Gains[2]	(.319)	(.128)	(.871)	—	—
Return of Capital	(. 824)	(.043)	(. 525)	(. 374)	(.366)
Total Distributions	(1.456)	(.706)	(1.835)	(.791)	(.776)
Net Asset Value, End of Period	$17.33	$18.90	$18.54	$17.62	$16.61

Total Return	-0.72%	5.83%	15.97%	11.02%	0.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,585	$1,567	$591	$373	$293
Ratio of Total Expenses to Average Net Assets	0.02%	0.01%	0.03%	0.03%[3]	—
Acquired Fund Fees and Expenses	0.32%	0.37%	0.31%	0.40%	0.39%
Ratio of Net Investment Income to
Average Net Assets	1.64%	1.99%	1.76%	1.96%	1.97%
Portfolio Turnover Rate	29%	23%	48%	32%	33%

1 Calculated based on average shares outstanding.

2 Includes $.319, $.035, $.710, $0, and $0 from long-term capital gains and $0, $.093, $.161, $0, and $0 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Managed Payout Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash. Financial statements and other information about each underlying fund are available on vanguard.com.

The Consolidated Financial Statements include Vanguard MPF Portfolio (“the subsidiary”), which commenced operations on February 23, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of December 31, 2015, the fund held $79,976,000 in the subsidiary, representing 5% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

Prior to commencement of the subsidiary, the fund achieved its targeted commodity exposure through direct commodity-linked investments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund gains exposure to commodities through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Consolidated Statement of Net Assets and Consolidated Statement of Operations as unrealized appreciation (depreciation)

21

Managed Payout Fund

until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counter-party may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged.

Any securities pledged as collateral for open contracts are noted in the Consolidated Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2015, the subsidiary’s average amount of investment in total return swaps represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and, because it does not carry on a U.S. trade or business, is generally not subject to U.S. federal tax. In addition, the subsidiary is not subject to Cayman Islands income tax. The subsidiary will distribute any earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions are determined based on a specified percentage payout rate of 4% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. For 2015, the fund made monthly distributions of $.0589 per share, and also distributed $.750 per share to shareholders of record on December 28, 2015. Distributions are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character. Effective January 1, 2016, the monthly distribution rate is $.0589 per share.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes,

22

Managed Payout Fund

and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2015, or at any time during the period then ended.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended December 31, 2015, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Under a separate agreement, Vanguard provides corporate management and administrative services to the subsidiary for an annual fee of 0.40% of average net assets of the subsidiary. In addition, the subsidiary pays an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. All of the subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Total Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

23

Managed Payout Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	1,504,866	—	—
Temporary Cash Investments	—	77,979	—
Total	1,504,866	77,979	—

D. At December 31, 2015, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Credit Suisse Custom 34
Total Return Index	1/29/16	CSI	79,953	(0.490%)	—
CSI—Credit Suisse International.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized losses of $438,000 on certain of the fund’s investments are treated as ordinary loss for tax purposes. Short-term capital gain distributions received from the funds, in which the fund invests, of $651,000 are treated as ordinary income for tax purposes. As a result, a net amount of $213,000 has been reclassified from accumulated net realized gains to undistributed net investment income.

The subsidiary incurred a net operating loss of $18,749,000, which was reclassified from undistributed net investment income to paid-in capital. Such net operating loss consisted primarily of $18,559,000 in realized losses on swap contracts, which are treated as ordinary loss for tax purposes and were initially reclassified from accumulated net realized gains to undistributed net investment income.

For tax purposes, at December 31, 2015, the fund had no ordinary income or capital gains available for distribution.

At December 31, 2015, the cost of investment securities for tax purposes was $1,433,756,000. Net unrealized appreciation of investment securities for tax purposes was $149,089,000, consisting of unrealized gains of $179,291,000 on securities that had risen in value since their purchase and $30,202,000 in unrealized losses on securities that had fallen in value since their purchase.

24

Managed Payout Fund

F. During the year ended December 31, 2015, the fund purchased $440,475,000 of investment securities and sold $479,395,000 of investment securities, other than temporary cash investments.

Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Dec. 31,		Proceeds			Dec. 31,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Alternative
Strategies Fund	—	162,746	5,000	746	—	161,729
Vanguard Emerging Markets
Stock Index Fund	75,564	23,365	5,200	2,127	—	79,099
Vanguard Global Minimum
Volatility Fund	319,257	16,937	110,637	4,188	3,248	238,411
Vanguard Market Liquidity Fund	148	NA [2]	NA [2]	50	—	—
Vanguard Market Neutral Fund	153,164	5,118	56,000	18	—	109,190
Vanguard Total Bond Market II
Index Fund	206,911	37,691	49,994	4,616	439	190,276
Vanguard Total International
Bond Index Fund	110,713	11,045	26,500	1,645	—	94,632
Vanguard Total International
Stock Index Fund	231,512	133,837	25,452	7,137	—	316,235
Vanguard Total Stock Market
Index Fund	396,695	38,396	118,326	5,829	—	315,294
Total	1,493,964	429,135	397,109	26,356	3,687	1,504,866
1 Includes net realized gain (loss) on affiliated investment securities sold of $52,635,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

25

Managed Payout Fund

G. Capital shares issued and redeemed were:
	Year Ended December 31,
	2015	2014
	Shares	Shares
	(000)	(000)
Issued	18,075	18,702
Issued in Connection with Acquisition of
Vanguard Managed Payout Growth Focus Fund	—	5,943
Issued in Connection with Acquisition of
Vanguard Managed Payout Distribution Focus Fund	—	40,275
Issued in Lieu of Cash Distributions	4,954	1,215
Redeemed	(14,436)	(15,108)
Net Increase (Decrease) in Shares Outstanding	8,593	51,027

H. On January 17, 2014, Vanguard Managed Payout Growth and Distribution Fund acquired all of the net assets of Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund pursuant to a plan of reorganization approved by the funds’ board of trustees on September 26, 2013. The purpose of the transaction was to combine three funds with comparable investment objectives. The acquisition was accomplished by a tax-free exchange of 46,218,000 of Vanguard Managed Payout Growth and Distribution Fund’s capital shares for the 5,322,000 shares of Vanguard Managed Payout Growth Focus Fund and the 52,217,000 shares of Vanguard Managed Payout Distribution Focus Fund outstanding as of close of business on January 17, 2014. Vanguard Managed Payout Growth Focus Fund’s net assets of $110,199,000, including $10,696,000 of unrealized appreciation, and Vanguard Managed Payout Distribution Focus Fund’s net assets of $746,728,000, including $91,239,000 of unrealized appreciation, were combined with Vanguard Managed Payout Growth and Distribution Fund’s net assets of $604,190,000, resulting in combined net assets of $1,461,117,000 after the merger. Immediately following the merger, Vanguard Managed Payout Growth and Distribution Fund was renamed Vanguard Managed Payout Fund.

I. Management has determined that, other than the aforementioned monthly per share distribution rate for 2016, no material events or transactions occurred subsequent to December 31, 2015, that would require recognition or disclosure in these financial statements.

26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Managed Payout Fund:

In our opinion, the accompanying consolidated statement of net assets and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of Vanguard Managed Payout Fund (constituting a separate portfolio of Vanguard Valley Forge Funds, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements and consolidated financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2016

Special 2015 tax information (unaudited) for Vanguard Managed Payout Fund

This information for the fiscal year ended December 31, 2015, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $28,058,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

The fund distributed $14,652,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 25.2% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

27

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Managed Payout Fund
Periods Ended December 31, 2015
			Since
	One	Five	Inception
	Year	Years	(5/2/2008)
Returns Before Taxes	-0.72%	6.37%	4.11%
Returns After Taxes on Distributions	-1.67	5.21	3.01
Returns After Taxes on Distributions and Sale of Fund Shares	0.12	4.69	2.88

28

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. The Managed Payout Fund, in addition to its own expenses, bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the expense ratio and the acquired fund fees and expenses for the Managed Payout Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

29

Six Months Ended December 31, 2015
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Managed Payout Fund	6/30/2015	12/31/2015	Period
Based on Actual Fund Return	$1,000.00	$971.59	$1.59
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.59	1.63

These calculations are based on the fund’s expense ratio for the most recent six-month period together with its acquired fund fees and expenses. The combined, annualized expense figure for the period shown is 0.34%. The dollar amount shown as “Expenses Paid” is equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

30

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Benchmark Information

Managed Payout Composite Index: Weighted 36% CRSP US Total Market Index, 24.5% Barclays U.S. Aggregate Float Adjusted Index, 24% FTSE Global All Cap ex US Index, 10.5% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index as of May 1, 2015. In prior periods, the composite was 42% CRSP US Total Market Index, 28% Barclays U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, 7% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index (Dow Jones-UBS Commodity Index through June 30, 2014) through April 30, 2015; and 35% CRSP US Total Market Index (MSCI US Broad Market Index through May 31, 2013), 12% Barclays U.S. Aggregate Float Adjusted Index (Barclays U.S. Aggregate Bond Index through December 31, 2009), 15% FTSE Global All Cap ex US Index (MSCI All Country World ex USA Investable Market Index through May 31, 2013), 3% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), 15% Citigroup Three-Month U.S. Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009) through January 31, 2014. International stock benchmark returns are adjusted for withholding taxes.

31

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 194 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International PLC (diversified manufacturing and services), Hewlett-Packard Co. (electronic computer manufacturing), and Delphi Automotive PLC (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Investment Advisory Committee of Major League Baseball.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Trustee of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center and of the Advisory Board of the Parthenon Group (strategy consulting).

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Heidi Stam

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation.

Vanguard Senior ManagementTeam

Mortimer J. Buckley	Chris D. McIsaac
Kathleen C. Gubanich	James M. Norris
Paul A. Heller	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14970 022016

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, and André F. Perold.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2015: $44,000
Fiscal Year Ended December 31, 2014: $89,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2015: $7,000,200
Fiscal Year Ended December 31, 2014: $6,605,127

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2015: $2,899,096
Fiscal Year Ended December 31, 2014: $2,176,479

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended December 31, 2015: $353,389
Fiscal Year Ended December 31, 2014: $316,869

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended December 31, 2015: $202,313 Fiscal Year Ended December 31, 2014: $198,163

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2015: $555,702
Fiscal Year Ended December 31, 2014: $515,032

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)

Common Stocks (59.9%)[1]
Basic Materials (1.4%)
Dow Chemical Co.	835,392	43,006
EI du Pont de Nemours & Co.	631,878	42,083
LyondellBasell Industries NV Class A	259,218	22,526
Ecolab Inc.	191,604	21,916
Praxair Inc.	209,711	21,474
PPG Industries Inc.	197,188	19,486
Air Products & Chemicals Inc.	139,780	18,187
International Paper Co.	297,748	11,225
Alcoa Inc.	949,194	9,369
Nucor Corp.	230,444	9,287
Celanese Corp. Class A	105,691	7,116
International Flavors & Fragrances Inc.	57,889	6,926
Eastman Chemical Co.	101,807	6,873
Newmont Mining Corp.	381,500	6,863
CF Industries Holdings Inc.	165,500	6,754
Airgas Inc.	47,011	6,503
Mosaic Co.	234,317	6,465
Freeport-McMoRan Inc.	833,402	5,642
* WR Grace & Co.	50,247	5,004
Ashland Inc.	46,749	4,801
Albemarle Corp.	78,791	4,413
RPM International Inc.	91,812	4,045
Avery Dennison Corp.	62,843	3,938
FMC Corp.	94,553	3,700
Steel Dynamics Inc.	165,772	2,962
Reliance Steel & Aluminum Co.	49,033	2,839
NewMarket Corp.	7,316	2,785
* Axalta Coating Systems Ltd.	97,814	2,607
Olin Corp.	119,064	2,055
Sensient Technologies Corp.	32,282	2,028
PolyOne Corp.	61,880	1,965
Compass Minerals International Inc.	24,345	1,832
Huntsman Corp.	155,311	1,766
Royal Gold Inc.	47,747	1,741
Cabot Corp.	42,448	1,735
Domtar Corp.	43,974	1,625
Westlake Chemical Corp.	27,626	1,501
Balchem Corp.	24,471	1,488
^ CONSOL Energy Inc.	181,554	1,434
* Cambrex Corp.	29,820	1,404
KapStone Paper and Packaging Corp.	60,016	1,356
HB Fuller Co.	34,933	1,274
* Platform Specialty Products Corp.	98,888	1,269
* Chemtura Corp.	46,208	1,260
Carpenter Technology Corp.	40,475	1,225
Kaiser Aluminum Corp.	14,021	1,173
Commercial Metals Co.	83,931	1,149
Worthington Industries Inc.	38,042	1,147
Minerals Technologies Inc.	23,992	1,100
Innospec Inc.	19,307	1,049
Allegheny Technologies Inc.	88,103	991
Neenah Paper Inc.	15,588	973
* Stillwater Mining Co.	106,113	909
Quaker Chemical Corp.	10,739	830
Calgon Carbon Corp.	45,480	785
US Silica Holdings Inc.	40,949	767
Axiall Corp.	48,577	748
A Schulman Inc.	23,666	725
^ United States Steel Corp.	85,634	683
Chemours Co.	125,395	672
Hecla Mining Co.	353,689	668

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Stepan Co.	13,316	662
*	Ferroglobe PLC	59,125	636
*	Clearwater Paper Corp.	13,582	618
	Aceto Corp.	22,266	601
	PH Glatfelter Co.	30,014	553
*	Ferro Corp.	49,386	549
	Innophos Holdings Inc.	18,010	522
	Haynes International Inc.	12,139	445
*	Resolute Forest Products Inc.	58,192	440
*	Kraton Performance Polymers Inc.	26,421	439
*,^	AK Steel Holding Corp.	180,684	405
*	Koppers Holdings Inc.	21,205	387
	Deltic Timber Corp.	6,307	371
	Chase Corp.	8,579	349
*	OMNOVA Solutions Inc.	53,353	327
*	Coeur Mining Inc.	127,966	317
*	Univar Inc.	17,590	299
	Wausau Paper Corp.	27,396	280
*	CSW Industrials Inc.	7,188	271
	Rayonier Advanced Materials Inc.	25,871	253
*	Real Industry Inc.	29,802	239
	Hawkins Inc.	6,172	221
*,^	Uranium Energy Corp.	193,200	205
	Olympic Steel Inc.	17,319	201
*	Cloud Peak Energy Inc.	94,675	197
*	Veritiv Corp.	5,308	192
	Tredegar Corp.	13,065	178
	American Vanguard Corp.	12,311	172
	Gold Resource Corp.	99,722	166
*	Universal Stainless & Alloy Products Inc.	15,138	141
	FutureFuel Corp.	9,700	131
	Ampco-Pittsburgh Corp.	10,863	111
*	Northern Technologies International Corp.	7,900	110
*	Handy & Harman Ltd.	5,100	105
*,^	Peabody Energy Corp.	13,099	101
*	Senomyx Inc.	26,231	99
*	Fairmount Santrol Holdings Inc.	39,050	92
	KMG Chemicals Inc.	3,499	81
	Synalloy Corp.	9,475	65
	Kronos Worldwide Inc.	10,200	58
*	NL Industries Inc.	17,949	55
	SunCoke Energy Inc.	14,503	50
	United-Guardian Inc.	2,401	46
	Rentech Inc.	11,991	42
*	Codexis Inc.	8,779	37
*,^	Cliffs Natural Resources Inc.	21,555	34
	Tronox Ltd. Class A	6,379	25
*	General Moly Inc.	84,579	17
*	Solitario Exploration & Royalty Corp.	24,560	12
*	Centrus Energy Corp. Class A	7,300	10
*	Uranium Resources Inc.	7,072	4
*	Comstock Mining Inc.	9,150	4
*	Paramount Gold Nevada Corp.	2,763	3
			362,050
Consumer Goods (6.2%)
	Procter & Gamble Co.	1,964,728	156,019
	Coca-Cola Co.	2,836,766	121,867
	PepsiCo Inc.	1,058,385	105,754
	Philip Morris International Inc.	1,122,779	98,704
	Altria Group Inc.	1,421,681	82,756
	NIKE Inc. Class B	974,660	60,916
	Mondelez International Inc. Class A	1,087,268	48,753
	Colgate-Palmolive Co.	647,957	43,167
	Ford Motor Co.	2,810,378	39,598

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	General Motors Co.	1,009,791	34,343
	Kimberly-Clark Corp.	260,805	33,200
	Kraft Heinz Co.	436,717	31,776
	Monsanto Co.	319,588	31,486
	Reynolds American Inc.	618,304	28,535
	General Mills Inc.	430,991	24,851
	Johnson Controls Inc.	466,965	18,440
	Delphi Automotive plc	201,984	17,316
*,^	Tesla Motors Inc.	71,477	17,155
	Constellation Brands Inc. Class A	118,648	16,900
*	Monster Beverage Corp.	111,661	16,633
	Archer-Daniels-Midland Co.	430,218	15,780
	VF Corp.	245,945	15,310
*	Electronic Arts Inc.	211,718	14,549
	Activision Blizzard Inc.	368,999	14,284
	Estee Lauder Cos. Inc. Class A	160,487	14,132
	ConAgra Foods Inc.	309,736	13,058
	Kellogg Co.	178,865	12,927
	Dr Pepper Snapple Group Inc.	136,903	12,759
	Clorox Co.	92,075	11,678
	Stanley Black & Decker Inc.	107,566	11,481
	Tyson Foods Inc. Class A	214,770	11,454
	Mead Johnson Nutrition Co.	144,214	11,386
	JM Smucker Co.	86,257	10,639
*	Under Armour Inc. Class A	129,882	10,470
	Molson Coors Brewing Co. Class B	105,733	9,930
	Genuine Parts Co.	114,561	9,840
	Hershey Co.	101,380	9,050
*	Jarden Corp.	155,353	8,874
	Whirlpool Corp.	58,472	8,588
*	Mohawk Industries Inc.	45,270	8,574
	Newell Rubbermaid Inc.	192,574	8,489
	Hanesbrands Inc.	276,464	8,136
	DR Horton Inc.	253,726	8,127
	Church & Dwight Co. Inc.	93,306	7,920
	Hormel Foods Corp.	95,333	7,539
	Brown-Forman Corp. Class B	73,790	7,326
	Keurig Green Mountain Inc.	80,533	7,246
	Snap-on Inc.	41,846	7,174
	BorgWarner Inc.	164,766	7,123
	Coca-Cola Enterprises Inc.	144,346	7,108
	Bunge Ltd.	102,731	7,014
	Mattel Inc.	256,626	6,973
	Campbell Soup Co.	131,790	6,926
	McCormick & Co. Inc.	79,699	6,819
	Lear Corp.	54,982	6,753
	Lennar Corp. Class A	135,854	6,645
	Coach Inc.	198,953	6,512
	Harley-Davidson Inc.	138,304	6,278
	Goodyear Tire & Rubber Co.	190,718	6,231
*	LKQ Corp.	198,270	5,875
	Hasbro Inc.	80,864	5,447
	Harman International Industries Inc.	54,185	5,105
*	Michael Kors Holdings Ltd.	126,046	5,049
*	WhiteWave Foods Co. Class A	127,056	4,944
	Ingredion Inc.	51,570	4,942
	Ralph Lauren Corp. Class A	43,215	4,818
*	Middleby Corp.	43,654	4,709
*	NVR Inc.	2,860	4,699
	PulteGroup Inc.	262,053	4,670
	PVH Corp.	60,141	4,429
	Leggett & Platt Inc.	99,099	4,164
	Leucadia National Corp.	235,133	4,089
*	WABCO Holdings Inc.	39,406	4,030

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Polaris Industries Inc.	46,668	4,011
*	Toll Brothers Inc.	115,426	3,844
*	lululemon athletica Inc.	70,336	3,691
*	Visteon Corp.	31,167	3,569
*	Hain Celestial Group Inc.	87,342	3,528
*	Edgewell Personal Care Co.	44,829	3,513
	Pinnacle Foods Inc.	80,124	3,402
	Gentex Corp.	207,392	3,320
	Brunswick Corp.	64,026	3,234
	Carter's Inc.	36,261	3,228
*	Tempur Sealy International Inc.	44,894	3,163
	Flowers Foods Inc.	138,960	2,986
	Pool Corp.	33,084	2,673
*	Skechers U.S.A. Inc. Class A	87,378	2,640
*	Post Holdings Inc.	41,936	2,587
*,^	Herbalife Ltd.	44,820	2,403
*	TreeHouse Foods Inc.	28,125	2,207
	CalAtlantic Group Inc.	55,294	2,097
*	Helen of Troy Ltd.	21,953	2,069
	Scotts Miracle-Gro Co. Class A	31,733	2,047
*	Vista Outdoor Inc.	44,046	1,960
*	Take-Two Interactive Software Inc.	55,729	1,942
	Tupperware Brands Corp.	34,544	1,922
	Thor Industries Inc.	33,982	1,908
*	Tenneco Inc.	40,156	1,844
	Spectrum Brands Holdings Inc.	17,999	1,832
	Lancaster Colony Corp.	14,353	1,657
*	Kate Spade & Co.	92,128	1,637
	Drew Industries Inc.	25,922	1,578
	B&G Foods Inc.	44,377	1,554
	Dana Holding Corp.	112,364	1,551
	Nu Skin Enterprises Inc. Class A	40,521	1,535
	Cooper Tire & Rubber Co.	39,987	1,514
	Energizer Holdings Inc.	43,929	1,496
	Vector Group Ltd.	61,843	1,459
	Snyder's-Lance Inc.	41,632	1,428
*	Zynga Inc. Class A	515,369	1,381
	J&J Snack Foods Corp.	11,583	1,351
*	Boston Beer Co. Inc. Class A	6,394	1,291
	Pilgrim's Pride Corp.	58,335	1,289
*	TRI Pointe Group Inc.	100,715	1,276
	Avon Products Inc.	313,950	1,271
*	Dorman Products Inc.	26,662	1,266
*	Darling Ingredients Inc.	119,568	1,258
*,^	Fitbit Inc. Class A	42,251	1,250
	Herman Miller Inc.	42,085	1,208
*	Steven Madden Ltd.	39,537	1,195
*	Gentherm Inc.	24,992	1,185
*	G-III Apparel Group Ltd.	26,466	1,171
	Wolverine World Wide Inc.	70,016	1,170
*	Fossil Group Inc.	31,511	1,152
*,^	GoPro Inc. Class A	63,710	1,147
*	Deckers Outdoor Corp.	24,006	1,133
	WD-40 Co.	11,317	1,116
	HNI Corp.	30,788	1,110
	Coty Inc. Class A	42,601	1,092
	Sanderson Farms Inc.	13,963	1,082
	Columbia Sportswear Co.	22,052	1,075
	Fresh Del Monte Produce Inc.	27,156	1,056
	Dean Foods Co.	60,127	1,031
*	iRobot Corp.	28,642	1,014
	La-Z-Boy Inc.	38,861	949
*,^	Wayfair Inc.	19,516	929
*	Meritage Homes Corp.	27,145	923

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Universal Corp.	16,025	899
^ Cal-Maine Foods Inc.	19,344	896
KB Home	72,628	896
Schweitzer-Mauduit International Inc.	20,942	879
* American Axle & Manufacturing Holdings Inc.	45,473	861
Steelcase Inc. Class A	55,028	820
MDC Holdings Inc.	31,807	812
* Tumi Holdings Inc.	48,500	807
Oxford Industries Inc.	12,425	793
Coca-Cola Bottling Co. Consolidated	4,139	755
* Select Comfort Corp.	34,864	746
Interface Inc. Class A	38,594	739
Andersons Inc.	23,033	729
Knoll Inc.	37,546	706
* Seaboard Corp.	237	686
* Cooper-Standard Holding Inc.	8,558	664
* TiVo Inc.	76,018	656
* USANA Health Sciences Inc.	5,014	641
* Diamond Foods Inc.	15,362	592
* Crocs Inc.	55,484	568
* Universal Electronics Inc.	10,955	563
Nutrisystem Inc.	25,976	562
Ethan Allen Interiors Inc.	19,828	552
Briggs & Stratton Corp.	30,814	533
Winnebago Industries Inc.	26,569	529
Standard Motor Products Inc.	13,847	527
Callaway Golf Co.	49,970	471
Phibro Animal Health Corp. Class A	15,403	464
* Central Garden & Pet Co. Class A	33,733	459
* Cavco Industries Inc.	5,396	450
Movado Group Inc.	17,079	439
* Unifi Inc.	15,391	433
* National Beverage Corp.	9,474	430
Tootsie Roll Industries Inc.	13,549	428
* Boulder Brands Inc.	37,697	414
* ACCO Brands Corp.	56,963	406
* Blue Buffalo Pet Products Inc.	21,584	404
Calavo Growers Inc.	8,012	393
Inter Parfums Inc.	16,144	385
MGP Ingredients Inc.	14,780	384
Orchids Paper Products Co.	12,153	376
* LGI Homes Inc.	15,044	366
* Vera Bradley Inc.	23,200	366
Kimball International Inc. Class B	35,921	351
Medifast Inc.	11,307	344
Libbey Inc.	15,729	335
* M/I Homes Inc.	15,193	333
Tower International Inc.	11,407	326
* Blount International Inc.	31,829	312
* Revlon Inc. Class A	11,180	311
* Nutraceutical International Corp.	11,999	310
John B Sanfilippo & Son Inc.	5,657	306
* Motorcar Parts of America Inc.	8,969	303
* Taylor Morrison Home Corp. Class A	17,400	278
Culp Inc.	10,839	276
* Omega Protein Corp.	11,680	259
* ZAGG Inc.	23,585	258
* DTS Inc.	11,395	257
* Perry Ellis International Inc.	13,920	256
* WCI Communities Inc.	11,471	256
* RealD Inc.	23,425	247
* Stoneridge Inc.	16,264	241
Flexsteel Industries Inc.	5,296	234
* Nautilus Inc.	13,942	233

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	National Presto Industries Inc.	2,662	221
*	Central Garden & Pet Co.	15,938	215
	Bassett Furniture Industries Inc.	8,483	213
*	Beazer Homes USA Inc.	18,315	210
	Superior Industries International Inc.	11,347	209
	A-Mark Precious Metals Inc.	10,615	204
*	Hovnanian Enterprises Inc. Class A	110,909	201
	Weyco Group Inc.	7,270	195
*	Lakeland Industries Inc.	16,204	193
*	Lifevantage Corp.	20,187	192
*	Sequential Brands Group Inc.	21,930	173
*	Eastman Kodak Co.	13,500	169
	Hooker Furniture Corp.	6,619	167
	Strattec Security Corp.	2,925	165
*	William Lyon Homes Class A	9,742	161
*	Glu Mobile Inc.	65,501	159
*	Modine Manufacturing Co.	17,129	155
	Arctic Cat Inc.	9,186	150
*	Federal-Mogul Holdings Corp.	21,259	146
	Alico Inc.	3,661	142
*	Farmer Brothers Co.	4,375	141
	Johnson Outdoors Inc. Class A	6,125	134
	Oil-Dri Corp. of America	3,637	134
	Titan International Inc.	32,248	127
*	Malibu Boats Inc. Class A	6,763	111
*	New Home Co. Inc.	7,785	101
*,^	Jamba Inc.	7,035	95
*	Lifeway Foods Inc.	8,078	90
*	Century Communities Inc.	4,912	87
	Alliance One International Inc.	7,305	84
	Lifetime Brands Inc.	6,025	80
*	JAKKS Pacific Inc.	9,900	79
*	Fox Factory Holding Corp.	4,700	78
*,^	Elizabeth Arden Inc.	7,751	77
*	Cherokee Inc.	4,265	74
*	Inventure Foods Inc.	10,030	71
*	Iconix Brand Group Inc.	9,274	63
	Nature's Sunshine Products Inc.	6,088	62
*	Charles & Colvard Ltd.	52,713	59
	Limoneira Co.	3,951	59
	Escalade Inc.	4,289	57
	Rocky Brands Inc.	4,880	56
*	Seneca Foods Corp. Class A	1,893	55
*	Shiloh Industries Inc.	10,144	53
	Acme United Corp.	2,950	50
	LS Starrett Co. Class A	4,950	48
	Metaldyne Performance Group Inc.	2,600	48
	Marine Products Corp.	7,638	46
*	Skullcandy Inc.	9,100	43
*	P&F Industries Inc. Class A	4,580	40
*	Black Diamond Inc.	8,914	39
*	Dixie Group Inc.	7,526	39
*,^	Clean Diesel Technologies Inc.	41,054	39
	Golden Enterprises Inc.	6,718	32
	Superior Uniform Group Inc.	1,500	25
*	Female Health Co.	17,555	25
*	Natural Alternatives International Inc.	2,300	24
*	Nova Lifestyle Inc.	11,924	21
*	Lipocine Inc.	1,400	18
*	Craft Brew Alliance Inc.	2,154	18
*	Quantum Fuel Systems Technologies Worldwide Inc.	19,395	14
*	Emerson Radio Corp.	12,062	12
*	Amplify Snack Brands Inc.	810	9
*	Fuel Systems Solutions Inc.	1,842	9

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	LeapFrog Enterprises Inc.	10,655	8
*	Willamette Valley Vineyards Inc.	902	6
*	MCBC Holdings Inc.	434	6
*	Crystal Rock Holdings Inc.	1,860	1
*	Stanley Furniture Co. Inc.	364	1
			1,623,434
Consumer Services (8.4%)
*	Amazon.com Inc.	271,132	183,255
	Home Depot Inc.	915,238	121,040
	Walt Disney Co.	1,077,639	113,238
	Comcast Corp. Class A	1,767,205	99,723
	CVS Health Corp.	804,054	78,612
	McDonald's Corp.	663,557	78,393
	Wal-Mart Stores Inc.	1,045,265	64,075
	Starbucks Corp.	1,016,988	61,050
	Costco Wholesale Corp.	316,214	51,069
	Lowe's Cos. Inc.	670,405	50,978
	Walgreens Boots Alliance Inc.	593,420	50,533
*	Priceline Group Inc.	35,913	45,787
	Time Warner Cable Inc.	205,612	38,160
	Time Warner Inc.	554,223	35,842
*	Netflix Inc.	292,711	33,480
	McKesson Corp.	167,146	32,966
	TJX Cos. Inc.	461,765	32,744
	Target Corp.	444,148	32,250
	Twenty-First Century Fox Inc. Class A	1,169,844	31,773
	Delta Air Lines Inc.	564,941	28,637
	Kroger Co.	666,800	27,892
	Yum! Brands Inc.	310,973	22,717
*	eBay Inc.	822,426	22,600
	Cardinal Health Inc.	237,228	21,177
	Southwest Airlines Co.	468,912	20,191
	American Airlines Group Inc.	454,457	19,246
	L Brands Inc.	179,542	17,204
*	O'Reilly Automotive Inc.	67,543	17,117
*	AutoZone Inc.	22,010	16,329
	Carnival Corp.	297,849	16,227
*	United Continental Holdings Inc.	277,212	15,884
	Ross Stores Inc.	294,270	15,835
	Sysco Corp.	366,288	15,018
	AmerisourceBergen Corp. Class A	140,855	14,608
	Dollar General Corp.	200,702	14,424
	CBS Corp. Class B	302,678	14,265
	Omnicom Group Inc.	174,695	13,217
	Las Vegas Sands Corp.	293,745	12,878
	Royal Caribbean Cruises Ltd.	126,866	12,840
*	Dollar Tree Inc.	160,866	12,422
	Nielsen Holdings plc	236,794	11,035
*	Chipotle Mexican Grill Inc. Class A	22,523	10,808
	Expedia Inc.	83,686	10,402
	Viacom Inc. Class B	244,908	10,080
*,^	Charter Communications Inc. Class A	53,570	9,809
*	DISH Network Corp. Class A	153,605	8,783
*	Liberty Interactive Corp. QVC Group Class A	316,618	8,650
	Starwood Hotels & Resorts Worldwide Inc.	121,817	8,439
	Hilton Worldwide Holdings Inc.	391,584	8,380
	Tractor Supply Co.	96,878	8,283
	Whole Foods Market Inc.	246,066	8,243
*	Ulta Salon Cosmetics & Fragrance Inc.	43,826	8,108
	Marriott International Inc. Class A	120,526	8,080
	Macy's Inc.	226,699	7,930
*	CarMax Inc.	143,940	7,768
	Advance Auto Parts Inc.	51,245	7,713
*	MGM Resorts International	323,908	7,359

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Alaska Air Group Inc.	91,155	7,339
	Signet Jewelers Ltd.	56,622	7,004
*	TripAdvisor Inc.	81,152	6,918
	Interpublic Group of Cos. Inc.	293,018	6,821
*	Norwegian Cruise Line Holdings Ltd.	114,716	6,722
	H&R Block Inc.	199,239	6,637
	Foot Locker Inc.	100,494	6,541
	Kohl's Corp.	136,717	6,512
	Best Buy Co. Inc.	210,438	6,408
*	Sirius XM Holdings Inc.	1,509,677	6,144
	Wyndham Worldwide Corp.	82,524	5,995
*	Rite Aid Corp.	754,350	5,914
	Tiffany & Co.	77,436	5,908
*	IHS Inc. Class A	48,234	5,712
*	Bed Bath & Beyond Inc.	113,100	5,457
	Darden Restaurants Inc.	83,722	5,328
	Aramark	164,165	5,294
	Nordstrom Inc.	106,155	5,288
*	JetBlue Airways Corp.	227,169	5,145
*	Liberty Media Corp.	132,560	5,048
	Cablevision Systems Corp. Class A	155,877	4,972
	News Corp. Class A	369,750	4,940
*	Discovery Communications Inc.	190,234	4,798
	Domino's Pizza Inc.	42,954	4,779
	FactSet Research Systems Inc.	28,068	4,563
	Staples Inc.	464,076	4,395
	TEGNA Inc.	155,986	3,981
	Wynn Resorts Ltd.	57,046	3,947
	Gap Inc.	159,105	3,930
*	Hertz Global Holdings Inc.	272,282	3,875
*	ServiceMaster Global Holdings Inc.	96,881	3,802
	Vail Resorts Inc.	29,184	3,735
	Williams-Sonoma Inc.	63,221	3,693
	KAR Auction Services Inc.	99,203	3,673
	Service Corp. International	132,483	3,447
*	Panera Bread Co. Class A	17,545	3,417
*	AutoNation Inc.	54,936	3,277
	Casey's General Stores Inc.	26,784	3,226
	Six Flags Entertainment Corp.	58,270	3,201
*	AMC Networks Inc. Class A	42,050	3,140
*	Sally Beauty Holdings Inc.	109,061	3,042
*,^	Copart Inc.	78,855	2,997
*	VCA Inc.	53,978	2,969
	Dunkin' Brands Group Inc.	67,791	2,887
	Scripps Networks Interactive Inc. Class A	52,031	2,873
*	Avis Budget Group Inc.	76,572	2,779
*	Discovery Communications Inc. Class A	103,116	2,751
*	Sprouts Farmers Market Inc.	102,939	2,737
	Dun & Bradstreet Corp.	26,049	2,707
*	Liberty Media Corp. Class A	64,716	2,540
	Cinemark Holdings Inc.	72,227	2,415
*	Office Depot Inc.	425,345	2,399
*	Live Nation Entertainment Inc.	97,162	2,387
*	Madison Square Garden Co. Class A	14,320	2,317
	Dick's Sporting Goods Inc.	64,652	2,285
	Sabre Corp.	80,010	2,238
*	Murphy USA Inc.	36,199	2,199
*	Restoration Hardware Holdings Inc.	27,500	2,185
*	Burlington Stores Inc.	50,534	2,168
*,^	SolarCity Corp.	42,162	2,151
^	Lions Gate Entertainment Corp.	66,023	2,138
*	Bright Horizons Family Solutions Inc.	31,797	2,124
*	Buffalo Wild Wings Inc.	13,178	2,104
^	Cracker Barrel Old Country Store Inc.	16,560	2,100

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Rollins Inc.	80,420	2,083
*	Houghton Mifflin Harcourt Co.	95,385	2,077
^	GameStop Corp. Class A	73,656	2,065
*	Spirit Airlines Inc.	51,588	2,056
	Tribune Media Co. Class A	60,258	2,037
*	Starz	60,641	2,031
	Brinker International Inc.	42,030	2,015
	Jack in the Box Inc.	25,920	1,988
	CST Brands Inc.	50,452	1,975
*	Pandora Media Inc.	146,475	1,964
	American Eagle Outfitters Inc.	121,014	1,876
	GNC Holdings Inc. Class A	59,594	1,849
	Wendy's Co.	169,776	1,828
	AMERCO	4,560	1,776
	Churchill Downs Inc.	12,392	1,753
	Texas Roadhouse Inc. Class A	48,963	1,751
*	Beacon Roofing Supply Inc.	42,472	1,749
	Choice Hotels International Inc.	34,666	1,748
	Sinclair Broadcast Group Inc. Class A	53,230	1,732
	Chemed Corp.	11,328	1,697
*	Cabela's Inc.	36,075	1,686
	Lithia Motors Inc. Class A	15,709	1,676
	Allegiant Travel Co. Class A	9,548	1,602
	Graham Holdings Co. Class B	3,186	1,545
*	Urban Outfitters Inc.	67,397	1,533
	John Wiley & Sons Inc. Class A	33,985	1,530
	Monro Muffler Brake Inc.	22,902	1,517
*	United Natural Foods Inc.	37,923	1,493
	Abercrombie & Fitch Co.	54,622	1,475
	Big Lots Inc.	37,282	1,437
	Cable One Inc.	3,266	1,416
	Cheesecake Factory Inc.	30,636	1,413
*	Hawaiian Holdings Inc.	39,298	1,388
	Bloomin' Brands Inc.	81,194	1,371
*	Yelp Inc. Class A	47,600	1,371
*	Grand Canyon Education Inc.	34,004	1,364
*	SUPERVALU Inc.	198,367	1,345
	DSW Inc. Class A	55,596	1,327
*,^	JC Penney Co. Inc.	196,708	1,310
	Core-Mark Holding Co. Inc.	15,812	1,296
	Hillenbrand Inc.	43,590	1,292
*	DreamWorks Animation SKG Inc. Class A	49,685	1,280
	Matthews International Corp. Class A	23,779	1,271
	Aaron's Inc.	56,492	1,265
	Gannett Co. Inc.	76,543	1,247
*	Pinnacle Entertainment Inc.	39,802	1,239
	New York Times Co. Class A	91,094	1,222
	Nexstar Broadcasting Group Inc. Class A	20,476	1,202
	Penske Automotive Group Inc.	28,141	1,191
	Sonic Corp.	36,826	1,190
*	Diplomat Pharmacy Inc.	34,644	1,186
	Morningstar Inc.	14,641	1,177
	PriceSmart Inc.	14,074	1,168
*	Krispy Kreme Doughnuts Inc.	76,730	1,156
	Papa John's International Inc.	20,676	1,155
*	WebMD Health Corp.	23,902	1,154
*	Asbury Automotive Group Inc.	17,089	1,152
*	Five Below Inc.	35,867	1,151
	Dolby Laboratories Inc. Class A	34,125	1,148
	Dillard's Inc. Class A	17,275	1,135
*	Ascena Retail Group Inc.	114,614	1,129
	Meredith Corp.	26,024	1,126
*	Boyd Gaming Corp.	56,217	1,117
*	Express Inc.	64,500	1,115

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Sotheby's	43,128	1,111
* Michaels Cos. Inc.	50,097	1,108
HSN Inc.	21,856	1,107
Group 1 Automotive Inc.	14,623	1,107
* Hyatt Hotels Corp. Class A	23,303	1,096
Time Inc.	68,152	1,068
* Shutterfly Inc.	23,878	1,064
* Popeyes Louisiana Kitchen Inc.	17,987	1,052
* GrubHub Inc.	43,456	1,052
* Groupon Inc. Class A	341,894	1,050
Chico's FAS Inc.	97,894	1,045
* Media General Inc.	64,660	1,044
SeaWorld Entertainment Inc.	53,000	1,044
* Stamps.com Inc.	9,326	1,022
* Acxiom Corp.	48,693	1,019
Regal Entertainment Group Class A	53,004	1,000
* comScore Inc.	23,978	987
DineEquity Inc.	11,524	976
Extended Stay America Inc.	61,266	974
DeVry Education Group Inc.	36,447	922
* Penn National Gaming Inc.	56,493	905
* Francesca's Holdings Corp.	51,800	902
* MSG Networks Inc.	42,961	894
Guess? Inc.	46,930	886
* Genesco Inc.	15,399	875
* La Quinta Holdings Inc.	63,419	863
Marriott Vacations Worldwide Corp.	15,044	857
* Dave & Buster's Entertainment Inc.	20,300	847
* Fresh Market Inc.	35,434	830
Scholastic Corp.	21,366	824
SkyWest Inc.	42,766	813
Children's Place Inc.	14,430	797
* Denny's Corp.	78,688	774
National CineMedia Inc.	48,573	763
MDC Partners Inc. Class A	34,796	756
* Constant Contact Inc.	25,028	732
Cato Corp. Class A	19,785	728
EW Scripps Co. Class A	37,239	708
* Gray Television Inc.	42,779	697
Buckle Inc.	22,209	684
* Bankrate Inc.	50,718	675
* Four Corners Property Trust Inc.	27,907	674
Finish Line Inc. Class A	37,093	671
ClubCorp Holdings Inc.	36,656	670
Caleres Inc.	24,445	656
SpartanNash Co.	30,091	651
* Diamond Resorts International Inc.	25,225	643
Bob Evans Farms Inc.	16,473	640
Sonic Automotive Inc. Class A	27,233	620
New Media Investment Group Inc.	31,832	619
* BJ's Restaurants Inc.	14,075	612
* Virgin America Inc.	16,900	609
* Vitamin Shoppe Inc.	18,521	606
International Speedway Corp. Class A	17,499	590
* Hibbett Sports Inc.	19,289	583
Ingles Markets Inc. Class A	13,209	582
* Pep Boys-Manny Moe & Jack	31,098	573
* Fiesta Restaurant Group Inc.	16,411	551
AMC Entertainment Holdings Inc.	22,277	535
Fred's Inc. Class A	31,791	520
* Mattress Firm Holding Corp.	11,658	520
* Red Robin Gourmet Burgers Inc.	8,221	508
Rent-A-Center Inc.	33,816	506
* Rush Enterprises Inc. Class A	22,674	496

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Conn's Inc.	20,994	493
	Men's Wearhouse Inc.	33,306	489
*	Lumber Liquidators Holdings Inc.	27,680	481
*,^	Weight Watchers International Inc.	21,000	479
*	Etsy Inc.	57,606	476
*	Regis Corp.	33,533	474
*	Belmond Ltd. Class A	47,755	454
*,^	Sears Holdings Corp.	21,675	446
	Interval Leisure Group Inc.	27,598	431
*,^	Zoe's Kitchen Inc.	14,569	408
*	Blue Nile Inc.	10,736	399
*	Apollo Education Group Inc.	51,584	396
*	Tile Shop Holdings Inc.	23,506	385
*	Caesars Entertainment Corp.	48,700	384
*	TrueCar Inc.	39,700	379
	PetMed Express Inc.	22,001	377
	Capella Education Co.	7,860	363
	World Wrestling Entertainment Inc. Class A	20,153	360
*,^	Lands' End Inc.	15,258	358
*	Carmike Cinemas Inc.	15,527	356
*	Quotient Technology Inc.	52,200	356
	Weis Markets Inc.	8,026	356
*	FTD Cos. Inc.	13,416	351
	Ruth's Hospitality Group Inc.	21,850	348
*	Ruby Tuesday Inc.	62,948	347
*	Providence Service Corp.	7,254	340
*	XO Group Inc.	20,857	335
*	Global Eagle Entertainment Inc.	32,463	320
*	Del Frisco's Restaurant Group Inc.	19,976	320
	Carriage Services Inc. Class A	13,202	318
*	Scientific Games Corp. Class A	35,364	317
*,^	Chegg Inc.	45,886	309
*	Entercom Communications Corp. Class A	27,038	304
*	Smart & Final Stores Inc.	16,426	299
	Marcus Corp.	15,559	295
*	Strayer Education Inc.	4,890	294
	Entravision Communications Corp. Class A	37,271	287
*	Shake Shack Inc. Class A	7,140	283
*	Natural Grocers by Vitamin Cottage Inc.	13,500	275
*,^	Clean Energy Fuels Corp.	74,054	267
	Pier 1 Imports Inc.	52,371	267
*	RetailMeNot Inc.	26,500	263
*	Chefs' Warehouse Inc.	15,709	262
*	Eldorado Resorts Inc.	23,752	261
*	MarineMax Inc.	13,861	255
*	American Public Education Inc.	13,660	254
*	Carrols Restaurant Group Inc.	21,476	252
*	TechTarget Inc.	31,042	249
	Stage Stores Inc.	26,792	244
	Shoe Carnival Inc.	10,511	244
*	Rubicon Project Inc.	14,500	239
	Barnes & Noble Inc.	27,347	238
*	Zumiez Inc.	15,329	232
*	Career Education Corp.	63,788	232
*	Angie's List Inc.	24,490	229
*	Daily Journal Corp.	1,128	228
	Haverty Furniture Cos. Inc.	10,595	227
*	SP Plus Corp.	9,382	224
*	Biglari Holdings Inc.	680	222
*	Lindblad Expeditions Holdings Inc.	19,500	217
*	Chuy's Holdings Inc.	6,900	216
*	Liquidity Services Inc.	32,900	214
*	Isle of Capri Casinos Inc.	15,073	210
*	El Pollo Loco Holdings Inc.	16,500	208

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*,^	ITT Educational Services Inc.	55,200	206
*	Party City Holdco Inc.	15,498	200
*	West Marine Inc.	23,189	197
*	Townsquare Media Inc. Class A	16,400	196
*	Demand Media Inc.	35,012	193
	Citi Trends Inc.	9,013	192
*	Tuesday Morning Corp.	29,321	191
*	TubeMogul Inc.	13,800	188
*	Performance Food Group Co.	8,037	186
*	Barnes & Noble Education Inc.	17,283	172
*	1-800-Flowers.com Inc. Class A	23,555	171
*	Full House Resorts Inc.	102,362	171
	Saga Communications Inc. Class A	4,416	170
	Speedway Motorsports Inc.	8,106	168
	Kirkland's Inc.	11,486	167
*	America's Car-Mart Inc.	6,119	163
*	Clear Channel Outdoor Holdings Inc. Class A	28,026	157
*	Avid Technology Inc.	21,165	154
*	Destination XL Group Inc.	27,724	153
*	Reading International Inc. Class A	11,662	153
*	Everyday Health Inc.	24,895	150
*	Caesars Acquisition Co. Class A	21,751	148
*	Autobytel Inc.	6,554	148
*	Habit Restaurants Inc. Class A	6,200	143
	Big 5 Sporting Goods Corp.	14,278	143
	Stein Mart Inc.	21,111	142
*	Sportsman's Warehouse Holdings Inc.	11,000	142
	Natural Health Trends Corp.	4,000	134
*	Overstock.com Inc.	10,886	134
*	Monarch Casino & Resort Inc.	5,883	134
*	K12 Inc.	14,900	131
	Journal Media Group Inc.	10,840	130
*	Titan Machinery Inc.	11,700	128
*	J Alexander's Holdings Inc.	11,698	128
	Harte-Hanks Inc.	39,068	127
*	Sizmek Inc.	32,321	118
	Collectors Universe Inc.	7,501	116
*	Ascent Capital Group Inc. Class A	6,741	113
*	Bravo Brio Restaurant Group Inc.	12,003	108
*	PCM Inc.	9,786	97
*	Kona Grill Inc.	6,103	97
	Village Super Market Inc. Class A	3,510	92
	Destination Maternity Corp.	10,343	90
*	Morgans Hotel Group Co.	26,551	89
*	McClatchy Co. Class A	73,824	89
	CSS Industries Inc.	3,040	86
*	Sears Hometown and Outlet Stores Inc.	10,000	80
*	Intrawest Resorts Holdings Inc.	9,915	78
*,^	Remark Media Inc.	14,727	76
*	CafePress Inc.	19,289	74
*	Noodles & Co. Class A	7,600	74
*	Boot Barn Holdings Inc.	5,450	67
*	Planet Fitness Inc. Class A	3,975	62
*	Century Casinos Inc.	7,747	60
*	Build-A-Bear Workshop Inc.	4,746	58
*	Potbelly Corp.	4,850	57
*	Papa Murphy's Holdings Inc.	5,000	56
	Winmark Corp.	563	52
*	Radio One Inc.	28,683	49
*	Empire Resorts Inc.	2,695	49
*	Luby's Inc.	10,342	46
*	Lee Enterprises Inc.	27,359	46
	Liberator Medical Holdings Inc.	13,600	45
*	Golden Entertainment Inc.	4,142	42

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	CBS Corp. Class A	800	42
*	EVINE Live Inc.	22,594	40
*	Red Lion Hotels Corp.	5,286	37
	Ark Restaurants Corp.	1,599	37
*	Care.com Inc.	5,120	37
*	Rave Restaurant Group Inc.	5,000	32
*	Famous Dave's of America Inc.	4,588	32
*,^	Fairway Group Holdings Corp.	46,900	31
*	Profire Energy Inc.	30,140	30
	Marchex Inc. Class B	7,400	29
*,^	Viggle Inc.	77,926	28
*	Insignia Systems Inc.	9,200	27
	A H Belo Corp. Class A	5,038	25
*	Emmis Communications Corp. Class A	39,190	25
*	Container Store Group Inc.	3,000	25
	Tribune Publishing Co.	2,300	21
*	Spark Networks Inc.	5,500	21
*	Republic Airways Holdings Inc.	5,228	21
*	Tilly's Inc. Class A	2,905	19
	TheStreet Inc.	12,030	18
*	Adolor Corp. Rights Exp. 07/01/2019	34,581	18
*	RCI Hospitality Holdings Inc.	1,511	15
*	Digital Turbine Inc.	10,800	14
*	Gaiam Inc. Class A	2,251	14
*	Cambium Learning Group Inc.	2,620	13
	Liberty Tax Inc.	530	13
*	Net Element Inc.	64,244	12
	Town Sports International Holdings Inc.	9,179	11
	Nathan's Famous Inc.	200	10
*	Bojangles' Inc.	645	10
*	Wingstop Inc.	434	10
*	Fogo De Chao Inc.	537	8
*	Ollie's Bargain Outlet Holdings Inc.	436	7
*	SFX Entertainment Inc.	37,946	7
*	Gaming Partners International Corp.	800	7
*	hhgregg Inc.	1,914	7
*	New York & Co. Inc.	2,966	7
	Beasley Broadcast Group Inc. Class A	1,701	6
*,^	Live Ventures Inc.	3,600	5
*	Dover Downs Gaming & Entertainment Inc.	3,233	3
*	Speed Commerce Inc.	33,647	2
*	Cubist Pharmaceuticals, Inc. CVR	14,500	2
*	Bridgepoint Education Inc.	171	1
*	SPAR Group Inc.	1,100	1
*	Perfumania Holdings Inc.	343	1
*	Cosi Inc.	1,592	1
*	Premier Exhibitions Inc.	154	—
*	RealNetworks Inc.	1	—
			2,191,844
Financials (11.7%)
	Wells Fargo & Co.	3,323,710	180,677
	JPMorgan Chase & Co.	2,654,117	175,251
*	Berkshire Hathaway Inc. Class B	1,267,495	167,360
	Bank of America Corp.	7,537,036	126,848
	Visa Inc. Class A	1,409,872	109,336
	Citigroup Inc.	2,045,358	105,847
	MasterCard Inc. Class A	713,919	69,507
	American International Group Inc.	847,339	52,510
	US Bancorp	1,208,227	51,555
	Goldman Sachs Group Inc.	278,213	50,142
	Simon Property Group Inc.	225,287	43,805
	American Express Co.	606,933	42,212
	PNC Financial Services Group Inc.	366,100	34,893
	Morgan Stanley	1,047,011	33,305

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
MetLife Inc.	641,170	30,911
Bank of New York Mellon Corp.	748,609	30,858
American Tower Corporation	309,165	29,974
Charles Schwab Corp.	862,641	28,407
Capital One Financial Corp.	387,726	27,986
Prudential Financial Inc.	325,957	26,536
Public Storage	107,108	26,531
BlackRock Inc.	76,874	26,177
ACE Ltd.	222,052	25,947
Travelers Cos. Inc.	219,310	24,751
Intercontinental Exchange Inc.	85,309	21,861
Chubb Corp.	163,859	21,734
Equity Residential	262,657	21,430
BB&T Corp.	562,458	21,267
CME Group Inc.	231,653	20,988
Marsh & McLennan Cos. Inc.	376,104	20,855
Crown Castle International Corp.	240,634	20,803
McGraw Hill Financial Inc.	194,921	19,215
State Street Corp.	279,938	18,577
Aon plc	198,127	18,269
AvalonBay Communities Inc.	98,701	18,174
* Synchrony Financial	596,444	18,138
Welltower Inc.	255,335	17,370
Allstate Corp.	279,286	17,341
Aflac Inc.	281,002	16,832
Discover Financial Services	308,220	16,527
Prologis Inc.	377,800	16,215
SunTrust Banks Inc.	367,406	15,740
* Berkshire Hathaway Inc. Class A	78	15,428
Boston Properties Inc.	110,608	14,107
Ventas Inc.	243,086	13,717
Equinix Inc.	44,418	13,432
Ameriprise Financial Inc.	125,564	13,363
HCP Inc.	333,859	12,767
Hartford Financial Services Group Inc.	293,502	12,756
Progressive Corp.	400,390	12,732
T. Rowe Price Group Inc.	176,894	12,646
M&T Bank Corp.	103,096	12,493
Vornado Realty Trust	122,324	12,228
Moody's Corp.	121,145	12,156
Fifth Third Bancorp	572,728	11,512
Northern Trust Corp.	158,334	11,414
Essex Property Trust Inc.	47,620	11,401
Weyerhaeuser Co.	370,013	11,093
General Growth Properties Inc.	381,470	10,380
Invesco Ltd.	305,634	10,233
Franklin Resources Inc.	270,019	9,942
Citizens Financial Group Inc.	377,254	9,880
Equifax Inc.	85,467	9,518
Principal Financial Group Inc.	211,096	9,495
Realty Income Corp.	179,971	9,292
Lincoln National Corp.	183,653	9,230
Macerich Co.	114,146	9,210
Regions Financial Corp.	941,308	9,037
Loews Corp.	221,683	8,513
* Markel Corp.	9,631	8,508
Host Hotels & Resorts Inc.	541,950	8,314
XL Group plc Class A	210,751	8,257
SL Green Realty Corp.	71,893	8,122
Digital Realty Trust Inc.	105,492	7,977
KeyCorp	602,330	7,945
Kimco Realty Corp.	283,055	7,490
Extra Space Storage Inc.	84,540	7,457
Federal Realty Investment Trust	50,045	7,312

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
UDR Inc.	188,949	7,099
* CBRE Group Inc. Class A	204,756	7,080
First Republic Bank	104,712	6,917
Western Union Co.	378,710	6,783
Cincinnati Financial Corp.	112,224	6,640
* Affiliated Managers Group Inc.	41,396	6,613
FNF Group	189,610	6,574
* E*TRADE Financial Corp.	221,500	6,565
Annaly Capital Management Inc.	683,367	6,410
Huntington Bancshares Inc.	574,394	6,353
Plum Creek Timber Co. Inc.	127,113	6,066
TD Ameritrade Holding Corp.	174,098	6,043
Raymond James Financial Inc.	100,534	5,828
Voya Financial Inc.	157,468	5,812
* Ally Financial Inc.	310,889	5,795
CIT Group Inc.	144,946	5,754
SEI Investments Co.	109,494	5,737
Unum Group	171,480	5,709
* Arch Capital Group Ltd.	81,717	5,700
Willis Group Holdings plc	116,941	5,680
New York Community Bancorp Inc.	329,597	5,379
Comerica Inc.	127,428	5,330
* Signature Bank	34,417	5,279
Arthur J Gallagher & Co.	127,436	5,217
Jones Lang LaSalle Inc.	32,513	5,198
Duke Realty Corp.	246,696	5,186
VEREIT Inc.	652,535	5,168
* Alleghany Corp.	10,451	4,995
Mid-America Apartment Communities Inc.	54,336	4,934
Nasdaq Inc.	82,922	4,824
Camden Property Trust	62,613	4,806
MSCI Inc. Class A	66,548	4,800
Alexandria Real Estate Equities Inc.	52,272	4,723
Torchmark Corp.	82,566	4,719
Omega Healthcare Investors Inc.	134,910	4,719
Regency Centers Corp.	68,826	4,688
Apartment Investment & Management Co.	114,067	4,566
PartnerRe Ltd.	32,425	4,531
Lazard Ltd. Class A	99,750	4,490
* Liberty Ventures Class A	98,729	4,454
* SVB Financial Group	37,109	4,412
American Capital Agency Corp.	249,812	4,332
Everest Re Group Ltd.	23,078	4,225
Kilroy Realty Corp.	66,485	4,207
East West Bancorp Inc.	99,050	4,117
* Realogy Holdings Corp.	111,591	4,092
Equity LifeStyle Properties Inc.	61,102	4,074
Zions Bancorporation	147,972	4,040
WP Carey Inc.	68,354	4,033
Reinsurance Group of America Inc. Class A	46,375	3,967
National Retail Properties Inc.	98,126	3,930
CBOE Holdings Inc.	59,457	3,859
* Forest City Enterprises Inc. Class A	173,660	3,808
Assurant Inc.	46,712	3,762
DDR Corp.	221,948	3,738
Axis Capital Holdings Ltd.	66,268	3,726
Iron Mountain Inc.	137,001	3,700
Lamar Advertising Co. Class A	61,540	3,691
Brixmor Property Group Inc.	141,927	3,665
CubeSmart	118,215	3,620
RenaissanceRe Holdings Ltd.	31,671	3,585
PacWest Bancorp	82,318	3,548
WR Berkley Corp.	64,360	3,524
BioMed Realty Trust Inc.	147,988	3,506

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
American Financial Group Inc.	48,345	3,485
StanCorp Financial Group Inc.	30,488	3,472
People's United Financial Inc.	213,160	3,443
Starwood Property Trust Inc.	162,817	3,348
Liberty Property Trust	107,481	3,337
American Campus Communities Inc.	80,219	3,316
Taubman Centers Inc.	41,319	3,170
Legg Mason Inc.	78,871	3,094
Navient Corp.	267,921	3,068
Sovran Self Storage Inc.	28,316	3,039
Spirit Realty Capital Inc.	302,359	3,030
Old Republic International Corp.	161,547	3,010
Douglas Emmett Inc.	95,861	2,989
First American Financial Corp.	81,683	2,932
Weingarten Realty Investors	84,528	2,923
Endurance Specialty Holdings Ltd.	45,661	2,922
MarketAxess Holdings Inc.	25,581	2,855
Highwoods Properties Inc.	65,122	2,839
Investors Bancorp Inc.	227,893	2,835
Synovus Financial Corp.	87,179	2,823
* Howard Hughes Corp.	24,870	2,814
First Niagara Financial Group Inc.	255,801	2,775
Assured Guaranty Ltd.	104,470	2,761
Hospitality Properties Trust	105,325	2,754
Healthcare Trust of America Inc. Class A	100,252	2,704
CNO Financial Group Inc.	141,632	2,704
Retail Properties of America Inc.	180,286	2,663
Bank of the Ozarks Inc.	53,814	2,662
Validus Holdings Ltd.	55,290	2,559
Senior Housing Properties Trust	171,201	2,541
Commerce Bancshares Inc.	59,248	2,520
EPR Properties	43,099	2,519
Eaton Vance Corp.	77,610	2,517
* Liberty Broadband Corp.	48,422	2,511
Brown & Brown Inc.	77,960	2,503
Hanover Insurance Group Inc.	30,467	2,478
* Equity Commonwealth	89,209	2,474
BankUnited Inc.	68,092	2,455
Umpqua Holdings Corp.	152,607	2,426
Sun Communities Inc.	35,217	2,413
LPL Financial Holdings Inc.	56,170	2,396
^ Apple Hospitality REIT Inc.	119,470	2,386
Cullen/Frost Bankers Inc.	39,103	2,346
First Horizon National Corp.	160,620	2,332
Gramercy Property Trust	301,978	2,331
Webster Financial Corp.	62,470	2,323
Allied World Assurance Co. Holdings AG	62,447	2,322
White Mountains Insurance Group Ltd.	3,145	2,286
DCT Industrial Trust Inc.	60,885	2,275
* Western Alliance Bancorp	63,323	2,271
* LendingClub Corp.	204,287	2,257
Post Properties Inc.	37,672	2,229
NorthStar Realty Finance Corp.	130,421	2,221
Paramount Group Inc.	122,305	2,214
Popular Inc.	78,100	2,213
Prosperity Bancshares Inc.	45,742	2,189
Columbia Property Trust Inc.	92,288	2,167
Tanger Factory Outlet Centers Inc.	66,088	2,161
Corrections Corp. of America	80,526	2,133
FirstMerit Corp.	114,037	2,127
Two Harbors Investment Corp.	262,517	2,126
American Homes 4 Rent Class A	127,160	2,118
PrivateBancorp Inc.	51,467	2,111
* MGIC Investment Corp.	235,223	2,077

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Outfront Media Inc.	94,700	2,067
	Acadia Realty Trust	62,277	2,064
	Aspen Insurance Holdings Ltd.	42,598	2,057
	New Residential Investment Corp.	165,499	2,012
*,^	Zillow Group Inc.	85,490	2,007
*	SLM Corp.	307,221	2,003
	LaSalle Hotel Properties	79,473	2,000
	Radian Group Inc.	149,126	1,997
	Erie Indemnity Co. Class A	20,867	1,996
	Piedmont Office Realty Trust Inc. Class A	104,905	1,981
	RLJ Lodging Trust	91,471	1,979
	Associated Banc-Corp	104,932	1,967
	Healthcare Realty Trust Inc.	69,329	1,963
	Bank of Hawaii Corp.	31,179	1,961
	AmTrust Financial Services Inc.	31,479	1,938
	Rayonier Inc.	87,311	1,938
	RLI Corp.	31,324	1,934
	Communications Sales & Leasing Inc.	102,854	1,922
	Interactive Brokers Group Inc.	43,572	1,900
*	Stifel Financial Corp.	44,335	1,878
	Federated Investors Inc. Class B	65,161	1,867
	Chimera Investment Corp.	136,255	1,859
	ProAssurance Corp.	38,232	1,855
	Medical Properties Trust Inc.	160,687	1,850
	Sunstone Hotel Investors Inc.	143,725	1,795
	Blackstone Mortgage Trust Inc. Class A	66,300	1,774
	Gaming and Leisure Properties Inc.	63,737	1,772
	MFA Financial Inc.	267,103	1,763
	Home BancShares Inc.	43,376	1,758
	Care Capital Properties Inc.	57,371	1,754
	Hudson Pacific Properties Inc.	61,648	1,735
	Brandywine Realty Trust	126,342	1,726
	Symetra Financial Corp.	53,396	1,696
	First Industrial Realty Trust Inc.	76,519	1,693
	Primerica Inc.	35,649	1,684
*	Blackhawk Network Holdings Inc.	37,562	1,661
	Cathay General Bancorp	52,506	1,645
	BancorpSouth Inc.	68,072	1,633
	CyrusOne Inc.	43,442	1,627
	Fulton Financial Corp.	124,807	1,624
*	OneMain Holdings Inc. Class A	38,979	1,619
	Urban Edge Properties	68,662	1,610
	FNB Corp.	120,630	1,609
	MB Financial Inc.	49,357	1,598
	United Bankshares Inc.	43,168	1,597
	Wintrust Financial Corp.	32,779	1,590
	Valley National Bancorp	160,326	1,579
	Waddell & Reed Financial Inc. Class A	55,029	1,577
	Washington Federal Inc.	66,135	1,576
	Ryman Hospitality Properties Inc.	30,341	1,567
*	Texas Capital Bancshares Inc.	31,638	1,564
	NorthStar Asset Management Group Inc.	127,684	1,550
	Colony Capital Inc. Class A	79,184	1,543
	Kennedy-Wilson Holdings Inc.	64,007	1,541
	National Health Investors Inc.	25,304	1,540
	Janus Capital Group Inc.	108,248	1,525
	CBL & Associates Properties Inc.	122,944	1,521
	Equity One Inc.	55,763	1,514
	WisdomTree Investments Inc.	96,183	1,508
	International Bancshares Corp.	58,558	1,505
	Kite Realty Group Trust	57,929	1,502
	Education Realty Trust Inc.	39,645	1,502
	Retail Opportunity Investments Corp.	83,643	1,497
	Corporate Office Properties Trust	68,206	1,489

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	TCF Financial Corp.	105,067	1,484
	Columbia Banking System Inc.	45,475	1,478
	IBERIABANK Corp.	26,529	1,461
	DuPont Fabros Technology Inc.	45,348	1,442
*	Liberty TripAdvisor Holdings Inc. Class A	47,262	1,434
	GEO Group Inc.	49,416	1,429
	Cousins Properties Inc.	151,071	1,425
	PS Business Parks Inc.	16,274	1,423
	WP Glimcher Inc.	133,562	1,417
	First Financial Bankshares Inc.	46,718	1,409
	Pebblebrook Hotel Trust	49,538	1,388
	Hancock Holding Co.	54,608	1,374
	DiamondRock Hospitality Co.	142,110	1,371
	First Midwest Bancorp Inc.	73,642	1,357
	Mack-Cali Realty Corp.	57,982	1,354
*	Genworth Financial Inc. Class A	361,715	1,349
	Pinnacle Financial Partners Inc.	26,153	1,343
	Sterling Bancorp	82,215	1,334
	UMB Financial Corp.	28,508	1,327
	Empire State Realty Trust Inc.	73,398	1,326
	American Assets Trust Inc.	34,375	1,318
	Glacier Bancorp Inc.	49,659	1,317
	Evercore Partners Inc. Class A	24,071	1,302
	BGC Partners Inc. Class A	132,398	1,299
	First Citizens BancShares Inc. Class A	4,967	1,282
	American Equity Investment Life Holding Co.	53,316	1,281
	Washington REIT	47,303	1,280
	South State Corp.	17,696	1,273
	LTC Properties Inc.	29,299	1,264
	New York REIT Inc.	109,164	1,255
	QTS Realty Trust Inc. Class A	27,764	1,252
*	Eagle Bancorp Inc.	24,785	1,251
	Argo Group International Holdings Ltd.	20,864	1,249
	Invesco Mortgage Capital Inc.	98,890	1,225
*,^	Credit Acceptance Corp.	5,716	1,223
	Financial Engines Inc.	36,089	1,215
	CVB Financial Corp.	71,593	1,211
	Selective Insurance Group Inc.	35,966	1,208
*	PRA Group Inc.	34,740	1,205
	Physicians Realty Trust	70,657	1,191
	EastGroup Properties Inc.	21,413	1,191
	National Penn Bancshares Inc.	96,527	1,190
	Community Bank System Inc.	29,768	1,189
	Monogram Residential Trust Inc.	120,142	1,173
	Great Western Bancorp Inc.	39,851	1,156
	STORE Capital Corp.	49,749	1,154
*	Santander Consumer USA Holdings Inc.	72,576	1,150
*	HRG Group Inc.	84,783	1,150
*	Enstar Group Ltd.	7,603	1,141
	Xenia Hotels & Resorts Inc.	73,813	1,132
	Alexander & Baldwin Inc.	31,926	1,127
	Trustmark Corp.	48,901	1,127
	CoreSite Realty Corp.	19,797	1,123
	Lexington Realty Trust	140,031	1,120
	Kemper Corp.	29,803	1,110
	Renasant Corp.	32,017	1,102
	EverBank Financial Corp.	68,927	1,101
	Old National Bancorp	80,928	1,097
*	Hilltop Holdings Inc.	56,027	1,077
	Hatteras Financial Corp.	81,700	1,074
	Capitol Federal Financial Inc.	84,270	1,058
*,^	Zillow Group Inc. Class A	40,637	1,058
	Astoria Financial Corp.	66,561	1,055
	BBCN Bancorp Inc.	61,185	1,054

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Global Net Lease Inc.	132,438	1,053
	Select Income REIT	53,006	1,051
	Chesapeake Lodging Trust	41,433	1,042
	Chemical Financial Corp.	30,292	1,038
	Simmons First National Corp. Class A	19,897	1,022
	Pennsylvania REIT	45,628	998
	Horace Mann Educators Corp.	29,770	988
	NBT Bancorp Inc.	35,222	982
	Independent Bank Corp.	21,031	978
	BOK Financial Corp.	16,240	971
	Mercury General Corp.	20,623	960
*	BofI Holding Inc.	45,424	956
*	Essent Group Ltd.	43,500	952
	CYS Investments Inc.	133,387	951
*	Liberty Broadband Corp. Class A	18,395	950
	TFS Financial Corp.	50,131	944
	PennyMac Mortgage Investment Trust	61,550	939
	Redwood Trust Inc.	71,138	939
	Artisan Partners Asset Management Inc. Class A	25,861	933
	Government Properties Income Trust	58,412	927
	Sabra Health Care REIT Inc.	45,466	920
	ServisFirst Bancshares Inc.	19,259	915
	Lakeland Financial Corp.	19,337	901
	STAG Industrial Inc.	48,829	901
	Westamerica Bancorporation	19,112	893
*	HealthEquity Inc.	35,443	889
	Talmer Bancorp Inc. Class A	48,801	884
*,^	St. Joe Co.	47,338	876
	Park National Corp.	9,646	873
*	MBIA Inc.	133,411	865
	Parkway Properties Inc.	55,111	861
	First Financial Bancorp	47,516	859
	Northwest Bancshares Inc.	63,035	844
*	iStar Inc.	71,217	835
	WesBanco Inc.	27,572	828
	Potlatch Corp.	27,310	826
	Banner Corp.	17,737	813
	Provident Financial Services Inc.	40,366	813
*	Navigators Group Inc.	9,426	809
	ARMOUR Residential REIT Inc.	36,417	792
	Ameris Bancorp	23,224	789
	Ramco-Gershenson Properties Trust	47,501	789
	LegacyTexas Financial Group Inc.	31,265	782
	Virtus Investment Partners Inc.	6,659	782
	Towne Bank	37,267	778
*	FNFV Group	67,731	761
	FelCor Lodging Trust Inc.	104,179	761
	Capstead Mortgage Corp.	86,964	760
	Union Bankshares Corp.	29,955	756
	Starwood Waypoint Residential Trust	33,273	753
*	FCB Financial Holdings Inc. Class A	21,003	752
	Summit Hotel Properties Inc.	62,382	745
	BNC Bancorp	28,936	734
	Boston Private Financial Holdings Inc.	64,733	734
	S&T Bancorp Inc.	23,800	734
*	KCG Holdings Inc. Class A	58,329	718
*	Beneficial Bancorp Inc.	53,118	708
	AMERISAFE Inc.	13,891	707
	Infinity Property & Casualty Corp.	8,531	702
	Wilshire Bancorp Inc.	60,716	701
	First Commonwealth Financial Corp.	76,608	695
	Capital Bank Financial Corp.	21,636	692
	HFF Inc. Class A	22,257	692
	Hersha Hospitality Trust Class A	31,582	687

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Stewart Information Services Corp.	18,408	687
	Apollo Commercial Real Estate Finance Inc.	39,301	677
*	First Cash Financial Services Inc.	17,973	673
	National General Holdings Corp.	30,670	670
	Maiden Holdings Ltd.	44,637	666
	American Capital Mortgage Investment Corp.	47,400	662
	First Merchants Corp.	25,813	656
	United Community Banks Inc.	33,317	649
	CenterState Banks Inc.	41,016	642
*	Green Dot Corp. Class A	39,089	642
	United Fire Group Inc.	16,523	633
	Inland Real Estate Corp.	58,947	626
	Employers Holdings Inc.	22,686	619
	Yadkin Financial Corp.	24,144	608
	New Senior Investment Group Inc.	61,626	608
	National Bank Holdings Corp. Class A	28,275	604
	Seritage Growth Properties Class A	14,817	596
*	Customers Bancorp Inc.	21,681	590
	Altisource Residential Corp.	47,194	586
*	Piper Jaffray Cos.	14,482	585
	NRG Yield Inc.	39,564	584
	Ashford Hospitality Trust Inc.	90,855	573
	State Bank Financial Corp.	27,249	573
	Flushing Financial Corp.	26,419	572
*	Ocwen Financial Corp.	82,008	572
	FBL Financial Group Inc. Class A	8,929	568
	Cardinal Financial Corp.	24,705	562
	Cash America International Inc.	18,647	558
	Meridian Bancorp Inc.	39,211	553
	Nelnet Inc. Class A	16,320	548
	Franklin Street Properties Corp.	52,351	542
	Terreno Realty Corp.	23,798	538
	Universal Health Realty Income Trust	10,657	533
	Hanmi Financial Corp.	22,358	530
	Oritani Financial Corp.	31,918	527
	Getty Realty Corp.	30,662	526
	Banc of California Inc.	35,799	523
	City Holding Co.	11,453	523
	New York Mortgage Trust Inc.	97,618	520
	TriCo Bancshares	18,448	506
	National Western Life Group Inc. Class A	2,004	505
	Rexford Industrial Realty Inc.	30,281	495
*	First NBC Bank Holding Co.	13,225	494
	Alexander's Inc.	1,287	494
	Southside Bancshares Inc.	20,404	490
	Chatham Lodging Trust	23,585	483
*	Flagstar Bancorp Inc.	20,822	481
	Brookline Bancorp Inc.	41,790	481
	Investors Real Estate Trust	69,042	480
	Saul Centers Inc.	9,308	477
	CoBiz Financial Inc.	35,515	477
*	Campus Crest Communities Inc.	69,700	474
	InfraREIT Inc.	25,604	474
	WSFS Financial Corp.	14,635	474
*,^	Walter Investment Management Corp.	33,209	472
*	Encore Capital Group Inc.	16,077	468
	Cohen & Steers Inc.	15,278	466
	TrustCo Bank Corp. NY	75,516	464
	Berkshire Hills Bancorp Inc.	15,821	461
	Enterprise Financial Services Corp.	16,118	457
	NRG Yield Inc. Class A	32,564	453
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	23,758	450
	Investment Technology Group Inc.	26,214	446
*	LendingTree Inc.	4,965	443

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
* Black Knight Financial Services Inc. Class A	13,324	440
Fidelity Southern Corp.	19,619	438
American Residential Properties Inc.	23,141	437
Metro Bancorp Inc.	13,760	432
* Greenlight Capital Re Ltd. Class A	23,027	431
* Walker & Dunlop Inc.	14,791	426
Financial Institutions Inc.	15,207	426
Greenhill & Co. Inc.	14,870	425
Resource Capital Corp.	33,223	424
Safety Insurance Group Inc.	7,422	418
Silver Bay Realty Trust Corp.	26,692	418
Lakeland Bancorp Inc.	35,332	417
* Pacific Premier Bancorp Inc.	19,424	413
Blue Hills Bancorp Inc.	26,900	412
Agree Realty Corp.	12,065	410
Western Asset Mortgage Capital Corp.	39,819	407
Apollo Residential Mortgage Inc.	33,924	405
* Third Point Reinsurance Ltd.	30,183	405
^ Universal Insurance Holdings Inc.	17,161	398
First Bancorp	21,221	398
Dime Community Bancshares Inc.	22,555	394
United Financial Bancorp Inc.	30,405	392
Independent Bank Corp.	25,554	389
Federated National Holding Co.	13,100	387
* TriState Capital Holdings Inc.	27,357	383
* Ambac Financial Group Inc.	26,700	376
Tompkins Financial Corp.	6,587	370
German American Bancorp Inc.	11,078	369
Suffolk Bancorp	13,005	369
AG Mortgage Investment Trust Inc.	28,685	368
Northfield Bancorp Inc.	22,877	364
Ares Commercial Real Estate Corp.	31,800	364
Community Trust Bancorp Inc.	10,390	363
Dynex Capital Inc.	56,917	361
OFG Bancorp	49,284	361
Rouse Properties Inc.	24,666	359
Monmouth Real Estate Investment Corp.	34,116	357
Cedar Realty Trust Inc.	50,229	356
Pacific Continental Corp.	23,812	354
Tier REIT Inc.	24,009	354
Winthrop Realty Trust	27,169	352
MainSource Financial Group Inc.	15,307	350
First Community Bancshares Inc.	18,746	349
1st Source Corp.	11,266	348
* NMI Holdings Inc. Class A	51,199	347
Southwest Bancorp Inc.	19,829	347
Sandy Spring Bancorp Inc.	12,580	339
Independent Bank Group Inc.	10,427	334
* Del Taco Restaurants Inc.	31,200	332
Kearny Financial Corp.	26,224	332
^ Orchid Island Capital Inc.	33,300	331
Preferred Bank	9,976	329
RE/MAX Holdings Inc. Class A	8,721	325
Univest Corp. of Pennsylvania	15,499	323
Arlington Asset Investment Corp. Class A	24,436	323
* Old Second Bancorp Inc.	41,200	323
* Global Indemnity plc	10,932	317
First Potomac Realty Trust	27,756	316
Opus Bank	8,500	314
First Financial Corp.	9,206	313
Park Sterling Corp.	42,577	312
* First BanCorp	94,771	308
Central Pacific Financial Corp.	13,900	306
Charter Financial Corp.	22,578	298

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Heritage Oaks Bancorp	36,758	294
	ConnectOne Bancorp Inc.	15,716	294
	One Liberty Properties Inc.	13,598	292
	Virtu Financial Inc. Class A	12,872	291
	Consolidated-Tomoka Land Co.	5,500	290
*	Altisource Portfolio Solutions SA	10,289	286
	Sierra Bancorp	16,207	286
	BancFirst Corp.	4,860	285
*	Cascade Bancorp	46,888	285
*	Ladenburg Thalmann Financial Services Inc.	102,733	284
*	Atlas Financial Holdings Inc.	14,200	283
	SI Financial Group Inc.	20,694	282
*	Nationstar Mortgage Holdings Inc.	21,100	282
	GAIN Capital Holdings Inc.	34,755	282
	CareTrust REIT Inc.	25,230	276
	Ladder Capital Corp.	22,162	275
*	Marcus & Millichap Inc.	9,350	272
*	Forestar Group Inc.	24,792	271
	First Interstate BancSystem Inc. Class A	9,325	271
*	INTL. FCStone Inc.	8,101	271
	Diamond Hill Investment Group Inc.	1,434	271
	United Community Financial Corp.	45,906	271
	Macatawa Bank Corp.	44,542	269
*	Southern First Bancshares Inc.	11,860	268
	Washington Trust Bancorp Inc.	6,773	268
*	Farmers Capital Bank Corp.	9,708	263
	Republic Bancorp Inc. Class A	9,937	262
	Stock Yards Bancorp Inc.	6,923	262
*	Bancorp Inc.	40,939	261
	Heritage Commerce Corp.	21,758	260
	Home Bancorp Inc.	9,983	259
	Westwood Holdings Group Inc.	4,973	259
*	Safeguard Scientifics Inc.	17,815	259
	Ashford Hospitality Prime Inc.	17,761	258
	Capital City Bank Group Inc.	16,649	256
	Bryn Mawr Bank Corp.	8,806	253
	Citizens & Northern Corp.	12,016	252
	Urstadt Biddle Properties Inc. Class A	13,096	252
*	Republic First Bancorp Inc.	58,159	252
*	CommunityOne Bancorp	18,671	252
*	Seacoast Banking Corp. of Florida	16,785	251
*	Hallmark Financial Services Inc.	21,230	248
	Heartland Financial USA Inc.	7,854	246
	Moelis & Co. Class A	8,331	243
*	Sun Bancorp Inc.	11,720	242
*	NewStar Financial Inc.	26,910	242
*	MoneyGram International Inc.	38,360	241
	OneBeacon Insurance Group Ltd. Class A	19,239	239
*,^	Citizens Inc. Class A	31,923	237
	Ames National Corp.	9,754	237
	ZAIS Financial Corp.	15,700	237
	Bank Mutual Corp.	30,162	235
	Great Southern Bancorp Inc.	5,104	231
	First Internet Bancorp	8,035	231
	Heritage Financial Corp.	12,075	228
	Westfield Financial Inc.	26,868	226
	National Bankshares Inc.	6,344	225
	Heritage Insurance Holdings Inc.	10,245	224
	Premier Financial Bancorp Inc.	13,561	223
	Anworth Mortgage Asset Corp.	50,800	221
*	WMIH Corp.	82,546	214
	First Financial Northwest Inc.	15,135	211
	Marlin Business Services Corp.	13,089	210
	First Busey Corp.	10,166	210

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Mercantile Bank Corp.	8,524	209
* World Acceptance Corp.	5,630	209
NewBridge Bancorp	17,065	208
Guaranty Bancorp	12,389	205
^ United Development Funding IV	18,535	204
* Naugatuck Valley Financial Corp.	18,461	202
FBR & Co.	10,067	200
* PICO Holdings Inc.	19,380	200
* Hampton Roads Bankshares Inc.	108,262	199
BankFinancial Corp.	15,767	199
NexPoint Residential Trust Inc.	15,066	197
Armada Hoffler Properties Inc.	18,554	194
Peoples Bancorp Inc.	10,181	192
* First Bank	28,718	190
CatchMark Timber Trust Inc. Class A	16,745	189
Independence Realty Trust Inc.	25,027	188
Arbor Realty Trust Inc.	26,233	188
* EZCORP Inc. Class A	37,438	187
QCR Holdings Inc.	7,447	181
West Bancorporation Inc.	9,152	181
* Cowen Group Inc. Class A	46,762	179
Arrow Financial Corp.	6,518	177
RAIT Financial Trust	63,972	173
Preferred Apartment Communities Inc. Class A	13,165	172
Owens Realty Mortgage Inc.	12,718	171
Camden National Corp.	3,845	170
Gladstone Commercial Corp.	11,598	169
Resource America Inc. Class A	27,589	169
Blue Capital Reinsurance Holdings Ltd.	9,734	167
Enterprise Bancorp Inc.	7,286	166
* On Deck Capital Inc.	16,073	166
State National Cos. Inc.	16,800	165
Merchants Bancshares Inc.	5,163	163
HCI Group Inc.	4,600	160
* Tejon Ranch Co.	8,322	159
ESSA Bancorp Inc.	11,543	158
* HomeStreet Inc.	7,271	158
Independence Holding Co.	11,385	158
National Storage Affiliates Trust	9,159	157
CNB Financial Corp.	8,629	156
Fidelity & Guaranty Life	6,100	155
First Bancorp Inc.	7,436	152
Bridge Bancorp Inc.	4,986	152
EMC Insurance Group Inc.	5,982	151
James River Group Holdings Ltd.	4,500	151
* eHealth Inc.	15,100	151
Peoples Financial Services Corp.	3,941	150
Waterstone Financial Inc.	10,594	149
Peapack Gladstone Financial Corp.	7,136	147
* Atlantic Coast Financial Corp.	24,886	146
California First National Bancorp	10,984	143
Monarch Financial Holdings Inc.	7,749	139
OceanFirst Financial Corp.	6,912	138
Pulaski Financial Corp.	8,623	138
First Defiance Financial Corp.	3,612	136
Bluerock Residential Growth REIT Inc. Class A	11,410	135
Horizon Bancorp	4,760	133
Territorial Bancorp Inc.	4,784	133
State Auto Financial Corp.	6,441	133
Sotherly Hotels Inc.	21,370	132
* Coastway Bancorp Inc.	10,010	132
United Insurance Holdings Corp.	7,628	130
* Phoenix Cos. Inc.	3,502	130
* CU Bancorp	5,006	127

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
* C1 Financial Inc.	5,200	126
Hennessy Advisors Inc.	4,200	126
Whitestone REIT	10,400	125
* American River Bankshares	11,752	124
Tiptree Financial Inc. Class A	20,164	124
Calamos Asset Management Inc. Class A	12,700	123
Pzena Investment Management Inc. Class A	14,284	123
Access National Corp.	5,974	122
First of Long Island Corp.	4,067	122
Provident Financial Holdings Inc.	6,338	120
UMH Properties Inc.	11,700	118
Northrim BanCorp Inc.	4,388	117
Parke Bancorp Inc.	9,235	115
* BSB Bancorp Inc.	4,902	115
* Southcoast Financial Corp.	7,367	115
* HomeTrust Bancshares Inc.	5,580	113
GAMCO Investors Inc. Class A	3,601	112
Fox Chase Bancorp Inc.	5,447	111
First Bancshares Inc.	6,000	110
Baylake Corp.	7,520	110
* Associated Capital Group Inc. Class A	3,601	110
Reis Inc.	4,375	104
Penns Woods Bancorp Inc.	2,387	101
Old Line Bancshares Inc.	5,764	101
* Westbury Bancorp Inc.	5,422	96
Oppenheimer Holdings Inc. Class A	5,519	96
Chemung Financial Corp.	3,453	96
Meta Financial Group Inc.	2,076	95
Century Bancorp Inc. Class A	2,107	92
Cape Bancorp Inc.	7,322	91
Summit State Bank	6,666	91
Donegal Group Inc. Class A	6,422	90
Silvercrest Asset Management Group Inc. Class A	7,359	88
* PennyMac Financial Services Inc. Class A	5,650	87
Cherry Hill Mortgage Investment Corp.	6,580	86
JAVELIN Mortgage Investment Corp.	13,500	85
Clifton Bancorp Inc.	5,802	83
AmeriServ Financial Inc.	25,974	83
* First Marblehead Corp.	19,724	83
American National Bankshares Inc.	3,239	83
* Anchor BanCorp Wisconsin Inc.	1,882	82
National Interstate Corp.	3,053	82
First Connecticut Bancorp Inc.	4,669	81
* RMR Group Inc. Class A	5,570	80
Investors Title Co.	812	79
* Franklin Financial Network Inc.	2,502	79
Easterly Government Properties Inc.	4,543	78
Atlantic American Corp.	15,700	78
* Atlantic Capital Bancshares Inc.	5,185	78
Ameriana Bancorp	3,378	77
* Consumer Portfolio Services Inc.	14,900	77
* Emergent Capital Inc.	20,730	77
* ASB Bancorp Inc.	2,902	75
Bank of Marin Bancorp	1,395	74
* CorEnergy Infrastructure Trust Inc.	5,005	74
MutualFirst Financial Inc.	2,926	73
Baldwin & Lyons Inc.	2,995	72
* First United Corp.	5,917	69
United Bancshares Inc.	3,700	67
* RMG Networks Holding Corp.	89,200	67
* First Foundation Inc.	2,700	64
C&F Financial Corp.	1,595	62
* FRP Holdings Inc.	1,824	62
* Impac Mortgage Holdings Inc.	3,300	59

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
2 Federal Agricultural Mortgage Corp.	1,811	57
Stonegate Bank	1,737	57
First Savings Financial Group Inc.	1,513	55
Newcastle Investment Corp.	13,426	55
United Bancorp Inc.	5,633	54
Bar Harbor Bankshares	1,497	52
* Kansas City Life Insurance Co.	1,298	50
HopFed Bancorp Inc.	4,115	49
* Enova International Inc.	7,435	49
Five Oaks Investment Corp.	8,913	49
Community West Bancshares	6,600	47
Hingham Institution for Savings	378	45
Houlihan Lokey Inc.	1,693	44
* Prism Technologies Group Inc.	43,196	43
Wheeler REIT Inc.	21,117	41
IF Bancorp Inc.	2,200	41
* AV Homes Inc.	3,128	40
Cheviot Financial Corp.	2,571	39
Ellington Residential Mortgage REIT	2,900	36
* Ashford Inc.	669	36
Northeast Bancorp	3,351	35
River Valley Bancorp	980	35
First Capital Bancorp Inc.	6,000	33
2 Federal Agricultural Mortgage Corp. Class A	1,200	32
MidSouth Bancorp Inc.	3,241	29
* Asta Funding Inc.	3,563	28
Salisbury Bancorp Inc.	798	27
* First Acceptance Corp.	10,492	25
Eastern Virginia Bankshares Inc.	3,288	24
United Community Bancorp	1,400	21
MidWestOne Financial Group Inc.	642	20
NorthStar Realty Europe Corp.	1,635	19
* Hemisphere Media Group Inc. Class A	1,300	19
* Triumph Bancorp Inc.	1,100	18
CIFC LLC	3,042	17
Middleburg Financial Corp.	873	16
Gladstone Land Corp.	1,800	16
Great Ajax Corp.	1,239	15
* JG Wentworth Co. Class A	8,050	14
* 1347 Property Insurance Holdings Inc.	1,800	14
* Royal Bancshares of Pennsylvania Inc.	6,217	13
Jernigan Capital Inc.	760	11
Citizens First Corp.	700	10
* Polonia Bancorp Inc.	811	9
* Carolina Bank Holdings Inc.	500	9
* Malvern Bancorp Inc.	500	9
* Maui Land & Pineapple Co. Inc.	1,499	8
* RCS Capital Corp. Class A	22,652	7
Investar Holding Corp.	300	5
WVS Financial Corp.	400	5
* Cordia Bancorp Inc.	1,200	5
US Global Investors Inc. Class A	3,469	4
* Atlanticus Holdings Corp.	758	2
* Hamilton Bancorp Inc.	148	2
Home Federal Bancorp Inc.	55	1
* Ambit Biosciences Corp. CVR Rights	1,900	1
* Tejon Ranch Co. Warrants Exp. 08/31/2016	1,141	—
* Allen Organ Co. Escrow Shares	1,400	—
* Biosante Pharmaceutical Inc CVR	14,250	—
		3,064,725
Health Care (8.4%)
Johnson & Johnson	2,005,332	205,988
Pfizer Inc.	4,467,763	144,219
Merck & Co. Inc.	2,013,977	106,378

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
Gilead Sciences Inc.	1,046,415	105,887
Amgen Inc.	551,939	89,596
* Allergan plc	285,940	89,356
Bristol-Myers Squibb Co.	1,204,879	82,884
UnitedHealth Group Inc.	690,805	81,266
Medtronic plc	1,026,108	78,928
* Celgene Corp.	572,860	68,606
AbbVie Inc.	1,128,590	66,858
Eli Lilly & Co.	719,033	60,586
* Biogen Inc.	162,069	49,650
Abbott Laboratories	1,075,536	48,302
* Express Scripts Holding Co.	492,143	43,018
Thermo Fisher Scientific Inc.	287,772	40,820
* Regeneron Pharmaceuticals Inc.	55,223	29,979
* Alexion Pharmaceuticals Inc.	154,306	29,434
Aetna Inc.	251,690	27,213
Cigna Corp.	185,725	27,177
Anthem Inc.	187,179	26,100
Becton Dickinson and Co.	151,927	23,410
* Vertex Pharmaceuticals Inc.	177,118	22,287
* Illumina Inc.	105,544	20,259
Stryker Corp.	215,075	19,989
Humana Inc.	106,873	19,078
* Boston Scientific Corp.	969,935	17,886
* HCA Holdings Inc.	236,272	15,979
* Mylan NV	286,341	15,482
Zoetis Inc.	321,360	15,400
Baxalta Inc.	391,351	15,274
Baxter International Inc.	391,351	14,930
* Intuitive Surgical Inc.	26,891	14,687
Perrigo Co. plc	100,291	14,512
* Incyte Corp.	120,731	13,093
Zimmer Biomet Holdings Inc.	124,903	12,814
St. Jude Medical Inc.	205,190	12,675
* BioMarin Pharmaceutical Inc.	120,003	12,572
* Edwards Lifesciences Corp.	155,514	12,283
CR Bard Inc.	53,259	10,089
* Endo International plc	163,285	9,996
* Henry Schein Inc.	59,760	9,453
* Laboratory Corp. of America Holdings	72,893	9,012
* Alkermes plc	108,403	8,605
* DaVita HealthCare Partners Inc.	121,708	8,484
Universal Health Services Inc. Class B	65,789	7,861
* Waters Corp.	56,612	7,619
Quest Diagnostics Inc.	103,353	7,353
* Hologic Inc.	178,442	6,904
* Jazz Pharmaceuticals plc	47,864	6,728
* Mallinckrodt plc	86,162	6,430
DENTSPLY International Inc.	100,816	6,135
* Medivation Inc.	118,038	5,706
* Varian Medical Systems Inc.	68,821	5,561
* United Therapeutics Corp.	35,361	5,538
ResMed Inc.	100,729	5,408
* Centene Corp.	81,694	5,376
* Ionis Pharmaceuticals Inc.	86,589	5,362
* MEDNAX Inc.	72,984	5,230
* Alnylam Pharmaceuticals Inc.	51,938	4,889
* IDEXX Laboratories Inc.	64,578	4,709
Cooper Cos. Inc.	35,034	4,702
* STERIS plc	61,837	4,659
* DexCom Inc.	54,819	4,490
* Sirona Dental Systems Inc.	40,271	4,412
* Quintiles Transnational Holdings Inc.	62,366	4,282
* Dyax Corp.	112,113	4,218

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Neurocrine Biosciences Inc.	73,762	4,173
	Teleflex Inc.	31,727	4,171
*	Health Net Inc.	55,954	3,831
*	Envision Healthcare Holdings Inc.	140,404	3,646
	West Pharmaceutical Services Inc.	59,331	3,573
*	Seattle Genetics Inc.	72,377	3,248
*	Align Technology Inc.	47,215	3,109
*	Anacor Pharmaceuticals Inc.	27,384	3,094
	HealthSouth Corp.	88,029	3,064
*	Amsurg Corp.	38,595	2,933
*	Ultragenyx Pharmaceutical Inc.	25,154	2,822
*	Brookdale Senior Living Inc.	151,049	2,788
	Patterson Cos. Inc.	60,369	2,729
*	Charles River Laboratories International Inc.	32,553	2,617
*	PAREXEL International Corp.	38,146	2,599
*	Acadia Healthcare Co. Inc.	39,700	2,480
*	WellCare Health Plans Inc.	30,371	2,375
*	ABIOMED Inc.	26,041	2,351
*	Alere Inc.	59,834	2,339
	Bio-Techne Corp.	25,620	2,306
*	Tenet Healthcare Corp.	75,457	2,286
*,^	OPKO Health Inc.	224,681	2,258
*	LifePoint Health Inc.	30,534	2,241
*	Horizon Pharma plc	103,365	2,240
*,^	Juno Therapeutics Inc.	50,824	2,235
*	Bruker Corp.	91,690	2,225
*	Team Health Holdings Inc.	49,878	2,189
*	Community Health Systems Inc.	82,114	2,178
*	Myriad Genetics Inc.	50,182	2,166
*	Akorn Inc.	54,927	2,049
*	Impax Laboratories Inc.	47,614	2,036
*	NuVasive Inc.	37,176	2,012
*	Bio-Rad Laboratories Inc. Class A	14,447	2,003
*	ACADIA Pharmaceuticals Inc.	55,278	1,971
	Hill-Rom Holdings Inc.	39,281	1,888
*	Prestige Brands Holdings Inc.	36,279	1,868
*	Pacira Pharmaceuticals Inc.	24,190	1,858
*	Medicines Co.	49,067	1,832
*	Cepheid	49,703	1,816
*	Bluebird Bio Inc.	27,374	1,758
*	Portola Pharmaceuticals Inc.	34,100	1,754
*	Nektar Therapeutics	103,903	1,751
*	Molina Healthcare Inc.	28,656	1,723
*	Kite Pharma Inc.	27,492	1,694
	Healthcare Services Group Inc.	47,125	1,643
*	Intercept Pharmaceuticals Inc.	10,957	1,636
*	Catalent Inc.	64,462	1,613
*	Wright Medical Group NV	66,181	1,600
	Cantel Medical Corp.	25,505	1,585
	Owens & Minor Inc.	43,665	1,571
*	Integra LifeSciences Holdings Corp.	23,062	1,563
*	Radius Health Inc.	25,333	1,559
*	Masimo Corp.	37,233	1,546
*	Emergent BioSolutions Inc.	37,903	1,517
*	Puma Biotechnology Inc.	19,343	1,516
*	Insulet Corp.	39,591	1,497
*	Ophthotech Corp.	18,952	1,488
*	Ligand Pharmaceuticals Inc.	13,630	1,478
*	Novavax Inc.	175,422	1,472
*	Acorda Therapeutics Inc.	34,391	1,471
*	Neogen Corp.	24,282	1,372
*	Halozyme Therapeutics Inc.	76,318	1,323
*	Globus Medical Inc.	47,139	1,311
*	Sage Therapeutics Inc.	22,182	1,293

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	VWR Corp.	45,160	1,278
*	Agios Pharmaceuticals Inc.	19,346	1,256
*	Ironwood Pharmaceuticals Inc. Class A	107,516	1,246
*	Magellan Health Inc.	18,946	1,168
*	TESARO Inc.	22,298	1,167
*	Haemonetics Corp.	35,802	1,154
*	ICU Medical Inc.	10,206	1,151
*	Sarepta Therapeutics Inc.	28,629	1,105
*	Celldex Therapeutics Inc.	70,147	1,100
*	Halyard Health Inc.	32,363	1,081
*	Intra-Cellular Therapies Inc. Class A	20,072	1,080
*	Natus Medical Inc.	22,431	1,078
*,^	Intrexon Corp.	34,985	1,055
*	TherapeuticsMD Inc.	97,857	1,015
*	Exelixis Inc.	178,780	1,008
*	Air Methods Corp.	23,135	970
*	FibroGen Inc.	31,302	954
	Abaxis Inc.	16,612	925
*	HMS Holdings Corp.	74,471	919
*	INC Research Holdings Inc. Class A	18,700	907
	CONMED Corp.	19,509	859
*	ImmunoGen Inc.	63,154	857
*	Cempra Inc.	26,804	834
*	Depomed Inc.	45,061	817
	Ensign Group Inc.	36,040	816
*	ARIAD Pharmaceuticals Inc.	129,856	812
	Analogic Corp.	9,555	789
*	Insmed Inc.	43,429	788
*	NxStage Medical Inc.	35,878	786
*	Lannett Co. Inc.	19,022	763
*	Amicus Therapeutics Inc.	77,869	755
*	Dynavax Technologies Corp.	31,077	751
	Meridian Bioscience Inc.	36,345	746
	Select Medical Holdings Corp.	62,555	745
*	PharMerica Corp.	21,176	741
*	Clovis Oncology Inc.	20,937	733
*	Achillion Pharmaceuticals Inc.	67,103	724
*	Omnicell Inc.	23,211	721
*,^	ZIOPHARM Oncology Inc.	85,934	714
*	Nevro Corp.	10,545	712
*	Pacific Biosciences of California Inc.	53,898	708
*	Eagle Pharmaceuticals Inc.	7,970	707
*	AMAG Pharmaceuticals Inc.	23,389	706
^	Theravance Inc.	66,626	702
*	Acceleron Pharma Inc.	14,370	701
*	Surgical Care Affiliates Inc.	17,278	688
*	Momenta Pharmaceuticals Inc.	46,298	687
*	Repligen Corp.	24,266	686
*	Amedisys Inc.	17,343	682
	Kindred Healthcare Inc.	57,167	681
*	Geron Corp.	140,600	681
*	MiMedx Group Inc.	71,711	672
*	Aduro Biotech Inc.	23,806	670
*	Orthofix International NV	17,070	669
*,^	Insys Therapeutics Inc.	23,352	669
*	PRA Health Sciences Inc.	14,490	656
*	Affymetrix Inc.	64,671	653
*	Relypsa Inc.	22,500	638
*	Alder Biopharmaceuticals Inc.	19,062	630
*	Cynosure Inc. Class A	14,058	628
*	Exact Sciences Corp.	66,529	614
*	BioCryst Pharmaceuticals Inc.	59,223	611
*	Enanta Pharmaceuticals Inc.	18,484	610
*	Merrimack Pharmaceuticals Inc.	76,489	604

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	PTC Therapeutics Inc.	18,333	594
*	Zeltiq Aesthetics Inc.	20,538	586
*	Genomic Health Inc.	16,575	583
*	NewLink Genetics Corp.	16,004	582
*	Five Prime Therapeutics Inc.	14,000	581
*	Inogen Inc.	14,309	574
*	Merit Medical Systems Inc.	29,628	551
*	Omeros Corp.	34,470	542
*	Heron Therapeutics Inc.	20,300	542
*	Anika Therapeutics Inc.	14,141	540
	US Physical Therapy Inc.	9,706	521
*	Revance Therapeutics Inc.	15,225	520
*	Luminex Corp.	24,212	518
*	HeartWare International Inc.	10,236	516
*	Sangamo BioSciences Inc.	56,245	514
*	Aerie Pharmaceuticals Inc.	20,988	511
*	Lexicon Pharmaceuticals Inc.	38,014	506
	Invacare Corp.	29,000	504
*	MacroGenics Inc.	16,237	503
*	Endologix Inc.	50,416	499
*	Theravance Biopharma Inc.	29,221	479
*	Spectranetics Corp.	31,726	478
*	Array BioPharma Inc.	111,760	472
*	Amphastar Pharmaceuticals Inc.	33,036	470
*	Hanger Inc.	28,166	463
*	Adeptus Health Inc. Class A	8,440	460
	PDL BioPharma Inc.	129,106	457
*,^	Teligent Inc.	51,252	456
*,^	Accelerate Diagnostics Inc.	21,120	454
*	CorVel Corp.	10,154	446
*	Quidel Corp.	20,812	441
*	LDR Holding Corp.	17,384	437
*	Capital Senior Living Corp.	20,780	433
*	Supernus Pharmaceuticals Inc.	32,138	432
*	Cerus Corp.	68,320	432
*	SciClone Pharmaceuticals Inc.	46,679	429
*,^	Rockwell Medical Inc.	40,599	416
*	Corcept Therapeutics Inc.	82,598	411
*	Spark Therapeutics Inc.	9,059	410
*	Sucampo Pharmaceuticals Inc. Class A	23,507	406
*	OraSure Technologies Inc.	62,679	404
*	Progenics Pharmaceuticals Inc.	65,800	403
*	Intersect ENT Inc.	17,577	395
*	Synergy Pharmaceuticals Inc.	67,898	385
*	ANI Pharmaceuticals Inc.	8,169	369
*	Arena Pharmaceuticals Inc.	193,019	367
*	LHC Group Inc.	8,033	364
	Atrion Corp.	934	356
*	HealthStream Inc.	15,923	350
*	Keryx Biopharmaceuticals Inc.	69,117	349
*	Zogenix Inc.	23,615	348
*	Sagent Pharmaceuticals Inc.	21,855	348
*	Mirati Therapeutics Inc.	11,000	348
*	AngioDynamics Inc.	28,580	347
*	Dermira Inc.	9,964	345
*	Spectrum Pharmaceuticals Inc.	57,174	345
*	Retrophin Inc.	17,842	344
*	Accuray Inc.	50,696	342
*	K2M Group Holdings Inc.	17,275	341
*	XenoPort Inc.	61,931	340
*	Inovio Pharmaceuticals Inc.	49,399	332
	Universal American Corp.	47,228	331
*	Vanda Pharmaceuticals Inc.	35,307	329
*	Albany Molecular Research Inc.	16,457	327

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	National HealthCare Corp.	5,271	325
*	TG Therapeutics Inc.	27,012	322
*	AtriCure Inc.	14,067	316
	CryoLife Inc.	29,266	315
*	Durect Corp.	142,232	314
*	Rigel Pharmaceuticals Inc.	103,061	312
*	Blueprint Medicines Corp.	11,829	312
*	Atara Biotherapeutics Inc.	11,365	300
*	Vascular Solutions Inc.	8,650	297
*	Infinity Pharmaceuticals Inc.	37,700	296
*	Collegium Pharmaceutical Inc.	10,740	295
*	La Jolla Pharmaceutical Co.	10,926	295
*	Flexion Therapeutics Inc.	15,105	291
*	Raptor Pharmaceutical Corp.	55,423	288
*	Coherus Biosciences Inc.	12,335	283
*,^	Arrowhead Research Corp.	45,544	280
*	Chimerix Inc.	31,222	279
*	OncoMed Pharmaceuticals Inc.	12,252	276
*	Civitas Solutions Inc.	9,564	275
*	Akebia Therapeutics Inc.	21,309	275
*	Cardiovascular Systems Inc.	17,433	264
*	Triple-S Management Corp. Class B	10,944	262
*	Idera Pharmaceuticals Inc.	84,400	261
*	Epizyme Inc.	16,126	258
*	Ignyta Inc.	19,184	257
*	BioDelivery Sciences International Inc.	53,300	255
*	Agenus Inc.	54,100	246
*	POZEN Inc.	35,678	244
*	ArQule Inc.	111,904	243
*	AcelRx Pharmaceuticals Inc.	62,522	241
*	Aegerion Pharmaceuticals Inc.	23,504	237
*	Esperion Therapeutics Inc.	10,600	236
*	Regulus Therapeutics Inc.	27,019	236
*	Xencor Inc.	16,102	235
*	Otonomy Inc.	8,329	231
*	Foundation Medicine Inc.	10,862	229
*	Lion Biotechnologies Inc.	29,150	225
*	Concert Pharmaceuticals Inc.	11,550	219
*	Galena Biopharma Inc.	147,900	217
*	Healthways Inc.	16,729	215
*	Seres Therapeutics Inc.	6,130	215
*	PharmAthene Inc.	113,000	215
*	Endocyte Inc.	52,835	212
*	Loxo Oncology Inc.	7,407	211
*,^	ConforMIS Inc.	11,712	203
*	BioTelemetry Inc.	16,900	197
*	NeoGenomics Inc.	24,938	196
*,^	Fortress Biotech Inc.	70,300	196
*	Immunomedics Inc.	63,470	195
*	RadNet Inc.	30,936	191
*	Exactech Inc.	10,475	190
*	Anavex Life Sciences Corp.	34,027	190
*	Advaxis Inc.	18,105	182
*	Vermillion Inc.	101,167	182
	Osiris Therapeutics Inc.	17,249	179
*	Aimmune Therapeutics Inc.	9,120	168
*,^	Tenax Therapeutics Inc.	51,000	167
*	Pernix Therapeutics Holdings Inc.	56,276	166
*	BioSpecifics Technologies Corp.	3,792	163
*	Heska Corp.	4,200	162
*	Ocata Therapeutics Inc.	19,139	161
*	CTI BioPharma Corp.	130,632	161
*	Trevena Inc.	15,300	161
*	Curis Inc.	55,000	160

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Peregrine Pharmaceuticals Inc.	136,113	159
*	Organovo Holdings Inc.	63,912	159
*	Oncothyreon Inc.	71,680	159
*	Cara Therapeutics Inc.	9,400	158
*	Ocular Therapeutix Inc.	16,720	157
*	GenMark Diagnostics Inc.	19,800	154
*	Harvard Bioscience Inc.	44,129	153
*	Sequenom Inc.	92,513	152
*	STAAR Surgical Co.	21,070	150
*	Enzo Biochem Inc.	33,179	149
*	Synthetic Biologics Inc.	64,604	148
*,^	BioTime Inc.	35,579	146
*	CytRx Corp.	53,516	142
*	AVEO Pharmaceuticals Inc.	112,100	141
*	Sorrento Therapeutics Inc.	16,200	141
*,^	VIVUS Inc.	133,633	136
*	Inotek Pharmaceuticals Corp.	12,000	136
*	Bellicum Pharmaceuticals Inc.	6,705	136
*	Bovie Medical Corp.	63,973	134
*	SurModics Inc.	6,580	133
*	Natera Inc.	12,200	132
*	Anthera Pharmaceuticals Inc.	27,836	129
*	Almost Family Inc.	3,364	129
*,^	IsoRay Inc.	136,900	128
*	Cytokinetics Inc.	12,200	128
*	Paratek Pharmaceuticals Inc.	6,718	127
*	RTI Surgical Inc.	31,405	125
*	Chiasma Inc.	6,085	119
*	Bio-Path Holdings Inc.	92,672	116
*	pSivida Corp.	22,454	108
*	Catalyst Pharmaceuticals Inc.	44,127	108
*	Global Blood Therapeutics Inc.	3,300	107
*	InVivo Therapeutics Holdings Corp.	14,655	106
*	Immune Design Corp.	5,100	102
*	SeaSpine Holdings Corp.	5,954	102
*	Leap Wireless International Inc CVR	39,632	100
*,^	Neuralstem Inc.	94,820	98
*	Trovagene Inc.	17,591	95
*	Adamas Pharmaceuticals Inc.	3,245	92
*	Surgery Partners Inc.	4,410	90
*	NanoString Technologies Inc.	6,079	89
*,^	Northwest Biotherapeutics Inc.	27,506	88
*	Ardelyx Inc.	4,779	87
*	Pfenex Inc.	6,888	85
*	Pain Therapeutics Inc.	48,044	84
*	Versartis Inc.	6,633	82
*	Fluidigm Corp.	7,551	82
*	Assembly Biosciences Inc.	10,700	80
*	Vitae Pharmaceuticals Inc.	4,300	78
*	Abeona Therapeutics Inc.	22,600	76
*	Addus HomeCare Corp.	3,120	73
	Psychemedics Corp.	6,875	70
*	Tobira Therapeutics Inc.	6,869	69
*	Sientra Inc.	11,400	67
*	Tandem Diabetes Care Inc.	5,683	67
*,^	iBio Inc.	113,000	63
*	Tetraphase Pharmaceuticals Inc.	5,700	57
*	Medgenics Inc.	9,225	56
	Daxor Corp.	7,259	55
*	Provectus Biopharmaceuticals Inc. Class A	137,900	54
*	Cumberland Pharmaceuticals Inc.	9,063	48
*	Navidea Biopharmaceuticals Inc.	34,502	46
*	Derma Sciences Inc.	10,020	46
*	OXiGENE Inc.	61,300	46

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Digirad Corp.	7,706	45
*	Asterias Biotherapeutics Inc.	11,351	45
*	BioScrip Inc.	24,640	43
*	Vital Therapies Inc.	3,700	43
*	CytoSorbents Corp.	7,600	42
*	AAC Holdings Inc.	2,200	42
*	Avinger Inc.	1,835	42
*	Tonix Pharmaceuticals Holding Corp.	5,300	41
*	Mast Therapeutics Inc.	88,377	37
*	XBiotech Inc.	3,399	37
	Utah Medical Products Inc.	630	37
*	Antares Pharma Inc.	29,900	36
*	OvaScience Inc.	3,400	33
*	Alimera Sciences Inc.	13,630	33
*	Five Star Quality Care Inc.	9,634	31
*	NanoViricides Inc.	25,438	30
*	ChemoCentryx Inc.	3,701	30
*	Sunesis Pharmaceuticals Inc.	33,100	30
*	Biolase Inc.	34,760	29
*	Alphatec Holdings Inc.	96,538	29
*	Athersys Inc.	26,580	27
*	Apricus Biosciences Inc.	27,117	27
*	Symmetry Surgical Inc.	2,776	26
*	ERBA Diagnostics Inc.	18,367	26
*	Genocea Biosciences Inc.	4,800	25
*	StemCells Inc.	58,474	24
*	Orexigen Therapeutics Inc.	13,437	23
*	Cidara Therapeutics Inc.	1,325	23
*	Ampio Pharmaceuticals Inc.	6,400	22
*	Rexahn Pharmaceuticals Inc.	61,286	22
*	vTv Therapeutics Inc. Class A	3,224	22
*	Entellus Medical Inc.	1,296	22
*	Cutera Inc.	1,663	21
*	Karyopharm Therapeutics Inc.	1,500	20
*	Calithera Biosciences Inc.	2,496	19
	Birner Dental Management Services Inc.	1,699	19
*	Glaukos Corp.	760	19
*	T2 Biosystems Inc.	1,700	19
*	InfuSystems Holdings Inc.	5,850	18
*	Alliance HealthCare Services Inc.	1,935	18
*	Cesca Therapeutics Inc.	92,705	17
*	OncoGenex Pharmaceuticals Inc.	13,220	16
*	Catabasis Pharmaceuticals Inc.	1,900	15
*	Nobilis Health Corp.	5,295	15
*,^	Hansen Medical Inc.	6,010	14
*	aTyr Pharma Inc.	1,411	14
*	Carbylan Therapeutics Inc.	3,771	14
*	Flex Pharma Inc.	1,080	13
*	PhotoMedex Inc.	29,657	13
*	Achaogen Inc.	2,200	13
*	CorMedix Inc.	6,214	13
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	11,147	11
*	REGENXBIO Inc.	651	11
*	Caladrius Biosciences Inc.	8,272	9
*	Repros Therapeutics Inc.	6,681	8
*	Hemispherx Biopharma Inc.	99,201	8
*,^	Teladoc Inc.	430	8
*	Stemline Therapeutics Inc.	1,200	8
*	Cyclacel Pharmaceuticals Inc.	14,981	7
*	Synta Pharmaceuticals Corp.	21,275	7
*	Nivalis Therapeutics Inc.	864	7
*	Genesis Healthcare Inc.	1,829	6
*	Invitae Corp.	713	6
*	Presbia plc	1,100	6

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
* Veracyte Inc.	803	6
* Omthera Pharmaceuticals Inc. CVR	9,400	6
* Bioanalytical Systems Inc.	3,300	5
* ImmunoCellular Therapeutics Ltd.	13,500	5
* Neos Therapeutics Inc.	324	5
* Egalet Corp.	400	4
* EndoChoice Holdings Inc.	525	4
* Harvard Apparatus Regenerative Technology Inc.	1,991	4
* Penumbra Inc.	71	4
* NuPathe Inc. CVR	6,287	4
* Cardica Inc.	23,874	4
* Catalyst Biosciences Inc.	1,137	4
* Discovery Laboratories Inc.	13,681	3
* HTG Molecular Diagnostics Inc.	550	2
* Cogentix Medical Inc.	1,762	2
* Neothetics Inc.	1,080	2
* Acura Pharmaceuticals Inc.	565	1
* Corindus Vascular Robotics Inc.	300	1
* ContraVir Pharmaceuticals Inc.	152	—
* NovaBay Pharmaceuticals Inc.	87	—
		2,217,124
Industrials (7.4%)
General Electric Co.	6,818,519	212,397
3M Co.	443,903	66,870
Boeing Co.	458,959	66,361
United Technologies Corp.	607,554	58,368
Honeywell International Inc.	530,972	54,993
Union Pacific Corp.	623,363	48,747
United Parcel Service Inc. Class B	504,493	48,547
Accenture plc Class A	450,457	47,073
Lockheed Martin Corp.	189,477	41,145
Danaher Corp.	422,663	39,257
* PayPal Holdings Inc.	846,726	30,651
FedEx Corp.	199,559	29,732
Caterpillar Inc.	425,494	28,917
Raytheon Co.	218,052	27,154
General Dynamics Corp.	195,530	26,858
Automatic Data Processing Inc.	315,864	26,760
Northrop Grumman Corp.	131,540	24,836
Emerson Electric Co.	480,927	23,003
Precision Castparts Corp.	94,460	21,916
Illinois Tool Works Inc.	221,394	20,519
* LinkedIn Corp. Class A	82,902	18,660
Norfolk Southern Corp.	216,350	18,301
CSX Corp.	699,607	18,155
TE Connectivity Ltd.	278,534	17,996
Eaton Corp. plc	342,499	17,824
Waste Management Inc.	321,973	17,184
Deere & Co.	224,818	17,147
* Fiserv Inc.	164,796	15,072
Sherwin-Williams Co.	57,048	14,810
Roper Technologies Inc.	72,636	13,786
PACCAR Inc.	266,453	12,630
Paychex Inc.	236,898	12,530
Fidelity National Information Services Inc.	203,939	12,359
Amphenol Corp. Class A	224,478	11,725
* Alliance Data Systems Corp.	42,208	11,673
Cummins Inc.	130,926	11,523
Ingersoll-Rand plc	189,252	10,464
Agilent Technologies Inc.	238,911	9,989
Rockwell Automation Inc.	95,149	9,763
Tyco International plc	304,081	9,697
Parker-Hannifin Corp.	98,078	9,512
AMETEK Inc.	171,500	9,191

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
* FleetCor Technologies Inc.	63,108	9,020
Vulcan Materials Co.	94,061	8,933
Rockwell Collins Inc.	94,811	8,751
WestRock Co.	191,365	8,730
* Verisk Analytics Inc. Class A	109,625	8,428
WW Grainger Inc.	41,395	8,386
* TransDigm Group Inc.	35,921	8,206
Fastenal Co.	198,468	8,101
Republic Services Inc. Class A	175,291	7,711
Textron Inc.	177,597	7,461
* Stericycle Inc.	61,243	7,386
Xerox Corp.	693,508	7,372
Acuity Brands Inc.	31,486	7,361
Ball Corp.	98,250	7,146
* Mettler-Toledo International Inc.	20,337	6,897
Masco Corp.	239,674	6,783
Dover Corp.	110,478	6,773
CH Robinson Worldwide Inc.	109,040	6,763
Towers Watson & Co. Class A	51,091	6,563
Martin Marietta Materials Inc.	47,686	6,513
Pentair plc	129,998	6,439
Fortune Brands Home & Security Inc.	115,125	6,389
Sealed Air Corp.	142,367	6,350
L-3 Communications Holdings Inc.	51,139	6,112
Expeditors International of Washington Inc.	134,412	6,062
Total System Services Inc.	119,417	5,947
Global Payments Inc.	91,612	5,910
Kansas City Southern	78,724	5,878
Cintas Corp.	62,294	5,672
* Sensata Technologies Holding NV	122,675	5,650
* Vantiv Inc. Class A	111,798	5,301
Flowserve Corp.	125,978	5,301
* Crown Holdings Inc.	100,535	5,097
* Spirit AeroSystems Holdings Inc. Class A	101,252	5,070
* United Rentals Inc.	68,290	4,954
* HD Supply Holdings Inc.	161,500	4,850
Waste Connections Inc.	85,360	4,807
Fluor Corp.	100,813	4,760
Valspar Corp.	57,303	4,753
JB Hunt Transport Services Inc.	64,231	4,712
Wabtec Corp.	66,071	4,699
* CoStar Group Inc.	22,211	4,591
Xylem Inc.	124,844	4,557
Allegion plc	69,058	4,552
ManpowerGroup Inc.	53,985	4,550
Jack Henry & Associates Inc.	57,673	4,502
Broadridge Financial Solutions Inc.	82,599	4,438
Packaging Corp. of America	69,922	4,409
Robert Half International Inc.	90,859	4,283
Huntington Ingalls Industries Inc.	33,571	4,258
PerkinElmer Inc.	77,958	4,176
IDEX Corp.	53,802	4,122
ADT Corp.	123,197	4,063
AO Smith Corp.	52,457	4,019
Avnet Inc.	93,591	4,009
Carlisle Cos. Inc.	44,801	3,973
* Trimble Navigation Ltd.	178,673	3,833
Macquarie Infrastructure Corp.	52,150	3,786
* Hubbell Inc. Class B	37,337	3,773
* Keysight Technologies Inc.	131,455	3,724
Lennox International Inc.	29,684	3,708
Orbital ATK Inc.	41,088	3,671
* Arrow Electronics Inc.	67,413	3,652
Owens Corning	77,509	3,645

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Jacobs Engineering Group Inc.	86,582	3,632
	Sonoco Products Co.	82,332	3,365
	AptarGroup Inc.	45,342	3,294
	Graphic Packaging Holding Co.	252,224	3,236
*	AECOM	104,928	3,151
	B/E Aerospace Inc.	73,114	3,098
	Hexcel Corp.	66,678	3,097
*	Berry Plastics Group Inc.	85,579	3,096
	Bemis Co. Inc.	67,380	3,011
	Graco Inc.	40,419	2,913
	Allison Transmission Holdings Inc.	111,826	2,895
	National Instruments Corp.	99,644	2,859
	Jabil Circuit Inc.	120,883	2,815
	FLIR Systems Inc.	96,922	2,721
	Donaldson Co. Inc.	94,481	2,708
*	Genpact Ltd.	107,363	2,682
	Toro Co.	36,400	2,660
	Chicago Bridge & Iron Co. NV	67,308	2,624
	Trinity Industries Inc.	108,913	2,616
*	Old Dominion Freight Line Inc.	44,264	2,615
*	Euronet Worldwide Inc.	35,509	2,572
	MAXIMUS Inc.	45,342	2,551
	Nordson Corp.	39,270	2,519
	Curtiss-Wright Corp.	36,624	2,509
*	Zebra Technologies Corp.	35,689	2,486
	MDU Resources Group Inc.	134,789	2,469
	Air Lease Corp. Class A	73,037	2,445
	Lincoln Electric Holdings Inc.	47,124	2,445
	Booz Allen Hamilton Holding Corp. Class A	78,588	2,424
*	Teledyne Technologies Inc.	26,887	2,385
	AGCO Corp.	52,093	2,365
	BWX Technologies Inc.	74,124	2,355
*	WEX Inc.	26,593	2,351
	Heartland Payment Systems Inc.	24,158	2,291
	FEI Co.	28,626	2,284
	ITT Corp.	61,607	2,238
*	Quanta Services Inc.	110,195	2,231
*	Owens-Illinois Inc.	127,558	2,222
*	Genesee & Wyoming Inc. Class A	41,055	2,204
*	Kirby Corp.	41,510	2,184
	Eagle Materials Inc.	35,215	2,128
	RR Donnelley & Sons Co.	143,868	2,118
*	IPG Photonics Corp.	23,700	2,113
	Oshkosh Corp.	54,121	2,113
*	CoreLogic Inc.	62,136	2,104
	Ryder System Inc.	36,666	2,084
*	First Data Corp. Class A	129,706	2,078
	Watsco Inc.	17,733	2,077
	Woodward Inc.	40,482	2,010
	EMCOR Group Inc.	41,220	1,980
	Cognex Corp.	56,974	1,924
*,^	XPO Logistics Inc.	70,278	1,915
	World Fuel Services Corp.	49,655	1,910
	HEICO Corp. Class A	38,797	1,909
	Deluxe Corp.	34,454	1,879
	MSC Industrial Direct Co. Inc. Class A	33,331	1,876
	Silgan Holdings Inc.	34,202	1,837
	Regal Beloit Corp.	31,019	1,815
	Landstar System Inc.	30,643	1,797
*	Louisiana-Pacific Corp.	98,431	1,773
*	Esterline Technologies Corp.	21,294	1,725
	CLARCOR Inc.	34,630	1,720
	EnerSys	30,695	1,717
	KBR Inc.	99,833	1,689

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Littelfuse Inc.	15,706	1,681
*	Coherent Inc.	24,735	1,611
	Simpson Manufacturing Co. Inc.	46,293	1,581
*	Universal Display Corp.	28,899	1,573
	Valmont Industries Inc.	14,573	1,545
	Timken Co.	53,674	1,535
	Crane Co.	32,013	1,532
	Convergys Corp.	61,336	1,527
	Terex Corp.	80,314	1,484
*	USG Corp.	60,631	1,473
*	Moog Inc. Class A	24,238	1,469
*	Itron Inc.	40,379	1,461
*	Advisory Board Co.	29,292	1,453
*	On Assignment Inc.	32,316	1,453
*	Clean Harbors Inc.	34,384	1,432
	CEB Inc.	23,167	1,422
*	Generac Holdings Inc.	47,746	1,421
	Belden Inc.	29,454	1,404
*	OSI Systems Inc.	15,811	1,402
*	Colfax Corp.	59,597	1,392
	Manitowoc Co. Inc.	90,452	1,388
*,^	Cimpress NV	17,107	1,388
	Triumph Group Inc.	34,070	1,354
*	WESCO International Inc.	30,520	1,333
	GATX Corp.	30,546	1,300
	Matson Inc.	30,157	1,286
*,^	Ambarella Inc.	22,867	1,275
*	Armstrong World Industries Inc.	26,811	1,226
	Korn/Ferry International	36,892	1,224
*	Masonite International Corp.	19,892	1,218
	Barnes Group Inc.	34,335	1,215
	Covanta Holding Corp.	78,404	1,214
	John Bean Technologies Corp.	24,323	1,212
	Granite Construction Inc.	27,688	1,188
*	Anixter International Inc.	19,598	1,184
*	ExlService Holdings Inc.	26,061	1,171
*	Sanmina Corp.	56,876	1,171
	Tetra Tech Inc.	44,889	1,168
*	Imperva Inc.	18,032	1,142
	ABM Industries Inc.	40,043	1,140
	Brink's Co.	39,282	1,134
*	KLX Inc.	36,557	1,126
	UniFirst Corp.	10,678	1,113
*	AMN Healthcare Services Inc.	35,706	1,109
	Vishay Intertechnology Inc.	90,938	1,096
*	Greatbatch Inc.	20,856	1,095
*	WageWorks Inc.	23,800	1,080
	Mueller Industries Inc.	39,584	1,073
	Kennametal Inc.	54,697	1,050
	Forward Air Corp.	24,340	1,047
	MSA Safety Inc.	23,976	1,042
*	LifeLock Inc.	72,414	1,039
	Exponent Inc.	20,665	1,032
*	Rexnord Corp.	56,590	1,025
*	Proto Labs Inc.	16,100	1,025
	Applied Industrial Technologies Inc.	24,978	1,011
*	FTI Consulting Inc.	28,883	1,001
	Knight Transportation Inc.	41,167	997
	Tennant Co.	17,579	989
*	Cardtronics Inc.	29,387	989
	Mobile Mini Inc.	31,740	988
	Aircastle Ltd.	47,276	988
	Actuant Corp. Class A	40,767	977
*	RBC Bearings Inc.	15,095	975

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	G&K Services Inc. Class A	15,463	973
*	Huron Consulting Group Inc.	16,371	972
	Mueller Water Products Inc. Class A	112,758	970
*,^	NeuStar Inc. Class A	40,159	963
	Essendant Inc.	29,249	951
	Sturm Ruger & Co. Inc.	15,487	923
	AZZ Inc.	16,492	916
	Apogee Enterprises Inc.	20,876	908
*	Inovalon Holdings Inc. Class A	52,288	889
	Watts Water Technologies Inc. Class A	17,869	888
	Cubic Corp.	18,602	879
	Comfort Systems USA Inc.	30,768	874
*	American Woodmark Corp.	10,724	858
*	Sykes Enterprises Inc.	27,649	851
	Universal Forest Products Inc.	12,347	844
*	TransUnion	30,326	836
*	MasTec Inc.	47,883	832
*	Swift Transportation Co.	60,138	831
	Brady Corp. Class A	35,869	824
*	Smith & Wesson Holding Corp.	37,397	822
	Heartland Express Inc.	47,963	816
	Joy Global Inc.	64,665	815
*	TopBuild Corp.	26,319	810
*	Atlas Air Worldwide Holdings Inc.	19,462	805
*	Headwaters Inc.	47,158	796
*	Plexus Corp.	22,723	794
*	DigitalGlobe Inc.	50,357	789
*	TASER International Inc.	45,565	788
*	Hub Group Inc. Class A	23,173	764
*	Trex Co. Inc.	20,068	763
*	Knowles Corp.	57,082	761
*	II-VI Inc.	40,912	759
	Insperity Inc.	15,704	756
*	Babcock & Wilcox Enterprises Inc.	35,912	749
	Standex International Corp.	8,993	748
*	SPX FLOW Inc.	26,738	746
*	TrueBlue Inc.	28,829	743
*	Benchmark Electronics Inc.	35,435	732
	AAON Inc.	31,521	732
	Methode Electronics Inc.	22,836	727
*	TriNet Group Inc.	37,499	726
	EVERTEC Inc.	42,740	715
	Otter Tail Corp.	26,827	714
	Franklin Electric Co. Inc.	26,429	714
	Primoris Services Corp.	31,454	693
*	Press Ganey Holdings Inc.	21,494	678
	Werner Enterprises Inc.	28,843	675
	Greif Inc. Class A	21,632	666
*	Wabash National Corp.	56,274	666
	Federal Signal Corp.	41,647	660
	Kaman Corp.	15,791	644
*	Boise Cascade Co.	25,237	644
*	ExamWorks Group Inc.	24,191	643
*	PHH Corp.	39,399	638
	Advanced Drainage Systems Inc.	26,301	632
*	Aegion Corp. Class A	32,397	626
*	Fabrinet	26,135	623
	Griffon Corp.	34,954	622
	ESCO Technologies Inc.	17,180	621
	AAR Corp.	23,594	620
*	Rogers Corp.	12,000	619
*	Aerojet Rocketdyne Holdings Inc.	39,023	611
	EnPro Industries Inc.	13,922	610
	Greenbrier Cos. Inc.	18,681	609

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

		Market
		Value
	Shares	($000)
* M/A-COM Technology Solutions Holdings Inc.	14,801	605
Albany International Corp.	16,459	602
* Veeco Instruments Inc.	28,910	594
MTS Systems Corp.	8,988	570
* Continental Building Products Inc.	32,244	563
Encore Wire Corp.	15,150	562
* Aerovironment Inc.	18,888	557
* Summit Materials Inc. Class A	27,649	554
Materion Corp.	19,737	553
Raven Industries Inc.	35,235	550
* Tutor Perini Corp.	32,211	539
* RPX Corp.	48,931	538
Outerwall Inc.	14,354	525
Resources Connection Inc.	31,933	522
* TriMas Corp.	27,962	522
Lindsay Corp.	7,147	517
Kforce Inc.	20,244	512
Multi-Color Corp.	8,475	507
* Patrick Industries Inc.	11,627	506
Badger Meter Inc.	8,607	504
* Meritor Inc.	59,788	499
Altra Industrial Motion Corp.	19,888	499
Ennis Inc.	25,578	492
* Rofin-Sinar Technologies Inc.	18,325	491
* Monster Worldwide Inc.	85,423	489
Quanex Building Products Corp.	23,333	487
* Navigant Consulting Inc.	30,277	486
General Cable Corp.	35,941	483
* UTi Worldwide Inc.	68,550	482
* Lydall Inc.	13,206	469
* Wesco Aircraft Holdings Inc.	38,593	462
* Paylocity Holding Corp.	11,347	460
US Ecology Inc.	12,545	457
CTS Corp.	25,355	447
* Astronics Corp.	10,986	447
* Builders FirstSource Inc.	40,184	445
* DHI Group Inc.	48,222	442
Astec Industries Inc.	10,710	436
TeleTech Holdings Inc.	15,473	432
TAL International Group Inc.	26,693	424
CIRCOR International Inc.	9,989	421
Harsco Corp.	53,415	421
AVX Corp.	34,043	413
McGrath RentCorp	16,187	408
* ICF International Inc.	11,385	405
Kadant Inc.	9,937	404
Sun Hydraulics Corp.	12,172	386
Schnitzer Steel Industries Inc.	26,800	385
* Gibraltar Industries Inc.	15,017	382
ManTech International Corp. Class A	12,600	381
* US Concrete Inc.	7,200	379
* MYR Group Inc.	18,366	379
Viad Corp.	13,356	377
Argan Inc.	11,479	372
Barrett Business Services Inc.	8,474	369
H&E Equipment Services Inc.	21,004	367
Park-Ohio Holdings Corp.	9,929	365
ArcBest Corp.	16,782	359
Textainer Group Holdings Ltd.	25,300	357
* PGT Inc.	31,304	357
* Cross Country Healthcare Inc.	21,647	355
* Engility Holdings Inc.	10,820	351
* Air Transport Services Group Inc.	34,858	351
Gorman-Rupp Co.	13,137	351

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Saia Inc.	15,607	347
*	TTM Technologies Inc.	52,952	345
*	Team Inc.	10,652	340
*	Installed Building Products Inc.	13,459	334
*	CBIZ Inc.	33,685	332
	Alamo Group Inc.	6,371	332
	Landauer Inc.	9,599	316
	Columbus McKinnon Corp.	16,443	311
*	FARO Technologies Inc.	10,277	303
	Quad/Graphics Inc.	31,733	295
*	Rentrak Corp.	6,203	295
*	Furmanite Corp.	43,495	290
*	GP Strategies Corp.	11,233	282
	Kelly Services Inc. Class A	17,456	282
	VSE Corp.	4,496	280
	Marten Transport Ltd.	15,709	278
	Cass Information Systems Inc.	5,399	278
*	Newport Corp.	17,500	278
*	Echo Global Logistics Inc.	13,455	274
^	American Railcar Industries Inc.	5,836	270
	Insteel Industries Inc.	12,734	266
*	Thermon Group Holdings Inc.	15,720	266
*	NCI Building Systems Inc.	20,628	256
	Myers Industries Inc.	19,177	255
	Allied Motion Technologies Inc.	9,545	250
	SPX Corp.	26,738	249
	American Science & Engineering Inc.	5,972	247
	Hyster-Yale Materials Handling Inc.	4,652	244
	Heidrick & Struggles International Inc.	8,960	244
*	Nortek Inc.	5,446	238
*	Landec Corp.	19,722	233
*	YRC Worldwide Inc.	16,368	232
*	Great Lakes Dredge & Dock Corp.	57,694	228
*	PowerSecure International Inc.	15,022	226
*	Maxwell Technologies Inc.	31,497	225
*,^	MicroVision Inc.	76,700	219
*	ARC Document Solutions Inc.	48,472	214
*	Everi Holdings Inc.	48,264	212
	NN Inc.	13,232	211
*	Energy Focus Inc.	15,200	209
*	Lionbridge Technologies Inc.	42,174	207
*	Energy Recovery Inc.	28,699	203
*	DXP Enterprises Inc.	8,421	192
	Daktronics Inc.	21,381	186
	Miller Industries Inc.	8,444	184
	Checkpoint Systems Inc.	29,143	183
	Douglas Dynamics Inc.	8,604	181
*	Mistras Group Inc.	9,486	181
	Global Brass & Copper Holdings Inc.	8,400	179
*	Kimball Electronics Inc.	16,140	177
*	InnerWorkings Inc.	23,576	177
	Celadon Group Inc.	17,274	171
*	BMC Stock Holdings Inc.	10,190	171
*	AEP Industries Inc.	2,200	170
*	UFP Technologies Inc.	6,907	165
	Graham Corp.	9,637	162
*	Layne Christensen Co.	30,508	160
*	Image Sensing Systems Inc.	43,363	158
*	Perma-Fix Environmental Services	42,266	158
	United States Lime & Minerals Inc.	2,799	154
*	Covenant Transportation Group Inc. Class A	8,013	151
*	GSI Group Inc.	11,103	151
*	Vicor Corp.	16,344	149
	Park Electrochemical Corp.	9,837	148

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Mesa Laboratories Inc.	1,476	147
*	Casella Waste Systems Inc. Class A	24,516	147
*	Ameresco Inc. Class A	23,222	145
*	USA Truck Inc.	8,261	144
*	Roadrunner Transportation Systems Inc.	14,952	141
*	Willis Lease Finance Corp.	6,897	139
	Electro Rent Corp.	14,869	137
*	Ply Gem Holdings Inc.	10,864	136
	NACCO Industries Inc. Class A	3,223	136
	Omega Flex Inc.	4,103	135
*	Era Group Inc.	12,077	135
*	Bazaarvoice Inc.	30,457	133
*	CAI International Inc.	13,158	133
*	ServiceSource International Inc.	28,100	130
	Powell Industries Inc.	4,976	130
	NVE Corp.	2,268	127
*	Breeze-Eastern Corp.	6,398	127
*	PAM Transportation Services Inc.	4,524	125
	LSI Industries Inc.	10,179	124
	FreightCar America Inc.	6,296	122
	Bel Fuse Inc. Class B	6,954	120
*	Xerium Technologies Inc.	10,010	119
*	Horizon Global Corp.	11,184	116
	TimkenSteel Corp.	13,836	116
*	Ducommun Inc.	6,959	113
*	Kemet Corp.	46,800	111
*	Hill International Inc.	27,630	107
*	Planet Payment Inc.	35,142	107
*	Lawson Products Inc.	4,228	99
*	Lincoln Educational Services Corp.	48,280	96
*	SL Industries Inc.	3,000	96
	CECO Environmental Corp.	12,444	96
*	CRA International Inc.	4,914	92
*	Sterling Construction Co. Inc.	15,000	91
	Black Box Corp.	9,400	90
*	Research Frontiers Inc.	16,958	88
*,^	LightPath Technologies Inc. Class A	30,559	86
*	Milacron Holdings Corp.	6,852	86
*	Vishay Precision Group Inc.	7,362	83
*	Evolent Health Inc. Class A	6,670	81
*	Multi-Fineline Electronix Inc.	3,788	78
*	Kratos Defense & Security Solutions Inc.	18,934	78
*	Eagle Bulk Shipping Inc.	20,772	73
	Ecology and Environment Inc.	6,994	72
*	Onvia Inc.	18,400	68
	CDI Corp.	10,080	68
*	Integrated Electrical Services Inc.	6,083	67
*,^	Vertex Energy Inc.	60,960	67
*	Astronics Corp. Class B	1,647	67
*	American Superconductor Corp.	10,419	66
*	TRC Cos. Inc.	7,085	66
*	Orion Marine Group Inc.	15,711	66
	Universal Truckload Services Inc.	4,425	62
	Hurco Cos. Inc.	2,292	61
*	Willdan Group Inc.	7,200	60
	Acacia Research Corp.	13,873	60
	Spartan Motors Inc.	18,288	57
	Crawford & Co. Class B	10,423	55
*	LMI Aerospace Inc.	5,487	55
*	Franklin Covey Co.	3,286	55
*	Key Technology Inc.	5,155	53
*	Air T Inc.	2,182	53
	National Research Corp. Class A	3,281	53
*	CUI Global Inc.	7,433	52

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

				Market
				Value
			Shares	($000)
	Supreme Industries Inc. Class A		7,400	51
*	Rand Logistics Inc.		31,669	51
*	Sparton Corp.		2,504	50
*	Cenveo Inc.		57,102	50
*	Electro Scientific Industries Inc.		9,583	50
*	Heritage-Crystal Clean Inc.		4,692	50
*	Vicon Industries Inc.		27,903	49
*	Hudson Global Inc.		16,731	49
*	Northwest Pipe Co.		4,297	48
*	Intevac Inc.		8,995	42
*,^	ExOne Co.		4,186	42
*	General Finance Corp.		9,883	39
*	Ultralife Corp.		5,625	36
	Chicago Rivet & Machine Co.		1,400	33
*	PRGX Global Inc.		8,704	32
*	Fuel Tech Inc.		16,944	32
*	Multi Packaging Solutions International Ltd.		1,800	31
	Twin Disc Inc.		2,898	31
	Information Services Group Inc.		8,116	29
*	Rubicon Technology Inc.		25,320	29
*	Orion Energy Systems Inc.		13,048	28
*	Asure Software Inc.		6,100	28
*	Aspen Aerogels Inc.		4,300	26
*	Frequency Electronics Inc.		2,277	24
*	Continental Materials Corp.		1,577	24
*,^	Revolution Lighting Technologies Inc.		29,463	23
*	Sharps Compliance Corp.		2,564	22
*	BlueLinx Holdings Inc.		41,377	22
	ModusLink Global Solutions Inc.		8,813	22
*	Broadwind Energy Inc.		9,748	20
*	CPI Aerostructures Inc.		1,800	18
*	AMREP Corp.		3,574	16
*,^	A. M. Castle & Co.		9,656	15
	Houston Wire & Cable Co.		2,866	15
*	Arotech Corp.		7,280	15
	National Research Corp. Class B		413	15
*	Capstone Turbine Corp.		10,395	15
	Universal Technical Institute Inc.		3,100	14
*	Echelon Corp.		2,561	14
*	Patriot Transportation Holding Inc.		608	14
*	UQM Technologies Inc.		18,381	12
*	Accuride Corp.		7,300	12
*	Napco Security Technologies Inc.		2,048	12
*	Ballantyne Strong Inc.		2,500	11
*	American DG Energy Inc.		32,428	11
	Hardinge Inc.		1,155	11
*	Wireless Telecom Group Inc.		5,909	10
*	MINDBODY Inc. Class A		656	10
*	StarTek Inc.		2,642	9
*	IEC Electronics Corp.		2,900	9
*	Erickson Inc.		4,439	9
	Crawford & Co. Class A		1,640	8
	Richardson Electronics Ltd.		1,409	8
*	PFSweb Inc.		500	6
*	Chelsea Therapeutics International Ltd. CVR Exp.	12/31/2016	53,188	6
*	Spherix Inc.		32,732	5
*	CyberOptics Corp.		593	5
*	Document Security Systems Inc.		24,540	4
	Eastern Co.		156	3
*	eMagin Corp.		2,056	3
*	SIFCO Industries Inc.		200	2
*	Mattersight Corp.		191	1
*	ClearSign Combustion Corp.		100	—
*	Iteris Inc.		200	—

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Nuverra Environmental Solutions Inc.	73	—
	Global Power Equipment Group Inc.	1	—
			1,939,619
Oil & Gas (3.6%)
	Exxon Mobil Corp.	3,011,174	234,721
	Chevron Corp.	1,361,850	122,512
	Schlumberger Ltd.	915,017	63,822
	ConocoPhillips	896,674	41,866
	Occidental Petroleum Corp.	550,704	37,233
	Phillips 66	348,848	28,536
	EOG Resources Inc.	396,318	28,055
	Valero Energy Corp.	347,169	24,548
	Kinder Morgan Inc.	1,383,982	20,649
	Halliburton Co.	586,246	19,956
	Marathon Petroleum Corp.	384,306	19,922
	Anadarko Petroleum Corp.	366,428	17,801
	Baker Hughes Inc.	314,442	14,512
	Pioneer Natural Resources Co.	107,713	13,505
	Williams Cos. Inc.	494,742	12,715
	Apache Corp.	272,594	12,122
	Spectra Energy Corp.	484,106	11,589
	Noble Energy Inc.	308,610	10,163
	Tesoro Corp.	86,755	9,141
	National Oilwell Varco Inc.	269,417	9,023
	Devon Energy Corp.	281,513	9,008
	Hess Corp.	185,635	9,000
*	Cameron International Corp.	139,381	8,809
*	Concho Resources Inc.	91,458	8,493
	Marathon Oil Corp.	488,286	6,148
	Cimarex Energy Co.	68,226	6,098
	EQT Corp.	109,942	5,731
	Columbia Pipeline Group Inc.	278,403	5,568
*	Cheniere Energy Inc.	144,638	5,388
	HollyFrontier Corp.	133,380	5,321
	Cabot Oil & Gas Corp.	298,438	5,279
*	FMC Technologies Inc.	170,336	4,941
*	Weatherford International plc	561,749	4,713
*,^	Antero Resources Corp.	189,787	4,137
	OGE Energy Corp.	155,364	4,085
	Helmerich & Payne Inc.	73,866	3,956
*	Newfield Exploration Co.	117,805	3,836
*	First Solar Inc.	54,796	3,616
	Core Laboratories NV	31,108	3,383
*	Diamondback Energy Inc.	48,063	3,215
^	Transocean Ltd.	249,100	3,084
	Range Resources Corp.	115,980	2,854
	Oceaneering International Inc.	72,928	2,736
	Murphy Oil Corp.	117,817	2,645
	Ensco plc Class A	169,779	2,613
	PBF Energy Inc. Class A	68,100	2,507
	Energen Corp.	56,781	2,327
*	Gulfport Energy Corp.	85,284	2,095
^	Chesapeake Energy Corp.	431,538	1,942
	Nabors Industries Ltd.	226,415	1,927
^	Noble Corp. plc	174,507	1,841
	Western Refining Inc.	50,672	1,805
	QEP Resources Inc.	127,467	1,708
*	PDC Energy Inc.	31,295	1,671
*	Dril-Quip Inc.	26,836	1,589
*	Continental Resources Inc.	67,282	1,546
	Rowan Cos. plc Class A	89,951	1,525
	Patterson-UTI Energy Inc.	100,800	1,520
	Superior Energy Services Inc.	108,681	1,464
*	Cobalt International Energy Inc.	267,422	1,444

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Whiting Petroleum Corp.	147,189	1,389
*	Parsley Energy Inc. Class A	72,527	1,338
*	WPX Energy Inc.	229,166	1,315
*	Carrizo Oil & Gas Inc.	42,103	1,245
	Pattern Energy Group Inc. Class A	58,430	1,222
*	SunPower Corp. Class A	39,739	1,193
*	Memorial Resource Development Corp.	71,581	1,156
*	Oil States International Inc.	41,992	1,144
*	RSP Permian Inc.	46,881	1,143
*	NOW Inc.	71,904	1,138
*	Matador Resources Co.	57,524	1,137
	Targa Resources Corp.	41,956	1,135
	Diamond Offshore Drilling Inc.	51,907	1,095
	SemGroup Corp. Class A	37,228	1,074
	SM Energy Co.	52,483	1,032
	Delek US Holdings Inc.	41,119	1,012
*	MRC Global Inc.	71,617	924
*	Oasis Petroleum Inc.	113,665	838
*,^	Laredo Petroleum Inc.	98,728	789
	Bristow Group Inc.	27,271	706
	Green Plains Inc.	29,291	671
*	SEACOR Holdings Inc.	12,708	668
*	Synergy Resources Corp.	78,095	665
	California Resources Corp.	285,181	664
	CVR Energy Inc.	16,429	646
*	McDermott International Inc.	188,949	633
^	Atwood Oceanics Inc.	57,071	584
*	Callon Petroleum Co.	67,149	560
*	TETRA Technologies Inc.	74,254	558
*	Southwestern Energy Co.	77,273	549
*	Flotek Industries Inc.	47,950	549
	RPC Inc.	44,829	536
*	Helix Energy Solutions Group Inc.	100,125	527
*	Chart Industries Inc.	24,820	446
	Alon USA Energy Inc.	30,037	446
*	Exterran Corp.	27,135	436
	Denbury Resources Inc.	190,053	384
*	REX American Resources Corp.	7,080	383
*	Forum Energy Technologies Inc.	29,800	371
*	C&J Energy Services Ltd.	72,700	346
*	Renewable Energy Group Inc.	37,100	345
*	Matrix Service Co.	16,360	336
*	Newpark Resources Inc.	60,292	318
*	Stone Energy Corp.	73,458	315
	Panhandle Oil and Gas Inc. Class A	19,486	315
	CARBO Ceramics Inc.	16,811	289
*	Bonanza Creek Energy Inc.	54,200	286
*	Unit Corp.	23,329	285
*	Bill Barrett Corp.	68,819	270
*	Northern Oil and Gas Inc.	67,526	261
*,^	Sanchez Energy Corp.	59,100	255
*,^	Plug Power Inc.	116,636	246
*	Par Pacific Holdings Inc.	10,400	245
*	Clayton Williams Energy Inc.	7,911	234
*	Trecora Resources	18,615	231
*,^	Solazyme Inc.	91,640	227
	Tidewater Inc.	32,000	223
*	Geospace Technologies Corp.	15,368	216
	Evolution Petroleum Corp.	42,128	203
*	Natural Gas Services Group Inc.	8,711	194
*	Resolute Energy Corp.	212,978	185
*	VAALCO Energy Inc.	109,885	176
*	Pacific Ethanol Inc.	36,189	173
*	Parker Drilling Co.	84,588	154

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Gastar Exploration Inc.	116,680	153
*	PHI Inc.	8,164	134
*,^	Comstock Resources Inc.	68,887	129
*,^	Amyris Inc.	79,183	128
	Tesco Corp.	16,637	120
*	Archrock Inc.	15,911	120
*	Jones Energy Inc. Class A	29,931	115
*	Willbros Group Inc.	39,094	105
	Gulf Island Fabrication Inc.	9,619	101
*,^	Halcon Resources Corp.	79,263	100
*	Ring Energy Inc.	13,915	98
	Energy XXI Ltd.	94,525	95
*	Green Brick Partners Inc.	12,800	92
*	Ultra Petroleum Corp.	35,217	88
	Adams Resources & Energy Inc.	1,582	61
*	Contango Oil & Gas Co.	9,313	60
*	Independence Contract Drilling Inc.	10,300	52
*	Pioneer Energy Services Corp.	22,291	48
*	PetroQuest Energy Inc.	86,488	43
*	Harvest Natural Resources Inc.	86,200	37
*,^	Emerald Oil Inc.	29,965	34
*	Rex Energy Corp.	23,100	24
*,^	Goodrich Petroleum Corp.	73,330	20
	Dawson Geophysical Co.	5,102	18
*	Warren Resources Inc.	82,575	17
*	EXCO Resources Inc.	13,520	17
*	Blue Earth Inc.	31,800	16
*	Approach Resources Inc.	6,065	11
*	Mitcham Industries Inc.	2,689	8
*	PrimeEnergy Corp.	141	7
*	Yuma Energy Inc.	31,822	6
*	US Energy Corp. Wyoming	35,588	6
*	Forbes Energy Services Ltd.	16,345	5
*	Midstates Petroleum Co. Inc.	8	—
*	Gulfmark Offshore Inc.	1	—
*	Gerber Scientific Inc. CVR	16,800	—
*	Triangle Petroleum Corp.	1	—
*	Key Energy Services Inc.	1	—
			944,656
Technology (9.7%)
	Apple Inc.	3,818,919	401,979
	Microsoft Corp.	5,490,980	304,640
*	Alphabet Inc. Class A	210,078	163,443
*	Facebook Inc. Class A	1,559,044	163,170
*	Alphabet Inc.	213,444	161,978
	Intel Corp.	3,402,431	117,214
	Cisco Systems Inc.	3,659,890	99,384
	International Business Machines Corp.	631,810	86,950
	Oracle Corp.	2,328,992	85,078
	QUALCOMM Inc.	1,083,733	54,170
	Texas Instruments Inc.	731,691	40,104
	EMC Corp.	1,412,369	36,270
*	salesforce.com inc	454,808	35,657
*	Adobe Systems Inc.	341,687	32,098
	Avago Technologies Ltd. Class A	189,071	27,444
*	Cognizant Technology Solutions Corp. Class A	438,090	26,294
	Broadcom Corp. Class A	404,467	23,386
*	Yahoo! Inc.	612,771	20,381
	Hewlett Packard Enterprise Co.	1,301,478	19,782
	Intuit Inc.	180,872	17,454
	Applied Materials Inc.	857,430	16,008
	Corning Inc.	852,990	15,593
	HP Inc.	1,286,378	15,231
*	Cerner Corp.	222,000	13,358

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	Analog Devices Inc.	227,855	12,605
	NVIDIA Corp.	371,477	12,244
*	Micron Technology Inc.	782,842	11,085
	SanDisk Corp.	144,512	10,981
*	Red Hat Inc.	131,776	10,912
	Skyworks Solutions Inc.	139,446	10,714
*	Palo Alto Networks Inc.	58,841	10,364
*	Autodesk Inc.	168,104	10,243
	Symantec Corp.	479,408	10,068
	Western Digital Corp.	158,676	9,528
*	ServiceNow Inc.	108,894	9,426
	Lam Research Corp.	115,954	9,209
	Xilinx Inc.	188,259	8,843
*	Twitter Inc.	369,262	8,545
*	Citrix Systems Inc.	105,334	7,969
	KLA-Tencor Corp.	114,676	7,953
	Seagate Technology plc	215,634	7,905
	Motorola Solutions Inc.	114,531	7,840
	Harris Corp.	89,715	7,796
	Maxim Integrated Products Inc.	200,418	7,616
	Linear Technology Corp.	172,411	7,322
	Juniper Networks Inc.	258,410	7,132
	CA Inc.	237,228	6,775
	Microchip Technology Inc.	139,088	6,473
*	Workday Inc. Class A	79,992	6,374
*	Akamai Technologies Inc.	120,828	6,359
*	ANSYS Inc.	65,705	6,078
*	VeriSign Inc.	68,241	5,962
	NetApp Inc.	219,065	5,812
	CDK Global Inc.	118,221	5,612
*	Splunk Inc.	92,629	5,448
*	F5 Networks Inc.	54,418	5,276
*	Qorvo Inc.	101,929	5,188
*	Gartner Inc.	56,732	5,146
*	Synopsys Inc.	112,486	5,130
	CDW Corp.	108,410	4,558
*	athenahealth Inc.	27,961	4,501
*	Cadence Design Systems Inc.	214,519	4,464
	SS&C Technologies Holdings Inc.	58,228	3,975
*	Tyler Technologies Inc.	21,992	3,834
*	Guidewire Software Inc.	62,007	3,730
*	Ultimate Software Group Inc.	18,710	3,658
*	Tableau Software Inc. Class A	37,831	3,564
*	Nuance Communications Inc.	173,733	3,456
*	Manhattan Associates Inc.	50,780	3,360
	Garmin Ltd.	88,267	3,281
	Ingram Micro Inc.	107,941	3,279
	IAC/InterActiveCorp	54,608	3,279
	Computer Sciences Corp.	99,341	3,246
*	Fortinet Inc.	103,501	3,226
*	VMware Inc. Class A	56,303	3,185
	Teradyne Inc.	147,488	3,049
	Pitney Bowes Inc.	142,062	2,934
	CSRA Inc.	97,541	2,926
*	ON Semiconductor Corp.	295,545	2,896
	Leidos Holdings Inc.	51,229	2,882
*,^	NCR Corp.	116,419	2,848
*	ARRIS Group Inc.	90,772	2,775
*	PTC Inc.	79,485	2,753
*	Integrated Device Technology Inc.	102,115	2,691
	Brocade Communications Systems Inc.	291,819	2,679
	Marvell Technology Group Ltd.	301,624	2,660
*	SolarWinds Inc.	44,741	2,635
	Blackbaud Inc.	39,930	2,630

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
	j2 Global Inc.	31,692	2,609
	DST Systems Inc.	22,788	2,599
*	IMS Health Holdings Inc.	101,877	2,595
*	Teradata Corp.	98,134	2,593
	Solera Holdings Inc.	46,329	2,540
	Fair Isaac Corp.	26,756	2,520
*	ViaSat Inc.	41,220	2,515
*	NetSuite Inc.	28,627	2,422
*	Cavium Inc.	36,494	2,398
	Atmel Corp.	274,615	2,364
	Cypress Semiconductor Corp.	237,012	2,325
*	EPAM Systems Inc.	28,700	2,256
*	Aspen Technology Inc.	58,769	2,219
*	CommScope Holding Co. Inc.	84,883	2,198
*	Rackspace Hosting Inc.	85,600	2,167
*	FireEye Inc.	104,220	2,162
*	Microsemi Corp.	65,540	2,136
*	VeriFone Systems Inc.	76,177	2,134
*	Cree Inc.	79,857	2,130
*,^	Arista Networks Inc.	26,894	2,093
*	ACI Worldwide Inc.	95,856	2,051
*	Synaptics Inc.	25,482	2,047
*	Ciena Corp.	97,154	2,010
*	Qlik Technologies Inc.	62,883	1,991
*	NetScout Systems Inc.	64,680	1,986
*	Allscripts Healthcare Solutions Inc.	124,613	1,917
	SYNNEX Corp.	20,528	1,846
*	Medidata Solutions Inc.	36,222	1,785
*	Infinera Corp.	98,501	1,785
*	Verint Systems Inc.	42,299	1,716
*	Tech Data Corp.	25,522	1,694
*	Proofpoint Inc.	25,790	1,677
*	Fairchild Semiconductor International Inc. Class A	80,664	1,671
*	PMC-Sierra Inc.	143,352	1,666
*	Electronics For Imaging Inc.	34,406	1,608
*	Dycom Industries Inc.	22,880	1,601
	Monolithic Power Systems Inc.	24,653	1,571
*	CACI International Inc. Class A	16,829	1,561
	Plantronics Inc.	32,076	1,521
	Mentor Graphics Corp.	80,357	1,480
	Lexmark International Inc. Class A	44,534	1,445
*	Fleetmatics Group plc	26,860	1,364
*	Zendesk Inc.	51,115	1,351
	MKS Instruments Inc.	37,077	1,335
*	Cirrus Logic Inc.	43,994	1,299
*	Silicon Laboratories Inc.	26,704	1,296
*	Veeva Systems Inc. Class A	44,886	1,295
*	Entegris Inc.	97,283	1,291
*	Premier Inc. Class A	36,438	1,285
*	Demandware Inc.	23,763	1,282
*	Ellie Mae Inc.	21,100	1,271
*	OmniVision Technologies Inc.	43,784	1,271
	Diebold Inc.	42,156	1,268
*	Cornerstone OnDemand Inc.	36,565	1,263
	Science Applications International Corp.	27,143	1,243
*	Advanced Micro Devices Inc.	431,982	1,240
	InterDigital Inc.	25,128	1,232
*	EchoStar Corp. Class A	30,897	1,208
*	MicroStrategy Inc. Class A	6,717	1,204
*	Polycom Inc.	92,948	1,170
*	MedAssets Inc.	37,703	1,167
*	Syntel Inc.	25,685	1,162
	Cogent Communications Holdings Inc.	33,423	1,159
*	LogMeIn Inc.	17,197	1,154

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*,^	SunEdison Inc.	223,429	1,137
	Intersil Corp. Class A	87,931	1,122
*	CommVault Systems Inc.	26,946	1,060
*	NETGEAR Inc.	25,214	1,057
*	Finisar Corp.	72,200	1,050
	Tessera Technologies Inc.	34,703	1,041
*	Paycom Software Inc.	27,485	1,034
*	Rovi Corp.	61,266	1,021
*	Viavi Solutions Inc.	161,371	983
	NIC Inc.	49,827	981
*	SPS Commerce Inc.	13,577	953
*	Rambus Inc.	81,001	939
*	RealPage Inc.	41,727	937
*	Synchronoss Technologies Inc.	26,087	919
	Power Integrations Inc.	18,625	906
	CSG Systems International Inc.	24,756	891
*	Advanced Energy Industries Inc.	31,369	886
*	Bottomline Technologies de Inc.	29,271	870
*	Semtech Corp.	45,518	861
*	Super Micro Computer Inc.	34,253	840
*	QLogic Corp.	68,357	834
*	Cray Inc.	25,637	832
*	Progress Software Corp.	34,625	831
*	BroadSoft Inc.	23,345	825
	Pegasystems Inc.	29,872	821
*	HubSpot Inc.	14,563	820
*	Web.com Group Inc.	40,627	813
*	RingCentral Inc. Class A	33,564	791
*,^	3D Systems Corp.	89,593	779
*	Cvent Inc.	22,302	779
*	Virtusa Corp.	18,720	774
*	Envestnet Inc.	25,863	772
*	Ixia	61,069	759
*	Insight Enterprises Inc.	30,101	756
	Ebix Inc.	23,040	755
*,^	Gogo Inc.	41,420	737
	ADTRAN Inc.	42,633	734
*	Infoblox Inc.	39,915	734
	Monotype Imaging Holdings Inc.	30,818	729
*	Photronics Inc.	57,874	721
*	Callidus Software Inc.	38,670	718
*	Ubiquiti Networks Inc.	22,454	712
*	Lumentum Holdings Inc.	32,274	711
*	Marketo Inc.	24,137	693
*	New Relic Inc.	18,403	670
*	Ruckus Wireless Inc.	61,195	655
*	Cabot Microelectronics Corp.	14,507	635
	West Corp.	29,038	626
	Quality Systems Inc.	35,600	574
*	Mercury Systems Inc.	31,201	573
*	ScanSource Inc.	17,438	562
	Inteliquent Inc.	31,544	561
*	ePlus Inc.	5,920	552
*	InvenSense Inc.	53,898	551
*	Inphi Corp.	20,028	541
*	Amkor Technology Inc.	87,498	532
*	Qualys Inc.	16,028	530
*	Diodes Inc.	22,810	524
*	Lattice Semiconductor Corp.	79,827	516
*	GoDaddy Inc. Class A	15,991	513
	Computer Programs & Systems Inc.	10,207	508
*	Shutterstock Inc.	15,200	492
*	Gigamon Inc.	18,400	489
*	MaxLinear Inc.	30,869	455

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Intralinks Holdings Inc.	48,764	442
*	2U Inc.	15,684	439
*	Endurance International Group Holdings Inc.	39,364	430
*	CalAmp Corp.	21,488	428
*,^	VASCO Data Security International Inc.	25,043	419
*	Oclaro Inc.	115,368	401
*	Silver Spring Networks Inc.	26,300	379
*	Perficient Inc.	21,666	371
*	Blucora Inc.	37,796	370
*	LivePerson Inc.	53,556	362
*	PROS Holdings Inc.	15,264	352
*	Xcerra Corp.	57,913	350
	Brooks Automation Inc.	32,006	342
*	Applied Micro Circuits Corp.	53,359	340
*	Internap Corp.	52,918	339
*	Barracuda Networks Inc.	18,100	338
	Cohu Inc.	27,773	335
*	Axcelis Technologies Inc.	128,388	333
*	ShoreTel Inc.	37,208	329
*	Unisys Corp.	29,000	320
	Epiq Systems Inc.	24,184	316
*	Interactive Intelligence Group Inc.	10,002	314
*	Box Inc.	22,140	309
*	Q2 Holdings Inc.	11,694	308
	PC Connection Inc.	13,591	308
*	Ciber Inc.	86,492	304
	Hackett Group Inc.	18,781	302
*	Actua Corp.	25,930	297
*	Five9 Inc.	34,058	296
*	CEVA Inc.	12,676	296
*	MeetMe Inc.	80,788	289
*	Ultratech Inc.	14,396	285
	IXYS Corp.	22,464	284
*	Extreme Networks Inc.	68,974	281
*	Loral Space & Communications Inc.	6,899	281
*	Benefitfocus Inc.	7,655	279
*	DSP Group Inc.	29,016	274
	Forrester Research Inc.	9,617	274
*	PDF Solutions Inc.	24,976	271
*	GigOptix Inc.	87,360	266
*	Zix Corp.	51,791	263
*	Textura Corp.	12,043	260
	Comtech Telecommunications Corp.	12,330	248
*	NeoPhotonics Corp.	22,596	245
*	Hortonworks Inc.	11,050	242
*	Alliance Fiber Optic Products Inc.	15,900	241
*	NetSol Technologies Inc.	30,900	240
*	Xura Inc.	9,657	237
*	Nanometrics Inc.	14,833	225
*	Mattson Technology Inc.	62,863	222
*	ChannelAdvisor Corp.	15,532	215
*	FormFactor Inc.	23,606	212
*	FalconStor Software Inc.	103,055	194
*	RigNet Inc.	9,251	191
*	Immersion Corp.	16,249	189
*	SciQuest Inc.	14,167	184
*,^	Pure Storage Inc. Class A	11,700	182
*	Intermolecular Inc.	78,300	182
	QAD Inc. Class A	8,720	179
*	Hutchinson Technology Inc.	49,700	178
*	Quantum Corp.	187,500	174
	American Software Inc. Class A	16,647	169
*	Kopin Corp.	61,776	168
*	Tremor Video Inc.	80,644	166

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Exar Corp.	27,035	166
*	Westell Technologies Inc. Class A	130,618	165
*	Rudolph Technologies Inc.	11,500	164
*	A10 Networks Inc.	24,213	159
*	SunEdison Semiconductor Ltd.	20,144	158
*	Harmonic Inc.	38,600	157
*	Boingo Wireless Inc.	23,230	154
*	Icad Inc.	29,548	153
*	Sigma Designs Inc.	24,051	152
*	Workiva Inc.	8,600	151
	Preformed Line Products Co.	3,527	148
*	Sonus Networks Inc.	20,190	144
*	Digimarc Corp.	3,914	143
*	Vectrus Inc.	6,838	143
*	GSI Technology Inc.	36,975	138
*	Carbonite Inc.	13,955	137
*	Digi International Inc.	11,876	135
*	Rocket Fuel Inc.	37,800	132
*	Cascade Microtech Inc.	7,491	122
*	VOXX International Corp. Class A	22,982	121
*	Neonode Inc.	47,000	119
*	KEYW Holding Corp.	19,548	118
*,^	Park City Group Inc.	9,825	117
*	Alpha & Omega Semiconductor Ltd.	12,523	115
*	Agilysys Inc.	11,474	115
*	TransEnterix Inc.	46,000	114
*	Tangoe Inc.	13,200	111
*	Limelight Networks Inc.	75,000	109
*	Amtech Systems Inc.	17,417	109
*	Pendrell Corp.	210,379	105
*	Aviat Networks Inc.	136,400	105
	Concurrent Computer Corp.	20,811	103
*	Covisint Corp.	40,926	102
*	Systemax Inc.	11,829	102
*	Exa Corp.	8,351	97
*	PAR Technology Corp.	13,813	93
*	inTEST Corp.	21,900	93
*	Ultra Clean Holdings Inc.	17,696	91
*	Model N Inc.	7,905	88
*	MoSys Inc.	80,210	87
*	KVH Industries Inc.	9,261	87
*	Clearfield Inc.	6,205	83
*	Applied Optoelectronics Inc.	4,700	81
*	Imation Corp.	58,530	80
*	TeleCommunication Systems Inc. Class A	15,900	79
*	Calix Inc.	10,005	79
*	Varonis Systems Inc.	4,150	78
*	EMCORE Corp.	12,381	76
*	Seachange International Inc.	11,140	75
*	ADDvantage Technologies Group Inc.	41,902	75
*	Brightcove Inc.	11,261	70
*	Edgewater Technology Inc.	8,642	69
*	Rapid7 Inc.	4,430	67
*	iPass Inc.	64,042	64
*	VirnetX Holding Corp.	24,600	63
*	Guidance Software Inc.	10,347	62
*	Mitek Systems Inc.	14,800	61
	Computer Task Group Inc.	9,180	61
	GlobalSCAPE Inc.	14,200	56
*	CVD Equipment Corp.	5,349	54
*	Vocera Communications Inc.	4,310	53
*	Match Group Inc.	3,806	52
*	Pixelworks Inc.	21,074	50
	NCI Inc. Class A	3,378	46

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Datalink Corp.	6,748	46
	PC-Tel Inc.	9,837	45
*	ANADIGICS Inc.	68,376	44
*	LRAD Corp.	21,083	42
*	QuickLogic Corp.	36,909	42
	Evolving Systems Inc.	7,297	40
*	Support.com Inc.	39,324	40
*	Jive Software Inc.	9,500	39
*	eGain Corp.	8,680	37
	Astro-Med Inc.	2,500	36
*	Alarm.com Holdings Inc.	2,150	36
*	Qumu Corp.	12,491	34
*	Determine Inc.	12,492	32
*	BroadVision Inc.	4,952	30
*	Netlist Inc.	33,001	29
*	Novatel Wireless Inc.	15,960	27
*	Numerex Corp. Class A	4,145	27
*	Smith Micro Software Inc.	36,146	26
*	Unwired Planet Inc.	29,306	25
*	Imprivata Inc.	2,067	23
	TESSCO Technologies Inc.	1,100	21
*	Radisys Corp.	7,200	20
*	BSQUARE Corp.	2,900	18
*	Marin Software Inc.	4,036	14
*	Aerohive Networks Inc.	2,782	14
	QAD Inc. Class B	677	12
*	Appfolio Inc.	760	11
*	Telenav Inc.	1,445	8
	Simulations Plus Inc.	800	8
*	OPOWER Inc.	700	7
*	Silicon Graphics International Corp.	1,175	7
*	Vringo Inc.	2,470	6
*	Innodata Inc.	1,514	4
*	Zhone Technologies Inc.	2,987	3
*	Square Inc.	217	3
*	Aware Inc.	422	1
*	United Online Inc.	100	1
*	Identiv Inc.	194	—
*	Clinical Data Contingent Value Rights	9,500	—
*	Magnum Hunter Resources Corp. Warrants Expire 4/15/2016	12,617	—
			2,541,117
Telecommunications (1.3%)
	AT&T Inc.	4,442,863	152,879
	Verizon Communications Inc.	2,938,967	135,839
*	Level 3 Communications Inc.	205,521	11,172
	CenturyLink Inc.	395,804	9,958
*	SBA Communications Corp. Class A	92,253	9,693
*	T-Mobile US Inc.	204,052	7,983
	Frontier Communications Corp.	842,272	3,933
	Telephone & Data Systems Inc.	62,654	1,622
*,^	Sprint Corp.	429,387	1,554
*	Zayo Group Holdings Inc.	39,560	1,052
*	Vonage Holdings Corp.	158,177	908
	Consolidated Communications Holdings Inc.	41,388	867
*	8x8 Inc.	75,672	867
	Atlantic Tele-Network Inc.	9,577	749
	Shenandoah Telecommunications Co.	16,591	714
*	Cincinnati Bell Inc.	187,867	676
*	Iridium Communications Inc.	77,568	652
*	inContact Inc.	58,774	561
*	General Communication Inc. Class A	26,128	517
*	United States Cellular Corp.	12,423	507
	EarthLink Holdings Corp.	65,500	487
^	Windstream Holdings Inc.	58,028	374

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Market
			Value
		Shares	($000)
*	Globalstar Inc.	235,399	339
	Spok Holdings Inc.	14,382	264
*	pdvWireless Inc.	9,091	250
*	GTT Communications Inc.	13,591	232
*,^	Straight Path Communications Inc. Class B	12,778	219
*	ORBCOMM Inc.	28,091	203
*	Alaska Communications Systems Group Inc.	105,805	185
*	Intelsat SA	39,190	163
*	Hawaiian Telcom Holdco Inc.	5,805	144
*	FairPoint Communications Inc.	8,000	129
*	Lumos Networks Corp.	11,015	123
	IDT Corp. Class B	10,156	118
*	NTELOS Holdings Corp.	6,200	57
*	Elephant Talk Communications Corp.	22,241	6
*	HC2 Holdings Inc.	500	3
			345,999
Utilities (1.8%)
	Duke Energy Corp.	499,824	35,682
	NextEra Energy Inc.	334,430	34,744
	Southern Co.	655,342	30,663
	Dominion Resources Inc.	432,968	29,286
	American Electric Power Co. Inc.	353,893	20,621
	PG&E Corp.	353,594	18,808
	Exelon Corp.	663,031	18,412
	PPL Corp.	483,098	16,488
	Sempra Energy	172,654	16,231
	Public Service Enterprise Group Inc.	367,832	14,231
	Edison International	234,941	13,911
	Consolidated Edison Inc.	211,390	13,586
	Xcel Energy Inc.	365,872	13,138
	Eversource Energy	228,667	11,678
	WEC Energy Group Inc.	224,881	11,539
	DTE Energy Co.	129,303	10,369
	FirstEnergy Corp.	304,976	9,677
	Entergy Corp.	128,614	8,792
	American Water Works Co. Inc.	129,427	7,733
	Ameren Corp.	174,985	7,565
	CMS Energy Corp.	200,379	7,230
	SCANA Corp.	92,719	5,609
	AGL Resources Inc.	86,677	5,531
	CenterPoint Energy Inc.	294,763	5,412
	Pinnacle West Capital Corp.	79,946	5,155
	Alliant Energy Corp.	81,743	5,105
	UGI Corp.	141,843	4,789
	Pepco Holdings Inc.	182,867	4,756
	TECO Energy Inc.	176,622	4,707
	AES Corp.	485,125	4,643
	Atmos Energy Corp.	73,191	4,614
	NiSource Inc.	229,803	4,483
	Westar Energy Inc. Class A	101,898	4,322
	ITC Holdings Corp.	109,633	4,303
*	Calpine Corp.	257,245	3,722
	ONEOK Inc.	150,871	3,720
	Aqua America Inc.	122,180	3,641
	Piedmont Natural Gas Co. Inc.	58,720	3,348
	Great Plains Energy Inc.	116,852	3,191
	National Fuel Gas Co.	68,512	2,929
	NRG Energy Inc.	226,501	2,666
	Vectren Corp.	59,626	2,529
	Cleco Corp.	47,353	2,472
	Hawaiian Electric Industries Inc.	81,585	2,362
	IDACORP Inc.	34,707	2,360
	Questar Corp.	120,799	2,353
	Portland General Electric Co.	63,963	2,326

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

					Market
					Value
				Shares	($000)
	WGL Holdings Inc.			34,371	2,165
	NorthWestern Corp.			37,130	2,014
	New Jersey Resources Corp.			59,118	1,949
	ALLETE Inc.			37,111	1,886
	ONE Gas Inc.			36,482	1,830
	Southwest Gas Corp.			32,321	1,783
*	Avangrid Inc.			44,678	1,716
	Laclede Group Inc.			28,546	1,696
	PNM Resources Inc.			55,210	1,688
	Black Hills Corp.			36,046	1,674
	Avista Corp.			41,111	1,454
	El Paso Electric Co.			32,736	1,260
*	Dynegy Inc.			89,941	1,205
	South Jersey Industries Inc.			46,894	1,103
	American States Water Co.			25,918	1,087
	Empire District Electric Co.			37,339	1,048
	MGE Energy Inc.			22,043	1,023
	Northwest Natural Gas Co.			18,407	932
	California Water Service Group			36,932	859
	Ormat Technologies Inc.			21,247	775
	Unitil Corp.			13,914	499
	Chesapeake Utilities Corp.			8,151	463
*	Talen Energy Corp.			66,694	416
	SJW Corp.			10,483	311
	Middlesex Water Co.			10,426	277
	Artesian Resources Corp. Class A			9,115	253
	Connecticut Water Service Inc.			6,614	251
	Atlantic Power Corp.			127,320	251
*	Vivint Solar Inc.			25,967	248
	York Water Co.			8,846	221
*	Sunrun Inc.			13,900	164
	Delta Natural Gas Co. Inc.			6,804	143
*	Pure Cycle Corp.			19,761	95
*,^	Cadiz Inc.			11,960	63
*	US Geothermal Inc.			86,878	54
	Genie Energy Ltd. Class B			1,277	14

					484,302

Total Common Stocks (Cost $8,266,924)					15,714,870

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (25.2%)
U.S. Government Securities (15.7%)
	United States Treasury Note/Bond	4.625%	11/15/16	425	439
	United States Treasury Note/Bond	0.875%	1/31/17	7,450	7,454
	United States Treasury Note/Bond	3.125%	1/31/17	311	319
	United States Treasury Note/Bond	4.625%	2/15/17	200	208
	United States Treasury Note/Bond	0.500%	2/28/17	751	748
	United States Treasury Note/Bond	0.875%	2/28/17	9,474	9,480
	United States Treasury Note/Bond	3.000%	2/28/17	4,934	5,054
	United States Treasury Note/Bond	0.750%	3/15/17	6,030	6,022
	United States Treasury Note/Bond	0.500%	3/31/17	4,643	4,623
	United States Treasury Note/Bond	1.000%	3/31/17	18,845	18,877
	United States Treasury Note/Bond	3.250%	3/31/17	21,100	21,707
	United States Treasury Note/Bond	0.875%	4/15/17	33,025	33,020
	United States Treasury Note/Bond	0.500%	4/30/17	20,503	20,397
	United States Treasury Note/Bond	0.875%	4/30/17	64,125	64,095
	United States Treasury Note/Bond	3.125%	4/30/17	20,537	21,131
	United States Treasury Note/Bond	0.875%	5/15/17	23,160	23,149
	United States Treasury Note/Bond	4.500%	5/15/17	23,200	24,316
	United States Treasury Note/Bond	8.750%	5/15/17	6,470	7,154

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	0.625%	5/31/17	31,720	31,581
United States Treasury Note/Bond	2.750%	5/31/17	4,531	4,646
United States Treasury Note/Bond	0.875%	6/15/17	40,750	40,712
United States Treasury Note/Bond	0.625%	6/30/17	4,316	4,294
United States Treasury Note/Bond	0.750%	6/30/17	28,635	28,546
United States Treasury Note/Bond	2.500%	6/30/17	26,650	27,250
United States Treasury Note/Bond	0.875%	7/15/17	31,934	31,884
United States Treasury Note/Bond	0.500%	7/31/17	11,103	11,019
United States Treasury Note/Bond	0.625%	7/31/17	11,773	11,709
United States Treasury Note/Bond	2.375%	7/31/17	48,626	49,659
United States Treasury Note/Bond	0.875%	8/15/17	31,150	31,082
United States Treasury Note/Bond	4.750%	8/15/17	15,950	16,912
United States Treasury Note/Bond	0.625%	8/31/17	4,741	4,711
United States Treasury Note/Bond	1.875%	8/31/17	15,025	15,234
United States Treasury Note/Bond	1.000%	9/15/17	16,355	16,347
United States Treasury Note/Bond	0.625%	9/30/17	100,425	99,734
United States Treasury Note/Bond	1.875%	9/30/17	22,600	22,921
United States Treasury Note/Bond	0.875%	10/15/17	51,150	50,998
United States Treasury Note/Bond	1.875%	10/31/17	3,120	3,166
United States Treasury Note/Bond	0.875%	11/15/17	26,721	26,633
United States Treasury Note/Bond	4.250%	11/15/17	13,020	13,787
United States Treasury Note/Bond	0.625%	11/30/17	4,050	4,017
United States Treasury Note/Bond	0.875%	11/30/17	24,800	24,730
United States Treasury Note/Bond	1.000%	12/15/17	18,908	18,884
United States Treasury Note/Bond	0.750%	12/31/17	20,143	20,011
United States Treasury Note/Bond	0.875%	1/15/18	45,501	45,295
United States Treasury Note/Bond	0.875%	1/31/18	2,465	2,453
United States Treasury Note/Bond	2.625%	1/31/18	11,880	12,249
United States Treasury Note/Bond	1.000%	2/15/18	18,000	17,949
United States Treasury Note/Bond	3.500%	2/15/18	31,600	33,180
United States Treasury Note/Bond	2.750%	2/28/18	5,000	5,173
United States Treasury Note/Bond	1.000%	3/15/18	20,443	20,376
United States Treasury Note/Bond	2.875%	3/31/18	6,159	6,394
United States Treasury Note/Bond	0.750%	4/15/18	10,524	10,422
United States Treasury Note/Bond	0.625%	4/30/18	20,203	19,944
United States Treasury Note/Bond	9.125%	5/15/18	3,675	4,362
United States Treasury Note/Bond	1.000%	5/31/18	31,762	31,603
United States Treasury Note/Bond	2.375%	5/31/18	1,600	1,645
United States Treasury Note/Bond	1.125%	6/15/18	13,519	13,492
United States Treasury Note/Bond	1.375%	6/30/18	10,285	10,328
United States Treasury Note/Bond	2.375%	6/30/18	14,245	14,661
United States Treasury Note/Bond	0.875%	7/15/18	14,505	14,378
United States Treasury Note/Bond	1.375%	7/31/18	251	252
United States Treasury Note/Bond	2.250%	7/31/18	6,701	6,877
United States Treasury Note/Bond	1.500%	8/31/18	7,425	7,475
United States Treasury Note/Bond	1.000%	9/15/18	13,290	13,199
United States Treasury Note/Bond	1.375%	9/30/18	35,100	35,215
United States Treasury Note/Bond	0.875%	10/15/18	22,550	22,303
United States Treasury Note/Bond	1.250%	10/31/18	16,844	16,820
United States Treasury Note/Bond	1.750%	10/31/18	37,486	37,972
United States Treasury Note/Bond	1.250%	11/15/18	28,065	28,021
United States Treasury Note/Bond	3.750%	11/15/18	671	718
United States Treasury Note/Bond	1.250%	11/30/18	20,250	20,215
United States Treasury Note/Bond	1.375%	11/30/18	8,988	9,009
United States Treasury Note/Bond	1.375%	12/31/18	11,375	11,384
United States Treasury Note/Bond	1.500%	12/31/18	19,125	19,215
United States Treasury Note/Bond	1.250%	1/31/19	27,475	27,389
United States Treasury Note/Bond	1.500%	1/31/19	18,425	18,491
United States Treasury Note/Bond	2.750%	2/15/19	11,620	12,108
United States Treasury Note/Bond	8.875%	2/15/19	1,850	2,276
United States Treasury Note/Bond	1.375%	2/28/19	12,450	12,442
United States Treasury Note/Bond	1.500%	2/28/19	32,590	32,692
United States Treasury Note/Bond	1.500%	3/31/19	10,175	10,205
United States Treasury Note/Bond	1.625%	3/31/19	7,755	7,806

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.250%	4/30/19	297	295
United States Treasury Note/Bond	1.625%	4/30/19	46,004	46,277
United States Treasury Note/Bond	3.125%	5/15/19	19,835	20,929
United States Treasury Note/Bond	1.125%	5/31/19	5,525	5,463
United States Treasury Note/Bond	1.500%	5/31/19	30,746	30,775
United States Treasury Note/Bond	1.000%	6/30/19	1,502	1,477
United States Treasury Note/Bond	1.625%	6/30/19	27,337	27,461
United States Treasury Note/Bond	0.875%	7/31/19	32,592	31,859
United States Treasury Note/Bond	1.625%	7/31/19	27,861	27,961
United States Treasury Note/Bond	3.625%	8/15/19	18,900	20,291
United States Treasury Note/Bond	8.125%	8/15/19	5,535	6,824
United States Treasury Note/Bond	1.000%	8/31/19	9,175	8,994
United States Treasury Note/Bond	1.625%	8/31/19	14,006	14,048
United States Treasury Note/Bond	1.750%	9/30/19	24,155	24,321
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,755
United States Treasury Note/Bond	1.500%	10/31/19	55,715	55,541
United States Treasury Note/Bond	3.375%	11/15/19	20,180	21,548
United States Treasury Note/Bond	1.000%	11/30/19	6,025	5,889
United States Treasury Note/Bond	1.500%	11/30/19	35,106	34,974
United States Treasury Note/Bond	1.125%	12/31/19	1,075	1,055
United States Treasury Note/Bond	1.625%	12/31/19	41,033	41,033
United States Treasury Note/Bond	1.250%	1/31/20	757	745
United States Treasury Note/Bond	1.375%	1/31/20	2,700	2,672
United States Treasury Note/Bond	3.625%	2/15/20	8,270	8,921
United States Treasury Note/Bond	8.500%	2/15/20	3,269	4,163
United States Treasury Note/Bond	1.375%	2/29/20	18,318	18,109
United States Treasury Note/Bond	1.125%	3/31/20	11,000	10,753
United States Treasury Note/Bond	1.375%	3/31/20	19,773	19,532
United States Treasury Note/Bond	1.125%	4/30/20	18,800	18,371
United States Treasury Note/Bond	1.375%	4/30/20	25,267	24,939
United States Treasury Note/Bond	3.500%	5/15/20	3,560	3,828
United States Treasury Note/Bond	1.375%	5/31/20	18,815	18,544
United States Treasury Note/Bond	1.500%	5/31/20	32,693	32,422
United States Treasury Note/Bond	1.625%	6/30/20	29,060	28,942
United States Treasury Note/Bond	1.875%	6/30/20	23,525	23,690
United States Treasury Note/Bond	1.625%	7/31/20	1,115	1,110
United States Treasury Note/Bond	2.000%	7/31/20	6,268	6,340
United States Treasury Note/Bond	2.625%	8/15/20	15,775	16,386
United States Treasury Note/Bond	1.375%	8/31/20	9,177	9,031
United States Treasury Note/Bond	1.375%	10/31/20	19,904	19,556
United States Treasury Note/Bond	1.750%	10/31/20	62,336	62,239
United States Treasury Note/Bond	2.625%	11/15/20	56,233	58,429
United States Treasury Note/Bond	1.625%	11/30/20	27,750	27,590
United States Treasury Note/Bond	2.000%	11/30/20	22,950	23,183
United States Treasury Note/Bond	1.750%	12/31/20	30,495	30,476
United States Treasury Note/Bond	2.375%	12/31/20	16,442	16,904
United States Treasury Note/Bond	2.125%	1/31/21	10,996	11,158
United States Treasury Note/Bond	3.625%	2/15/21	9,358	10,172
United States Treasury Note/Bond	7.875%	2/15/21	400	518
United States Treasury Note/Bond	2.000%	2/28/21	18,600	18,751
United States Treasury Note/Bond	2.250%	3/31/21	4,000	4,081
United States Treasury Note/Bond	2.250%	4/30/21	7,075	7,214
United States Treasury Note/Bond	3.125%	5/15/21	29,512	31,389
United States Treasury Note/Bond	2.000%	5/31/21	30,378	30,582
United States Treasury Note/Bond	2.125%	6/30/21	45,700	46,271
United States Treasury Note/Bond	2.250%	7/31/21	19,600	19,968
United States Treasury Note/Bond	2.125%	8/15/21	19,115	19,339
United States Treasury Note/Bond	2.000%	8/31/21	14,450	14,511
United States Treasury Note/Bond	2.125%	9/30/21	17,325	17,504
United States Treasury Note/Bond	2.000%	10/31/21	19,935	19,988
United States Treasury Note/Bond	2.000%	11/15/21	60,250	60,410
United States Treasury Note/Bond	8.000%	11/15/21	10,770	14,383
United States Treasury Note/Bond	1.875%	11/30/21	25,342	25,231
United States Treasury Note/Bond	2.125%	12/31/21	22,700	22,899

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.500%	1/31/22	17,975	17,472
United States Treasury Note/Bond	2.000%	2/15/22	6,453	6,464
United States Treasury Note/Bond	1.750%	2/28/22	26,621	26,238
United States Treasury Note/Bond	1.750%	3/31/22	17,879	17,597
United States Treasury Note/Bond	1.750%	4/30/22	10,100	9,938
United States Treasury Note/Bond	1.750%	5/15/22	5,400	5,311
United States Treasury Note/Bond	1.875%	5/31/22	18,550	18,368
United States Treasury Note/Bond	2.125%	6/30/22	19,560	19,655
United States Treasury Note/Bond	2.000%	7/31/22	13,095	13,060
United States Treasury Note/Bond	1.625%	8/15/22	29,275	28,511
United States Treasury Note/Bond	1.875%	8/31/22	5,190	5,129
United States Treasury Note/Bond	1.875%	10/31/22	19,380	19,129
United States Treasury Note/Bond	1.625%	11/15/22	17,550	17,045
United States Treasury Note/Bond	2.000%	11/30/22	13,080	13,004
United States Treasury Note/Bond	2.125%	12/31/22	19,000	19,030
United States Treasury Note/Bond	2.000%	2/15/23	16,335	16,236
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,469
United States Treasury Note/Bond	1.750%	5/15/23	43,043	41,920
United States Treasury Note/Bond	2.500%	8/15/23	34,410	35,297
United States Treasury Note/Bond	6.250%	8/15/23	16,980	21,915
United States Treasury Note/Bond	2.750%	11/15/23	20,256	21,136
United States Treasury Note/Bond	2.750%	2/15/24	21,674	22,568
United States Treasury Note/Bond	2.500%	5/15/24	66,454	67,877
United States Treasury Note/Bond	2.375%	8/15/24	33,710	34,047
United States Treasury Note/Bond	2.250%	11/15/24	19,546	19,531
United States Treasury Note/Bond	7.500%	11/15/24	675	962
United States Treasury Note/Bond	2.000%	2/15/25	61,048	59,646
United States Treasury Note/Bond	2.125%	5/15/25	50,761	50,071
United States Treasury Note/Bond	2.000%	8/15/25	23,672	23,072
United States Treasury Note/Bond	6.875%	8/15/25	1,163	1,628
United States Treasury Note/Bond	2.250%	11/15/25	22,955	22,894
United States Treasury Note/Bond	6.000%	2/15/26	2,345	3,129
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,382
United States Treasury Note/Bond	6.500%	11/15/26	5,910	8,263
United States Treasury Note/Bond	6.125%	11/15/27	3,275	4,530
United States Treasury Note/Bond	5.500%	8/15/28	10,445	13,885
United States Treasury Note/Bond	5.250%	11/15/28	9,875	12,890
United States Treasury Note/Bond	5.250%	2/15/29	11,313	14,806
United States Treasury Note/Bond	6.125%	8/15/29	4,420	6,267
United States Treasury Note/Bond	6.250%	5/15/30	9,570	13,862
United States Treasury Note/Bond	5.375%	2/15/31	6,200	8,398
United States Treasury Note/Bond	4.500%	2/15/36	16,050	20,539
United States Treasury Note/Bond	4.750%	2/15/37	5,100	6,750
United States Treasury Note/Bond	5.000%	5/15/37	4,403	6,026
United States Treasury Note/Bond	4.375%	2/15/38	9,742	12,275
United States Treasury Note/Bond	4.500%	5/15/38	8,000	10,256
United States Treasury Note/Bond	3.500%	2/15/39	9,301	10,272
United States Treasury Note/Bond	4.250%	5/15/39	8,883	10,958
United States Treasury Note/Bond	4.500%	8/15/39	7,684	9,820
United States Treasury Note/Bond	4.375%	11/15/39	11,686	14,675
United States Treasury Note/Bond	4.625%	2/15/40	13,510	17,571
United States Treasury Note/Bond	4.375%	5/15/40	4,700	5,907
United States Treasury Note/Bond	3.875%	8/15/40	685	800
United States Treasury Note/Bond	4.250%	11/15/40	11,890	14,681
United States Treasury Note/Bond	4.750%	2/15/41	19,838	26,341
United States Treasury Note/Bond	3.125%	11/15/41	12,525	12,924
United States Treasury Note/Bond	3.125%	2/15/42	8,523	8,789
United States Treasury Note/Bond	3.000%	5/15/42	6,425	6,456
United States Treasury Note/Bond	2.750%	8/15/42	23,725	22,646
United States Treasury Note/Bond	2.750%	11/15/42	73,183	69,695
United States Treasury Note/Bond	3.125%	2/15/43	442	452
United States Treasury Note/Bond	2.875%	5/15/43	25,010	24,354
United States Treasury Note/Bond	3.625%	8/15/43	36,486	41,047
United States Treasury Note/Bond	3.750%	11/15/43	23,554	27,102

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.625%	2/15/44	29,063	32,646
United States Treasury Note/Bond	3.375%	5/15/44	9,816	10,520
United States Treasury Note/Bond	3.125%	8/15/44	9,251	9,442
United States Treasury Note/Bond	3.000%	11/15/44	17,469	17,379
United States Treasury Note/Bond	2.500%	2/15/45	33,593	30,092
United States Treasury Note/Bond	3.000%	5/15/45	22,139	22,001
United States Treasury Note/Bond	2.875%	8/15/45	29,878	28,972
United States Treasury Note/Bond	3.000%	11/15/45	24,075	23,966
				4,108,648
Agency Bonds and Notes (1.1%)
3 AID-Israel	5.500%	12/4/23	375	452
3 AID-Israel	5.500%	4/26/24	1,400	1,697
3 AID-Jordan	1.945%	6/23/19	600	605
3 AID-Jordan	2.503%	10/30/20	750	767
3 AID-Jordan	2.578%	6/30/22	320	324
3 AID-Tunisia	2.452%	7/24/21	250	252
3 AID-Ukraine	1.844%	5/16/19	350	353
3 AID-Ukraine	1.847%	5/29/20	700	697
2 Federal Farm Credit Banks	4.875%	1/17/17	850	885
2 Federal Farm Credit Banks	1.125%	9/22/17	500	500
2 Federal Farm Credit Banks	1.000%	9/25/17	425	424
2 Federal Farm Credit Banks	1.125%	12/18/17	500	500
2 Federal Farm Credit Banks	1.110%	2/20/18	425	424
2 Federal Farm Credit Banks	1.100%	6/1/18	400	398
2 Federal Farm Credit Banks	5.150%	11/15/19	3,000	3,393
2 Federal Farm Credit Banks	3.500%	12/20/23	500	539
2 Federal Home Loan Banks	0.875%	3/10/17	275	275
2 Federal Home Loan Banks	4.875%	5/17/17	900	947
2 Federal Home Loan Banks	0.875%	5/24/17	4,000	3,992
2 Federal Home Loan Banks	0.625%	5/30/17	6,000	5,967
2 Federal Home Loan Banks	1.000%	6/21/17	2,500	2,499
2 Federal Home Loan Banks	0.860%	8/1/17	1,000	997
2 Federal Home Loan Banks	0.750%	8/28/17	2,500	2,487
2 Federal Home Loan Banks	4.875%	9/8/17	405	431
2 Federal Home Loan Banks	0.625%	10/26/17	5,000	4,958
2 Federal Home Loan Banks	5.000%	11/17/17	2,350	2,517
2 Federal Home Loan Banks	1.000%	12/19/17	4,000	3,990
2 Federal Home Loan Banks	1.375%	3/9/18	2,200	2,208
2 Federal Home Loan Banks	1.125%	4/25/18	2,000	1,995
2 Federal Home Loan Banks	2.750%	6/8/18	1,625	1,682
2 Federal Home Loan Banks	5.375%	8/15/18	225	248
2 Federal Home Loan Banks	1.875%	3/13/20	500	503
2 Federal Home Loan Banks	4.125%	3/13/20	2,075	2,277
2 Federal Home Loan Banks	3.375%	6/12/20	1,825	1,948
2 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,159
2 Federal Home Loan Banks	5.625%	6/11/21	1,600	1,895
2 Federal Home Loan Banks	2.125%	3/10/23	4,300	4,253
2 Federal Home Loan Banks	2.875%	6/14/24	2,000	2,060
2 Federal Home Loan Banks	5.375%	8/15/24	815	994
2 Federal Home Loan Banks	5.500%	7/15/36	2,775	3,620
4 Federal Home Loan Mortgage Corp.	0.500%	1/27/17	5,000	4,981
4 Federal Home Loan Mortgage Corp.	0.875%	2/22/17	6,000	6,001
4 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	2,600	2,604
4 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	6,500	6,520
4 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	2,874	2,872
4 Federal Home Loan Mortgage Corp.	0.750%	7/14/17	6,000	5,972
4 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	6,664	6,658
4 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,393
4 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	8,200	8,185
4 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	3,006
4 Federal Home Loan Mortgage Corp.	1.000%	12/15/17	5,000	4,987
4 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,800	1,785
4 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	2,000	1,986
4 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,720	2,955

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,625	1,740
4 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,921
4 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,700	1,680
4 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	10,820
4 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,900	1,873
4 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,840
4 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	383
4 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	4,080
4 Federal National Mortgage Assn.	1.250%	1/30/17	2,725	2,736
4 Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,065
4 Federal National Mortgage Assn.	0.750%	4/20/17	4,175	4,162
4 Federal National Mortgage Assn.	1.125%	4/27/17	10,600	10,618
4 Federal National Mortgage Assn.	0.875%	8/28/17	2,550	2,542
4 Federal National Mortgage Assn.	1.000%	9/27/17	1,000	998
4 Federal National Mortgage Assn.	0.875%	10/26/17	16,150	16,078
4 Federal National Mortgage Assn.	0.875%	12/20/17	3,000	2,985
4 Federal National Mortgage Assn.	0.875%	2/8/18	6,000	5,962
4 Federal National Mortgage Assn.	0.875%	5/21/18	1,490	1,476
4 Federal National Mortgage Assn.	1.125%	7/20/18	3,000	2,988
4 Federal National Mortgage Assn.	1.875%	9/18/18	12,300	12,474
4 Federal National Mortgage Assn.	1.125%	10/19/18	3,000	2,982
4 Federal National Mortgage Assn.	1.625%	11/27/18	4,370	4,401
4 Federal National Mortgage Assn.	1.125%	12/14/18	2,000	1,984
4 Federal National Mortgage Assn.	1.875%	2/19/19	4,000	4,052
4 Federal National Mortgage Assn.	1.750%	6/20/19	4,000	4,029
4 Federal National Mortgage Assn.	1.750%	9/12/19	7,000	7,032
4 Federal National Mortgage Assn.	0.000%	10/9/19	1,110	1,027
4 Federal National Mortgage Assn.	1.750%	11/26/19	1,800	1,807
4 Federal National Mortgage Assn.	1.625%	1/21/20	2,000	1,995
4 Federal National Mortgage Assn.	1.500%	6/22/20	4,000	3,950
4 Federal National Mortgage Assn.	1.500%	11/30/20	4,000	3,932
4 Federal National Mortgage Assn.	1.875%	12/28/20	2,000	2,001
4 Federal National Mortgage Assn.	2.625%	9/6/24	2,000	2,021
4 Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,057
4 Federal National Mortgage Assn.	7.250%	5/15/30	2,025	3,002
4 Federal National Mortgage Assn.	6.625%	11/15/30	6,320	8,966
4 Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,678
2 Financing Corp.	9.800%	4/6/18	500	593
2 Financing Corp.	9.650%	11/2/18	475	582
Private Export Funding Corp.	1.375%	2/15/17	175	175
Private Export Funding Corp.	2.250%	12/15/17	200	203
Private Export Funding Corp.	1.875%	7/15/18	300	302
Private Export Funding Corp.	4.375%	3/15/19	350	378
Private Export Funding Corp.	1.450%	8/15/19	350	343
Private Export Funding Corp.	2.250%	3/15/20	650	655
Private Export Funding Corp.	2.300%	9/15/20	175	176
Private Export Funding Corp.	4.300%	12/15/21	175	193
Private Export Funding Corp.	2.800%	5/15/22	200	203
Private Export Funding Corp.	2.050%	11/15/22	4,175	4,032
Private Export Funding Corp.	3.550%	1/15/24	725	769
Private Export Funding Corp.	2.450%	7/15/24	525	511
Private Export Funding Corp.	3.250%	6/15/25	175	180
2 Tennessee Valley Authority	4.500%	4/1/18	655	702
2 Tennessee Valley Authority	1.750%	10/15/18	600	606
2 Tennessee Valley Authority	3.875%	2/15/21	905	987
2 Tennessee Valley Authority	1.875%	8/15/22	425	414
2 Tennessee Valley Authority	2.875%	9/15/24	954	955
2 Tennessee Valley Authority	6.750%	11/1/25	3,520	4,639
2 Tennessee Valley Authority	7.125%	5/1/30	2,000	2,856
2 Tennessee Valley Authority	4.650%	6/15/35	500	560
2 Tennessee Valley Authority	5.880%	4/1/36	285	364
2 Tennessee Valley Authority	5.500%	6/15/38	225	277
2 Tennessee Valley Authority	5.250%	9/15/39	425	514
2 Tennessee Valley Authority	3.500%	12/15/42	950	870

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Tennessee Valley Authority	5.375%	4/1/56	580	690
2	Tennessee Valley Authority	4.625%	9/15/60	519	544
2	Tennessee Valley Authority	4.250%	9/15/65	700	676
					299,303
Conventional Mortgage-Backed Securities (8.3%)
4,5	Fannie Mae Pool	2.000%	10/1/28	3,344	3,291
4,5,6	Fannie Mae Pool	2.500%	3/1/27–1/1/43	59,027	59,560
4,5,6	Fannie Mae Pool	3.000%	1/1/26–1/1/46	172,845	175,537
4,5	Fannie Mae Pool	3.500%	9/1/25–1/1/46	240,808	249,705
4,5,6	Fannie Mae Pool	4.000%	7/1/18–1/1/46	171,165	181,675
4,5,6	Fannie Mae Pool	4.500%	3/1/18–1/1/46	93,801	101,381
4,5	Fannie Mae Pool	5.000%	3/1/17–1/1/44	49,651	54,548
4,5	Fannie Mae Pool	5.500%	11/1/16–4/1/40	42,974	47,922
4,5	Fannie Mae Pool	6.000%	4/1/16–5/1/41	28,436	32,208
4,5	Fannie Mae Pool	6.500%	4/1/16–10/1/39	8,977	10,360
4,5	Fannie Mae Pool	7.000%	8/1/16–11/1/37	3,354	3,861
4,5	Fannie Mae Pool	7.500%	11/1/22–12/1/32	266	306
4,5	Fannie Mae Pool	8.000%	12/1/22–10/1/30	58	65
4,5	Fannie Mae Pool	8.500%	11/1/18–7/1/30	43	48
4,5	Fannie Mae Pool	9.000%	7/1/22–8/1/26	12	13
4,5	Fannie Mae Pool	9.500%	5/1/16–2/1/25	2	2
4,5	Freddie Mac Gold Pool	2.000%	8/1/28–1/1/29	2,778	2,732
4,5	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	46,984	47,482
4,5,6	Freddie Mac Gold Pool	3.000%	4/1/23–1/1/46	114,456	116,118
4,5,6	Freddie Mac Gold Pool	3.500%	9/1/25–1/1/46	144,568	149,494
4,5,6	Freddie Mac Gold Pool	4.000%	7/1/18–1/1/46	107,831	114,151
4,5,6	Freddie Mac Gold Pool	4.500%	1/1/18–1/1/46	58,090	62,532
4,5,6	Freddie Mac Gold Pool	5.000%	4/1/17–1/1/46	32,375	35,309
4,5	Freddie Mac Gold Pool	5.500%	5/1/17–6/1/41	25,696	28,470
4,5	Freddie Mac Gold Pool	6.000%	1/1/17–5/1/40	14,424	16,267
4,5	Freddie Mac Gold Pool	6.500%	8/1/16–3/1/39	3,902	4,495
4,5	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	1,095	1,273
4,5	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	167	197
4,5	Freddie Mac Gold Pool	8.000%	1/1/16–10/1/31	149	166
4,5	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	19	21
4,5	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	15	15
4,5	Freddie Mac Gold Pool	10.000%	4/1/20–4/1/25		1
5	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	16,277	16,560
5,6	Ginnie Mae I Pool	3.500%	11/15/25–1/1/46	19,536	20,383
5,6	Ginnie Mae I Pool	4.000%	10/15/24–2/1/46	26,318	28,007
5	Ginnie Mae I Pool	4.500%	8/15/18–1/1/46	30,667	33,318
5	Ginnie Mae I Pool	5.000%	1/15/18–4/15/41	19,071	21,006
5	Ginnie Mae I Pool	5.500%	6/15/18–6/15/41	9,516	10,716
5	Ginnie Mae I Pool	6.000%	5/15/17–12/15/40	6,123	6,912
5	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	1,829	2,060
5	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	808	919
5	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	231	260
5	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	155	176
5	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	22	22
5	Ginnie Mae I Pool	9.000%	11/15/19–2/15/30	27	28
5	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	2	2
5	Ginnie Mae I Pool	10.000%	3/15/19	1	1
5	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	2,145	2,184
5,6	Ginnie Mae II Pool	3.000%	2/20/27–1/1/46	99,210	100,902
5,6	Ginnie Mae II Pool	3.500%	9/20/25–1/1/46	195,033	203,719
5,6	Ginnie Mae II Pool	4.000%	9/20/25–1/1/46	113,288	120,775
5,6	Ginnie Mae II Pool	4.500%	11/20/35–1/1/46	60,131	64,866
5	Ginnie Mae II Pool	5.000%	3/20/18–7/20/44	31,334	34,417
5	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	9,396	10,470
5	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	4,197	4,752

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	1,318	1,505
5	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	230	266
					2,183,431
Nonconventional Mortgage-Backed Securities (0.1%)
4,5,7	Fannie Mae Pool	1.591%	4/1/37	62	65
4,5,7	Fannie Mae Pool	2.040%	12/1/41	294	303
4,5,7	Fannie Mae Pool	2.052%	9/1/37	173	185
4,5	Fannie Mae Pool	2.118%	3/1/43	733	741
4,5	Fannie Mae Pool	2.182%	6/1/42	1,404	1,464
4,5	Fannie Mae Pool	2.187%	6/1/43	591	601
4,5	Fannie Mae Pool	2.213%	9/1/42	431	449
4,5	Fannie Mae Pool	2.240%	10/1/42	355	362
4,5	Fannie Mae Pool	2.265%	7/1/43	766	767
4,5,7	Fannie Mae Pool	2.266%	2/1/36	105	107
4,5,7	Fannie Mae Pool	2.288%	8/1/37	136	144
4,5,7	Fannie Mae Pool	2.341%	8/1/35	177	188
4,5,7	Fannie Mae Pool	2.359%	5/1/40	65	69
4,5	Fannie Mae Pool	2.393%	7/1/42	594	608
4,5	Fannie Mae Pool	2.398%	5/1/42	937	974
4,5,7	Fannie Mae Pool	2.410%	9/1/40	80	85
4,5,7	Fannie Mae Pool	2.415%	6/1/36	5	5
4,5,7	Fannie Mae Pool	2.418%	1/1/37	210	226
4,5,7	Fannie Mae Pool	2.422%	1/1/40	171	178
4,5	Fannie Mae Pool	2.429%	5/1/43	1,410	1,425
4,5	Fannie Mae Pool	2.441%	10/1/42	644	658
4,5,7	Fannie Mae Pool	2.443%	12/1/33	47	50
4,5,7	Fannie Mae Pool	2.445%	7/1/39	23	24
4,5,7	Fannie Mae Pool	2.447%	1/1/35	217	233
4,5,7	Fannie Mae Pool	2.450%	7/1/37	29	31
4,5,7	Fannie Mae Pool	2.452%	8/1/40	106	111
4,5,7	Fannie Mae Pool	2.465%	11/1/36–9/1/43	387	406
4,5,7	Fannie Mae Pool	2.488%	9/1/34	62	67
4,5,7	Fannie Mae Pool	2.492%	7/1/42	232	246
4,5,7	Fannie Mae Pool	2.520%	5/1/42	166	173
4,5,7	Fannie Mae Pool	2.524%	5/1/40	46	49
4,5,7	Fannie Mae Pool	2.535%	10/1/39	69	72
4,5,7	Fannie Mae Pool	2.546%	10/1/40	168	177
4,5,7	Fannie Mae Pool	2.561%	12/1/40	262	276
4,5,7	Fannie Mae Pool	2.574%	11/1/39	48	51
4,5,7	Fannie Mae Pool	2.576%	7/1/36	37	38
4,5,7	Fannie Mae Pool	2.596%	11/1/34	95	100
4,5	Fannie Mae Pool	2.601%	12/1/41	269	284
4,5	Fannie Mae Pool	2.620%	11/1/41	268	282
4,5,7	Fannie Mae Pool	2.671%	11/1/40	94	99
4,5,7	Fannie Mae Pool	2.676%	10/1/40	116	123
4,5,7	Fannie Mae Pool	2.685%	11/1/33–11/1/39	124	131
4,5	Fannie Mae Pool	2.697%	1/1/42	260	272
4,5	Fannie Mae Pool	2.732%	12/1/43	1,118	1,148
4,5,7	Fannie Mae Pool	2.750%	3/1/41	217	231
4,5	Fannie Mae Pool	2.751%	3/1/42	616	641
4,5,7	Fannie Mae Pool	2.775%	12/1/40	96	102
4,5	Fannie Mae Pool	2.784%	1/1/42	435	453
4,5	Fannie Mae Pool	2.805%	11/1/41	252	269
4,5	Fannie Mae Pool	2.887%	12/1/40	110	115
4,5,7	Fannie Mae Pool	2.914%	3/1/42	385	401
4,5	Fannie Mae Pool	2.957%	9/1/43	751	783
4,5,7	Fannie Mae Pool	3.022%	3/1/41	244	256
4,5,7	Fannie Mae Pool	3.037%	2/1/42	1,149	1,224
4,5	Fannie Mae Pool	3.052%	2/1/41	194	203
4,5,7	Fannie Mae Pool	3.055%	2/1/42	269	279
4,5,7	Fannie Mae Pool	3.077%	2/1/41	85	86
4,5	Fannie Mae Pool	3.137%	2/1/41	91	96
4,5,7	Fannie Mae Pool	3.200%	12/1/40	91	96
4,5	Fannie Mae Pool	3.207%	5/1/41	200	211

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	Fannie Mae Pool	3.353%	8/1/42	421	431
4,5	Fannie Mae Pool	3.553%	7/1/41	445	470
4,5	Fannie Mae Pool	3.558%	4/1/41	201	211
4,5	Fannie Mae Pool	3.580%	8/1/39	60	65
4,5	Fannie Mae Pool	3.594%	6/1/41	72	77
4,5	Fannie Mae Pool	3.745%	6/1/41	284	301
4,5	Fannie Mae Pool	3.827%	9/1/40	259	274
4,5,7	Fannie Mae Pool	4.038%	8/1/39	232	239
4,5,7	Fannie Mae Pool	4.277%	11/1/39	93	97
4,5	Fannie Mae Pool	4.293%	12/1/39	155	157
4,5	Fannie Mae Pool	4.917%	3/1/38	35	36
4,5	Fannie Mae Pool	5.508%	4/1/37	141	148
4,5	Fannie Mae Pool	5.760%	12/1/37	146	155
4,5	Fannie Mae Pool	6.076%	10/1/37	137	139
4,5,7	Freddie Mac Non Gold Pool	1.735%	10/1/37	5	5
4,5,7	Freddie Mac Non Gold Pool	2.110%	1/1/37	161	170
4,5,7	Freddie Mac Non Gold Pool	2.125%	1/1/38	34	36
4,5,7	Freddie Mac Non Gold Pool	2.250%	1/1/35	18	19
4,5,7	Freddie Mac Non Gold Pool	2.253%	7/1/35	88	93
4,5,7	Freddie Mac Non Gold Pool	2.271%	2/1/37	35	37
4,5	Freddie Mac Non Gold Pool	2.332%	5/1/42	97	99
4,5,7	Freddie Mac Non Gold Pool	2.337%	3/1/37	21	22
4,5,7	Freddie Mac Non Gold Pool	2.375%	5/1/38	10	10
4,5,7	Freddie Mac Non Gold Pool	2.448%	12/1/36	60	64
4,5,7	Freddie Mac Non Gold Pool	2.462%	12/1/35	94	99
4,5,7	Freddie Mac Non Gold Pool	2.492%	10/1/37	54	58
4,5,7	Freddie Mac Non Gold Pool	2.500%	5/1/36	59	63
4,5,7	Freddie Mac Non Gold Pool	2.505%	5/1/40	45	48
4,5	Freddie Mac Non Gold Pool	2.561%	11/1/43	595	609
4,5,7	Freddie Mac Non Gold Pool	2.574%	5/1/40	43	45
4,5,7	Freddie Mac Non Gold Pool	2.587%	12/1/34	70	75
4,5	Freddie Mac Non Gold Pool	2.588%	2/1/42	164	173
4,5,7	Freddie Mac Non Gold Pool	2.607%	12/1/36	59	63
4,5,7	Freddie Mac Non Gold Pool	2.621%	11/1/34	69	73
4,5,7	Freddie Mac Non Gold Pool	2.630%	6/1/40	76	78
4,5,7	Freddie Mac Non Gold Pool	2.631%	6/1/40	53	57
4,5	Freddie Mac Non Gold Pool	2.636%	12/1/40	80	83
4,5	Freddie Mac Non Gold Pool	2.727%	12/1/40	261	271
4,5	Freddie Mac Non Gold Pool	2.755%	11/1/40	61	63
4,5	Freddie Mac Non Gold Pool	2.756%	2/1/42	301	313
4,5,7	Freddie Mac Non Gold Pool	2.758%	10/1/36	65	69
4,5,7	Freddie Mac Non Gold Pool	2.762%	11/1/40	102	105
4,5	Freddie Mac Non Gold Pool	2.775%	1/1/41	185	193
4,5	Freddie Mac Non Gold Pool	2.847%	2/1/41	204	217
4,5	Freddie Mac Non Gold Pool	2.894%	2/1/41	61	65
4,5	Freddie Mac Non Gold Pool	2.910%	12/1/41	340	354
4,5	Freddie Mac Non Gold Pool	3.097%	1/1/41	62	65
4,5	Freddie Mac Non Gold Pool	3.104%	6/1/41	106	112
4,5	Freddie Mac Non Gold Pool	3.181%	3/1/41	59	63
4,5	Freddie Mac Non Gold Pool	3.432%	3/1/42	402	424
4,5	Freddie Mac Non Gold Pool	3.576%	6/1/40	117	123
4,5	Freddie Mac Non Gold Pool	3.659%	9/1/40	342	361
4,5	Freddie Mac Non Gold Pool	5.237%	3/1/38	129	137
4,5	Freddie Mac Non Gold Pool	5.502%	2/1/36	63	65
4,5	Freddie Mac Non Gold Pool	5.800%	9/1/37	242	250
4,5	Freddie Mac Non Gold Pool	5.862%	5/1/37	236	243
5,7	Ginnie Mae II Pool	1.625%	10/20/39	34	35
5,7	Ginnie Mae II Pool	1.750%	4/20/41	78	79
5,7	Ginnie Mae II Pool	2.000%	12/20/39–6/20/43	1,956	2,018
5,7	Ginnie Mae II Pool	2.250%	5/20/41	85	88
5,7	Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	2,625	2,695
5,7	Ginnie Mae II Pool	3.000%	7/20/38–11/20/41	1,510	1,563
5	Ginnie Mae II Pool	3.500%	1/20/41–12/20/43	1,969	2,044

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 Ginnie Mae II Pool	4.000%	4/20/41–10/20/41	667	689

				37,076

Total U.S. Government and Agency Obligations (Cost $6,571,048)				6,628,458

Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
5 AEP Texas Central Transition Funding II LLC 2006-A	5.170%	1/1/18	180	188
5 Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	78	78
5 Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	100	100
5 Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	300	299
5 Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	150	149
5 Ally Auto Receivables Trust 2014-3	1.280%	6/17/19	350	349
5 Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	150	149
5 Ally Auto Receivables Trust 2014-SN1	0.750%	2/21/17	246	246
5 Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	175	175
5 Ally Auto Receivables Trust 2014-SN2	1.030%	9/20/17	300	299
5 Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	200	199
5 Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	125	124
5 Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	125	124
5 Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	325	323
5 Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	175	174
5 Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	425	423
5 Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	550	544
5 American Express Credit Account Secured Note Trust
2014-3	1.490%	4/15/20	625	625
5 American Express Credit Account Secured Note Trust
2014-4	1.430%	6/15/20	325	325
5 AmeriCredit Automobile Receivables Trust 2013-2	0.650%	12/8/17	6	6
5 AmeriCredit Automobile Receivables Trust 2013-3	0.920%	4/9/18	66	66
5 AmeriCredit Automobile Receivables Trust 2013-4	0.960%	4/9/18	31	31
5 AmeriCredit Automobile Receivables Trust 2014-1	0.900%	2/8/19	62	62
5 AmeriCredit Automobile Receivables Trust 2014-1	1.680%	7/8/19	50	50
5 AmeriCredit Automobile Receivables Trust 2014-2	0.940%	2/8/19	150	150
5 AmeriCredit Automobile Receivables Trust 2014-3	1.150%	6/10/19	225	224
5 AmeriCredit Automobile Receivables Trust 2015-2	1.270%	1/8/20	275	272
5 Banc of America Commercial Mortgage Trust 2006-2	5.869%	5/10/45	160	161
5 Banc of America Commercial Mortgage Trust 2006-5	5.448%	9/10/47	200	205
5 Banc of America Commercial Mortgage Trust 2008-1	6.215%	2/10/51	1,106	1,174
5 Banc of America Commercial Mortgage Trust 2015-
UBS7	3.429%	9/15/48	175	180
5 Banc of America Commercial Mortgage Trust 2015-
UBS7	3.705%	9/15/48	300	308
Bank of Nova Scotia	2.125%	9/11/19	900	899
Bank of Nova Scotia	1.850%	4/14/20	1,800	1,769
5 Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	300	298
5 Bear Stearns Commercial Mortgage Securities Trust
2006-PWR13	5.582%	9/11/41	160	163
5 Bear Stearns Commercial Mortgage Securities Trust
2007-PWR16	5.722%	6/11/40	535	559
5 Bear Stearns Commercial Mortgage Securities Trust
2007-PWR17	5.694%	6/11/50	1,030	1,070
5 Bear Stearns Commercial Mortgage Securities Trust
2007-PWR17	5.882%	6/11/50	735	777
5 Bear Stearns Commercial Mortgage Securities Trust
2007-PWR18	5.700%	6/11/50	1,050	1,096
5 Bear Stearns Commercial Mortgage Securities Trust
2007-TOP26	5.471%	1/12/45	307	317
5 Bear Stearns Commercial Mortgage Securities Trust
2007-TOP26	5.513%	1/12/45	335	346
5 Bear Stearns Commercial Mortgage Securities Trust
2007-TOP28	5.742%	9/11/42	1,901	1,992
5 BMW Vehicle Owner Trust 2014-A	0.970%	11/26/18	375	374
5 BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	250	249
5 BMW Vehicle Owner Trust 2015-1	1.240%	12/20/17	400	399

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 BMW Vehicle Owner Trust 2015-2	1.400%	2/20/19	400	398
5 BMW Vehicle Owner Trust 2015-2	1.550%	2/20/19	125	124
5 Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	15	15
5 Capital Auto Receivables Asset Trust 2013-3	1.310%	12/20/17	157	157
5 Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	135	135
5 Capital Auto Receivables Asset Trust 2013-4	1.090%	3/20/18	444	444
5 Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	300	300
5 Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	300	301
5 Capital Auto Receivables Asset Trust 2014-1	1.320%	6/20/18	495	495
5 Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	125	125
5 Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	95	95
5 Capital Auto Receivables Asset Trust 2014-2	0.910%	4/20/17	106	106
5 Capital Auto Receivables Asset Trust 2014-2	1.260%	5/21/18	100	100
5 Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	75	75
5 Capital Auto Receivables Asset Trust 2014-3	1.480%	11/20/18	150	150
5 Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	100	100
5 Capital Auto Receivables Asset Trust 2015-1	1.610%	6/20/19	800	796
5 Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	150	149
5 Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	425	422
5 Capital Auto Receivables Asset Trust 2015-3	1.720%	1/22/19	350	349
5 Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	350	349
5 Capital Auto Receivables Asset Trust 2015-3	1.970%	1/21/20	225	224
5 Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	225	224
5 Capital Auto Receivables Asset Trust 2015-4	1.830%	3/20/20	325	322
5 Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	200	198
5 Capital One Multi-asset Execution Trust 2007-A7	5.750%	7/15/20	550	588
5 Capital One Multi-Asset Execution Trust 2014-A2	1.260%	1/15/20	150	150
5 Capital One Multi-Asset Execution Trust 2014-A5	1.480%	7/15/20	525	525
5 Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	875	868
5 Capital One Multi-asset Execution Trust 2015-A5	1.600%	5/17/21	400	399
5 Capital One Multi-asset Execution Trust 2015-A8	2.050%	8/15/23	600	592
5 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	145	145
5 CarMax Auto Owner Trust 2013-2	0.640%	1/16/18	94	94
5 Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	97	96
5 Carmax Auto Owner Trust 2013-3	0.970%	4/16/18	148	148
5 Carmax Auto Owner Trust 2013-3	1.490%	1/15/19	140	140
5 Carmax Auto Owner Trust 2013-4	0.800%	7/16/18	85	85
5 Carmax Auto Owner Trust 2013-4	1.280%	5/15/19	50	50
5 Carmax Auto Owner Trust 2014-1	0.790%	10/15/18	156	156
5 Carmax Auto Owner Trust 2014-1	1.320%	7/15/19	120	119
5 Carmax Auto Owner Trust 2014-2	0.980%	1/15/19	225	224
5 Carmax Auto Owner Trust 2014-2	1.610%	10/15/19	125	125
5 Carmax Auto Owner Trust 2014-3	1.160%	6/17/19	250	249
5 Carmax Auto Owner Trust 2014-3	1.730%	2/18/20	125	125
5 Carmax Auto Owner Trust 2014-4	1.250%	11/15/19	450	448
5 Carmax Auto Owner Trust 2015-2	1.370%	3/16/20	250	248
5 Carmax Auto Owner Trust 2015-2	1.800%	3/15/21	100	99
5 Carmax Auto Owner Trust 2015-3	1.630%	5/15/20	400	398
5 Carmax Auto Owner Trust 2015-3	1.980%	2/16/21	100	99
5 Carmax Auto Owner Trust 2015-4	1.560%	11/16/20	275	273
5 Carmax Auto Owner Trust 2015-4	1.830%	6/15/21	150	148
5 CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	1,274	1,287
5 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	1,336	1,403
5 CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.170%	8/1/19	78	80
5 CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.302%	8/1/20	81	88
5 CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	800	812
5 Chase Issuance Trust 2012-A4	1.580%	8/16/21	600	591
5 Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,271
5 Chase Issuance Trust 2013-A1	1.300%	2/18/20	1,050	1,043
5 Chase Issuance Trust 2013-A8	1.010%	10/15/18	775	773
5 Chase Issuance Trust 2014-A1	1.150%	1/15/19	2,450	2,441
5 Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	915
5 Chase Issuance Trust 2014-A6	1.260%	7/15/19	1,075	1,073
5 Chase Issuance Trust 2014-A7	1.380%	11/15/19	800	798

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Chase Issuance Trust 2015-A2	1.590%	2/18/20	1,830	1,830
5	Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	592
5	Chase Issuance Trust 2015-A5	1.360%	4/15/20	1,225	1,217
5	Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	550	587
5	Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	1,048	1,126
5	Citibank Credit Card Issuance Trust 2013-A10	0.730%	2/7/18	350	350
5	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,400
5	Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	875	873
5	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	750	762
5	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	2,100	2,110
5	Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	1,250	1,252
5	Citigroup Commercial Mortgage Trust 2006-C5	5.431%	10/15/49	594	604
5	Citigroup Commercial Mortgage Trust 2006-C5	5.462%	10/15/49	230	235
5	Citigroup Commercial Mortgage Trust 2007-C6	5.710%	12/10/49	1,141	1,185
5	Citigroup Commercial Mortgage Trust 2008-C7	6.137%	12/10/49	1,149	1,205
5	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	600	603
5	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	100	100
5	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	100	101
5	Citigroup Commercial Mortgage Trust 2013-GC15	3.161%	9/10/46	225	231
5	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	225	243
5	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	350	383
5	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	75	79
5	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	275	291
5	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	100	107
5	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	100	109
5	Citigroup Commercial Mortgage Trust 2014-GC19	2.790%	3/10/47	129	131
5	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	75	77
5	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	125	131
5	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	125	134
5	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	200	208
5	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	150	154
5	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	300	306
5	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	650	661
5	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	800	782
5	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	325	319
5	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	150	151
5	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	650	637
5	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	318	308
5	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	350	358
5	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	425	435
5	COBALT CMBS Commercial Mortgage Trust 2007-C2	5.484%	4/15/47	1,149	1,188
5	COBALT CMBS Commercial Mortgage Trust 2007-C3	5.766%	5/15/46	854	890
5	COMM 15-CR22 Mortgage Trust	2.856%	3/10/48	200	203
5	COMM 15-CR22 Mortgage Trust	3.309%	3/10/48	575	570
5	COMM 15-CR22 Mortgage Trust	3.603%	3/10/48	200	200
5	COMM 15-CR23 Mortgage Trust	3.257%	5/10/48	250	257
5	COMM 15-CR23 Mortgage Trust	3.497%	5/10/48	375	378
5	COMM 15-CR23 Mortgage Trust	3.801%	5/10/48	175	176
5	COMM 2007-C9 Mortgage Trust	5.796%	12/10/49	1,001	1,043
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	146
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	197
5,8	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	227	230
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	347
5	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	200	206
5	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	200	209
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	260	277
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	330	354
5	COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	200	219
5	COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	52	51
5	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	125	127
5	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	125	131
5	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	183
5	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	132
5	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	80

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	53
5 COMM 2013-CCRE13 Mortgage Trust	1.259%	11/10/18	47	47
5 COMM 2013-CCRE13 Mortgage Trust	3.039%	12/10/18	75	77
5 COMM 2013-CCRE13 Mortgage Trust	3.706%	10/10/23	50	52
5 COMM 2013-CCRE13 Mortgage Trust	4.449%	12/10/23	150	162
5 COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	183
5 COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	150	151
5 COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	230
5 COMM 2013-CCRE9 Mortgage Trust	4.233%	7/10/45	365	393
5 COMM 2013-CCRE9 Mortgage Trust	4.210%	8/10/46	160	171
5 COMM 2013-CR13 Mortgage Trust	4.194%	11/10/23	450	480
5 COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	230	235
5 COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	246
5 COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	276
5 COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	154
5 COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	350	359
5 COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	348
5 COMM 2014-CCRE14 Mortgage Trust	4.607%	2/10/47	175	188
5 COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	327	331
5 COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	113	118
5 COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	221
5 COMM 2014-CCRE15 Mortgage Trust	4.715%	2/10/47	105	114
5 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	671
5 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	156
5 COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	320	328
5 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	625	632
5 COMM 2014-CR14 Mortgage Trust	4.236%	2/10/47	275	294
5 COMM 2014-CR17 Mortgage Trust	3.012%	5/10/47	225	230
5 COMM 2014-CR17 Mortgage Trust	3.598%	5/10/47	100	102
5 COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	175	183
5 COMM 2014-CR17 Mortgage Trust	4.377%	5/10/47	100	104
5 COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	175	182
5 COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	125	130
5 COMM 2014-CR18 Mortgage Trust	4.103%	7/15/47	150	156
5 COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	125	127
5 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	342
5 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	425	440
5 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	182
5 COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	75	75
5 COMM 2014-LC19 Mortgage Trust	3.183%	2/10/48	425	419
5 COMM 2014-LC19 Mortgage Trust	3.527%	2/10/48	200	201
5 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	90	91
5 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	78	80
5 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	211
5 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	60
5 COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	38
5 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	125	127
5 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	362
5 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	229
5 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	170
5 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	517
5 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	425	435
5 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	425	435
5 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	811
5 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	231
5 COMM 2015-CR25 Mortgage Trust	3.759%	8/10/48	425	435
5 COMM 2015-CR26 Mortgage Trust	3.630%	10/10/48	850	859
5 COMM 2015-CR27 Mortgage Trust	3.404%	10/10/48	400	407
5 COMM 2015-CR27 Mortgage Trust	3.612%	10/10/48	400	404
5 Commercial Mortgage Trust 2006-GG7	5.826%	7/10/38	204	205
5 Credit Suisse Commercial Mortgage Trust Series 2006-
C3	5.816%	6/15/38	1,261	1,267
5 Credit Suisse Commercial Mortgage Trust Series 2006-
C4	5.509%	9/15/39	175	179

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Credit Suisse Commercial Mortgage Trust Series 2006-
	C5	5.311%	12/15/39	433	440
5	Credit Suisse Commercial Mortgage Trust Series 2007-
	C1	5.383%	2/15/40	555	567
5	Credit Suisse Commercial Mortgage Trust Series 2007-
	C3	5.699%	6/15/39	444	457
5	CSAIL Commercial Mortgage Trust 2015-C1	3.505%	4/15/50	400	404
5	CSAIL Commercial Mortgage Trust 2015-C1	3.791%	4/15/50	200	200
5	CSAIL Commercial Mortgage Trust 2015-C1	4.044%	4/15/50	175	174
5	CSAIL Commercial Mortgage Trust 2015-C2	1.454%	6/15/57	313	309
5	CSAIL Commercial Mortgage Trust 2015-C2	3.504%	6/15/57	550	552
5	CSAIL Commercial Mortgage Trust 2015-C2	3.849%	6/15/57	225	228
5	CSAIL Commercial Mortgage Trust 2015-C3	3.448%	8/15/48	327	333
5	CSAIL Commercial Mortgage Trust 2015-C3	3.718%	8/15/48	425	434
5	CSAIL Commercial Mortgage Trust 2015-C3	4.112%	8/15/48	200	196
5	CSAIL Commercial Mortgage Trust 2015-C4	3.617%	11/15/48	200	205
5	CSAIL Commercial Mortgage Trust 2015-C4	3.808%	11/15/48	325	332
5	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	860	920
5	Discover Card Execution Note Trust 2014-A3	1.220%	10/15/19	1,350	1,346
5	Discover Card Execution Note Trust 2014-A5	1.390%	4/15/20	1,175	1,171
5	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	1,050	1,036
5	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	825	817
5	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	825	818
4,5	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	162	176
4,5	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	600	644
4,5	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	1,025	1,094
4,5	Fannie Mae-Aces 2012-M9	1.553%	4/25/22	110	109
4,5	Fannie Mae-Aces 2013-M12	2.393%	3/25/23	1,073	1,062
4,5	Fannie Mae-Aces 2013-M14	2.505%	4/25/23	1,219	1,227
4,5	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	1,275	1,324
4,5	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	75	76
4,5	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	450	445
4,5	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	1,608	1,632
4,5	Fannie Mae-Aces 2014-M1	3.311%	7/25/23	1,675	1,759
4,5	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	825	833
4,5	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	1,250	1,266
4,5	Fannie Mae-Aces 2014-M13	1.637%	11/25/17	178	179
4,5	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	169	171
4,5	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	475	482
4,5	Fannie Mae-Aces 2014-M15	2.509%	7/25/22	500	504
4,5	Fannie Mae-Aces 2014-M2	1.916%	6/25/21	407	410
4,5	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	1,266	1,331
4,5	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	476	488
4,5	Fannie Mae-Aces 2014-M3	3.475%	1/25/24	600	629
4,5	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	625	649
4,5	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	1,175	1,192
4,5	Fannie Mae-Aces 2014-M7	3.249%	6/25/24	1,283	1,351
4,5	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	203	206
4,5	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	650	673
4,5	Fannie Mae-Aces 2014-M9	1.462%	4/25/17	883	885
4,5	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	775	805
4,5	Fannie Mae-Aces 2015-M1	1.626%	2/25/18	325	326
4,5	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	1,075	1,069
4,5	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	350	361
4,5	Fannie Mae-Aces 2015-M12	2.792%	5/25/25	850	839
4,5	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	1,025	1,020
4,5	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	778	780
4,5	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	400	403
4,5	Fannie Mae-Aces 2015-M7	1.550%	4/25/18	225	225
4,5	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	750	748
4,5	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	412	414
4,5	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	425	427
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K005	3.484%	4/25/19	823	845

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K006	3.398%	7/25/19	593	611
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K007	3.342%	12/25/19	445	456
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K009	2.757%	5/25/20	761	776
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K010	2.412%	8/25/18	250	254
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	780	802
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K011	4.084%	11/25/20	975	1,059
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	524	563
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	1,450	1,486
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	585	579
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	1,450	1,443
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	915	911
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K021	3.490%	1/25/24	50	52
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K022	2.355%	7/25/22	75	74
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	1,275	1,268
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	1,275	1,284
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K028	3.111%	2/25/23	1,875	1,927
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	1,250	1,301
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	1,098	1,129
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K030	3.250%	4/25/23	1,250	1,303
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	1,260	1,309
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	1,128	1,169
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.310%	5/25/23	1,260	1,315
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	1,159	1,197
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K033	3.060%	7/25/23	1,325	1,364
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	1,208	1,281
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K035	3.458%	8/25/23	1,400	1,473
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	1,375	1,456
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	391	400
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	1,475	1,547
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	278	285
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	850	888
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	385	394

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	1,025	1,048
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	1,000	1,031
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.267%	6/25/24	194	193
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.670%	12/25/24	700	696
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	195	198
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.493%	11/25/24	418	421
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	600	612
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.023%	1/25/25	675	681
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	650	673
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K047	2.827%	12/25/24	223	228
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K047	3.329%	5/25/25	525	546
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K048	3.284%	6/25/25	825	843
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K049	3.010%	7/25/25	450	449
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K050	3.334%	8/25/25	750	774
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K503	1.384%	1/25/19	574	569
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K503	2.456%	8/25/19	1,250	1,275
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K702	3.154%	2/25/18	1,781	1,831
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K706	2.323%	10/25/18	375	380
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K707	2.220%	12/25/18	575	582
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K708	1.670%	10/25/18	96	97
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K710	1.883%	5/25/19	100	100
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.321%	12/25/18	807	805
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.730%	7/25/19	1,675	1,667
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K713	2.313%	3/25/20	2,000	2,018
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	1,450	1,497
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	1/25/21	268	273
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	1,400	1,454
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	800	827
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	831	842
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	800	817
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	475	489
4,5	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.716%	6/25/22	525	529

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 Fifth Third Auto 2014-1	0.680%	4/16/18	177	176
5 Fifth Third Auto 2014-1	1.420%	3/16/20	425	422
5 Fifth Third Auto 2014-1	1.140%	10/15/20	175	174
5 Fifth Third Auto 2014-2	0.890%	11/15/18	175	175
5 Fifth Third Auto 2014-2	1.380%	12/15/20	100	100
5 Ford Credit Auto Lease Trust 2014-A	0.680%	4/15/17	98	98
5 Ford Credit Auto Lease Trust 2014-A	0.900%	6/15/17	75	75
5 Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	125	125
5 Ford Credit Auto Lease Trust 2014-B	0.890%	9/15/17	225	225
5 Ford Credit Auto Lease Trust 2015-A	1.130%	6/15/18	325	323
5 Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	75	74
5 Ford Credit Auto Lease Trust 2015-B	1.380%	12/15/18	300	298
5 Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	200	198
5 Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	49	49
5 Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	35	35
5 Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	73	73
5 Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	170	169
5 Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	88	88
5 Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	83	83
5 Ford Credit Auto Owner Trust 2013-D	0.670%	4/15/18	282	281
5 Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	100	100
5 Ford Credit Auto Owner Trust 2014-A	0.790%	5/15/18	340	339
5 Ford Credit Auto Owner Trust 2014-A	1.290%	4/15/19	100	100
5 Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	375	374
5 Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	75	75
5 Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	200	200
5 Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	50	50
5 Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	275	273
5 Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	100	99
5 Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	200	199
5 Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	100	99
5 Ford Credit Floorplan Master Owner Trust A Series
2013-5	1.500%	9/15/18	350	350
5 Ford Credit Floorplan Master Owner Trust A Series
2014-1	1.200%	2/15/19	450	449
5 Ford Credit Floorplan Master Owner Trust A Series
2014-4	1.400%	8/15/19	850	847
5 GE Capital Credit Card Master Note Trust Series 2012-7	1.760%	9/15/22	409	402
5 GE Commercial Mortgage Corp. Series 2006-C1 Trust	5.459%	3/10/44	325	325
5 GE Commercial Mortgage Corp. Series 2007-C1 Trust	5.543%	12/10/49	850	871
5 GM Financial Leasing Trust 2015-2	1.680%	12/20/18	400	398
5 GM Financial Leasing Trust 2015-2	1.850%	7/22/19	200	199
5 GM Financial Leasing Trust 2015-3	1.690%	3/20/19	200	198
5 GM Financial Leasing Trust 2015-3	1.810%	11/20/19	200	198
5 GS Mortgage Securities Trust 2006-GG6	5.622%	4/10/38	3	3
5 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	152
5 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	750	777
5 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	440	451
5 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	325	320
5 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	246	244
5 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	92
5 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	275
5 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	118
5 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	191	197
5 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	135	142
5 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	723
5 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	210	215
5 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	100	104
5 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	134
5 GS Mortgage Securities Trust 2014-GC18	1.298%	1/10/47	354	350
5 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	825	869
5 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	294
5 GS Mortgage Securities Trust 2014-GC18	3.467%	6/10/47	175	179

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 GS Mortgage Securities Trust 2014-GC18	3.862%	6/10/47	150	156
5 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	494
5 GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	125	130
5 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	125	128
5 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	250	254
5 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	821
5 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	129
5 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	127
5 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	498
5 GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	300	302
5 GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	450	448
5 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	425	433
5 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	179
5 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	400	401
5 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	400	401
5 Honda Auto Receivables 2013-1 Owner Trust	0.480%	11/21/16	15	15
5 Honda Auto Receivables 2013-1 Owner Trust	0.620%	3/21/19	287	287
5 Honda Auto Receivables 2013-2 Owner Trust	0.530%	2/16/17	23	23
5 Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	111	111
5 Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	85	85
5 Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	150	150
5 Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	252	252
5 Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	135	134
5 Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	196	195
5 Honda Auto Receivables 2014-2 Owner Trust	1.180%	5/18/20	100	100
5 Honda Auto Receivables 2014-3 Owner Trust	0.880%	6/15/18	375	374
5 Honda Auto Receivables 2014-3 Owner Trust	1.310%	10/15/20	225	224
5 Honda Auto Receivables 2015-1 Owner Trust	1.050%	10/15/18	350	348
5 Honda Auto Receivables 2015-1 Owner Trust	1.320%	11/16/20	250	248
5 Honda Auto Receivables 2015-2 Owner Trust	1.040%	2/21/19	300	298
5 Honda Auto Receivables 2015-2 Owner Trust	1.470%	8/23/21	175	174
5 Honda Auto Receivables 2015-3 Owner Trust	1.270%	4/18/19	325	324
5 Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	100	99
5 Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	400	396
5 Honda Auto Receivables 2015-4 Owner Trust	1.440%	1/21/22	100	99
5 Huntington Auto Trust 2015-1	1.240%	9/16/19	425	423
5 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	172	172
5 Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	15	15
5 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	308	307
5 Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	81	81
5 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	175	175
5 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	320	321
5 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	166	165
5 Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	340	339
5 Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	90	90
5 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	125	124
5 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	150	149
5 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	100	99
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-CIBC11	5.411%	8/12/37	21	21
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-LDP5	5.476%	12/15/44	19	19
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-CIBC14	5.488%	12/12/44	88	87
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP7	5.909%	4/15/45	180	183
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP8	5.440%	5/15/45	225	229
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-CIBC20	5.794%	2/12/51	1,339	1,401
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-CIBC20	5.881%	2/12/51	295	313
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-LDP11	5.774%	6/15/49	575	587

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-LDP12	5.882%	2/15/51	1,675	1,734
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2012-C6	3.507%	5/15/45	550	568
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2012-C8	2.829%	10/15/45	1,735	1,724
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2012-CIBX	3.483%	6/15/45	433	452
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C10	3.142%	12/15/47	146	147
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C10	3.372%	12/15/47	109	110
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	3.674%	12/15/46	150	157
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	3.881%	12/15/46	200	211
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	4.166%	12/15/46	300	319
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	4.517%	12/15/46	150	161
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	4.944%	12/15/46	150	162
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-LC11	2.960%	4/15/46	173	172
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2014-C20	2.872%	7/15/47	175	179
5 JP Morgan Chase Commercial Mortgage Securities
Trust 2014-C20	3.805%	7/15/47	75	78
5 JPMBB Commercial Mortgage Securities Trust 2013-
C12	3.664%	7/15/45	122	127
5 JPMBB Commercial Mortgage Securities Trust 2013-
C12	4.025%	7/15/45	81	85
5 JPMBB Commercial Mortgage Securities Trust 2013-
C14	3.761%	8/15/46	240	252
5 JPMBB Commercial Mortgage Securities Trust 2013-
C14	4.133%	8/15/46	790	843
5 JPMBB Commercial Mortgage Securities Trust 2013-
C14	4.409%	8/15/46	220	235
5 JPMBB Commercial Mortgage Securities Trust 2013-
C15	1.233%	11/15/45	98	97
5 JPMBB Commercial Mortgage Securities Trust 2013-
C15	2.977%	11/15/45	680	695
5 JPMBB Commercial Mortgage Securities Trust 2013-
C15	3.659%	11/15/45	65	68
5 JPMBB Commercial Mortgage Securities Trust 2013-
C15	4.131%	11/15/45	435	464
5 JPMBB Commercial Mortgage Securities Trust 2013-
C15	4.420%	11/15/45	275	294
5 JPMBB Commercial Mortgage Securities Trust 2013-
C17	3.003%	1/15/47	250	256
5 JPMBB Commercial Mortgage Securities Trust 2013-
C17	3.705%	1/15/47	188	196
5 JPMBB Commercial Mortgage Securities Trust 2013-
C17	4.199%	1/15/47	625	673
5 JPMBB Commercial Mortgage Securities Trust 2013-
C17	4.458%	1/15/47	125	135
5 JPMBB Commercial Mortgage Securities Trust 2013-
C17	4.887%	1/15/47	188	201
5 JPMBB Commercial Mortgage Securities Trust 2014-
C18	4.079%	2/15/47	474	503
5 JPMBB Commercial Mortgage Securities Trust 2014-
C18	4.439%	2/15/47	93	99
5 JPMBB Commercial Mortgage Securities Trust 2014-
C18	4.810%	2/15/47	113	120

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 JPMBB Commercial Mortgage Securities Trust 2014-
C19	3.046%	4/15/47	175	179
5 JPMBB Commercial Mortgage Securities Trust 2014-
C19	3.669%	4/15/47	225	233
5 JPMBB Commercial Mortgage Securities Trust 2014-
C19	3.996%	4/15/47	225	236
5 JPMBB Commercial Mortgage Securities Trust 2014-
C19	4.243%	4/15/47	175	185
5 JPMBB Commercial Mortgage Securities Trust 2014-
C19	4.110%	9/15/47	175	182
5 JPMBB Commercial Mortgage Securities Trust 2014-
C21	3.428%	8/15/47	109	111
5 JPMBB Commercial Mortgage Securities Trust 2014-
C21	3.775%	8/15/47	100	104
5 JPMBB Commercial Mortgage Securities Trust 2014-
C21	3.996%	8/15/47	75	78
5 JPMBB Commercial Mortgage Securities Trust 2014-
C22	3.801%	9/15/47	650	673
5 JPMBB Commercial Mortgage Securities Trust 2014-
C23	3.934%	9/15/47	319	335
5 JPMBB Commercial Mortgage Securities Trust 2014-
C23	4.202%	9/15/47	188	198
5 JPMBB Commercial Mortgage Securities Trust 2014-
C24	2.940%	11/15/47	200	205
5 JPMBB Commercial Mortgage Securities Trust 2014-
C24	3.638%	11/15/47	150	154
5 JPMBB Commercial Mortgage Securities Trust 2014-
C24	3.914%	11/15/47	300	308
5 JPMBB Commercial Mortgage Securities Trust 2014-
C25	3.672%	11/15/47	750	771
5 JPMBB Commercial Mortgage Securities Trust 2014-
C25	4.065%	11/15/47	200	210
5 JPMBB Commercial Mortgage Securities Trust 2014-
C26	3.018%	1/15/48	400	410
5 JPMBB Commercial Mortgage Securities Trust 2014-
C26	3.494%	1/15/48	600	608
5 JPMBB Commercial Mortgage Securities Trust 2014-
C26	3.800%	1/15/48	200	203
5 JPMBB Commercial Mortgage Securities Trust 2014-
C26	3.951%	1/15/48	200	200
5 JPMBB Commercial Mortgage Securities Trust 2015-
C27	2.734%	2/15/48	325	329
5 JPMBB Commercial Mortgage Securities Trust 2015-
C27	3.017%	2/15/48	409	410
5 JPMBB Commercial Mortgage Securities Trust 2015-
C27	3.179%	2/15/48	218	216
5 JPMBB Commercial Mortgage Securities Trust 2015-
C28	2.773%	10/15/48	400	405
5 JPMBB Commercial Mortgage Securities Trust 2015-
C28	3.227%	10/15/48	500	493
5 JPMBB Commercial Mortgage Securities Trust 2015-
C28	3.532%	10/15/48	100	99
5 JPMBB Commercial Mortgage Securities Trust 2015-
C29	2.921%	5/15/48	400	408
5 JPMBB Commercial Mortgage Securities Trust 2015-
C29	3.304%	5/15/48	215	219
5 JPMBB Commercial Mortgage Securities Trust 2015-
C29	3.611%	5/15/48	350	354
5 JPMBB Commercial Mortgage Securities Trust 2015-
C30	3.559%	7/15/48	425	438
5 JPMBB Commercial Mortgage Securities Trust 2015-
C30	3.822%	7/15/48	425	440
5 JPMBB Commercial Mortgage Securities Trust 2015-
C30	4.226%	7/15/48	200	208

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 JPMBB Commercial Mortgage Securities Trust 2015-
C31	3.540%	8/15/48	203	209
5 JPMBB Commercial Mortgage Securities Trust 2015-
C31	3.801%	8/15/48	218	226
5 JPMBB Commercial Mortgage Securities Trust 2015-
C32	3.358%	11/15/48	425	432
5 JPMBB Commercial Mortgage Securities Trust 2015-
C32	3.598%	11/15/48	425	433
5 JPMBB Commercial Mortgage Securities Trust 2015-
C33	3.770%	12/15/48	300	307
5 JPMCC Commercial Mortgage Securities Trust 2015-
JP1	3.914%	1/15/49	325	335
5 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	954	967
5 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	250	256
5 LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	300	306
5 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	180	184
5 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	2,068	2,124
5 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	1,141	1,173
5 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	836	890
5 LB-UBS Commercial Mortgage Trust 2008-C1	6.087%	4/15/41	1,092	1,167
5 Mercedes-Benz Auto Lease Trust 2015-A	1.210%	10/15/20	625	623
5 Mercedes-Benz Auto Lease Trust 2015-B	1.340%	7/16/18	200	199
5 Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	125	124
5 Mercedes-Benz Auto Receivables Trust 2013-1	0.780%	8/15/17	27	27
5 Mercedes-Benz Auto Receivables Trust 2013-1	1.130%	11/15/19	83	83
5 Mercedes-Benz Auto Receivables Trust 2014-1	0.870%	10/15/18	200	199
5 Mercedes-Benz Auto Receivables Trust 2014-1	1.310%	11/16/20	75	75
5 Mercedes-Benz Auto Receivables Trust 2015-1	1.340%	12/16/19	250	248
5 Mercedes-Benz Auto Receivables Trust 2015-1	1.750%	12/15/21	75	74
5 Merrill Lynch Mortgage Trust 2006-C1	5.666%	5/12/39	100	101
5 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	245	250
5 Merrill Lynch Mortgage Trust 2007-C1	5.836%	6/12/50	1,895	1,956
5 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	959	1,001
5 ML-CFC Commercial Mortgage Trust 2006-2	5.882%	6/12/46	366	368
5 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	160	163
5 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	275	283
5 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	1,484	1,518
5 ML-CFC Commercial Mortgage Trust 2007-7	5.743%	6/12/50	501	520
5 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	503	524
5 Morgan Stanley Bank of America Merrill Lynch Trust
2012-C5	3.176%	8/15/45	175	178
5 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C10	4.081%	7/15/46	2,000	2,127
5 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C11	4.214%	8/15/46	240	257
5 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C11	4.414%	8/15/46	120	128
5 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C12	3.001%	10/15/46	320	328
5 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C12	4.259%	10/15/46	445	477
5 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13	2.936%	11/15/46	150	153
5 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13	4.039%	11/15/46	300	317
5 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13	4.742%	11/15/46	150	160
5 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C7	2.918%	2/15/46	179	177
5 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C7	3.214%	2/15/46	36	36
5 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C8	3.134%	12/15/48	225	225

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C8	3.376%	12/15/48	100	101
5 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9	3.102%	5/15/46	150	150
5 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9	3.456%	5/15/46	125	126
5 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14	1.250%	2/15/47	109	108
5 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14	2.916%	2/15/47	175	179
5 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14	3.669%	2/15/47	375	390
5 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14	4.064%	2/15/47	375	396
5 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14	4.642%	2/15/47	150	162
5 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C16	2.849%	6/15/47	75	77
5 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C16	3.477%	6/15/47	75	77
5 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C16	3.892%	6/15/47	325	339
5 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C16	4.324%	6/15/47	125	129
5 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C18	3.194%	10/15/47	400	410
5 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C18	3.923%	10/15/47	100	104
5 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C18	4.444%	10/15/47	125	132
5 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C19	3.101%	12/15/47	400	411
5 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C19	3.326%	12/15/47	225	230
5 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C19	3.526%	12/15/47	275	279
5 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C20	3.069%	2/15/48	200	201
5 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C20	3.249%	2/15/48	725	716
5 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C22	3.040%	4/15/48	425	426
5 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C22	3.306%	4/15/48	325	321
5 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C22	3.883%	4/15/48	200	198
5 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C23	2.982%	7/15/50	225	229
5 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C23	3.398%	7/15/50	150	154
5 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C23	3.719%	7/15/50	450	460
5 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C25	3.383%	10/15/48	475	483
5 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C25	3.635%	10/15/48	250	253
5 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C26	3.323%	10/15/48	275	280
5 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C26	3.531%	10/15/48	300	301
5 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27	3.557%	12/15/47	200	204
5 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27	3.753%	12/15/47	250	255

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	127	127
5 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	7	7
5 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	32	32
5 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	1,782	1,802
5 Morgan Stanley Capital I Trust 2006-HQ8	5.480%	3/12/44	269	269
5 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	250	255
5 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	225	228
5 Morgan Stanley Capital I Trust 2006-IQ11	5.779%	10/15/42	121	121
5 Morgan Stanley Capital I Trust 2006-IQ11	5.783%	10/15/42	200	202
5 Morgan Stanley Capital I Trust 2006-IQ11	5.783%	10/15/42	30	30
5 Morgan Stanley Capital I Trust 2006-IQ12	5.370%	12/15/43	150	154
5 Morgan Stanley Capital I Trust 2006-TOP23	5.847%	8/12/41	110	112
5 Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	18	18
5 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	1,385	1,424
5 Morgan Stanley Capital I Trust 2007-IQ15	5.917%	6/11/49	856	890
5 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	1,522	1,592
5 Morgan Stanley Capital I Trust 2007-IQ16	6.054%	12/12/49	225	237
5 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	340	352
5 Morgan Stanley Capital I Trust 2007-TOP27	5.645%	6/11/42	1,175	1,227
5 Morgan Stanley Capital I Trust 2007-TOP27	5.645%	6/11/42	300	314
5 Morgan Stanley Capital I Trust 2008-TOP29	6.268%	1/11/43	561	600
5 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	663
5 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	233
5 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	300	306
5 Nissan Auto Lease Trust 2014-B	1.120%	9/15/17	125	125
5 Nissan Auto Lease Trust 2015-B	1.540%	4/16/18	300	299
5 Nissan Auto Lease Trust 2015-B	1.700%	4/15/21	200	199
5 Nissan Auto Receivables 2013-A Owner Trust	0.500%	5/15/17	18	18
5 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	675	673
5 Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	74	74
5 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	120	120
5 Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	186	186
5 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	225	224
5 Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	145	144
5 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	200	199
5 Nissan Auto Receivables 2014-B Owner Trust	1.110%	5/15/19	200	199
5 Nissan Auto Receivables 2015-B Owner Trust	1.050%	10/15/19	375	372
5 Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	250	248
5 Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	125	124
5 Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	125	124
5 Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	200	198
5 Royal Bank of Canada	1.200%	9/19/18	850	844
5 Royal Bank of Canada	2.000%	10/1/19	2,000	2,007
5 Royal Bank of Canada	1.875%	2/5/20	475	467
5 Santander Drive Auto Receivables Trust 2013-4	0.870%	1/16/18	57	57
5 Santander Drive Auto Receivables Trust 2013-4	1.590%	10/15/18	300	300
5 Santander Drive Auto Receivables Trust 2014-2	0.800%	4/16/18	60	60
5 Santander Drive Auto Receivables Trust 2014-3	0.810%	7/16/18	66	66
5 Santander Drive Auto Receivables Trust 2014-4	1.080%	9/17/18	200	200
5 Synchrony Credit Card Master Note Trust 2014-1	1.610%	11/15/20	250	249
5 Synchrony Credit Card Master Note Trust 2015-2	1.600%	4/15/21	225	224
5 TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.510%	8/15/39	78	78
5 Toyota Auto Receivables 2013-A Owner Trust	0.550%	1/17/17	10	10
5 Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	145	145
5 Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	100	100
5 Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	100	100
5 Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	100	100
5 Toyota Auto Receivables 2015-B Owner Trust	1.270%	5/15/19	625	623
5 Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	400	400
5 Toyota Auto Receivables 2015-C Owner Trust	1.340%	6/17/19	400	399
5 Toyota Auto Receivables Owner Trust 2015-C	1.690%	12/15/20	350	349
5 UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	290	295
5 UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	175	177
5 UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	75	75

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 USAA Auto Owner Trust 2014-1	0.580%	12/15/17	91	91
5 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	75	75
5 Volkswagen Auto Lease Trust 2014-A	0.800%	4/20/17	103	102
5 Volkswagen Auto Lease Trust 2014-A	0.990%	7/20/18	120	119
5 Volkswagen Auto Loan Enhanced Trust 2013-2	0.700%	4/20/18	102	101
5 Volkswagen Auto Loan Enhanced Trust 2013-2	1.160%	3/20/20	75	74
5 Volkswagen Auto Loan Enhanced Trust 2014-1	0.910%	10/22/18	250	248
5 Volkswagen Auto Loan Enhanced Trust 2014-1	1.450%	9/21/20	225	221
5 Volkswagen Auto Loan Enhanced Trust 2014-2	0.950%	4/22/19	625	619
5 Volkswagen Auto Loan Enhanced Trust 2014-2	1.390%	5/20/21	200	196
5 Wachovia Bank Commercial Mortgage Trust Series
2005-C21	5.301%	10/15/44	16	17
5 Wachovia Bank Commercial Mortgage Trust Series
2006-C26	5.962%	6/15/45	121	123
5 Wachovia Bank Commercial Mortgage Trust Series
2006-C27	5.765%	7/15/45	667	676
5 Wachovia Bank Commercial Mortgage Trust Series
2006-C29	5.339%	11/15/48	375	384
5 Wachovia Bank Commercial Mortgage Trust Series
2007-C33	5.952%	2/15/51	467	482
5 Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	225	225
5 Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	125	127
5 Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	100	103
5 Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	300	312
5 Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	50	52
5 Wells Fargo Commercial Mortgage Trust 2014-LC18	2.954%	12/15/47	250	256
5 Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	300	302
5 Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	400	403
5 Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	200	202
5 Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	400	400
5 Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	200	197
5 Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	175	174
5 Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	1,025	1,003
5 Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	625	628
5 Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	117	118
5 Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	425	430
5 Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	625	634
5 Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	112	112
5 Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	825	811
5 Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	200	192
5 Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	175	180
5 Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	275	286
5 Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	225	234
5 Wells Fargo Commercial Mortgage Trust 2015-NSX1	2.632%	5/15/48	175	176
5 Wells Fargo Commercial Mortgage Trust 2015-NSX1	2.934%	5/15/48	125	125
5 Wells Fargo Commercial Mortgage Trust 2015-NSX1	3.148%	5/15/48	175	171
5 Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	325	333
5 Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	200	205
5 Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	12/15/47	300	308
5 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	465
5 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	309
5 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	265
5 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	175
5 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	365	362
5 WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	251	251
5 WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	109	109
5 WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	52	53
5 WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	222	221
5 WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	44	44
5 WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	400	405
5 WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	200	203
5 WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	160	168
5 WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	650	695
5 WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	160	171

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 WFRBS Commercial Mortgage Trust 2013-C16	3.223%	9/15/46	290	298
5 WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	180	191
5 WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	180	195
5 WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	290	317
5 WFRBS Commercial Mortgage Trust 2013-C17	2.921%	12/15/46	100	102
5 WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	100	104
5 WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	100	105
5 WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	100	106
5 WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	100	106
5 WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	100	102
5 WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	200	208
5 WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,436	1,523
5 WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	50	54
5 WFRBS Commercial Mortgage Trust 2013-C18	4.669%	12/15/46	75	80
5 WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	250	255
5 WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	150	155
5 WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	175	185
5 WFRBS Commercial Mortgage Trust 2013-UBS1	4.630%	3/15/46	50	54
5 WFRBS Commercial Mortgage Trust 2014-C19	1.233%	3/15/47	53	52
5 WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	50	52
5 WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	75	78
5 WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	175	185
5 WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	50	53
5 WFRBS Commercial Mortgage Trust 2014-C20	3.036%	5/15/47	100	102
5 WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	100	103
5 WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	125	131
5 WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	125	132
5 WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	425	435
5 WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	600	614
5 WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	100	103
5 WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	249	259
5 WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	125	131
5 WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	75	79
5 WFRBS Commercial Mortgage Trust 2014-LC14	1.193%	3/15/47	170	169
5 WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	120	122
5 WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	300	308
5 WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	725	770
5 WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	300	320
5 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	196	195
5 World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	94	93
5 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	75	75
5 World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	199	198
5 World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	200	199
5 World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	200	198
5 World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	200	198
5 World Omni Automobile Lease Securitization Trust
2013-A	1.100%	12/15/16	78	78
5 World Omni Automobile Lease Securitization Trust
2014-A	1.160%	9/15/17	200	200
5 World Omni Automobile Lease Securitization Trust
2014-A	1.370%	1/15/20	50	50
5 World Omni Automobile Lease Securitization Trust
2015-A	1.540%	10/15/18	225	225

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $313,948)				316,151

Corporate Bonds (10.8%)
Finance (3.4%)
Banking (2.3%)
Abbey National Treasury Services plc	1.375%	3/13/17	800	796
Abbey National Treasury Services plc	3.050%	8/23/18	525	539
Abbey National Treasury Services plc	2.350%	9/10/19	675	675
Abbey National Treasury Services plc	2.375%	3/16/20	1,000	996
Abbey National Treasury Services plc	4.000%	3/13/24	700	728

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
American Express Bank FSB	6.000%	9/13/17	225	241
American Express Centurion Bank	5.950%	6/12/17	75	79
American Express Centurion Bank	6.000%	9/13/17	1,750	1,875
American Express Co.	6.150%	8/28/17	535	573
American Express Co.	7.000%	3/19/18	2,200	2,438
American Express Co.	2.650%	12/2/22	2,200	2,135
American Express Co.	3.625%	12/5/24	750	741
American Express Co.	4.050%	12/3/42	121	115
5 American Express Co.	6.800%	9/1/66	450	452
American Express Credit Corp.	2.375%	3/24/17	825	834
American Express Credit Corp.	1.125%	6/5/17	700	696
American Express Credit Corp.	2.125%	7/27/18	550	554
American Express Credit Corp.	2.125%	3/18/19	2,200	2,198
American Express Credit Corp.	2.250%	8/15/19	300	300
American Express Credit Corp.	2.375%	5/26/20	1,400	1,387
American Express Credit Corp.	2.600%	9/14/20	650	651
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	475	475
Australia & New Zealand Banking Group Ltd.	1.250%	6/13/17	150	150
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	250	251
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	1,650	1,634
Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	300	299
Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	800	798
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	800	802
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	750	767
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	950	946
Bank of America Corp.	5.420%	3/15/17	775	806
Bank of America Corp.	3.875%	3/22/17	1,750	1,795
Bank of America Corp.	5.700%	5/2/17	715	746
Bank of America Corp.	1.700%	8/25/17	600	598
Bank of America Corp.	6.400%	8/28/17	1,370	1,468
Bank of America Corp.	6.000%	9/1/17	376	400
Bank of America Corp.	5.750%	12/1/17	785	840
Bank of America Corp.	2.000%	1/11/18	2,650	2,647
Bank of America Corp.	6.875%	4/25/18	4,330	4,776
Bank of America Corp.	5.650%	5/1/18	6,450	6,936
Bank of America Corp.	2.600%	1/15/19	5,900	5,917
Bank of America Corp.	5.490%	3/15/19	200	218
Bank of America Corp.	2.650%	4/1/19	2,450	2,455
Bank of America Corp.	7.625%	6/1/19	1,124	1,300
Bank of America Corp.	2.250%	4/21/20	1,000	978
Bank of America Corp.	5.625%	7/1/20	1,460	1,620
Bank of America Corp.	5.875%	1/5/21	145	164
Bank of America Corp.	5.000%	5/13/21	1,205	1,317
Bank of America Corp.	5.700%	1/24/22	500	564
Bank of America Corp.	3.300%	1/11/23	2,400	2,366
Bank of America Corp.	4.125%	1/22/24	1,400	1,442
Bank of America Corp.	4.000%	4/1/24	1,750	1,791
Bank of America Corp.	4.200%	8/26/24	2,000	2,003
Bank of America Corp.	4.000%	1/22/25	2,100	2,056
Bank of America Corp.	3.950%	4/21/25	1,500	1,460
Bank of America Corp.	3.875%	8/1/25	2,500	2,537
Bank of America Corp.	4.250%	10/22/26	1,225	1,212
Bank of America Corp.	6.110%	1/29/37	810	919
Bank of America Corp.	7.750%	5/14/38	2,100	2,844
Bank of America Corp.	5.875%	2/7/42	1,150	1,342
Bank of America Corp.	5.000%	1/21/44	2,200	2,295
Bank of America Corp.	4.875%	4/1/44	550	567
Bank of America Corp.	4.750%	4/21/45	350	337
Bank of America NA	5.300%	3/15/17	1,675	1,742
Bank of America NA	6.100%	6/15/17	350	371

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of America NA	1.650%	3/26/18	2,375	2,359
Bank of America NA	1.750%	6/5/18	1,350	1,342
Bank of America NA	2.050%	12/7/18	1,000	996
Bank of America NA	6.000%	10/15/36	350	413
Bank of Montreal	2.500%	1/11/17	1,425	1,442
Bank of Montreal	1.300%	7/14/17	400	399
Bank of Montreal	1.450%	4/9/18	500	497
Bank of Montreal	1.400%	4/10/18	850	842
Bank of Montreal	1.800%	7/31/18	1,000	998
Bank of Montreal	2.375%	1/25/19	575	580
Bank of Montreal	2.550%	11/6/22	450	445
Bank of New York Mellon Corp.	2.400%	1/17/17	1,850	1,868
Bank of New York Mellon Corp.	1.969%	6/20/17	200	202
Bank of New York Mellon Corp.	1.300%	1/25/18	1,100	1,090
Bank of New York Mellon Corp.	2.100%	1/15/19	325	326
Bank of New York Mellon Corp.	2.200%	3/4/19	225	226
Bank of New York Mellon Corp.	5.450%	5/15/19	350	386
Bank of New York Mellon Corp.	2.300%	9/11/19	1,900	1,904
Bank of New York Mellon Corp.	4.600%	1/15/20	400	433
Bank of New York Mellon Corp.	2.600%	8/17/20	300	301
Bank of New York Mellon Corp.	2.450%	11/27/20	750	746
Bank of New York Mellon Corp.	3.550%	9/23/21	625	654
Bank of New York Mellon Corp.	3.650%	2/4/24	150	156
Bank of New York Mellon Corp.	3.250%	9/11/24	600	604
Bank of Nova Scotia	2.550%	1/12/17	875	887
Bank of Nova Scotia	1.250%	4/11/17	300	300
Bank of Nova Scotia	1.300%	7/21/17	425	424
Bank of Nova Scotia	1.375%	12/18/17	275	274
Bank of Nova Scotia	1.450%	4/25/18	1,625	1,617
Bank of Nova Scotia	1.700%	6/11/18	500	499
Bank of Nova Scotia	2.050%	10/30/18	450	452
Bank of Nova Scotia	2.050%	6/5/19	550	549
Bank of Nova Scotia	4.375%	1/13/21	105	113
Bank of Nova Scotia	2.800%	7/21/21	3,475	3,519
Bank of Nova Scotia	4.500%	12/16/25	2,150	2,138
Barclays Bank plc	2.500%	2/20/19	1,075	1,082
Barclays Bank plc	6.750%	5/22/19	1,385	1,582
Barclays Bank plc	5.125%	1/8/20	810	890
Barclays Bank plc	5.140%	10/14/20	105	114
Barclays Bank plc	3.750%	5/15/24	1,300	1,323
Barclays plc	2.000%	3/16/18	350	349
Barclays plc	2.750%	11/8/19	475	474
Barclays plc	2.875%	6/8/20	750	749
Barclays plc	3.650%	3/16/25	3,000	2,897
Barclays plc	5.250%	8/17/45	950	967
BB&T Corp.	2.150%	3/22/17	450	454
BB&T Corp.	1.450%	1/12/18	550	546
BB&T Corp.	2.050%	6/19/18	350	352
BB&T Corp.	2.250%	2/1/19	200	201
BB&T Corp.	6.850%	4/30/19	1,250	1,426
Bear Stearns Cos. LLC	6.400%	10/2/17	1,300	1,400
Bear Stearns Cos. LLC	7.250%	2/1/18	2,085	2,296
BNP Paribas SA	2.375%	9/14/17	775	783
BNP Paribas SA	2.700%	8/20/18	150	152
BNP Paribas SA	2.400%	12/12/18	875	882
BNP Paribas SA	2.450%	3/17/19	600	602
BNP Paribas SA	2.375%	5/21/20	1,000	992
BNP Paribas SA	5.000%	1/15/21	2,810	3,100
BNP Paribas SA	3.250%	3/3/23	675	672
BNP Paribas SA	4.250%	10/15/24	1,000	991
BPCE SA	1.625%	2/10/17	750	751
BPCE SA	2.500%	12/10/18	650	656
BPCE SA	2.500%	7/15/19	700	702
BPCE SA	2.250%	1/27/20	675	669
BPCE SA	4.000%	4/15/24	1,200	1,243

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Branch Banking & Trust Co.	1.350%	10/1/17	300	300
	Branch Banking & Trust Co.	3.625%	9/16/25	2,600	2,624
	Branch Banking & Trust Co.	3.800%	10/30/26	400	405
	Capital One Bank USA NA	1.150%	11/21/16	250	249
	Capital One Bank USA NA	1.300%	6/5/17	550	546
	Capital One Bank USA NA	2.150%	11/21/18	300	297
	Capital One Bank USA NA	2.300%	6/5/19	900	889
	Capital One Bank USA NA	8.800%	7/15/19	625	745
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,116
	Capital One Financial Corp.	5.250%	2/21/17	50	52
	Capital One Financial Corp.	6.750%	9/15/17	130	140
	Capital One Financial Corp.	2.450%	4/24/19	1,800	1,802
	Capital One Financial Corp.	4.750%	7/15/21	280	303
	Capital One Financial Corp.	3.500%	6/15/23	82	81
	Capital One Financial Corp.	3.750%	4/24/24	1,000	1,008
	Capital One Financial Corp.	4.200%	10/29/25	500	494
	Capital One NA	1.500%	9/5/17	300	298
	Capital One NA	1.650%	2/5/18	2,000	1,980
	Capital One NA	1.500%	3/22/18	600	590
	Capital One NA	2.400%	9/5/19	350	346
	Capital One NA	2.950%	7/23/21	510	505
5,8	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	2,002
	Citigroup Inc.	5.500%	2/15/17	45	47
	Citigroup Inc.	1.550%	8/14/17	575	572
	Citigroup Inc.	6.125%	11/21/17	1,315	1,416
	Citigroup Inc.	1.850%	11/24/17	1,335	1,333
	Citigroup Inc.	1.800%	2/5/18	800	796
	Citigroup Inc.	1.700%	4/27/18	1,500	1,486
	Citigroup Inc.	6.125%	5/15/18	1,406	1,534
	Citigroup Inc.	2.150%	7/30/18	1,750	1,749
	Citigroup Inc.	2.500%	9/26/18	1,825	1,839
	Citigroup Inc.	2.050%	12/7/18	4,850	4,816
	Citigroup Inc.	2.550%	4/8/19	275	277
	Citigroup Inc.	2.500%	7/29/19	725	723
	Citigroup Inc.	2.400%	2/18/20	400	395
	Citigroup Inc.	5.375%	8/9/20	470	523
	Citigroup Inc.	2.650%	10/26/20	1,300	1,288
	Citigroup Inc.	4.050%	7/30/22	125	128
	Citigroup Inc.	3.500%	5/15/23	475	468
	Citigroup Inc.	3.875%	10/25/23	900	930
	Citigroup Inc.	3.750%	6/16/24	725	738
	Citigroup Inc.	4.000%	8/5/24	725	718
	Citigroup Inc.	3.875%	3/26/25	1,100	1,071
	Citigroup Inc.	3.300%	4/27/25	1,000	982
	Citigroup Inc.	4.400%	6/10/25	4,800	4,848
	Citigroup Inc.	5.500%	9/13/25	1,125	1,221
	Citigroup Inc.	4.300%	11/20/26	1,000	993
	Citigroup Inc.	4.450%	9/29/27	500	497
	Citigroup Inc.	6.625%	1/15/28	800	972
	Citigroup Inc.	6.000%	10/31/33	425	476
	Citigroup Inc.	6.125%	8/25/36	1,149	1,298
	Citigroup Inc.	8.125%	7/15/39	1,099	1,571
	Citigroup Inc.	5.875%	1/30/42	425	488
	Citigroup Inc.	5.300%	5/6/44	725	753
	Citigroup Inc.	4.650%	7/30/45	2,000	2,026
	Citizens Bank NA	1.600%	12/4/17	325	322
	Citizens Bank NA	2.450%	12/4/19	325	320
	Citizens Bank NA/Providence RI	2.300%	12/3/18	500	499
	Citizens Financial Group Inc.	4.300%	12/3/25	400	402
	Comerica Bank	5.200%	8/22/17	300	315
	Comerica Bank	4.000%	7/27/25	200	203
	Commonwealth Bank of Australia	1.400%	9/8/17	850	850
	Commonwealth Bank of Australia	1.900%	9/18/17	250	251
	Commonwealth Bank of Australia	1.625%	3/12/18	2,225	2,219

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Commonwealth Bank of Australia	2.500%	9/20/18	900	914
Commonwealth Bank of Australia	1.750%	11/2/18	650	646
Commonwealth Bank of Australia	2.250%	3/13/19	225	226
Commonwealth Bank of Australia	2.300%	9/6/19	500	499
Commonwealth Bank of Australia	2.400%	11/2/20	650	644
8 Commonwealth Bank of Australia	4.500%	12/9/25	750	742
Compass Bank	1.850%	9/29/17	225	223
Compass Bank	6.400%	10/1/17	150	158
Compass Bank	2.750%	9/29/19	225	223
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375%	1/19/17	1,175	1,199
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700%	3/19/18	1,025	1,019
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250%	1/14/19	1,000	1,004
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250%	1/14/20	2,425	2,410
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	1,560	1,699
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875%	2/8/22	1,225	1,289
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950%	11/9/22	1,975	1,993
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625%	12/1/23	1,675	1,744
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375%	5/21/25	1,025	1,015
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.375%	8/4/25	250	253
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	135	153
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750%	12/1/43	700	777
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250%	8/4/45	250	261
Credit Suisse	1.375%	5/26/17	3,425	3,408
Credit Suisse	6.000%	2/15/18	975	1,048
Credit Suisse	1.700%	4/27/18	1,300	1,290
Credit Suisse	2.300%	5/28/19	3,450	3,454
Credit Suisse	5.300%	8/13/19	475	524
Credit Suisse	5.400%	1/14/20	200	219
Credit Suisse	3.000%	10/29/21	800	798
Credit Suisse	3.625%	9/9/24	1,825	1,838
8 Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	2,000	1,994
8 Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	500	487
8 Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	950	936
Credit Suisse USA Inc.	7.125%	7/15/32	465	598
Deutsche Bank AG	1.400%	2/13/17	200	199
Deutsche Bank AG	1.350%	5/30/17	1,300	1,292
Deutsche Bank AG	6.000%	9/1/17	2,360	2,501
Deutsche Bank AG	1.875%	2/13/18	800	795
Deutsche Bank AG	2.500%	2/13/19	725	729
Deutsche Bank AG	2.950%	8/20/20	400	400
Deutsche Bank AG	3.700%	5/30/24	875	873
Discover Bank	2.000%	2/21/18	1,100	1,093
Discover Bank	2.600%	11/13/18	1,200	1,200
Discover Bank	7.000%	4/15/20	250	285
Discover Bank	3.200%	8/9/21	350	348
Discover Bank	4.250%	3/13/26	1,125	1,133
Discover Financial Services	3.850%	11/21/22	225	223
Discover Financial Services	3.950%	11/6/24	350	344
Discover Financial Services	3.750%	3/4/25	375	360
Fifth Third Bancorp	3.500%	3/15/22	825	840
Fifth Third Bancorp	4.300%	1/16/24	975	999
Fifth Third Bancorp	8.250%	3/1/38	710	994
Fifth Third Bank	1.350%	6/1/17	300	299
Fifth Third Bank	2.150%	8/20/18	500	500
Fifth Third Bank	2.375%	4/25/19	600	600
Fifth Third Bank	2.875%	10/1/21	1,435	1,431
First Horizon National Corp.	3.500%	12/15/20	300	297
First Niagara Financial Group Inc.	6.750%	3/19/20	725	824
FirstMerit Bank NA	4.270%	11/25/26	450	450
FirstMerit Corp.	4.350%	2/4/23	125	127
Goldman Sachs Capital I	6.345%	2/15/34	900	1,058
Goldman Sachs Group Inc.	5.625%	1/15/17	830	862
Goldman Sachs Group Inc.	6.250%	9/1/17	645	690
Goldman Sachs Group Inc.	5.950%	1/18/18	2,285	2,458

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Goldman Sachs Group Inc.	2.375%	1/22/18	1,225	1,235
Goldman Sachs Group Inc.	6.150%	4/1/18	100	109
Goldman Sachs Group Inc.	2.900%	7/19/18	3,425	3,492
Goldman Sachs Group Inc.	2.625%	1/31/19	2,475	2,495
Goldman Sachs Group Inc.	7.500%	2/15/19	2,020	2,305
Goldman Sachs Group Inc.	2.550%	10/23/19	5,500	5,496
Goldman Sachs Group Inc.	5.375%	3/15/20	1,310	1,440
Goldman Sachs Group Inc.	2.600%	4/23/20	2,000	1,995
Goldman Sachs Group Inc.	6.000%	6/15/20	2,590	2,928
Goldman Sachs Group Inc.	2.750%	9/15/20	975	973
Goldman Sachs Group Inc.	5.250%	7/27/21	1,675	1,853
Goldman Sachs Group Inc.	5.750%	1/24/22	3,925	4,462
Goldman Sachs Group Inc.	3.625%	1/22/23	1,000	1,011
Goldman Sachs Group Inc.	4.000%	3/3/24	1,400	1,437
Goldman Sachs Group Inc.	3.850%	7/8/24	1,325	1,352
Goldman Sachs Group Inc.	3.500%	1/23/25	3,225	3,164
Goldman Sachs Group Inc.	4.250%	10/21/25	925	918
Goldman Sachs Group Inc.	5.950%	1/15/27	1,480	1,640
Goldman Sachs Group Inc.	6.125%	2/15/33	1,320	1,543
Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,268
Goldman Sachs Group Inc.	6.750%	10/1/37	2,770	3,237
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,494
Goldman Sachs Group Inc.	4.800%	7/8/44	975	973
Goldman Sachs Group Inc.	5.150%	5/22/45	3,500	3,396
Goldman Sachs Group Inc.	4.750%	10/21/45	500	497
HSBC Bank USA NA	4.875%	8/24/20	950	1,037
HSBC Bank USA NA	5.875%	11/1/34	675	781
HSBC Bank USA NA	5.625%	8/15/35	625	704
HSBC Bank USA NA	7.000%	1/15/39	300	376
HSBC Holdings plc	5.100%	4/5/21	3,560	3,951
HSBC Holdings plc	4.875%	1/14/22	225	246
HSBC Holdings plc	4.000%	3/30/22	700	735
HSBC Holdings plc	4.250%	3/14/24	1,000	1,002
HSBC Holdings plc	4.250%	8/18/25	750	749
HSBC Holdings plc	7.625%	5/17/32	400	512
HSBC Holdings plc	7.350%	11/27/32	400	497
HSBC Holdings plc	6.500%	5/2/36	1,485	1,769
HSBC Holdings plc	6.500%	9/15/37	2,160	2,585
HSBC Holdings plc	6.800%	6/1/38	550	681
HSBC Holdings plc	6.100%	1/14/42	200	252
HSBC Holdings plc	5.250%	3/14/44	1,000	1,034
HSBC USA Inc.	1.500%	11/13/17	1,425	1,417
HSBC USA Inc.	1.625%	1/16/18	1,925	1,915
HSBC USA Inc.	2.000%	8/7/18	375	375
HSBC USA Inc.	2.625%	9/24/18	850	862
HSBC USA Inc.	2.375%	11/13/19	1,025	1,021
HSBC USA Inc.	2.350%	3/5/20	1,175	1,163
HSBC USA Inc.	2.750%	8/7/20	500	501
HSBC USA Inc.	5.000%	9/27/20	645	703
Huntington Bancshares Inc.	2.600%	8/2/18	175	175
Huntington Bancshares Inc.	7.000%	12/15/20	450	524
Huntington National Bank	1.375%	4/24/17	1,100	1,094
Huntington National Bank	2.000%	6/30/18	250	248
Huntington National Bank	2.200%	11/6/18	500	499
Huntington National Bank	2.400%	4/1/20	250	246
Huntington National Bank	2.875%	8/20/20	800	794
Intesa Sanpaolo SPA	2.375%	1/13/17	1,000	1,003
Intesa Sanpaolo SPA	3.875%	1/16/18	525	538
Intesa Sanpaolo SPA	3.875%	1/15/19	1,600	1,647
Intesa Sanpaolo SPA	5.250%	1/12/24	625	666
JPMorgan Chase & Co.	1.350%	2/15/17	4,332	4,323
JPMorgan Chase & Co.	2.000%	8/15/17	1,550	1,557
JPMorgan Chase & Co.	6.000%	1/15/18	4,240	4,572
JPMorgan Chase & Co.	1.800%	1/25/18	75	75

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JPMorgan Chase & Co.	1.700%	3/1/18	1,150	1,144
JPMorgan Chase & Co.	1.625%	5/15/18	1,375	1,366
JPMorgan Chase & Co.	2.350%	1/28/19	1,325	1,327
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,558
JPMorgan Chase & Co.	2.200%	10/22/19	75	74
JPMorgan Chase & Co.	2.250%	1/23/20	2,900	2,867
JPMorgan Chase & Co.	2.750%	6/23/20	1,300	1,303
JPMorgan Chase & Co.	4.400%	7/22/20	905	967
JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,246
JPMorgan Chase & Co.	2.550%	10/29/20	1,600	1,586
JPMorgan Chase & Co.	4.625%	5/10/21	835	902
JPMorgan Chase & Co.	4.350%	8/15/21	1,005	1,070
JPMorgan Chase & Co.	4.500%	1/24/22	2,675	2,880
JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,439
JPMorgan Chase & Co.	3.200%	1/25/23	4,625	4,602
JPMorgan Chase & Co.	3.375%	5/1/23	3,325	3,254
JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,613
JPMorgan Chase & Co.	3.625%	5/13/24	275	278
JPMorgan Chase & Co.	3.875%	9/10/24	2,000	1,990
JPMorgan Chase & Co.	3.125%	1/23/25	1,600	1,556
JPMorgan Chase & Co.	3.900%	7/15/25	1,250	1,281
JPMorgan Chase & Co.	4.125%	12/15/26	1,375	1,372
JPMorgan Chase & Co.	6.400%	5/15/38	1,910	2,402
JPMorgan Chase & Co.	5.500%	10/15/40	950	1,075
JPMorgan Chase & Co.	5.600%	7/15/41	950	1,095
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,349
JPMorgan Chase & Co.	5.625%	8/16/43	900	972
JPMorgan Chase & Co.	4.950%	6/1/45	250	250
JPMorgan Chase Bank NA	6.000%	10/1/17	1,660	1,776
KeyBank NA	1.650%	2/1/18	450	448
KeyBank NA	1.700%	6/1/18	500	497
KeyBank NA	2.500%	12/15/19	300	300
KeyBank NA	2.250%	3/16/20	500	494
KeyBank NA	3.300%	6/1/25	500	494
KeyCorp	2.300%	12/13/18	400	400
KeyCorp	5.100%	3/24/21	1,310	1,437
Lloyds Bank plc	4.200%	3/28/17	400	413
Lloyds Bank plc	1.750%	3/16/18	400	399
Lloyds Bank plc	1.750%	5/14/18	450	449
Lloyds Bank plc	2.300%	11/27/18	800	803
Lloyds Bank plc	2.400%	3/17/20	125	124
Lloyds Bank plc	6.375%	1/21/21	1,875	2,203
Lloyds Bank plc	3.500%	5/14/25	800	804
Lloyds Banking Group plc	4.500%	11/4/24	500	506
8 Lloyds Banking Group plc	5.300%	12/1/45	200	203
Manufacturers & Traders Trust Co.	1.400%	7/25/17	450	448
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	651
Manufacturers & Traders Trust Co.	2.300%	1/30/19	1,550	1,552
Manufacturers & Traders Trust Co.	2.250%	7/25/19	800	796
Manufacturers & Traders Trust Co.	2.100%	2/6/20	475	466
Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,000	968
Morgan Stanley	5.450%	1/9/17	1,385	1,438
Morgan Stanley	4.750%	3/22/17	1,120	1,160
Morgan Stanley	5.550%	4/27/17	1,000	1,048
Morgan Stanley	5.950%	12/28/17	1,110	1,194
Morgan Stanley	1.875%	1/5/18	1,100	1,099
Morgan Stanley	6.625%	4/1/18	3,235	3,544
Morgan Stanley	2.125%	4/25/18	2,925	2,930
Morgan Stanley	2.200%	12/7/18	500	500
Morgan Stanley	2.500%	1/24/19	1,675	1,681
Morgan Stanley	7.300%	5/13/19	1,390	1,598
Morgan Stanley	2.375%	7/23/19	2,500	2,492
Morgan Stanley	5.625%	9/23/19	1,715	1,890
Morgan Stanley	5.500%	1/26/20	525	579

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Morgan Stanley	2.650%	1/27/20	1,600	1,592
Morgan Stanley	2.800%	6/16/20	1,000	1,004
Morgan Stanley	5.500%	7/24/20	650	725
Morgan Stanley	5.750%	1/25/21	1,335	1,501
Morgan Stanley	5.500%	7/28/21	1,575	1,763
Morgan Stanley	4.875%	11/1/22	875	930
Morgan Stanley	3.750%	2/25/23	950	973
Morgan Stanley	4.100%	5/22/23	2,025	2,043
Morgan Stanley	3.875%	4/29/24	3,150	3,212
Morgan Stanley	3.700%	10/23/24	1,625	1,626
Morgan Stanley	4.000%	7/23/25	2,850	2,937
Morgan Stanley	5.000%	11/24/25	1,000	1,062
Morgan Stanley	4.350%	9/8/26	1,375	1,370
Morgan Stanley	3.950%	4/23/27	1,500	1,456
Morgan Stanley	7.250%	4/1/32	705	924
Morgan Stanley	6.375%	7/24/42	1,525	1,896
Morgan Stanley	4.300%	1/27/45	1,500	1,421
MUFG Americas Holdings Corp.	1.625%	2/9/18	850	841
MUFG Americas Holdings Corp.	2.250%	2/10/20	750	739
MUFG Americas Holdings Corp.	3.500%	6/18/22	275	280
MUFG Americas Holdings Corp.	3.000%	2/10/25	350	334
MUFG Union Bank NA	5.950%	5/11/16	450	457
MUFG Union Bank NA	1.500%	9/26/16	275	276
MUFG Union Bank NA	2.125%	6/16/17	125	126
MUFG Union Bank NA	2.625%	9/26/18	1,200	1,212
MUFG Union Bank NA	2.250%	5/6/19	300	300
Murray Street Investment Trust I	4.647%	3/9/17	725	748
National Australia Bank Ltd.	2.750%	3/9/17	425	432
National Australia Bank Ltd.	2.300%	7/25/18	750	755
National Australia Bank Ltd.	3.000%	1/20/23	325	323
National Bank of Canada	1.450%	11/7/17	225	223
National City Corp.	6.875%	5/15/19	310	350
Northern Trust Co.	6.500%	8/15/18	75	83
Northern Trust Corp.	3.450%	11/4/20	300	313
Northern Trust Corp.	2.375%	8/2/22	825	809
Northern Trust Corp.	3.950%	10/30/25	525	548
People's United Bank	4.000%	7/15/24	275	271
People's United Financial Inc.	3.650%	12/6/22	350	347
PNC Bank NA	4.875%	9/21/17	1,250	1,307
PNC Bank NA	1.500%	10/18/17	525	525
PNC Bank NA	6.000%	12/7/17	350	375
PNC Bank NA	1.500%	2/23/18	425	422
PNC Bank NA	1.600%	6/1/18	500	496
PNC Bank NA	1.850%	7/20/18	500	499
PNC Bank NA	1.800%	11/5/18	1,000	995
PNC Bank NA	2.250%	7/2/19	600	602
PNC Bank NA	2.400%	10/18/19	600	603
PNC Bank NA	2.300%	6/1/20	630	624
PNC Bank NA	2.600%	7/21/20	270	270
PNC Bank NA	2.450%	11/5/20	500	496
PNC Bank NA	2.950%	1/30/23	100	97
PNC Bank NA	3.800%	7/25/23	700	719
PNC Bank NA	3.300%	10/30/24	350	351
PNC Bank NA	2.950%	2/23/25	750	724
PNC Bank NA	3.250%	6/1/25	300	297
PNC Bank NA	4.200%	11/1/25	825	870
PNC Financial Services Group Inc.	2.854%	11/9/22	1,800	1,775
PNC Financial Services Group Inc.	3.900%	4/29/24	1,450	1,485
PNC Funding Corp.	6.700%	6/10/19	50	57
PNC Funding Corp.	5.125%	2/8/20	770	848
PNC Funding Corp.	4.375%	8/11/20	800	862
PNC Funding Corp.	3.300%	3/8/22	1,900	1,934
Regions Bank	6.450%	6/26/37	500	592
Regions Financial Corp.	2.000%	5/15/18	1,325	1,313

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Royal Bank of Canada	1.000%	4/27/17	250	249
Royal Bank of Canada	1.250%	6/16/17	625	623
Royal Bank of Canada	1.400%	10/13/17	1,075	1,075
Royal Bank of Canada	1.500%	1/16/18	1,375	1,370
Royal Bank of Canada	2.200%	7/27/18	2,375	2,397
Royal Bank of Canada	1.800%	7/30/18	1,000	997
Royal Bank of Canada	2.000%	12/10/18	650	651
Royal Bank of Canada	2.200%	9/23/19	1,800	1,801
Royal Bank of Canada	2.100%	10/14/20	3,950	3,886
Royal Bank of Canada	2.350%	10/30/20	950	940
Royal Bank of Scotland Group plc	1.875%	3/31/17	400	398
Royal Bank of Scotland Group plc	6.400%	10/21/19	1,095	1,211
Santander Bank NA	2.000%	1/12/18	375	372
Santander Holdings USA Inc.	3.450%	8/27/18	625	635
Santander Holdings USA Inc.	2.650%	4/17/20	250	244
Santander Holdings USA Inc.	4.500%	7/17/25	500	509
Santander Issuances SAU	5.179%	11/19/25	1,700	1,660
Santander UK Group Holdings plc	2.875%	10/16/20	975	968
Societe Generale SA	2.750%	10/12/17	550	558
Societe Generale SA	2.625%	10/1/18	450	455
State Street Corp.	4.956%	3/15/18	1,025	1,075
State Street Corp.	1.350%	5/15/18	150	149
State Street Corp.	4.375%	3/7/21	615	668
State Street Corp.	3.100%	5/15/23	400	395
State Street Corp.	3.700%	11/20/23	851	883
State Street Corp.	3.300%	12/16/24	1,000	1,009
State Street Corp.	3.550%	8/18/25	385	397
Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	150	150
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	500	497
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	750	750
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	1,075	1,064
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	3,000	2,984
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	525	525
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	650	645
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	300	297
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	326
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	78
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	752
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	925	918
SunTrust Bank	7.250%	3/15/18	75	83
SunTrust Bank	2.750%	5/1/23	250	239
SunTrust Banks Inc.	3.500%	1/20/17	380	387
SunTrust Banks Inc.	2.350%	11/1/18	475	477
SunTrust Banks Inc.	2.500%	5/1/19	1,000	1,004
SVB Financial Group	3.500%	1/29/25	225	215
Svenska Handelsbanken AB	2.875%	4/4/17	1,250	1,272
Svenska Handelsbanken AB	1.625%	3/21/18	1,375	1,369
Svenska Handelsbanken AB	2.500%	1/25/19	775	785
Svenska Handelsbanken AB	2.250%	6/17/19	850	851
Synchrony Financial	1.875%	8/15/17	200	199
Synchrony Financial	2.600%	1/15/19	650	648
Synchrony Financial	3.000%	8/15/19	200	200
Synchrony Financial	2.700%	2/3/20	1,050	1,031
Synchrony Financial	3.750%	8/15/21	300	300
Synchrony Financial	4.250%	8/15/24	4,750	4,689
Toronto-Dominion Bank	1.125%	5/2/17	550	549
Toronto-Dominion Bank	1.625%	3/13/18	3,250	3,248
Toronto-Dominion Bank	1.400%	4/30/18	2,675	2,657
Toronto-Dominion Bank	1.750%	7/23/18	1,550	1,550
Toronto-Dominion Bank	2.125%	7/2/19	500	501
Toronto-Dominion Bank	2.250%	11/5/19	1,350	1,350
Toronto-Dominion Bank	2.500%	12/14/20	400	399
UBS AG	1.375%	6/1/17	825	821
UBS AG	1.375%	8/14/17	700	695

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
UBS AG	5.875%	12/20/17	215	232
UBS AG	1.800%	3/26/18	2,700	2,697
UBS AG	5.750%	4/25/18	135	146
UBS AG	2.350%	3/26/20	650	649
UBS AG	4.875%	8/4/20	250	275
US Bancorp	1.650%	5/15/17	325	326
US Bancorp	2.200%	4/25/19	1,100	1,108
US Bancorp	4.125%	5/24/21	915	988
US Bancorp	3.000%	3/15/22	575	584
US Bancorp	2.950%	7/15/22	375	373
US Bancorp	3.600%	9/11/24	150	152
US Bank NA	1.375%	9/11/17	1,250	1,251
US Bank NA	1.350%	1/26/18	900	897
US Bank NA	2.125%	10/28/19	1,000	998
US Bank NA	2.800%	1/27/25	1,050	1,023
Wachovia Bank NA	5.850%	2/1/37	425	506
Wachovia Corp.	5.750%	6/15/17	300	318
Wachovia Corp.	5.750%	2/1/18	985	1,064
Wachovia Corp.	6.605%	10/1/25	1,000	1,186
Wachovia Corp.	7.500%	4/15/35	150	194
Wachovia Corp.	5.500%	8/1/35	200	221
Wachovia Corp.	6.550%	10/15/35	100	120
Wells Fargo & Co.	2.100%	5/8/17	425	429
Wells Fargo & Co.	1.150%	6/2/17	450	449
Wells Fargo & Co.	5.625%	12/11/17	2,135	2,291
Wells Fargo & Co.	1.500%	1/16/18	1,725	1,718
Wells Fargo & Co.	2.150%	1/15/19	500	503
Wells Fargo & Co.	2.125%	4/22/19	2,300	2,302
Wells Fargo & Co.	2.600%	7/22/20	500	500
Wells Fargo & Co.	2.550%	12/7/20	1,500	1,488
Wells Fargo & Co.	3.000%	1/22/21	2,050	2,081
Wells Fargo & Co.	4.600%	4/1/21	6,310	6,870
Wells Fargo & Co.	3.500%	3/8/22	1,600	1,647
Wells Fargo & Co.	3.450%	2/13/23	1,675	1,676
Wells Fargo & Co.	4.125%	8/15/23	1,550	1,604
Wells Fargo & Co.	3.550%	9/29/25	1,000	1,007
Wells Fargo & Co.	4.100%	6/3/26	2,875	2,902
Wells Fargo & Co.	4.300%	7/22/27	1,600	1,631
Wells Fargo & Co.	5.375%	11/2/43	1,000	1,068
Wells Fargo & Co.	5.606%	1/15/44	2,000	2,214
Wells Fargo & Co.	4.650%	11/4/44	1,225	1,193
Wells Fargo & Co.	3.900%	5/1/45	3,000	2,740
Wells Fargo & Co.	4.900%	11/17/45	1,300	1,304
Wells Fargo Bank NA	6.000%	11/15/17	250	270
Wells Fargo Bank NA	5.950%	8/26/36	550	654
Wells Fargo Bank NA	6.600%	1/15/38	605	781
5 Wells Fargo Capital X	5.950%	12/1/86	425	429
Westpac Banking Corp.	1.200%	5/19/17	600	598
Westpac Banking Corp.	2.000%	8/14/17	1,275	1,283
Westpac Banking Corp.	1.500%	12/1/17	725	725
Westpac Banking Corp.	1.600%	1/12/18	1,850	1,847
Westpac Banking Corp.	2.250%	7/30/18	250	252
Westpac Banking Corp.	1.950%	11/23/18	1,000	998
Westpac Banking Corp.	2.250%	1/17/19	875	877
Westpac Banking Corp.	4.875%	11/19/19	930	1,015
Westpac Banking Corp.	2.600%	11/23/20	975	974
Brokerage (0.1%)
Affiliated Managers Group Inc.	4.250%	2/15/24	350	353
Affiliated Managers Group Inc.	3.500%	8/1/25	950	903
Ameriprise Financial Inc.	7.300%	6/28/19	200	231
Ameriprise Financial Inc.	5.300%	3/15/20	125	139
Ameriprise Financial Inc.	4.000%	10/15/23	725	748
Ameriprise Financial Inc.	3.700%	10/15/24	350	354

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apollo Investment Corp.	5.250%	3/3/25	200	193
BGC Partners Inc.	5.375%	12/9/19	175	180
BlackRock Inc.	6.250%	9/15/17	425	459
BlackRock Inc.	5.000%	12/10/19	475	525
BlackRock Inc.	4.250%	5/24/21	475	513
BlackRock Inc.	3.375%	6/1/22	475	489
BlackRock Inc.	3.500%	3/18/24	1,000	1,023
Brookfield Asset Management Inc.	4.000%	1/15/25	550	537
Brookfield Asset Management Inc.	7.375%	3/1/33	150	176
Charles Schwab Corp.	3.225%	9/1/22	1,225	1,245
CME Group Inc.	3.000%	9/15/22	875	879
CME Group Inc.	3.000%	3/15/25	300	294
CME Group Inc.	5.300%	9/15/43	325	372
Eaton Vance Corp.	3.625%	6/15/23	200	201
Franklin Resources Inc.	1.375%	9/15/17	175	175
Franklin Resources Inc.	4.625%	5/20/20	225	243
Franklin Resources Inc.	2.800%	9/15/22	575	561
Franklin Resources Inc.	2.850%	3/30/25	125	118
Intercontinental Exchange Inc.	2.500%	10/15/18	425	429
Intercontinental Exchange Inc.	2.750%	12/1/20	1,200	1,197
Intercontinental Exchange Inc.	4.000%	10/15/23	350	361
Intercontinental Exchange Inc.	3.750%	12/1/25	1,000	1,002
Invesco Finance plc	3.125%	11/30/22	500	492
Invesco Finance plc	4.000%	1/30/24	650	671
Invesco Finance plc	5.375%	11/30/43	775	846
Janus Capital Group Inc.	4.875%	8/1/25	250	256
Jefferies Group LLC	5.125%	4/13/18	320	333
Jefferies Group LLC	8.500%	7/15/19	455	530
Jefferies Group LLC	6.875%	4/15/21	620	692
Jefferies Group LLC	5.125%	1/20/23	300	300
Jefferies Group LLC	6.250%	1/15/36	320	294
Jefferies Group LLC	6.500%	1/20/43	250	231
Lazard Group LLC	6.850%	6/15/17	61	65
Lazard Group LLC	4.250%	11/14/20	75	78
Lazard Group LLC	3.750%	2/13/25	100	92
Legg Mason Inc.	2.700%	7/15/19	175	174
Legg Mason Inc.	3.950%	7/15/24	150	148
Legg Mason Inc.	5.625%	1/15/44	450	450
Leucadia National Corp.	5.500%	10/18/23	475	464
Leucadia National Corp.	6.625%	10/23/43	125	103
Nasdaq Inc.	5.550%	1/15/20	650	717
Nomura Holdings Inc.	2.750%	3/19/19	625	628
Nomura Holdings Inc.	6.700%	3/4/20	900	1,035
NYSE Euronext	2.000%	10/5/17	200	201
Stifel Financial Corp.	3.500%	12/1/20	175	172
Stifel Financial Corp.	4.250%	7/18/24	200	198
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	112
TD Ameritrade Holding Corp.	2.950%	4/1/22	600	595
TD Ameritrade Holding Corp.	3.625%	4/1/25	450	455
Finance Companies (0.2%)
Air Lease Corp.	5.625%	4/1/17	675	700
Air Lease Corp.	2.125%	1/15/18	300	295
Air Lease Corp.	3.375%	1/15/19	425	428
Air Lease Corp.	4.750%	3/1/20	275	288
Air Lease Corp.	3.875%	4/1/21	300	301
Air Lease Corp.	3.750%	2/1/22	1,975	1,935
Air Lease Corp.	4.250%	9/15/24	75	74
Ares Capital Corp.	4.875%	11/30/18	875	906
Ares Capital Corp.	3.875%	1/15/20	1,425	1,448
FS Investment Corp.	4.000%	7/15/19	250	249
FS Investment Corp.	4.750%	5/15/22	150	147
GATX Corp.	3.500%	7/15/16	225	227
GATX Corp.	1.250%	3/4/17	175	173

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
GATX Corp.	2.375%	7/30/18	150	149
GATX Corp.	2.500%	7/30/19	150	148
GATX Corp.	4.750%	6/15/22	275	290
GATX Corp.	3.250%	3/30/25	375	347
GATX Corp.	5.200%	3/15/44	150	142
GATX Corp.	4.500%	3/30/45	150	129
8 GE Capital International Funding Co.	0.964%	4/15/16	11,569	11,573
8 GE Capital International Funding Co.	2.342%	11/15/20	11,420	11,328
8 GE Capital International Funding Co.	3.373%	11/15/25	2,912	2,942
8 GE Capital International Funding Co.	4.418%	11/15/35	9,357	9,540
HSBC Finance Corp.	6.676%	1/15/21	2,811	3,221
8 International Lease Finance Corp.	7.125%	9/1/18	775	850
Prospect Capital Corp.	5.000%	7/15/19	175	176
Prospect Capital Corp.	5.875%	3/15/23	150	146
Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	109
ACE INA Holdings Inc.	5.700%	2/15/17	200	210
ACE INA Holdings Inc.	5.800%	3/15/18	50	54
ACE INA Holdings Inc.	5.900%	6/15/19	340	381
ACE INA Holdings Inc.	2.300%	11/3/20	250	247
ACE INA Holdings Inc.	2.875%	11/3/22	650	644
ACE INA Holdings Inc.	2.700%	3/13/23	350	341
ACE INA Holdings Inc.	3.350%	5/15/24	275	277
ACE INA Holdings Inc.	3.150%	3/15/25	700	692
ACE INA Holdings Inc.	3.350%	5/3/26	950	947
ACE INA Holdings Inc.	4.150%	3/13/43	225	219
ACE INA Holdings Inc.	4.350%	11/3/45	800	809
AEGON Funding Co. LLC	5.750%	12/15/20	664	754
Aetna Inc.	1.500%	11/15/17	325	324
Aetna Inc.	2.200%	3/15/19	250	249
Aetna Inc.	3.950%	9/1/20	75	79
Aetna Inc.	4.125%	6/1/21	320	335
Aetna Inc.	2.750%	11/15/22	650	626
Aetna Inc.	3.500%	11/15/24	495	494
Aetna Inc.	6.625%	6/15/36	500	598
Aetna Inc.	6.750%	12/15/37	350	438
Aetna Inc.	4.500%	5/15/42	450	442
Aetna Inc.	4.125%	11/15/42	200	187
Aflac Inc.	2.650%	2/15/17	325	329
Aflac Inc.	2.400%	3/16/20	150	150
Aflac Inc.	4.000%	2/15/22	325	342
Aflac Inc.	3.625%	6/15/23	1,000	1,029
Aflac Inc.	3.625%	11/15/24	480	487
Aflac Inc.	3.250%	3/17/25	300	294
Aflac Inc.	6.900%	12/17/39	150	194
Aflac Inc.	6.450%	8/15/40	300	368
Alleghany Corp.	5.625%	9/15/20	100	110
Alleghany Corp.	4.950%	6/27/22	425	455
Alleghany Corp.	4.900%	9/15/44	375	356
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	650	644
Allied World Assurance Co. Ltd.	5.500%	11/15/20	200	218
Allstate Corp.	3.150%	6/15/23	550	550
Allstate Corp.	5.550%	5/9/35	105	122
Allstate Corp.	4.500%	6/15/43	425	432
5 Allstate Corp.	5.750%	8/15/53	250	256
5 Allstate Corp.	6.125%	5/15/67	165	165
5 Allstate Corp.	6.500%	5/15/67	700	774
Alterra Finance LLC	6.250%	9/30/20	95	107
American Financial Group Inc.	9.875%	6/15/19	100	121
American International Group Inc.	5.850%	1/16/18	600	646
American International Group Inc.	2.300%	7/16/19	650	645
American International Group Inc.	3.375%	8/15/20	425	436
American International Group Inc.	6.400%	12/15/20	1,160	1,337

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
American International Group Inc.	4.875%	6/1/22	1,425	1,538
American International Group Inc.	4.125%	2/15/24	650	667
American International Group Inc.	3.750%	7/10/25	550	544
American International Group Inc.	3.875%	1/15/35	800	704
American International Group Inc.	4.700%	7/10/35	325	324
American International Group Inc.	6.250%	5/1/36	1,525	1,771
American International Group Inc.	4.500%	7/16/44	1,475	1,363
American International Group Inc.	4.800%	7/10/45	450	434
American International Group Inc.	4.375%	1/15/55	525	451
5 American International Group Inc.	8.175%	5/15/68	400	522
5 American International Group Inc.	6.250%	3/15/87	283	305
Anthem Inc.	2.375%	2/15/17	250	252
Anthem Inc.	5.875%	6/15/17	250	264
Anthem Inc.	1.875%	1/15/18	425	423
Anthem Inc.	7.000%	2/15/19	145	163
Anthem Inc.	2.250%	8/15/19	550	547
Anthem Inc.	4.350%	8/15/20	450	477
Anthem Inc.	3.700%	8/15/21	445	453
Anthem Inc.	3.125%	5/15/22	550	538
Anthem Inc.	3.300%	1/15/23	750	730
Anthem Inc.	3.500%	8/15/24	525	512
Anthem Inc.	5.950%	12/15/34	300	335
Anthem Inc.	5.850%	1/15/36	150	163
Anthem Inc.	6.375%	6/15/37	630	746
Anthem Inc.	4.625%	5/15/42	575	541
Anthem Inc.	4.650%	1/15/43	650	618
Anthem Inc.	5.100%	1/15/44	400	404
Anthem Inc.	4.650%	8/15/44	525	500
Anthem Inc.	4.850%	8/15/54	175	163
Aon Corp.	5.000%	9/30/20	990	1,079
Aon Corp.	8.205%	1/1/27	50	63
Aon Corp.	6.250%	9/30/40	150	178
Aon plc	2.800%	3/15/21	550	547
Aon plc	4.000%	11/27/23	350	350
Aon plc	3.500%	6/14/24	425	413
Aon plc	4.450%	5/24/43	125	117
Aon plc	4.600%	6/14/44	625	599
Arch Capital Group Ltd.	7.350%	5/1/34	500	637
Arch Capital Group US Inc.	5.144%	11/1/43	275	278
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	492
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,475	1,509
Assurant Inc.	6.750%	2/15/34	550	640
AXA SA	8.600%	12/15/30	830	1,112
Axis Specialty Finance LLC	5.875%	6/1/20	990	1,096
AXIS Specialty Finance plc	2.650%	4/1/19	150	149
AXIS Specialty Finance plc	5.150%	4/1/45	150	148
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	100	101
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	175	174
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,480	2,691
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	525	532
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	1,225	1,261
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	523
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	300	306
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	152
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	397
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	275	269
Berkshire Hathaway Inc.	1.900%	1/31/17	725	731
Berkshire Hathaway Inc.	3.000%	2/11/23	375	382
Berkshire Hathaway Inc.	4.500%	2/11/43	925	929
Brown & Brown Inc.	4.200%	9/15/24	1,300	1,288
Chubb Corp.	5.750%	5/15/18	395	429
Chubb Corp.	6.000%	5/11/37	375	457
5 Chubb Corp.	6.375%	3/29/67	1,035	992
Cigna Corp.	5.125%	6/15/20	100	109

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cigna Corp.	4.375%	12/15/20	100	106
Cigna Corp.	4.500%	3/15/21	210	223
Cigna Corp.	4.000%	2/15/22	490	506
Cigna Corp.	3.250%	4/15/25	600	586
Cigna Corp.	6.150%	11/15/36	325	372
Cigna Corp.	5.875%	3/15/41	235	269
Cigna Corp.	5.375%	2/15/42	190	208
Cincinnati Financial Corp.	6.125%	11/1/34	325	370
CNA Financial Corp.	7.350%	11/15/19	2,052	2,367
CNA Financial Corp.	5.875%	8/15/20	145	162
CNA Financial Corp.	5.750%	8/15/21	175	196
Coventry Health Care Inc.	5.950%	3/15/17	250	263
Coventry Health Care Inc.	5.450%	6/15/21	390	434
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	177
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	286
First American Financial Corp.	4.300%	2/1/23	100	99
First American Financial Corp.	4.600%	11/15/24	350	355
Hartford Financial Services Group Inc.	5.375%	3/15/17	150	156
Hartford Financial Services Group Inc.	6.300%	3/15/18	1,350	1,471
Hartford Financial Services Group Inc.	6.000%	1/15/19	300	330
Hartford Financial Services Group Inc.	5.125%	4/15/22	100	110
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	29
Hartford Financial Services Group Inc.	6.100%	10/1/41	500	581
Hartford Financial Services Group Inc.	4.300%	4/15/43	500	466
Horace Mann Educators Corp.	4.500%	12/1/25	200	201
Humana Inc.	7.200%	6/15/18	50	56
Humana Inc.	2.625%	10/1/19	150	150
Humana Inc.	3.150%	12/1/22	400	390
Humana Inc.	3.850%	10/1/24	450	454
Humana Inc.	8.150%	6/15/38	325	444
Humana Inc.	4.625%	12/1/42	265	251
Humana Inc.	4.950%	10/1/44	400	398
Infinity Property & Casualty Corp.	5.000%	9/19/22	100	100
Kemper Corp.	4.350%	2/15/25	500	493
Lincoln National Corp.	8.750%	7/1/19	325	390
Lincoln National Corp.	6.250%	2/15/20	305	342
Lincoln National Corp.	4.200%	3/15/22	325	339
Lincoln National Corp.	4.000%	9/1/23	225	230
Lincoln National Corp.	3.350%	3/9/25	200	193
Lincoln National Corp.	6.150%	4/7/36	350	404
Lincoln National Corp.	7.000%	6/15/40	340	427
Loews Corp.	2.625%	5/15/23	175	166
Loews Corp.	6.000%	2/1/35	200	230
Loews Corp.	4.125%	5/15/43	475	424
Manulife Financial Corp.	4.900%	9/17/20	475	517
Markel Corp.	7.125%	9/30/19	125	144
Markel Corp.	4.900%	7/1/22	575	617
Markel Corp.	3.625%	3/30/23	175	173
Markel Corp.	5.000%	3/30/43	125	125
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	225	227
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	100	100
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	495
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	545	593
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	363
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	350	345
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	376
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	900	1,040
MetLife Inc.	1.756%	12/15/17	425	425
MetLife Inc.	1.903%	12/15/17	225	226
MetLife Inc.	6.817%	8/15/18	580	653
MetLife Inc.	7.717%	2/15/19	105	122
MetLife Inc.	4.750%	2/8/21	305	334
MetLife Inc.	3.048%	12/15/22	725	722
MetLife Inc.	4.368%	9/15/23	500	539

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
MetLife Inc.	3.600%	4/10/24	750	772
MetLife Inc.	3.000%	3/1/25	1,500	1,444
MetLife Inc.	6.375%	6/15/34	505	623
MetLife Inc.	5.700%	6/15/35	675	781
MetLife Inc.	5.875%	2/6/41	440	517
MetLife Inc.	4.125%	8/13/42	475	447
MetLife Inc.	4.875%	11/13/43	600	628
MetLife Inc.	4.721%	12/15/44	1,200	1,227
MetLife Inc.	4.050%	3/1/45	1,000	923
MetLife Inc.	4.600%	5/13/46	5	5
5 MetLife Inc.	6.400%	12/15/66	1,505	1,642
Montpelier Re Holdings Ltd.	4.700%	10/15/22	25	25
Old Republic International Corp.	4.875%	10/1/24	450	461
OneBeacon US Holdings Inc.	4.600%	11/9/22	100	99
PartnerRe Finance B LLC	5.500%	6/1/20	200	219
Primerica Inc.	4.750%	7/15/22	50	53
Principal Financial Group Inc.	8.875%	5/15/19	410	491
Principal Financial Group Inc.	3.125%	5/15/23	200	195
Principal Financial Group Inc.	6.050%	10/15/36	200	232
Principal Financial Group Inc.	4.350%	5/15/43	125	116
5 Principal Financial Group Inc.	4.700%	5/15/55	500	499
ProAssurance Corp.	5.300%	11/15/23	100	106
Progressive Corp.	3.750%	8/23/21	2,445	2,578
Progressive Corp.	6.625%	3/1/29	150	188
Progressive Corp.	3.700%	1/26/45	250	225
5 Progressive Corp.	6.700%	6/15/67	425	426
Protective Life Corp.	7.375%	10/15/19	100	116
Protective Life Corp.	8.450%	10/15/39	175	231
Prudential Financial Inc.	5.500%	3/15/16	50	50
Prudential Financial Inc.	6.000%	12/1/17	675	725
Prudential Financial Inc.	2.300%	8/15/18	825	830
Prudential Financial Inc.	7.375%	6/15/19	455	528
Prudential Financial Inc.	2.350%	8/15/19	225	224
Prudential Financial Inc.	5.375%	6/21/20	430	477
Prudential Financial Inc.	4.500%	11/15/20	75	80
Prudential Financial Inc.	4.500%	11/16/21	275	296
Prudential Financial Inc.	3.500%	5/15/24	450	452
Prudential Financial Inc.	5.750%	7/15/33	320	362
Prudential Financial Inc.	5.400%	6/13/35	295	322
Prudential Financial Inc.	5.900%	3/17/36	775	890
Prudential Financial Inc.	5.700%	12/14/36	505	570
Prudential Financial Inc.	6.625%	12/1/37	500	614
Prudential Financial Inc.	6.625%	6/21/40	250	310
Prudential Financial Inc.	5.625%	5/12/41	105	115
5 Prudential Financial Inc.	5.875%	9/15/42	525	549
5 Prudential Financial Inc.	5.625%	6/15/43	975	990
Prudential Financial Inc.	5.100%	8/15/43	225	235
5 Prudential Financial Inc.	5.200%	3/15/44	325	314
Prudential Financial Inc.	4.600%	5/15/44	500	498
5 Prudential Financial Inc.	5.375%	5/15/45	650	649
Reinsurance Group of America Inc.	6.450%	11/15/19	275	309
Reinsurance Group of America Inc.	5.000%	6/1/21	250	270
Reinsurance Group of America Inc.	4.700%	9/15/23	250	264
StanCorp Financial Group Inc.	5.000%	8/15/22	50	52
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	217
Torchmark Corp.	3.800%	9/15/22	200	199
Transatlantic Holdings Inc.	8.000%	11/30/39	625	803
Travelers Cos. Inc.	5.800%	5/15/18	910	995
Travelers Cos. Inc.	3.900%	11/1/20	330	351
Travelers Cos. Inc.	6.750%	6/20/36	475	626
Travelers Cos. Inc.	6.250%	6/15/37	145	182
Travelers Cos. Inc.	5.350%	11/1/40	130	150
Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,046
Travelers Cos. Inc.	4.300%	8/25/45	250	251

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Trinity Acquisition plc	6.125%	8/15/43	525	560
UnitedHealth Group Inc.	6.000%	6/15/17	875	932
UnitedHealth Group Inc.	1.450%	7/17/17	750	750
UnitedHealth Group Inc.	6.000%	2/15/18	1,460	1,587
UnitedHealth Group Inc.	1.900%	7/16/18	1,000	1,005
UnitedHealth Group Inc.	1.625%	3/15/19	325	322
UnitedHealth Group Inc.	2.300%	12/15/19	50	50
UnitedHealth Group Inc.	2.700%	7/15/20	950	960
UnitedHealth Group Inc.	4.700%	2/15/21	165	181
UnitedHealth Group Inc.	3.375%	11/15/21	105	108
UnitedHealth Group Inc.	2.875%	12/15/21	500	506
UnitedHealth Group Inc.	2.875%	3/15/22	525	524
UnitedHealth Group Inc.	3.350%	7/15/22	1,550	1,579
UnitedHealth Group Inc.	2.750%	2/15/23	400	391
UnitedHealth Group Inc.	2.875%	3/15/23	200	197
UnitedHealth Group Inc.	3.750%	7/15/25	1,250	1,287
UnitedHealth Group Inc.	4.625%	7/15/35	300	312
UnitedHealth Group Inc.	6.500%	6/15/37	200	250
UnitedHealth Group Inc.	6.625%	11/15/37	325	414
UnitedHealth Group Inc.	6.875%	2/15/38	1,405	1,836
UnitedHealth Group Inc.	5.950%	2/15/41	240	285
UnitedHealth Group Inc.	4.625%	11/15/41	1,050	1,073
UnitedHealth Group Inc.	4.375%	3/15/42	325	319
UnitedHealth Group Inc.	3.950%	10/15/42	400	372
UnitedHealth Group Inc.	4.250%	3/15/43	75	73
UnitedHealth Group Inc.	4.750%	7/15/45	1,325	1,388
Unum Group	5.625%	9/15/20	50	55
Unum Group	4.000%	3/15/24	200	200
Unum Group	5.750%	8/15/42	200	219
Validus Holdings Ltd.	8.875%	1/26/40	150	188
Voya Financial Inc.	2.900%	2/15/18	675	682
Voya Financial Inc.	5.500%	7/15/22	50	56
Voya Financial Inc.	5.700%	7/15/43	350	396
Willis Towers Watson plc	5.750%	3/15/21	265	291
Willis North America Inc.	6.200%	3/28/17	300	313
WR Berkley Corp.	5.375%	9/15/20	50	55
WR Berkley Corp.	4.625%	3/15/22	225	238
XLIT Ltd.	5.750%	10/1/21	545	607
XLIT Ltd.	6.375%	11/15/24	100	116
XLIT Ltd.	4.450%	3/31/25	200	196
XLIT Ltd.	5.250%	12/15/43	100	103
XLIT Ltd.	5.500%	3/31/45	300	279
Other Finance (0.0%)
ORIX Corp.	5.000%	1/12/16	245	245
XTRA Finance Corp.	5.150%	4/1/17	575	600
Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	250	246
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	311
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	74
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	298
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	194
American Campus Communities Operating Partnership
LP	3.350%	10/1/20	250	250
American Campus Communities Operating Partnership
LP	4.125%	7/1/24	250	248
AvalonBay Communities Inc.	2.850%	3/15/23	200	193
AvalonBay Communities Inc.	4.200%	12/15/23	175	184
AvalonBay Communities Inc.	3.500%	11/15/24	250	248
AvalonBay Communities Inc.	3.450%	6/1/25	1,300	1,284
BioMed Realty LP	2.625%	5/1/19	250	243
BioMed Realty LP	4.250%	7/15/22	400	397
Boston Properties LP	3.700%	11/15/18	2,120	2,196
Boston Properties LP	5.625%	11/15/20	325	362

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Boston Properties LP	4.125%	5/15/21	190	199
Boston Properties LP	3.850%	2/1/23	950	970
Boston Properties LP	3.125%	9/1/23	1,375	1,337
Brandywine Operating Partnership LP	4.950%	4/15/18	725	759
Brandywine Operating Partnership LP	4.100%	10/1/24	250	242
Brandywine Operating Partnership LP	4.550%	10/1/29	175	169
Brixmor Operating Partnership LP	3.850%	2/1/25	2,725	2,650
Camden Property Trust	4.250%	1/15/24	1,100	1,138
CBL & Associates LP	5.250%	12/1/23	600	593
CBL & Associates LP	4.600%	10/15/24	175	164
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	500	494
Corporate Office Properties LP	3.700%	6/15/21	100	97
Corporate Office Properties LP	3.600%	5/15/23	400	369
CubeSmart LP	4.375%	12/15/23	350	360
CubeSmart LP	4.000%	11/15/25	160	159
DCT Industrial Operating Partnership LP	4.500%	10/15/23	200	200
DDR Corp.	7.875%	9/1/20	500	599
DDR Corp.	3.500%	1/15/21	225	224
DDR Corp.	4.625%	7/15/22	500	516
DDR Corp.	3.375%	5/15/23	400	378
DDR Corp.	4.250%	2/1/26	250	243
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,288
Digital Realty Trust LP	3.950%	7/1/22	900	893
Digital Realty Trust LP	3.625%	10/1/22	1,580	1,511
Duke Realty LP	5.950%	2/15/17	132	138
Duke Realty LP	3.625%	4/15/23	875	854
EPR Properties	5.750%	8/15/22	75	79
EPR Properties	5.250%	7/15/23	400	407
EPR Properties	4.500%	4/1/25	300	286
Equity CommonWealth	6.650%	1/15/18	1,175	1,244
ERP Operating LP	5.750%	6/15/17	500	528
ERP Operating LP	2.375%	7/1/19	375	376
ERP Operating LP	4.750%	7/15/20	265	287
ERP Operating LP	4.625%	12/15/21	115	125
ERP Operating LP	3.000%	4/15/23	625	614
ERP Operating LP	3.375%	6/1/25	350	346
ERP Operating LP	4.500%	7/1/44	550	551
ERP Operating LP	4.500%	6/1/45	350	357
Essex Portfolio LP	3.375%	1/15/23	1,150	1,128
Essex Portfolio LP	3.250%	5/1/23	50	49
Essex Portfolio LP	3.500%	4/1/25	200	192
Federal Realty Investment Trust	3.000%	8/1/22	175	173
Federal Realty Investment Trust	2.750%	6/1/23	325	311
Federal Realty Investment Trust	4.500%	12/1/44	1,000	1,014
HCP Inc.	5.625%	5/1/17	25	26
HCP Inc.	2.625%	2/1/20	1,800	1,772
HCP Inc.	5.375%	2/1/21	360	392
HCP Inc.	3.150%	8/1/22	150	144
HCP Inc.	4.000%	12/1/22	2,000	1,987
HCP Inc.	4.200%	3/1/24	200	199
HCP Inc.	3.400%	2/1/25	400	371
HCP Inc.	6.750%	2/1/41	175	212
Healthcare Realty Trust Inc.	5.750%	1/15/21	145	160
Healthcare Realty Trust Inc.	3.750%	4/15/23	100	98
Healthcare Realty Trust Inc.	3.875%	5/1/25	375	363
Healthcare Trust of America Holdings LP	3.375%	7/15/21	175	172
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	97
Highwoods Realty LP	3.200%	6/15/21	500	489
Hospitality Properties Trust	6.700%	1/15/18	1,000	1,058
Hospitality Properties Trust	4.650%	3/15/24	100	99
Hospitality Properties Trust	4.500%	3/15/25	125	120
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,218
Host Hotels & Resorts LP	3.750%	10/15/23	240	232
Host Hotels & Resorts LP	4.000%	6/15/25	175	168

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kilroy Realty LP	4.800%	7/15/18	800	835
Kilroy Realty LP	3.800%	1/15/23	100	99
Kilroy Realty LP	4.375%	10/1/25	100	102
Kimco Realty Corp.	5.700%	5/1/17	375	394
Kimco Realty Corp.	6.875%	10/1/19	50	57
Kimco Realty Corp.	3.200%	5/1/21	500	501
Kimco Realty Corp.	3.125%	6/1/23	550	532
Lexington Realty Trust	4.400%	6/15/24	200	199
Liberty Property LP	3.375%	6/15/23	575	546
Liberty Property LP	4.400%	2/15/24	325	330
Liberty Property LP	3.750%	4/1/25	725	699
Mack-Cali Realty LP	7.750%	8/15/19	750	833
Mack-Cali Realty LP	4.500%	4/18/22	225	217
Mid-America Apartments LP	4.300%	10/15/23	350	359
Mid-America Apartments LP	3.750%	6/15/24	200	196
National Retail Properties Inc.	6.875%	10/15/17	25	27
National Retail Properties Inc.	3.800%	10/15/22	500	502
National Retail Properties Inc.	3.900%	6/15/24	275	272
National Retail Properties Inc.	4.000%	11/15/25	450	442
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	278
Omega Healthcare Investors Inc.	4.500%	1/15/25	175	171
8 Omega Healthcare Investors Inc.	5.250%	1/15/26	250	255
Omega Healthcare Investors Inc.	4.500%	4/1/27	1,000	950
Piedmont Operating Partnership LP	3.400%	6/1/23	125	117
Piedmont Operating Partnership LP	4.450%	3/15/24	275	275
Post Apartment Homes LP	3.375%	12/1/22	100	97
ProLogis LP	2.750%	2/15/19	875	884
Realty Income Corp.	2.000%	1/31/18	575	575
Realty Income Corp.	6.750%	8/15/19	935	1,063
Realty Income Corp.	3.250%	10/15/22	100	97
Realty Income Corp.	3.875%	7/15/24	250	245
Realty Income Corp.	4.125%	10/15/26	125	126
Regency Centers LP	3.750%	6/15/24	525	522
Retail Opportunity Investments Corp. LP	5.000%	12/15/23	150	154
Retail Properties of America Inc.	4.000%	3/15/25	425	401
Select Income REIT	2.850%	2/1/18	175	175
Select Income REIT	4.150%	2/1/22	225	216
Select Income REIT	4.500%	2/1/25	250	232
Senior Housing Properties Trust	3.250%	5/1/19	475	473
Senior Housing Properties Trust	4.750%	5/1/24	175	171
Simon Property Group LP	2.800%	1/30/17	425	431
Simon Property Group LP	2.150%	9/15/17	200	202
Simon Property Group LP	2.200%	2/1/19	2,700	2,713
Simon Property Group LP	5.650%	2/1/20	1,250	1,400
Simon Property Group LP	4.375%	3/1/21	555	601
Simon Property Group LP	4.125%	12/1/21	525	563
Simon Property Group LP	3.375%	3/15/22	250	258
Simon Property Group LP	2.750%	2/1/23	400	390
Simon Property Group LP	3.750%	2/1/24	500	521
Simon Property Group LP	6.750%	2/1/40	300	397
Simon Property Group LP	4.750%	3/15/42	225	240
Tanger Properties LP	3.875%	12/1/23	125	124
Tanger Properties LP	3.750%	12/1/24	200	197
UDR Inc.	4.250%	6/1/18	400	418
UDR Inc.	3.700%	10/1/20	150	155
UDR Inc.	4.625%	1/10/22	125	133
Ventas Realty LP	3.750%	5/1/24	200	196
Ventas Realty LP	5.700%	9/30/43	450	495
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	325	324
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	575	598
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	25
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	267
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	144
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	487

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Vornado Realty LP	2.500%	6/30/19	275	271
Washington Prime Group LP	3.850%	4/1/20	200	202
Washington REIT	4.950%	10/1/20	125	133
Washington REIT	3.950%	10/15/22	100	98
Weingarten Realty Investors	3.375%	10/15/22	200	196
Weingarten Realty Investors	3.500%	4/15/23	250	243
Weingarten Realty Investors	4.450%	1/15/24	75	77
Welltower Inc.	4.700%	9/15/17	50	52
Welltower Inc.	2.250%	3/15/18	575	574
Welltower Inc.	4.125%	4/1/19	300	313
Welltower Inc.	4.950%	1/15/21	750	804
Welltower Inc.	5.250%	1/15/22	425	459
Welltower Inc.	3.750%	3/15/23	325	319
Welltower Inc.	4.500%	1/15/24	125	128
Welltower Inc.	4.000%	6/1/25	1,125	1,108
Welltower Inc.	6.500%	3/15/41	200	234
Welltower Inc.	5.125%	3/15/43	175	176
WP Carey Inc.	4.600%	4/1/24	300	299
WP Carey Inc.	4.000%	2/1/25	200	191
				902,422
Industrial (6.5%)
Basic Industry (0.4%)
Agrium Inc.	6.750%	1/15/19	1,350	1,507
Agrium Inc.	3.150%	10/1/22	2,010	1,922
Agrium Inc.	3.500%	6/1/23	275	262
Agrium Inc.	3.375%	3/15/25	250	229
Agrium Inc.	4.125%	3/15/35	250	215
Agrium Inc.	4.900%	6/1/43	125	114
Agrium Inc.	5.250%	1/15/45	500	467
Air Products & Chemicals Inc.	1.200%	10/15/17	225	224
Air Products & Chemicals Inc.	3.000%	11/3/21	190	191
Air Products & Chemicals Inc.	2.750%	2/3/23	200	197
Air Products & Chemicals Inc.	3.350%	7/31/24	700	699
Airgas Inc.	3.050%	8/1/20	200	202
Airgas Inc.	3.650%	7/15/24	750	745
Albemarle Corp.	3.000%	12/1/19	250	245
Albemarle Corp.	4.500%	12/15/20	50	52
Albemarle Corp.	4.150%	12/1/24	300	287
Albemarle Corp.	5.450%	12/1/44	325	315
Barrick Gold Corp.	6.950%	4/1/19	152	157
Barrick Gold Corp.	4.100%	5/1/23	330	284
Barrick Gold Corp.	5.250%	4/1/42	500	337
Barrick North America Finance LLC	6.800%	9/15/18	475	509
Barrick North America Finance LLC	4.400%	5/30/21	915	837
Barrick North America Finance LLC	7.500%	9/15/38	25	20
Barrick North America Finance LLC	5.700%	5/30/41	750	523
Barrick North America Finance LLC	5.750%	5/1/43	500	360
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	600	607
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	100	68
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	1,475	1,467
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	364
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	300	294
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	450	496
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	600	567
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	1,025	939
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	775	730
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	951
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,500	1,348
Braskem Finance Ltd.	6.450%	2/3/24	200	170
Cabot Corp.	2.550%	1/15/18	550	557
Cabot Corp.	3.700%	7/15/22	50	49
Carpenter Technology Corp.	5.200%	7/15/21	575	578
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	200	202

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CF Industries Inc.	6.875%	5/1/18	1,725	1,867
CF Industries Inc.	7.125%	5/1/20	825	929
CF Industries Inc.	3.450%	6/1/23	575	535
CF Industries Inc.	5.150%	3/15/34	1,000	881
CF Industries Inc.	4.950%	6/1/43	375	320
CF Industries Inc.	5.375%	3/15/44	500	436
Domtar Corp.	6.250%	9/1/42	50	47
Domtar Corp.	6.750%	2/15/44	400	387
Dow Chemical Co.	8.550%	5/15/19	1,810	2,134
Dow Chemical Co.	4.250%	11/15/20	1,630	1,707
Dow Chemical Co.	4.125%	11/15/21	185	193
Dow Chemical Co.	3.000%	11/15/22	700	671
Dow Chemical Co.	3.500%	10/1/24	600	583
Dow Chemical Co.	7.375%	11/1/29	100	124
Dow Chemical Co.	4.250%	10/1/34	350	325
Dow Chemical Co.	9.400%	5/15/39	760	1,096
Dow Chemical Co.	5.250%	11/15/41	375	367
Dow Chemical Co.	4.375%	11/15/42	900	780
Eastman Chemical Co.	2.400%	6/1/17	1,750	1,762
Eastman Chemical Co.	5.500%	11/15/19	1,100	1,205
Eastman Chemical Co.	2.700%	1/15/20	400	396
Eastman Chemical Co.	3.600%	8/15/22	650	647
Eastman Chemical Co.	4.800%	9/1/42	400	369
Eastman Chemical Co.	4.650%	10/15/44	1,000	887
Ecolab Inc.	1.450%	12/8/17	1,225	1,214
Ecolab Inc.	1.550%	1/12/18	500	496
Ecolab Inc.	2.250%	1/12/20	200	199
Ecolab Inc.	4.350%	12/8/21	50	53
Ecolab Inc.	5.500%	12/8/41	625	682
EI du Pont de Nemours & Co.	6.000%	7/15/18	700	762
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	316
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,465
EI du Pont de Nemours & Co.	4.250%	4/1/21	350	371
EI du Pont de Nemours & Co.	2.800%	2/15/23	75	71
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	583
EI du Pont de Nemours & Co.	4.900%	1/15/41	450	431
EI du Pont de Nemours & Co.	4.150%	2/15/43	125	109
Fibria Overseas Finance Ltd.	5.250%	5/12/24	250	236
FMC Corp.	3.950%	2/1/22	150	150
FMC Corp.	4.100%	2/1/24	750	744
Freeport-McMoRan Inc.	2.150%	3/1/17	125	112
Freeport-McMoRan Inc.	2.375%	3/15/18	1,375	1,093
Freeport-McMoRan Inc.	3.100%	3/15/20	1,100	709
Freeport-McMoRan Inc.	3.550%	3/1/22	1,975	1,155
Freeport-McMoRan Inc.	3.875%	3/15/23	1,655	935
Freeport-McMoRan Inc.	5.400%	11/14/34	250	126
Freeport-McMoRan Inc.	5.450%	3/15/43	1,220	622
Freeport-McMoRan Oil & Gas LLC / FCX Oil & Gas Inc.	6.875%	2/15/23	299	185
Freeport-McMoRan Oil & Gas LLC / FCX Oil & Gas Inc.	6.500%	11/15/20	20	13
Freeport-McMoRan Oil & Gas LLC / FCX Oil & Gas Inc.	6.750%	2/1/22	293	180
Georgia-Pacific LLC	7.375%	12/1/25	400	496
Georgia-Pacific LLC	8.875%	5/15/31	1,200	1,681
Glencore Canada Corp.	5.500%	6/15/17	250	244
Goldcorp Inc.	2.125%	3/15/18	1,100	1,067
Goldcorp Inc.	3.700%	3/15/23	600	549
Goldcorp Inc.	5.450%	6/9/44	50	41
International Paper Co.	7.500%	8/15/21	910	1,079
International Paper Co.	4.750%	2/15/22	413	441
International Paper Co.	3.650%	6/15/24	400	392
International Paper Co.	3.800%	1/15/26	350	345
International Paper Co.	5.000%	9/15/35	150	149
International Paper Co.	7.300%	11/15/39	805	918
International Paper Co.	6.000%	11/15/41	300	314
International Paper Co.	4.800%	6/15/44	500	453
International Paper Co.	5.150%	5/15/46	825	785

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015
Kinross Gold Corp.	5.950%	3/15/24	700	484
LYB International Finance BV	4.000%	7/15/23	500	498

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
LYB International Finance BV	5.250%	7/15/43	500	479
LYB International Finance BV	4.875%	3/15/44	400	364
LyondellBasell Industries NV	5.000%	4/15/19	1,700	1,807
LyondellBasell Industries NV	6.000%	11/15/21	475	533
LyondellBasell Industries NV	4.625%	2/26/55	950	769
Meadwestvaco Corp.	8.200%	1/15/30	500	649
Meadwestvaco Corp.	7.950%	2/15/31	300	373
Methanex Corp.	3.250%	12/15/19	700	669
Monsanto Co.	1.150%	6/30/17	1,000	993
Monsanto Co.	2.125%	7/15/19	800	799
Monsanto Co.	2.750%	7/15/21	600	590
Monsanto Co.	2.200%	7/15/22	175	161
Monsanto Co.	3.375%	7/15/24	700	676
Monsanto Co.	2.850%	4/15/25	250	228
Monsanto Co.	4.200%	7/15/34	400	346
Monsanto Co.	5.875%	4/15/38	375	395
Monsanto Co.	3.600%	7/15/42	250	181
Monsanto Co.	4.400%	7/15/44	1,250	1,036
Monsanto Co.	3.950%	4/15/45	1,300	1,010
Monsanto Co.	4.700%	7/15/64	600	459
Mosaic Co.	3.750%	11/15/21	200	202
Mosaic Co.	4.250%	11/15/23	1,800	1,786
Mosaic Co.	5.450%	11/15/33	100	102
Mosaic Co.	4.875%	11/15/41	130	112
Mosaic Co.	5.625%	11/15/43	150	144
Newmont Mining Corp.	5.125%	10/1/19	1,475	1,541
Newmont Mining Corp.	5.875%	4/1/35	325	264
Newmont Mining Corp.	6.250%	10/1/39	500	400
Newmont Mining Corp.	4.875%	3/15/42	950	674
Nucor Corp.	5.750%	12/1/17	385	407
Nucor Corp.	5.850%	6/1/18	875	936
Nucor Corp.	4.125%	9/15/22	200	205
Nucor Corp.	4.000%	8/1/23	325	312
Nucor Corp.	6.400%	12/1/37	325	346
Nucor Corp.	5.200%	8/1/43	400	373
Packaging Corp. of America	3.900%	6/15/22	275	280
Packaging Corp. of America	4.500%	11/1/23	425	444
Packaging Corp. of America	3.650%	9/15/24	500	487
Placer Dome Inc.	6.450%	10/15/35	375	310
Plum Creek Timberlands LP	4.700%	3/15/21	275	293
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	675	690
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,315
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	250	236
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	200	211
PPG Industries Inc.	2.300%	11/15/19	700	695
Praxair Inc.	5.200%	3/15/17	25	26
Praxair Inc.	4.500%	8/15/19	175	189
Praxair Inc.	4.050%	3/15/21	925	984
Praxair Inc.	3.000%	9/1/21	325	329
Praxair Inc.	2.450%	2/15/22	850	832
Praxair Inc.	2.650%	2/5/25	500	480
Praxair Inc.	3.550%	11/7/42	300	267
Rayonier Inc.	3.750%	4/1/22	125	121
Reliance Steel & Aluminum Co.	4.500%	4/15/23	225	211
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	326
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	467
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,625
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,258
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	310	304
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	175
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,000	972

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	1,500	1,354
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	270
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	517
Rio Tinto Finance USA plc	2.000%	3/22/17	375	373
Rio Tinto Finance USA plc	2.250%	12/14/18	500	487
Rio Tinto Finance USA plc	3.500%	3/22/22	200	188
Rio Tinto Finance USA plc	4.750%	3/22/42	625	529
Rio Tinto Finance USA plc	4.125%	8/21/42	1,100	859
Rock-Tenn Co.	3.500%	3/1/20	1,725	1,746
Rock-Tenn Co.	4.900%	3/1/22	250	266
Rohm & Haas Co.	7.850%	7/15/29	300	386
RPM International Inc.	6.125%	10/15/19	75	82
RPM International Inc.	3.450%	11/15/22	250	240
Sherwin-Williams Co.	3.450%	8/1/25	900	915
Sherwin-Williams Co.	4.550%	8/1/45	270	280
Southern Copper Corp.	5.375%	4/16/20	200	207
Southern Copper Corp.	3.875%	4/23/25	350	308
Southern Copper Corp.	7.500%	7/27/35	1,625	1,513
Southern Copper Corp.	6.750%	4/16/40	250	213
Southern Copper Corp.	5.875%	4/23/45	1,550	1,186
Syngenta Finance NV	3.125%	3/28/22	250	242
Syngenta Finance NV	4.375%	3/28/42	150	139
The Dow Chemical Company	4.625%	10/1/44	500	457
Vale Canada Ltd.	7.200%	9/15/32	100	74
Vale Overseas Ltd.	6.250%	1/23/17	200	198
Vale Overseas Ltd.	5.625%	9/15/19	1,050	946
Vale Overseas Ltd.	4.625%	9/15/20	1,270	1,059
Vale Overseas Ltd.	4.375%	1/11/22	1,545	1,168
Vale Overseas Ltd.	8.250%	1/17/34	375	302
Vale Overseas Ltd.	6.875%	11/21/36	1,285	887
Vale Overseas Ltd.	6.875%	11/10/39	860	598
Vale SA	5.625%	9/11/42	1,250	820
Valspar Corp.	7.250%	6/15/19	350	396
Valspar Corp.	4.200%	1/15/22	25	26
Valspar Corp.	3.950%	1/15/26	600	597
Westlake Chemical Corp.	3.600%	7/15/22	50	49
Weyerhaeuser Co.	7.375%	10/1/19	1,075	1,241
Weyerhaeuser Co.	8.500%	1/15/25	150	193
Weyerhaeuser Co.	7.375%	3/15/32	625	743
Weyerhaeuser Co.	6.875%	12/15/33	125	144
Worthington Industries Inc.	4.550%	4/15/26	100	99
Yamana Gold Inc.	4.950%	7/15/24	640	544
Capital Goods (0.6%)
3M Co.	1.375%	8/7/18	325	324
3M Co.	2.000%	8/7/20	325	325
3M Co.	3.000%	8/7/25	350	358
3M Co.	6.375%	2/15/28	350	453
3M Co.	5.700%	3/15/37	105	129
ABB Finance USA Inc.	1.625%	5/8/17	100	100
ABB Finance USA Inc.	2.875%	5/8/22	375	369
ABB Finance USA Inc.	4.375%	5/8/42	150	149
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	218
Boeing Capital Corp.	4.700%	10/27/19	125	137
Boeing Co.	0.950%	5/15/18	1,125	1,112
Boeing Co.	6.000%	3/15/19	1,550	1,738
Boeing Co.	4.875%	2/15/20	525	586
Boeing Co.	1.650%	10/30/20	350	342
Boeing Co.	2.200%	10/30/22	2,000	1,933
Boeing Co.	2.600%	10/30/25	1,000	967
Boeing Co.	6.625%	2/15/38	100	133
Boeing Co.	6.875%	3/15/39	250	344
Boeing Co.	5.875%	2/15/40	295	373
Boeing Co.	3.500%	3/1/45	300	277

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Carlisle Cos. Inc.	3.750%	11/15/22	175	173
Caterpillar Financial Services Corp.	1.300%	3/1/18	825	818
Caterpillar Financial Services Corp.	5.450%	4/15/18	875	946
Caterpillar Financial Services Corp.	1.800%	11/13/18	550	551
Caterpillar Financial Services Corp.	7.150%	2/15/19	1,235	1,415
Caterpillar Financial Services Corp.	2.100%	6/9/19	500	500
Caterpillar Financial Services Corp.	2.250%	12/1/19	300	300
Caterpillar Financial Services Corp.	2.000%	3/5/20	750	743
Caterpillar Financial Services Corp.	2.500%	11/13/20	1,000	998
Caterpillar Financial Services Corp.	2.750%	8/20/21	200	198
Caterpillar Financial Services Corp.	3.300%	6/9/24	730	726
Caterpillar Financial Services Corp.	3.250%	12/1/24	200	198
Caterpillar Inc.	1.500%	6/26/17	450	451
Caterpillar Inc.	3.900%	5/27/21	220	234
Caterpillar Inc.	2.600%	6/26/22	125	123
Caterpillar Inc.	3.400%	5/15/24	750	757
Caterpillar Inc.	6.050%	8/15/36	895	1,056
Caterpillar Inc.	3.803%	8/15/42	1,229	1,098
Caterpillar Inc.	4.300%	5/15/44	1,000	963
Crane Co.	2.750%	12/15/18	550	548
Crane Co.	4.450%	12/15/23	400	412
CRH America Inc.	5.750%	1/15/21	885	994
Danaher Corp.	1.650%	9/15/18	600	599
Danaher Corp.	2.400%	9/15/20	600	600
Danaher Corp.	3.900%	6/23/21	750	798
Danaher Corp.	3.350%	9/15/25	500	510
Danaher Corp.	4.375%	9/15/45	1,200	1,241
Deere & Co.	2.600%	6/8/22	700	689
Deere & Co.	5.375%	10/16/29	455	530
Deere & Co.	8.100%	5/15/30	750	1,060
Deere & Co.	7.125%	3/3/31	400	518
Deere & Co.	3.900%	6/9/42	500	479
Dover Corp.	4.300%	3/1/21	145	155
Dover Corp.	6.600%	3/15/38	350	455
Dover Corp.	5.375%	3/1/41	480	548
Eaton Corp.	1.500%	11/2/17	200	199
Eaton Corp.	5.600%	5/15/18	550	595
Eaton Corp.	2.750%	11/2/22	575	556
Eaton Corp.	4.000%	11/2/32	815	778
Eaton Corp.	4.150%	11/2/42	75	69
Eaton Electric Holdings Llc.	3.875%	12/15/20	150	156
Embraer Netherlands Finance BV	5.050%	6/15/25	500	452
8 Embraer Overseas Ltd.	5.696%	9/16/23	1,166	1,137
Emerson Electric Co.	5.250%	10/15/18	525	575
Emerson Electric Co.	4.875%	10/15/19	275	302
Emerson Electric Co.	4.250%	11/15/20	25	27
Emerson Electric Co.	2.625%	12/1/21	450	447
Emerson Electric Co.	2.625%	2/15/23	1,000	979
Emerson Electric Co.	3.150%	6/1/25	450	447
Emerson Electric Co.	6.000%	8/15/32	150	180
Emerson Electric Co.	6.125%	4/15/39	125	154
Emerson Electric Co.	5.250%	11/15/39	135	152
Exelis Inc.	4.250%	10/1/16	225	229
Exelis Inc.	5.550%	10/1/21	200	220
Flowserve Corp.	3.500%	9/15/22	1,125	1,094
Flowserve Corp.	4.000%	11/15/23	375	374
Fortune Brands Home & Security Inc.	3.000%	6/15/20	275	274
Fortune Brands Home & Security Inc.	4.000%	6/15/25	250	248
5 GE Capital Trust I	6.375%	11/15/67	500	521
General Dynamics Corp.	1.000%	11/15/17	1,100	1,097
General Dynamics Corp.	3.875%	7/15/21	750	792
General Dynamics Corp.	2.250%	11/15/22	900	865
General Dynamics Corp.	3.600%	11/15/42	125	116
General Electric Capital Corp.	6.000%	8/7/19	358	405

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Electric Capital Corp.	2.100%	12/11/19	100	100
General Electric Capital Corp.	5.500%	1/8/20	739	829
General Electric Capital Corp.	2.200%	1/9/20	644	645
General Electric Capital Corp.	5.550%	5/4/20	780	884
General Electric Capital Corp.	4.375%	9/16/20	656	714
General Electric Capital Corp.	4.625%	1/7/21	390	428
General Electric Capital Corp.	5.300%	2/11/21	514	579
General Electric Capital Corp.	4.650%	10/17/21	969	1,069
General Electric Capital Corp.	3.150%	9/7/22	318	326
General Electric Capital Corp.	3.100%	1/9/23	841	853
General Electric Capital Corp.	3.450%	5/15/24	338	349
General Electric Capital Corp.	6.750%	3/15/32	1,885	2,450
General Electric Capital Corp.	6.150%	8/7/37	573	716
General Electric Capital Corp.	5.875%	1/14/38	1,887	2,307
General Electric Capital Corp.	6.875%	1/10/39	1,305	1,776
5 General Electric Capital Corp.	6.375%	11/15/67	1,043	1,086
General Electric Co.	5.250%	12/6/17	2,040	2,180
General Electric Co.	2.700%	10/9/22	1,900	1,892
General Electric Co.	3.375%	3/11/24	2,000	2,072
General Electric Co.	4.125%	10/9/42	2,050	2,003
General Electric Co.	4.500%	3/11/44	450	462
Harris Corp.	1.999%	4/27/18	225	223
Harris Corp.	2.700%	4/27/20	250	245
Harris Corp.	4.400%	12/15/20	1,700	1,776
Harris Corp.	3.832%	4/27/25	250	246
Harris Corp.	4.854%	4/27/35	1,250	1,230
Harris Corp.	6.150%	12/15/40	25	27
Harris Corp.	5.054%	4/27/45	325	317
Honeywell International Inc.	5.300%	3/15/17	275	288
Honeywell International Inc.	5.300%	3/1/18	650	702
Honeywell International Inc.	5.000%	2/15/19	105	115
Honeywell International Inc.	4.250%	3/1/21	805	881
Honeywell International Inc.	3.350%	12/1/23	1,325	1,365
Honeywell International Inc.	5.700%	3/15/37	105	127
Honeywell International Inc.	5.375%	3/1/41	1,855	2,201
Illinois Tool Works Inc.	6.250%	4/1/19	450	507
Illinois Tool Works Inc.	3.375%	9/15/21	105	108
Illinois Tool Works Inc.	4.875%	9/15/41	105	115
Illinois Tool Works Inc.	3.900%	9/1/42	1,225	1,157
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,550	1,712
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	125	126
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	250	259
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	325	358
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	100	98
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	250	239
John Deere Capital Corp.	2.000%	1/13/17	375	380
John Deere Capital Corp.	2.800%	9/18/17	550	562
John Deere Capital Corp.	1.200%	10/10/17	475	473
John Deere Capital Corp.	1.350%	1/16/18	2,000	1,992
John Deere Capital Corp.	1.750%	8/10/18	325	325
John Deere Capital Corp.	5.750%	9/10/18	530	583
John Deere Capital Corp.	2.250%	4/17/19	150	151
John Deere Capital Corp.	1.700%	1/15/20	1,975	1,922
John Deere Capital Corp.	2.050%	3/10/20	750	741
John Deere Capital Corp.	2.450%	9/11/20	275	275
John Deere Capital Corp.	3.900%	7/12/21	125	132
John Deere Capital Corp.	3.150%	10/15/21	305	310
John Deere Capital Corp.	2.750%	3/15/22	75	74
John Deere Capital Corp.	2.800%	1/27/23	1,775	1,741
John Deere Capital Corp.	3.350%	6/12/24	700	709
John Deere Capital Corp.	3.400%	9/11/25	325	329
Kennametal Inc.	2.650%	11/1/19	200	198
Kennametal Inc.	3.875%	2/15/22	125	124
L-3 Communications Corp.	1.500%	5/28/17	200	198

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
L-3 Communications Corp.	5.200%	10/15/19	825	874
L-3 Communications Corp.	4.750%	7/15/20	925	963
L-3 Communications Corp.	4.950%	2/15/21	575	591
L-3 Communications Corp.	3.950%	5/28/24	120	114
Lafarge SA	7.125%	7/15/36	300	353
Leggett & Platt Inc.	3.800%	11/15/24	400	403
Lockheed Martin Corp.	1.850%	11/23/18	275	274
Lockheed Martin Corp.	4.250%	11/15/19	855	916
Lockheed Martin Corp.	2.500%	11/23/20	575	573
Lockheed Martin Corp.	3.100%	1/15/23	170	170
Lockheed Martin Corp.	2.900%	3/1/25	175	168
Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,206
Lockheed Martin Corp.	3.600%	3/1/35	550	494
Lockheed Martin Corp.	4.500%	5/15/36	350	354
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,056
Lockheed Martin Corp.	5.500%	11/15/39	680	755
Lockheed Martin Corp.	5.720%	6/1/40	316	360
Lockheed Martin Corp.	4.700%	5/15/46	1,300	1,332
Martin Marietta Materials Inc.	6.600%	4/15/18	400	431
Mohawk Industries Inc.	3.850%	2/1/23	2,750	2,770
Northrop Grumman Corp.	1.750%	6/1/18	575	570
Northrop Grumman Corp.	3.500%	3/15/21	125	129
Northrop Grumman Corp.	3.250%	8/1/23	400	400
Northrop Grumman Corp.	5.050%	11/15/40	475	498
Northrop Grumman Corp.	4.750%	6/1/43	850	875
Owens Corning	4.200%	12/15/22	150	150
Parker Hannifin Corp.	5.500%	5/15/18	1,725	1,866
Parker Hannifin Corp.	3.500%	9/15/22	75	78
Parker Hannifin Corp.	6.250%	5/15/38	75	95
Pentair Finance SA	2.650%	12/1/19	500	485
Precision Castparts Corp.	1.250%	1/15/18	1,650	1,639
Precision Castparts Corp.	2.250%	6/15/20	300	298
Precision Castparts Corp.	2.500%	1/15/23	125	121
Precision Castparts Corp.	3.250%	6/15/25	300	298
Precision Castparts Corp.	3.900%	1/15/43	175	163
Precision Castparts Corp.	4.375%	6/15/45	350	349
Raytheon Co.	6.750%	3/15/18	125	139
Raytheon Co.	3.125%	10/15/20	425	438
Raytheon Co.	2.500%	12/15/22	425	416
Raytheon Co.	7.200%	8/15/27	75	100
Raytheon Co.	4.875%	10/15/40	225	246
Raytheon Co.	4.700%	12/15/41	925	1,002
Republic Services Inc.	3.800%	5/15/18	2,535	2,627
Republic Services Inc.	5.500%	9/15/19	425	467
Republic Services Inc.	5.000%	3/1/20	500	543
Republic Services Inc.	5.250%	11/15/21	50	55
Republic Services Inc.	3.550%	6/1/22	300	307
Republic Services Inc.	3.200%	3/15/25	500	482
Republic Services Inc.	6.200%	3/1/40	975	1,145
Republic Services Inc.	5.700%	5/15/41	500	562
Rockwell Automation Inc.	5.650%	12/1/17	25	27
Rockwell Automation Inc.	6.700%	1/15/28	200	255
Rockwell Automation Inc.	6.250%	12/1/37	325	403
Rockwell Collins Inc.	5.250%	7/15/19	50	54
Rockwell Collins Inc.	3.100%	11/15/21	125	127
Rockwell Collins Inc.	4.800%	12/15/43	235	251
Roper Technologies Inc.	2.050%	10/1/18	1,175	1,168
Roper Technologies Inc.	6.250%	9/1/19	1,575	1,750
Snap-on Inc.	6.125%	9/1/21	200	230
Sonoco Products Co.	4.375%	11/1/21	65	68
Sonoco Products Co.	5.750%	11/1/40	765	828
Stanley Black & Decker Inc.	3.400%	12/1/21	450	459
Stanley Black & Decker Inc.	5.200%	9/1/40	150	163
Textron Inc.	5.600%	12/1/17	125	133

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Textron Inc.	7.250%	10/1/19	650	740
Textron Inc.	4.300%	3/1/24	625	637
United Technologies Corp.	1.800%	6/1/17	620	623
United Technologies Corp.	5.375%	12/15/17	1,575	1,693
United Technologies Corp.	6.125%	2/1/19	2,633	2,937
United Technologies Corp.	4.500%	4/15/20	445	486
United Technologies Corp.	3.100%	6/1/22	1,600	1,630
United Technologies Corp.	6.700%	8/1/28	200	255
United Technologies Corp.	7.500%	9/15/29	100	135
United Technologies Corp.	5.400%	5/1/35	400	448
United Technologies Corp.	6.050%	6/1/36	285	344
United Technologies Corp.	6.125%	7/15/38	1,000	1,224
United Technologies Corp.	5.700%	4/15/40	525	615
United Technologies Corp.	4.500%	6/1/42	2,725	2,737
United Technologies Corp.	4.150%	5/15/45	50	48
Valmont Industries Inc.	5.000%	10/1/44	290	251
Valmont Industries Inc.	5.250%	10/1/54	250	213
Waste Management Inc.	6.100%	3/15/18	1,100	1,199
Waste Management Inc.	4.600%	3/1/21	275	296
Waste Management Inc.	3.500%	5/15/24	700	706
Waste Management Inc.	3.125%	3/1/25	250	243
Waste Management Inc.	3.900%	3/1/35	250	234
Waste Management Inc.	4.100%	3/1/45	500	466
WW Grainger Inc.	4.600%	6/15/45	750	782
Communication (1.1%)
21st Century Fox America Inc.	6.900%	3/1/19	1,160	1,317
21st Century Fox America Inc.	5.650%	8/15/20	500	562
21st Century Fox America Inc.	4.500%	2/15/21	435	468
21st Century Fox America Inc.	3.000%	9/15/22	500	493
21st Century Fox America Inc.	4.000%	10/1/23	275	284
8 21st Century Fox America Inc.	3.700%	10/15/25	400	399
21st Century Fox America Inc.	6.550%	3/15/33	892	1,022
21st Century Fox America Inc.	6.200%	12/15/34	975	1,103
21st Century Fox America Inc.	6.400%	12/15/35	1,500	1,728
21st Century Fox America Inc.	8.150%	10/17/36	385	511
21st Century Fox America Inc.	6.150%	3/1/37	345	384
21st Century Fox America Inc.	6.900%	8/15/39	425	502
21st Century Fox America Inc.	6.150%	2/15/41	350	394
21st Century Fox America Inc.	5.400%	10/1/43	1,675	1,746
21st Century Fox America Inc.	4.750%	9/15/44	450	434
America Movil SAB de CV	5.625%	11/15/17	350	372
America Movil SAB de CV	5.000%	10/16/19	850	916
America Movil SAB de CV	5.000%	3/30/20	710	771
America Movil SAB de CV	3.125%	7/16/22	200	195
America Movil SAB de CV	6.375%	3/1/35	200	221
America Movil SAB de CV	6.125%	11/15/37	300	330
America Movil SAB de CV	6.125%	3/30/40	2,710	2,972
America Movil SAB de CV	4.375%	7/16/42	425	380
American Tower Corp.	4.500%	1/15/18	1,400	1,461
American Tower Corp.	2.800%	6/1/20	600	593
American Tower Corp.	5.050%	9/1/20	155	167
American Tower Corp.	5.900%	11/1/21	1,500	1,672
American Tower Corp.	5.000%	2/15/24	1,150	1,217
American Tower Corp.	4.000%	6/1/25	425	418
AT&T Corp.	8.250%	11/15/31	1,001	1,340
AT&T Inc.	2.400%	8/15/16	445	448
AT&T Inc.	1.600%	2/15/17	500	501
AT&T Inc.	1.700%	6/1/17	1,975	1,979
AT&T Inc.	5.500%	2/1/18	2,385	2,550
AT&T Inc.	5.600%	5/15/18	250	272
AT&T Inc.	2.375%	11/27/18	950	957
AT&T Inc.	5.800%	2/15/19	225	248
AT&T Inc.	2.300%	3/11/19	625	626

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Inc.	2.450%	6/30/20	1,950	1,926
AT&T Inc.	4.450%	5/15/21	485	515
AT&T Inc.	3.875%	8/15/21	3,615	3,740
AT&T Inc.	3.000%	2/15/22	600	591
AT&T Inc.	3.000%	6/30/22	2,000	1,945
AT&T Inc.	2.625%	12/1/22	875	829
AT&T Inc.	3.400%	5/15/25	1,675	1,610
AT&T Inc.	6.450%	6/15/34	945	1,062
AT&T Inc.	4.500%	5/15/35	800	743
AT&T Inc.	6.500%	9/1/37	448	504
AT&T Inc.	6.300%	1/15/38	885	969
AT&T Inc.	6.400%	5/15/38	550	607
AT&T Inc.	6.550%	2/15/39	760	856
AT&T Inc.	5.350%	9/1/40	2,555	2,527
AT&T Inc.	5.550%	8/15/41	210	211
AT&T Inc.	4.300%	12/15/42	1,773	1,518
AT&T Inc.	4.800%	6/15/44	2,000	1,834
AT&T Inc.	4.350%	6/15/45	1,306	1,124
AT&T Inc.	4.750%	5/15/46	2,500	2,290
AT&T Mobility LLC	7.125%	12/15/31	400	488
Bellsouth Capital Funding Corp.	7.875%	2/15/30	328	393
BellSouth LLC	6.875%	10/15/31	231	254
BellSouth LLC	6.550%	6/15/34	261	278
BellSouth LLC	6.000%	11/15/34	119	119
BellSouth Telecommunications LLC	6.375%	6/1/28	790	866
British Telecommunications plc	1.250%	2/14/17	150	149
British Telecommunications plc	5.950%	1/15/18	1,440	1,553
British Telecommunications plc	2.350%	2/14/19	200	200
British Telecommunications plc	9.625%	12/15/30	1,700	2,479
CBS Corp.	2.300%	8/15/19	350	346
CBS Corp.	5.750%	4/15/20	360	398
CBS Corp.	4.300%	2/15/21	550	573
CBS Corp.	3.375%	3/1/22	725	717
CBS Corp.	4.000%	1/15/26	500	487
CBS Corp.	7.875%	7/30/30	300	383
CBS Corp.	5.500%	5/15/33	200	199
CBS Corp.	4.850%	7/1/42	225	200
CBS Corp.	4.900%	8/15/44	750	681
CBS Corp.	4.600%	1/15/45	450	389
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	1,000	981
8 CCO Safari II LLC	3.579%	7/23/20	1,850	1,839
8 CCO Safari II LLC	4.464%	7/23/22	1,750	1,747
8 CCO Safari II LLC	4.908%	7/23/25	2,950	2,941
8 CCO Safari II LLC	6.384%	10/23/35	1,300	1,308
8 CCO Safari II LLC	6.484%	10/23/45	2,275	2,291
8 CCO Safari II LLC	6.834%	10/23/55	325	319
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,537
Comcast Cable Communications LLC	8.875%	5/1/17	850	932
Comcast Corp.	5.700%	5/15/18	1,475	1,613
Comcast Corp.	5.700%	7/1/19	3,305	3,703
Comcast Corp.	3.125%	7/15/22	100	101
Comcast Corp.	2.850%	1/15/23	750	744
Comcast Corp.	3.600%	3/1/24	350	362
Comcast Corp.	3.375%	8/15/25	1,000	1,013
Comcast Corp.	4.250%	1/15/33	2,450	2,441
Comcast Corp.	7.050%	3/15/33	1,000	1,289
Comcast Corp.	5.650%	6/15/35	1,450	1,681
Comcast Corp.	4.400%	8/15/35	500	505
Comcast Corp.	6.500%	11/15/35	1,075	1,349
Comcast Corp.	6.450%	3/15/37	900	1,115
Comcast Corp.	6.950%	8/15/37	1,220	1,592
Comcast Corp.	6.400%	5/15/38	600	737
Comcast Corp.	4.650%	7/15/42	2,410	2,435
Comcast Corp.	4.500%	1/15/43	225	224

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Comcast Corp.	4.600%	8/15/45	1,700	1,722
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	364
Deutsche Telekom International Finance BV	6.000%	7/8/19	675	749
Deutsche Telekom International Finance BV	8.750%	6/15/30	2,750	3,794
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	1,880	2,093
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.200%	3/15/20	1,150	1,246
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.600%	2/15/21	425	450
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.000%	3/1/21	925	999
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.450%	4/1/24	1,075	1,102
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.950%	1/15/25	2,225	2,192
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.350%	3/15/40	275	297
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.375%	3/1/41	1,225	1,311
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.150%	3/15/42	825	769
Discovery Communications LLC	5.050%	6/1/20	1,150	1,224
Discovery Communications LLC	4.375%	6/15/21	205	210
Discovery Communications LLC	3.300%	5/15/22	125	118
Discovery Communications LLC	3.250%	4/1/23	500	461
Discovery Communications LLC	3.450%	3/15/25	1,450	1,315
Discovery Communications LLC	4.950%	5/15/42	275	231
Discovery Communications LLC	4.875%	4/1/43	125	103
Embarq Corp.	7.995%	6/1/36	855	879
Grupo Televisa SAB	6.000%	5/15/18	1,400	1,507
Grupo Televisa SAB	6.625%	3/18/25	450	516
Grupo Televisa SAB	6.625%	1/15/40	500	525
GTE Corp.	6.940%	4/15/28	325	385
Historic TW Inc.	6.625%	5/15/29	200	234
Interpublic Group of Cos. Inc.	3.750%	2/15/23	1,000	964
Interpublic Group of Cos. Inc.	4.200%	4/15/24	825	818
Koninklijke KPN NV	8.375%	10/1/30	600	784
McGraw Hill Financial Inc.	5.900%	11/15/17	150	159
McGraw Hill Financial Inc.	2.500%	8/15/18	375	378
McGraw Hill Financial Inc.	3.300%	8/14/20	450	454
McGraw Hill Financial Inc.	4.000%	6/15/25	450	452
McGraw Hill Financial Inc.	4.400%	2/15/26	875	897
McGraw Hill Financial Inc.	6.550%	11/15/37	350	400
Moody's Corp.	2.750%	7/15/19	400	404
Moody's Corp.	4.500%	9/1/22	1,800	1,914
Moody's Corp.	5.250%	7/15/44	275	283
NBCUniversal Media LLC	5.150%	4/30/20	925	1,033
NBCUniversal Media LLC	4.375%	4/1/21	205	223
NBCUniversal Media LLC	6.400%	4/30/40	350	436
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,287
NBCUniversal Media LLC	4.450%	1/15/43	100	98
New Cingular Wireless Services Inc.	8.750%	3/1/31	155	214
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	100	100
Omnicom Group Inc.	6.250%	7/15/19	675	758
Omnicom Group Inc.	4.450%	8/15/20	500	533
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,112
Omnicom Group Inc.	3.650%	11/1/24	900	899
Orange SA	2.750%	2/6/19	900	914
Orange SA	5.375%	7/8/19	1,025	1,123
Orange SA	4.125%	9/14/21	902	951
Orange SA	9.000%	3/1/31	1,735	2,451
Orange SA	5.375%	1/13/42	25	26
Orange SA	5.500%	2/6/44	575	609
Pacific Bell Telephone Co.	7.125%	3/15/26	200	245
Qwest Corp.	6.500%	6/1/17	275	291
Qwest Corp.	6.750%	12/1/21	410	428
Qwest Corp.	7.250%	9/15/25	175	187
Qwest Corp.	6.875%	9/15/33	2,018	1,952
Qwest Corp.	7.125%	11/15/43	550	523
RELX Capital Inc.	8.625%	1/15/19	259	302
RELX Capital Inc.	3.125%	10/15/22	705	683
Rogers Communications Inc.	6.800%	8/15/18	950	1,062

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rogers Communications Inc.	3.000%	3/15/23	230	224
Rogers Communications Inc.	4.100%	10/1/23	225	235
Rogers Communications Inc.	3.625%	12/15/25	475	467
Rogers Communications Inc.	4.500%	3/15/43	540	504
Rogers Communications Inc.	5.000%	3/15/44	1,100	1,113
Scripps Networks Interactive Inc.	2.750%	11/15/19	500	492
Scripps Networks Interactive Inc.	2.800%	6/15/20	325	317
Scripps Networks Interactive Inc.	3.900%	11/15/24	250	239
Telefonica Emisiones SAU	3.192%	4/27/18	1,025	1,043
Telefonica Emisiones SAU	5.877%	7/15/19	910	1,006
Telefonica Emisiones SAU	5.134%	4/27/20	705	771
Telefonica Emisiones SAU	5.462%	2/16/21	350	391
Telefonica Emisiones SAU	4.570%	4/27/23	1,000	1,045
Telefonica Emisiones SAU	7.045%	6/20/36	1,485	1,795
Telefonica Europe BV	8.250%	9/15/30	750	976
Thomson Reuters Corp.	1.300%	2/23/17	450	447
Thomson Reuters Corp.	6.500%	7/15/18	50	55
Thomson Reuters Corp.	4.700%	10/15/19	125	134
Thomson Reuters Corp.	4.300%	11/23/23	600	616
Thomson Reuters Corp.	5.500%	8/15/35	350	356
Thomson Reuters Corp.	5.850%	4/15/40	1,425	1,499
Thomson Reuters Corp.	5.650%	11/23/43	625	650
Time Warner Cable Inc.	5.850%	5/1/17	825	863
Time Warner Cable Inc.	6.750%	7/1/18	475	520
Time Warner Cable Inc.	8.750%	2/14/19	1,250	1,448
Time Warner Cable Inc.	8.250%	4/1/19	700	804
Time Warner Cable Inc.	5.000%	2/1/20	2,045	2,164
Time Warner Cable Inc.	4.125%	2/15/21	500	515
Time Warner Cable Inc.	4.000%	9/1/21	850	858
Time Warner Cable Inc.	6.550%	5/1/37	550	555
Time Warner Cable Inc.	7.300%	7/1/38	1,000	1,086
Time Warner Cable Inc.	6.750%	6/15/39	1,600	1,638
Time Warner Cable Inc.	5.500%	9/1/41	750	678
Time Warner Cable Inc.	4.500%	9/15/42	800	630
Time Warner Cos. Inc.	6.950%	1/15/28	1,795	2,130
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	984
Time Warner Entertainment Co. LP	8.375%	7/15/33	650	769
Time Warner Inc.	2.100%	6/1/19	550	546
Time Warner Inc.	4.875%	3/15/20	1,240	1,341
Time Warner Inc.	4.700%	1/15/21	700	753
Time Warner Inc.	4.750%	3/29/21	600	645
Time Warner Inc.	4.000%	1/15/22	205	212
Time Warner Inc.	4.050%	12/15/23	75	77
Time Warner Inc.	3.550%	6/1/24	525	516
Time Warner Inc.	3.600%	7/15/25	825	804
Time Warner Inc.	3.875%	1/15/26	350	347
Time Warner Inc.	7.625%	4/15/31	835	1,034
Time Warner Inc.	7.700%	5/1/32	1,840	2,297
Time Warner Inc.	6.200%	3/15/40	150	165
Time Warner Inc.	6.100%	7/15/40	825	892
Time Warner Inc.	6.250%	3/29/41	325	361
Time Warner Inc.	5.375%	10/15/41	205	210
Time Warner Inc.	4.900%	6/15/42	250	235
Time Warner Inc.	5.350%	12/15/43	125	125
Time Warner Inc.	4.650%	6/1/44	525	483
Time Warner Inc.	4.850%	7/15/45	200	190
Verizon Communications Inc.	2.000%	11/1/16	825	830
Verizon Communications Inc.	1.350%	6/9/17	2,500	2,492
Verizon Communications Inc.	1.100%	11/1/17	200	199
Verizon Communications Inc.	5.500%	2/15/18	925	996
Verizon Communications Inc.	6.100%	4/15/18	155	169
Verizon Communications Inc.	3.650%	9/14/18	2,630	2,745
Verizon Communications Inc.	6.350%	4/1/19	1,000	1,125
Verizon Communications Inc.	2.625%	2/21/20	1,223	1,229

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Verizon Communications Inc.	4.500%	9/15/20	1,105	1,188
Verizon Communications Inc.	3.450%	3/15/21	300	307
Verizon Communications Inc.	4.600%	4/1/21	1,440	1,552
Verizon Communications Inc.	3.000%	11/1/21	850	852
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,059
Verizon Communications Inc.	2.450%	11/1/22	1,925	1,821
Verizon Communications Inc.	5.150%	9/15/23	5,515	6,050
Verizon Communications Inc.	4.150%	3/15/24	1,300	1,334
Verizon Communications Inc.	3.500%	11/1/24	1,000	986
Verizon Communications Inc.	7.750%	12/1/30	785	1,002
Verizon Communications Inc.	6.400%	9/15/33	1,538	1,757
Verizon Communications Inc.	5.050%	3/15/34	675	675
Verizon Communications Inc.	4.400%	11/1/34	1,125	1,051
Verizon Communications Inc.	5.850%	9/15/35	500	536
Verizon Communications Inc.	4.272%	1/15/36	2,969	2,680
Verizon Communications Inc.	6.250%	4/1/37	775	871
Verizon Communications Inc.	6.400%	2/15/38	835	950
Verizon Communications Inc.	6.900%	4/15/38	225	270
Verizon Communications Inc.	7.350%	4/1/39	1,200	1,487
Verizon Communications Inc.	6.000%	4/1/41	445	483
Verizon Communications Inc.	4.750%	11/1/41	625	574
Verizon Communications Inc.	3.850%	11/1/42	1,250	1,031
Verizon Communications Inc.	6.550%	9/15/43	2,698	3,193
Verizon Communications Inc.	4.862%	8/21/46	1,967	1,857
Verizon Communications Inc.	4.522%	9/15/48	3,291	2,946
Verizon Communications Inc.	5.012%	8/21/54	3,638	3,333
Verizon Communications Inc.	4.672%	3/15/55	4,302	3,731
Verizon Maryland LLC	5.125%	6/15/33	1,000	996
Verizon New England Inc.	7.875%	11/15/29	250	310
Verizon New York Inc.	7.375%	4/1/32	500	565
Viacom Inc.	3.500%	4/1/17	540	550
Viacom Inc.	2.500%	9/1/18	175	175
Viacom Inc.	2.200%	4/1/19	625	611
Viacom Inc.	5.625%	9/15/19	750	810
Viacom Inc.	2.750%	12/15/19	825	813
Viacom Inc.	3.875%	12/15/21	495	490
Viacom Inc.	3.125%	6/15/22	75	69
Viacom Inc.	4.250%	9/1/23	175	169
Viacom Inc.	3.875%	4/1/24	625	583
Viacom Inc.	4.850%	12/15/34	375	306
Viacom Inc.	6.875%	4/30/36	915	899
Viacom Inc.	4.375%	3/15/43	212	155
Viacom Inc.	5.850%	9/1/43	1,075	959
Viacom Inc.	5.250%	4/1/44	650	536
Vodafone Group plc	5.625%	2/27/17	2,060	2,152
Vodafone Group plc	1.625%	3/20/17	625	624
Vodafone Group plc	1.250%	9/26/17	1,350	1,337
Vodafone Group plc	1.500%	2/19/18	1,450	1,437
Vodafone Group plc	4.625%	7/15/18	125	132
Vodafone Group plc	5.450%	6/10/19	775	853
Vodafone Group plc	2.500%	9/26/22	200	185
Vodafone Group plc	2.950%	2/19/23	545	517
Vodafone Group plc	7.875%	2/15/30	425	518
Vodafone Group plc	6.250%	11/30/32	350	363
Vodafone Group plc	6.150%	2/27/37	1,105	1,096
Vodafone Group plc	4.375%	2/19/43	675	556
Walt Disney Co.	1.350%	8/16/16	165	165
Walt Disney Co.	0.875%	5/30/17	700	698
Walt Disney Co.	1.100%	12/1/17	850	848
Walt Disney Co.	1.850%	5/30/19	725	726
Walt Disney Co.	2.150%	9/17/20	1,100	1,098
Walt Disney Co.	2.350%	12/1/22	25	25
Walt Disney Co.	3.150%	9/17/25	1,200	1,219
Walt Disney Co.	4.375%	8/16/41	225	233

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Walt Disney Co.	4.125%	12/1/41	350	349
Walt Disney Co.	3.700%	12/1/42	450	419
Walt Disney Co.	4.125%	6/1/44	900	911
WPP Finance 2010	4.750%	11/21/21	221	238
WPP Finance 2010	3.750%	9/19/24	525	522
WPP Finance 2010	5.125%	9/7/42	1,050	993
Consumer Cyclical (0.8%)
Advance Auto Parts Inc.	4.500%	1/15/22	175	180
Advance Auto Parts Inc.	4.500%	12/1/23	400	409
Alibaba Group Holding Ltd.	1.625%	11/28/17	1,025	1,014
Alibaba Group Holding Ltd.	2.500%	11/28/19	1,325	1,298
Alibaba Group Holding Ltd.	3.125%	11/28/21	300	292
Alibaba Group Holding Ltd.	3.600%	11/28/24	1,400	1,346
Alibaba Group Holding Ltd.	4.500%	11/28/34	600	571
Amazon.com Inc.	1.200%	11/29/17	650	648
Amazon.com Inc.	2.600%	12/5/19	1,650	1,676
Amazon.com Inc.	3.300%	12/5/21	750	772
Amazon.com Inc.	2.500%	11/29/22	475	459
Amazon.com Inc.	3.800%	12/5/24	400	416
Amazon.com Inc.	4.800%	12/5/34	1,000	1,050
Amazon.com Inc.	4.950%	12/5/44	1,000	1,065
American Honda Finance Corp.	1.200%	7/14/17	300	299
American Honda Finance Corp.	1.550%	12/11/17	1,700	1,700
American Honda Finance Corp.	1.600%	7/13/18	500	497
American Honda Finance Corp.	2.125%	10/10/18	450	453
American Honda Finance Corp.	2.250%	8/15/19	800	804
American Honda Finance Corp.	2.450%	9/24/20	525	526
Automatic Data Processing Inc.	2.250%	9/15/20	650	652
Automatic Data Processing Inc.	3.375%	9/15/25	675	689
AutoNation Inc.	6.750%	4/15/18	250	273
AutoNation Inc.	5.500%	2/1/20	180	195
AutoNation Inc.	3.350%	1/15/21	500	501
AutoZone Inc.	1.300%	1/13/17	350	350
AutoZone Inc.	7.125%	8/1/18	750	841
AutoZone Inc.	3.700%	4/15/22	1,350	1,375
AutoZone Inc.	3.125%	7/15/23	275	269
Bed Bath & Beyond Inc.	3.749%	8/1/24	100	98
Bed Bath & Beyond Inc.	4.915%	8/1/34	175	156
Bed Bath & Beyond Inc.	5.165%	8/1/44	525	448
Best Buy Co. Inc.	5.500%	3/15/21	125	130
Block Financial LLC	4.125%	10/1/20	313	316
Block Financial LLC	5.500%	11/1/22	300	318
Block Financial LLC	5.250%	10/1/25	350	358
BorgWarner Inc.	4.625%	9/15/20	50	54
BorgWarner Inc.	3.375%	3/15/25	250	236
BorgWarner Inc.	4.375%	3/15/45	500	447
Brinker International Inc.	2.600%	5/15/18	25	25
Brinker International Inc.	3.875%	5/15/23	350	337
Carnival Corp.	3.950%	10/15/20	450	474
Coach Inc.	4.250%	4/1/25	350	333
Costco Wholesale Corp.	5.500%	3/15/17	875	921
Costco Wholesale Corp.	1.125%	12/15/17	1,525	1,524
Costco Wholesale Corp.	1.750%	2/15/20	25	25
Cummins Inc.	3.650%	10/1/23	350	361
Cummins Inc.	7.125%	3/1/28	50	66
Cummins Inc.	4.875%	10/1/43	800	826
CVS Health Corp.	5.750%	6/1/17	307	325
CVS Health Corp.	1.900%	7/20/18	6,500	6,493
CVS Health Corp.	2.250%	12/5/18	375	377
CVS Health Corp.	4.750%	5/18/20	625	674
CVS Health Corp.	2.800%	7/20/20	500	502
CVS Health Corp.	3.500%	7/20/22	950	967
CVS Health Corp.	2.750%	12/1/22	975	948

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
8 CVS Health Corp.	4.750%	12/1/22	250	269
CVS Health Corp.	4.000%	12/5/23	660	686
8 CVS Health Corp.	5.000%	12/1/24	200	217
CVS Health Corp.	3.875%	7/20/25	1,975	2,009
CVS Health Corp.	4.875%	7/20/35	1,325	1,368
CVS Health Corp.	5.750%	5/15/41	1,255	1,419
CVS Health Corp.	5.300%	12/5/43	500	541
CVS Health Corp.	5.125%	7/20/45	2,250	2,372
Daimler Finance North America LLC	8.500%	1/18/31	905	1,314
Delphi Automotive plc	3.150%	11/19/20	350	349
Delphi Automotive plc	4.250%	1/15/26	700	702
Delphi Corp.	5.000%	2/15/23	450	470
Delphi Corp.	4.150%	3/15/24	475	481
Dollar General Corp.	3.250%	4/15/23	800	763
Dollar General Corp.	4.150%	11/1/25	500	496
eBay Inc.	1.350%	7/15/17	625	621
eBay Inc.	2.200%	8/1/19	1,100	1,087
eBay Inc.	3.250%	10/15/20	125	126
eBay Inc.	2.875%	8/1/21	450	443
eBay Inc.	2.600%	7/15/22	1,000	928
eBay Inc.	3.450%	8/1/24	800	762
eBay Inc.	4.000%	7/15/42	75	59
Expedia Inc.	5.950%	8/15/20	1,750	1,909
Expedia Inc.	4.500%	8/15/24	335	323
8 Expedia Inc.	5.000%	2/15/26	200	196
Ford Motor Co.	6.625%	10/1/28	575	661
Ford Motor Co.	6.375%	2/1/29	275	309
Ford Motor Co.	7.450%	7/16/31	1,425	1,750
Ford Motor Co.	4.750%	1/15/43	750	707
Ford Motor Co.	7.400%	11/1/46	300	365
Ford Motor Credit Co. LLC	4.250%	2/3/17	1,650	1,686
Ford Motor Credit Co. LLC	6.625%	8/15/17	2,025	2,160
Ford Motor Credit Co. LLC	1.724%	12/6/17	600	591
Ford Motor Credit Co. LLC	2.145%	1/9/18	2,000	1,989
Ford Motor Credit Co. LLC	2.375%	1/16/18	163	163
Ford Motor Credit Co. LLC	5.000%	5/15/18	2,150	2,251
Ford Motor Credit Co. LLC	2.875%	10/1/18	390	391
Ford Motor Credit Co. LLC	2.597%	11/4/19	750	737
Ford Motor Credit Co. LLC	8.125%	1/15/20	775	913
Ford Motor Credit Co. LLC	3.157%	8/4/20	1,100	1,094
Ford Motor Credit Co. LLC	3.200%	1/15/21	850	843
Ford Motor Credit Co. LLC	5.875%	8/2/21	1,175	1,311
Ford Motor Credit Co. LLC	3.219%	1/9/22	2,850	2,783
Ford Motor Credit Co. LLC	4.250%	9/20/22	575	592
Ford Motor Credit Co. LLC	4.375%	8/6/23	850	875
Ford Motor Credit Co. LLC	3.664%	9/8/24	500	487
Ford Motor Credit Co. LLC	4.134%	8/4/25	900	895
Gap Inc.	5.950%	4/12/21	1,150	1,217
General Motors Co.	3.500%	10/2/18	425	429
General Motors Co.	4.875%	10/2/23	980	1,001
General Motors Co.	4.000%	4/1/25	325	308
General Motors Co.	5.000%	4/1/35	680	637
General Motors Co.	6.250%	10/2/43	810	855
General Motors Co.	5.200%	4/1/45	965	907
General Motors Financial Co. Inc.	2.625%	7/10/17	235	236
General Motors Financial Co. Inc.	4.750%	8/15/17	475	491
General Motors Financial Co. Inc.	3.000%	9/25/17	155	156
General Motors Financial Co. Inc.	3.250%	5/15/18	335	337
General Motors Financial Co. Inc.	6.750%	6/1/18	825	894
General Motors Financial Co. Inc.	3.100%	1/15/19	1,150	1,153
General Motors Financial Co. Inc.	3.500%	7/10/19	1,025	1,028
General Motors Financial Co. Inc.	3.150%	1/15/20	555	547
General Motors Financial Co. Inc.	3.200%	7/13/20	2,600	2,554
General Motors Financial Co. Inc.	3.700%	11/24/20	975	975

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Motors Financial Co. Inc.	4.375%	9/25/21	375	379
General Motors Financial Co. Inc.	3.450%	4/10/22	815	779
General Motors Financial Co. Inc.	4.250%	5/15/23	425	420
General Motors Financial Co. Inc.	4.000%	1/15/25	650	617
General Motors Financial Co. Inc.	4.300%	7/13/25	775	755
Harley-Davidson Inc.	3.500%	7/28/25	400	399
Harley-Davidson Inc.	4.625%	7/28/45	350	341
Harman International Industries Inc.	4.150%	5/15/25	275	263
Home Depot Inc.	2.250%	9/10/18	1,925	1,967
Home Depot Inc.	2.000%	6/15/19	100	101
Home Depot Inc.	4.400%	4/1/21	600	660
Home Depot Inc.	2.625%	6/1/22	640	639
Home Depot Inc.	2.700%	4/1/23	600	596
Home Depot Inc.	3.750%	2/15/24	900	957
Home Depot Inc.	5.875%	12/16/36	2,045	2,486
Home Depot Inc.	5.950%	4/1/41	375	466
Home Depot Inc.	4.200%	4/1/43	1,250	1,254
Home Depot Inc.	4.875%	2/15/44	1,250	1,373
Home Depot Inc.	4.250%	4/1/46	490	499
Hyatt Hotels Corp.	3.375%	7/15/23	800	760
Johnson Controls Inc.	1.400%	11/2/17	175	173
Johnson Controls Inc.	5.000%	3/30/20	200	215
Johnson Controls Inc.	4.250%	3/1/21	345	356
Johnson Controls Inc.	3.750%	12/1/21	175	176
Johnson Controls Inc.	3.625%	7/2/24	300	286
Johnson Controls Inc.	6.000%	1/15/36	275	282
Johnson Controls Inc.	5.700%	3/1/41	205	200
Johnson Controls Inc.	5.250%	12/1/41	100	92
Johnson Controls Inc.	4.625%	7/2/44	200	170
Johnson Controls Inc.	4.950%	7/2/64	300	243
Kohl's Corp.	4.000%	11/1/21	845	868
Kohl's Corp.	4.250%	7/17/25	325	317
Kohl's Corp.	5.550%	7/17/45	300	278
Lowe's Cos. Inc.	1.625%	4/15/17	925	930
Lowe's Cos. Inc.	6.100%	9/15/17	200	215
Lowe's Cos. Inc.	4.625%	4/15/20	445	483
Lowe's Cos. Inc.	3.750%	4/15/21	205	216
Lowe's Cos. Inc.	3.800%	11/15/21	250	266
Lowe's Cos. Inc.	3.120%	4/15/22	450	461
Lowe's Cos. Inc.	3.875%	9/15/23	300	317
Lowe's Cos. Inc.	3.125%	9/15/24	300	299
Lowe's Cos. Inc.	3.375%	9/15/25	475	482
Lowe's Cos. Inc.	6.875%	2/15/28	192	243
Lowe's Cos. Inc.	5.800%	4/15/40	1,280	1,533
Lowe's Cos. Inc.	5.125%	11/15/41	100	111
Lowe's Cos. Inc.	4.650%	4/15/42	1,200	1,260
Lowe's Cos. Inc.	5.000%	9/15/43	100	109
Lowe's Cos. Inc.	4.250%	9/15/44	225	224
Lowe's Cos. Inc.	4.375%	9/15/45	475	487
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,000	1,078
Macy's Retail Holdings Inc.	3.450%	1/15/21	325	323
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	148
Macy's Retail Holdings Inc.	4.375%	9/1/23	750	742
Macy's Retail Holdings Inc.	3.625%	6/1/24	100	93
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	538
Macy's Retail Holdings Inc.	4.500%	12/15/34	800	663
Macy's Retail Holdings Inc.	6.375%	3/15/37	275	278
Macy's Retail Holdings Inc.	5.125%	1/15/42	750	655
Magna International Inc.	3.625%	6/15/24	450	441
Magna International Inc.	4.150%	10/1/25	300	306
Marriott International Inc.	6.375%	6/15/17	50	53
Marriott International Inc.	3.375%	10/15/20	850	866
Marriott International Inc.	2.875%	3/1/21	500	495
Marriott International Inc.	3.125%	10/15/21	350	348

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Marriott International Inc.	3.750%	10/1/25	300	294
MasterCard Inc.	2.000%	4/1/19	250	251
MasterCard Inc.	3.375%	4/1/24	625	638
McDonald's Corp.	5.300%	3/15/17	400	417
McDonald's Corp.	5.800%	10/15/17	550	586
McDonald's Corp.	5.350%	3/1/18	880	944
McDonald's Corp.	2.100%	12/7/18	200	200
McDonald's Corp.	1.875%	5/29/19	250	248
McDonald's Corp.	2.750%	12/9/20	425	425
McDonald's Corp.	2.625%	1/15/22	410	400
McDonald's Corp.	3.375%	5/26/25	1,030	1,012
McDonald's Corp.	3.700%	1/30/26	1,125	1,120
McDonald's Corp.	4.700%	12/9/35	475	473
McDonald's Corp.	6.300%	3/1/38	100	117
McDonald's Corp.	5.700%	2/1/39	375	410
McDonald's Corp.	3.700%	2/15/42	1,225	1,014
McDonald's Corp.	3.625%	5/1/43	275	227
McDonald's Corp.	4.600%	5/26/45	625	599
McDonald's Corp.	4.875%	12/9/45	1,125	1,127
Metropolitan Museum of Art New York Revenue	3.400%	7/1/45	225	204
NIKE Inc.	2.250%	5/1/23	50	49
NIKE Inc.	3.625%	5/1/43	125	115
NIKE Inc.	3.875%	11/1/45	1,125	1,085
Nordstrom Inc.	4.750%	5/1/20	750	811
Nordstrom Inc.	4.000%	10/15/21	585	615
Nordstrom Inc.	6.950%	3/15/28	200	245
Nordstrom Inc.	5.000%	1/15/44	197	204
NVR Inc.	3.950%	9/15/22	400	402
O'Reilly Automotive Inc.	4.875%	1/14/21	50	54
O'Reilly Automotive Inc.	4.625%	9/15/21	550	588
O'Reilly Automotive Inc.	3.800%	9/1/22	355	360
O'Reilly Automotive Inc.	3.850%	6/15/23	150	152
PACCAR Financial Corp.	1.600%	3/15/17	400	401
PACCAR Financial Corp.	1.400%	11/17/17	275	274
PACCAR Financial Corp.	1.450%	3/9/18	250	248
PACCAR Financial Corp.	1.750%	8/14/18	75	75
PACCAR Financial Corp.	2.200%	9/15/19	150	149
PACCAR Financial Corp.	2.500%	8/14/20	225	223
QVC Inc.	3.125%	4/1/19	525	519
QVC Inc.	5.125%	7/2/22	25	25
QVC Inc.	4.375%	3/15/23	75	71
QVC Inc.	4.850%	4/1/24	525	501
QVC Inc.	5.950%	3/15/43	325	277
Ralph Lauren Corp.	2.125%	9/26/18	200	202
Ralph Lauren Corp.	2.625%	8/18/20	225	227
Ross Stores Inc.	3.375%	9/15/24	150	148
Signet UK Finance plc	4.700%	6/15/24	250	246
Staples Inc.	4.375%	1/12/23	300	288
Starbucks Corp.	2.700%	6/15/22	350	350
Starbucks Corp.	3.850%	10/1/23	800	850
Starbucks Corp.	4.300%	6/15/45	175	183
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	250	244
Starwood Hotels & Resorts Worldwide Inc.	3.750%	3/15/25	525	513
Starwood Hotels & Resorts Worldwide Inc.	4.500%	10/1/34	175	153
Target Corp.	5.375%	5/1/17	200	211
Target Corp.	6.000%	1/15/18	495	539
Target Corp.	2.300%	6/26/19	1,550	1,572
Target Corp.	3.875%	7/15/20	145	156
Target Corp.	2.900%	1/15/22	900	913
Target Corp.	3.500%	7/1/24	1,175	1,216
Target Corp.	6.350%	11/1/32	450	563
Target Corp.	6.500%	10/15/37	750	972
Target Corp.	7.000%	1/15/38	500	683
Target Corp.	4.000%	7/1/42	500	490

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tiffany & Co.	4.900%	10/1/44	175	163
TJX Cos. Inc.	6.950%	4/15/19	175	201
TJX Cos. Inc.	2.750%	6/15/21	400	405
TJX Cos. Inc.	2.500%	5/15/23	2,100	2,028
Toyota Motor Credit Corp.	2.050%	1/12/17	950	958
Toyota Motor Credit Corp.	1.250%	10/5/17	1,450	1,445
Toyota Motor Credit Corp.	1.375%	1/10/18	825	823
Toyota Motor Credit Corp.	1.450%	1/12/18	300	300
Toyota Motor Credit Corp.	2.000%	10/24/18	1,125	1,132
Toyota Motor Credit Corp.	2.100%	1/17/19	1,000	1,002
Toyota Motor Credit Corp.	2.125%	7/18/19	1,000	1,000
Toyota Motor Credit Corp.	2.150%	3/12/20	1,500	1,503
Toyota Motor Credit Corp.	4.250%	1/11/21	300	325
Toyota Motor Credit Corp.	2.750%	5/17/21	500	506
Toyota Motor Credit Corp.	3.400%	9/15/21	305	317
Toyota Motor Credit Corp.	3.300%	1/12/22	650	669
Toyota Motor Credit Corp.	2.800%	7/13/22	500	498
Toyota Motor Credit Corp.	2.625%	1/10/23	550	541
VF Corp.	5.950%	11/1/17	250	269
VF Corp.	3.500%	9/1/21	380	398
VF Corp.	6.450%	11/1/37	1,000	1,280
Visa Inc.	1.200%	12/14/17	3,000	2,997
Visa Inc.	2.200%	12/14/20	2,200	2,196
Visa Inc.	2.800%	12/14/22	1,700	1,705
Visa Inc.	3.150%	12/14/25	3,900	3,907
Visa Inc.	4.150%	12/14/35	1,000	1,009
Visa Inc.	4.300%	12/14/45	2,250	2,280
Wal-Mart Stores Inc.	5.375%	4/5/17	200	211
Wal-Mart Stores Inc.	5.800%	2/15/18	655	716
Wal-Mart Stores Inc.	1.125%	4/11/18	2,225	2,215
Wal-Mart Stores Inc.	1.950%	12/15/18	750	761
Wal-Mart Stores Inc.	3.625%	7/8/20	50	54
Wal-Mart Stores Inc.	3.250%	10/25/20	1,135	1,197
Wal-Mart Stores Inc.	4.250%	4/15/21	1,615	1,787
Wal-Mart Stores Inc.	2.550%	4/11/23	575	566
Wal-Mart Stores Inc.	3.300%	4/22/24	1,425	1,471
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	2,891
Wal-Mart Stores Inc.	5.250%	9/1/35	455	518
Wal-Mart Stores Inc.	6.500%	8/15/37	1,910	2,462
Wal-Mart Stores Inc.	6.200%	4/15/38	800	1,004
Wal-Mart Stores Inc.	5.000%	10/25/40	1,265	1,391
Wal-Mart Stores Inc.	5.625%	4/15/41	1,615	1,915
Wal-Mart Stores Inc.	4.000%	4/11/43	1,120	1,087
Wal-Mart Stores Inc.	4.750%	10/2/43	1,625	1,751
Wal-Mart Stores Inc.	4.300%	4/22/44	650	663
Walgreen Co.	5.250%	1/15/19	231	247
Walgreen Co.	4.400%	9/15/42	300	257
Walgreens Boots Alliance Inc.	1.750%	11/17/17	800	795
Walgreens Boots Alliance Inc.	2.700%	11/18/19	600	600
Walgreens Boots Alliance Inc.	3.300%	11/18/21	1,500	1,469
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,025	997
Walgreens Boots Alliance Inc.	4.500%	11/18/34	500	456
Walgreens Boots Alliance Inc.	4.800%	11/18/44	880	799
Western Union Co.	6.200%	11/17/36	325	317
Western Union Co.	6.200%	6/21/40	150	140
Wyndham Worldwide Corp.	2.950%	3/1/17	425	428
Wyndham Worldwide Corp.	2.500%	3/1/18	250	249
Wyndham Worldwide Corp.	4.250%	3/1/22	500	500
Wyndham Worldwide Corp.	3.900%	3/1/23	175	169
Consumer Noncyclical (1.6%)
Abbott Laboratories	5.125%	4/1/19	646	710
Abbott Laboratories	2.000%	3/15/20	750	747
Abbott Laboratories	2.550%	3/15/22	500	496

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Abbott Laboratories	2.950%	3/15/25	700	691
Abbott Laboratories	6.150%	11/30/37	550	684
Abbott Laboratories	6.000%	4/1/39	200	245
Abbott Laboratories	5.300%	5/27/40	345	388
AbbVie Inc.	1.750%	11/6/17	2,525	2,520
AbbVie Inc.	1.800%	5/14/18	1,950	1,942
AbbVie Inc.	2.000%	11/6/18	900	896
AbbVie Inc.	2.500%	5/14/20	2,375	2,349
AbbVie Inc.	2.900%	11/6/22	2,600	2,512
AbbVie Inc.	3.200%	11/6/22	650	641
AbbVie Inc.	3.600%	5/14/25	2,420	2,388
AbbVie Inc.	4.500%	5/14/35	1,495	1,464
AbbVie Inc.	4.400%	11/6/42	1,664	1,547
AbbVie Inc.	4.700%	5/14/45	1,747	1,709
Actavis Funding SCS	1.850%	3/1/17	800	800
Actavis Funding SCS	1.300%	6/15/17	1,200	1,188
Actavis Funding SCS	2.350%	3/12/18	1,850	1,855
Actavis Funding SCS	3.000%	3/12/20	2,237	2,233
Actavis Funding SCS	3.450%	3/15/22	1,957	1,957
Actavis Funding SCS	3.850%	6/15/24	750	749
Actavis Funding SCS	3.800%	3/15/25	2,407	2,385
Actavis Funding SCS	4.550%	3/15/35	1,525	1,489
Actavis Funding SCS	4.850%	6/15/44	1,845	1,824
Actavis Funding SCS	4.750%	3/15/45	775	753
Actavis Inc.	1.875%	10/1/17	1,000	999
Actavis Inc.	3.250%	10/1/22	1,950	1,917
Actavis Inc.	4.625%	10/1/42	1,125	1,068
Agilent Technologies Inc.	5.000%	7/15/20	600	644
Agilent Technologies Inc.	3.200%	10/1/22	1,000	970
Allergan Inc.	1.350%	3/15/18	175	171
Allergan Inc.	2.800%	3/15/23	225	211
5 Allina Health System	4.805%	11/15/45	175	180
Altria Group Inc.	9.250%	8/6/19	613	751
Altria Group Inc.	2.625%	1/14/20	2,200	2,206
Altria Group Inc.	4.750%	5/5/21	950	1,032
Altria Group Inc.	2.850%	8/9/22	1,250	1,222
Altria Group Inc.	2.950%	5/2/23	200	194
Altria Group Inc.	4.000%	1/31/24	100	104
Altria Group Inc.	9.950%	11/10/38	869	1,399
Altria Group Inc.	10.200%	2/6/39	778	1,279
Altria Group Inc.	4.500%	5/2/43	375	356
Altria Group Inc.	5.375%	1/31/44	775	834
AmerisourceBergen Corp.	1.150%	5/15/17	200	199
AmerisourceBergen Corp.	3.500%	11/15/21	850	867
AmerisourceBergen Corp.	3.400%	5/15/24	300	294
AmerisourceBergen Corp.	3.250%	3/1/25	375	363
AmerisourceBergen Corp.	4.250%	3/1/45	400	371
Amgen Inc.	2.125%	5/15/17	1,075	1,082
Amgen Inc.	1.250%	5/22/17	700	698
Amgen Inc.	5.850%	6/1/17	375	397
Amgen Inc.	5.700%	2/1/19	780	860
Amgen Inc.	2.200%	5/22/19	1,600	1,598
Amgen Inc.	2.125%	5/1/20	495	488
Amgen Inc.	3.450%	10/1/20	275	283
Amgen Inc.	4.100%	6/15/21	1,360	1,431
Amgen Inc.	3.875%	11/15/21	840	876
Amgen Inc.	2.700%	5/1/22	225	218
Amgen Inc.	3.625%	5/15/22	625	643
Amgen Inc.	3.625%	5/22/24	1,000	1,000
Amgen Inc.	3.125%	5/1/25	525	499
Amgen Inc.	6.375%	6/1/37	400	466
Amgen Inc.	6.900%	6/1/38	625	776
Amgen Inc.	6.400%	2/1/39	700	833
Amgen Inc.	5.750%	3/15/40	669	722

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Amgen Inc.	4.950%	10/1/41	100	99
Amgen Inc.	5.150%	11/15/41	1,461	1,482
Amgen Inc.	5.650%	6/15/42	685	746
Amgen Inc.	5.375%	5/15/43	925	982
Amgen Inc.	4.400%	5/1/45	350	324
Anheuser-Busch Cos. LLC	5.500%	1/15/18	250	267
Anheuser-Busch Cos. LLC	6.800%	8/20/32	900	1,092
Anheuser-Busch Cos. LLC	6.500%	5/1/42	400	488
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	142	141
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	1,800	1,801
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	500	480
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	400	408
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	902
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	925	921
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	1,867	1,861
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	3,020	3,496
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	434
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	2,029
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,265	2,488
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	100	96
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,056
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	299
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	650	554
Archer-Daniels-Midland Co.	5.450%	3/15/18	120	130
Archer-Daniels-Midland Co.	4.479%	3/1/21	631	689
Archer-Daniels-Midland Co.	5.935%	10/1/32	280	333
Archer-Daniels-Midland Co.	4.535%	3/26/42	350	359
Archer-Daniels-Midland Co.	4.016%	4/16/43	300	290
5 Ascension Health	4.847%	11/15/53	625	675
AstraZeneca plc	5.900%	9/15/17	285	305
AstraZeneca plc	1.750%	11/16/18	700	698
AstraZeneca plc	1.950%	9/18/19	625	622
AstraZeneca plc	2.375%	11/16/20	1,400	1,391
AstraZeneca plc	3.375%	11/16/25	1,250	1,237
AstraZeneca plc	6.450%	9/15/37	1,705	2,126
AstraZeneca plc	4.375%	11/16/45	900	894
Baptist Health South Florida Obligated Group Revenue	4.590%	8/15/21	100	108
8 Baxalta Inc.	2.000%	6/22/18	225	223
8 Baxalta Inc.	2.875%	6/23/20	675	668
8 Baxalta Inc.	3.600%	6/23/22	325	325
8 Baxalta Inc.	4.000%	6/23/25	1,150	1,137
8 Baxalta Inc.	5.250%	6/23/45	705	707
Beam Suntory Inc.	1.750%	6/15/18	350	346
Beam Suntory Inc.	3.250%	5/15/22	25	25
Beam Suntory Inc.	3.250%	6/15/23	50	48
Becton Dickinson & Co.	1.450%	5/15/17	179	178
Becton Dickinson & Co.	1.800%	12/15/17	1,400	1,398
Becton Dickinson & Co.	5.000%	5/15/19	50	54
Becton Dickinson & Co.	6.375%	8/1/19	240	271
Becton Dickinson & Co.	2.675%	12/15/19	775	780
Becton Dickinson & Co.	3.250%	11/12/20	1,500	1,523
Becton Dickinson & Co.	3.125%	11/8/21	440	444
Becton Dickinson & Co.	3.734%	12/15/24	1,050	1,058
Becton Dickinson & Co.	6.000%	5/15/39	400	461
Becton Dickinson & Co.	4.685%	12/15/44	750	762
Becton Dickinson and Co.	3.875%	5/15/24	436	443
Biogen Inc.	6.875%	3/1/18	225	248
Biogen Inc.	2.900%	9/15/20	1,460	1,455
Biogen Inc.	3.625%	9/15/22	500	506
Biogen Inc.	4.050%	9/15/25	975	978
Biogen Inc.	5.200%	9/15/45	1,175	1,175
Boston Scientific Corp.	2.650%	10/1/18	1,600	1,609
Boston Scientific Corp.	6.000%	1/15/20	1,225	1,361
Boston Scientific Corp.	3.375%	5/15/22	200	198

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Boston Scientific Corp.	4.125%	10/1/23	125	128
Boston Scientific Corp.	3.850%	5/15/25	300	295
Boston Scientific Corp.	7.000%	11/15/35	200	234
Boston Scientific Corp.	7.375%	1/15/40	475	583
Bottling Group LLC	5.125%	1/15/19	525	575
Bristol-Myers Squibb Co.	1.750%	3/1/19	175	174
Bristol-Myers Squibb Co.	2.000%	8/1/22	1,075	1,043
Bristol-Myers Squibb Co.	3.250%	11/1/23	250	259
Bristol-Myers Squibb Co.	5.875%	11/15/36	402	490
Bristol-Myers Squibb Co.	6.125%	5/1/38	85	108
Bristol-Myers Squibb Co.	3.250%	8/1/42	295	257
Bristol-Myers Squibb Co.	4.500%	3/1/44	425	459
Brown-Forman Corp.	1.000%	1/15/18	350	345
Brown-Forman Corp.	2.250%	1/15/23	100	96
Brown-Forman Corp.	3.750%	1/15/43	150	137
Brown-Forman Corp.	4.500%	7/15/45	325	336
Bunge Ltd. Finance Corp.	3.200%	6/15/17	250	253
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	900
Campbell Soup Co.	3.050%	7/15/17	50	51
Campbell Soup Co.	4.250%	4/15/21	250	265
Campbell Soup Co.	3.300%	3/19/25	700	696
Campbell Soup Co.	3.800%	8/2/42	200	173
Cardinal Health Inc.	1.700%	3/15/18	250	249
Cardinal Health Inc.	1.950%	6/15/18	800	799
Cardinal Health Inc.	4.625%	12/15/20	590	642
Cardinal Health Inc.	3.200%	3/15/23	325	322
Cardinal Health Inc.	3.750%	9/15/25	325	330
Cardinal Health Inc.	4.600%	3/15/43	175	173
Cardinal Health Inc.	4.900%	9/15/45	450	461
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	200	200
5 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	609
Celgene Corp.	1.900%	8/15/17	250	251
Celgene Corp.	2.125%	8/15/18	475	475
Celgene Corp.	2.300%	8/15/18	600	603
Celgene Corp.	2.250%	5/15/19	450	446
Celgene Corp.	2.875%	8/15/20	450	447
Celgene Corp.	3.950%	10/15/20	800	839
Celgene Corp.	3.250%	8/15/22	500	495
Celgene Corp.	3.550%	8/15/22	250	252
Celgene Corp.	4.000%	8/15/23	450	462
Celgene Corp.	3.625%	5/15/24	650	639
Celgene Corp.	3.875%	8/15/25	1,525	1,519
Celgene Corp.	5.700%	10/15/40	75	80
Celgene Corp.	5.250%	8/15/43	1,500	1,533
Celgene Corp.	4.625%	5/15/44	650	615
Celgene Corp.	5.000%	8/15/45	500	502
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	150	147
Church & Dwight Co. Inc.	2.450%	12/15/19	400	399
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	325	316
Clorox Co.	3.800%	11/15/21	225	235
Clorox Co.	3.500%	12/15/24	600	600
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	250	250
Coca-Cola Co.	1.150%	4/1/18	757	755
Coca-Cola Co.	1.650%	11/1/18	425	429
Coca-Cola Co.	1.875%	10/27/20	750	742
Coca-Cola Co.	2.450%	11/1/20	800	813
Coca-Cola Co.	3.150%	11/15/20	1,052	1,100
Coca-Cola Co.	3.300%	9/1/21	1,210	1,264
Coca-Cola Co.	3.200%	11/1/23	1,650	1,709
Coca-Cola Co.	2.875%	10/27/25	1,125	1,106
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	614
Coca-Cola Enterprises Inc.	4.500%	9/1/21	200	214
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	375	403
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,217

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,300	1,397
Colgate-Palmolive Co.	1.300%	1/15/17	650	652
Colgate-Palmolive Co.	1.750%	3/15/19	450	452
Colgate-Palmolive Co.	2.450%	11/15/21	165	166
Colgate-Palmolive Co.	1.950%	2/1/23	500	481
Colgate-Palmolive Co.	2.100%	5/1/23	275	265
Colgate-Palmolive Co.	3.250%	3/15/24	375	389
Colgate-Palmolive Co.	4.000%	8/15/45	375	377
ConAgra Foods Inc.	1.900%	1/25/18	600	597
ConAgra Foods Inc.	3.250%	9/15/22	1,500	1,444
ConAgra Foods Inc.	3.200%	1/25/23	1,447	1,393
ConAgra Foods Inc.	7.125%	10/1/26	450	536
ConAgra Foods Inc.	7.000%	10/1/28	100	119
ConAgra Foods Inc.	6.625%	8/15/39	450	485
ConAgra Foods Inc.	4.650%	1/25/43	99	88
Covidien International Finance SA	6.000%	10/15/17	905	975
Covidien International Finance SA	3.200%	6/15/22	1,500	1,502
Covidien International Finance SA	6.550%	10/15/37	630	788
CR Bard Inc.	1.375%	1/15/18	1,825	1,796
CR Bard Inc.	4.400%	1/15/21	90	95
Delhaize Group SA	5.700%	10/1/40	1,150	1,180
Diageo Capital plc	1.500%	5/11/17	700	699
Diageo Capital plc	5.750%	10/23/17	690	741
Diageo Capital plc	4.828%	7/15/20	500	546
Diageo Capital plc	2.625%	4/29/23	2,000	1,929
Diageo Capital plc	5.875%	9/30/36	300	350
Diageo Investment Corp.	2.875%	5/11/22	300	295
Diageo Investment Corp.	4.250%	5/11/42	650	652
Dignity Health California GO	2.637%	11/1/19	200	201
Dignity Health California GO	3.125%	11/1/22	150	149
Dignity Health California GO	3.812%	11/1/24	350	357
Dignity Health California GO	4.500%	11/1/42	550	522
Dignity Health California GO	5.267%	11/1/64	200	205
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	925	1,026
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	40	40
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	489
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	250	245
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	200	275
Edwards Lifesciences Corp.	2.875%	10/15/18	125	126
Eli Lilly & Co.	5.200%	3/15/17	315	330
Eli Lilly & Co.	1.250%	3/1/18	650	649
Eli Lilly & Co.	1.950%	3/15/19	650	655
Eli Lilly & Co.	2.750%	6/1/25	525	520
Eli Lilly & Co.	3.700%	3/1/45	775	726
Estee Lauder Cos. Inc.	2.350%	8/15/22	225	218
Estee Lauder Cos. Inc.	6.000%	5/15/37	50	61
Estee Lauder Cos. Inc.	3.700%	8/15/42	775	695
Estee Lauder Cos. Inc.	4.375%	6/15/45	200	201
Express Scripts Holding Co.	2.650%	2/15/17	2,100	2,121
Express Scripts Holding Co.	4.750%	11/15/21	650	699
Express Scripts Holding Co.	3.900%	2/15/22	1,925	1,980
Express Scripts Holding Co.	6.125%	11/15/41	450	512
Flowers Foods Inc.	4.375%	4/1/22	175	182
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	325	289
General Mills Inc.	5.700%	2/15/17	575	602
General Mills Inc.	1.400%	10/20/17	400	398
General Mills Inc.	5.650%	2/15/19	1,650	1,810
General Mills Inc.	2.200%	10/21/19	200	201
General Mills Inc.	3.150%	12/15/21	425	426
General Mills Inc.	3.650%	2/15/24	525	541
General Mills Inc.	5.400%	6/15/40	245	269
Gilead Sciences Inc.	1.850%	9/4/18	650	653
Gilead Sciences Inc.	2.050%	4/1/19	1,400	1,402
Gilead Sciences Inc.	2.350%	2/1/20	600	600

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Gilead Sciences Inc.	2.550%	9/1/20	1,125	1,125
Gilead Sciences Inc.	4.500%	4/1/21	300	325
Gilead Sciences Inc.	4.400%	12/1/21	800	862
Gilead Sciences Inc.	3.250%	9/1/22	625	629
Gilead Sciences Inc.	3.700%	4/1/24	1,500	1,533
Gilead Sciences Inc.	3.500%	2/1/25	825	830
Gilead Sciences Inc.	3.650%	3/1/26	2,100	2,118
Gilead Sciences Inc.	4.600%	9/1/35	500	508
Gilead Sciences Inc.	5.650%	12/1/41	600	684
Gilead Sciences Inc.	4.800%	4/1/44	1,750	1,752
Gilead Sciences Inc.	4.500%	2/1/45	750	737
Gilead Sciences Inc.	4.750%	3/1/46	1,625	1,635
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	2,895	3,155
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	75
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	341
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,895	2,414
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	303
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,875	1,882
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	201
Hasbro Inc.	6.300%	9/15/17	550	589
Hasbro Inc.	3.150%	5/15/21	200	200
Hasbro Inc.	6.350%	3/15/40	400	439
Hasbro Inc.	5.100%	5/15/44	300	284
Hershey Co.	1.600%	8/21/18	215	216
Hershey Co.	4.125%	12/1/20	215	232
Hershey Co.	2.625%	5/1/23	750	738
Hershey Co.	3.200%	8/21/25	170	172
Hillshire Brands Co.	4.100%	9/15/20	175	180
Hormel Foods Corp.	4.125%	4/15/21	75	81
Ingredion Inc.	4.625%	11/1/20	50	53
Ingredion Inc.	6.625%	4/15/37	75	89
International Flavors & Fragrances Inc.	3.200%	5/1/23	50	49
JM Smucker Co.	1.750%	3/15/18	225	224
JM Smucker Co.	2.500%	3/15/20	325	323
JM Smucker Co.	3.500%	10/15/21	480	495
JM Smucker Co.	3.000%	3/15/22	250	249
JM Smucker Co.	3.500%	3/15/25	550	547
JM Smucker Co.	4.250%	3/15/35	525	513
JM Smucker Co.	4.375%	3/15/45	425	412
Johnson & Johnson	1.125%	11/21/17	300	300
Johnson & Johnson	5.150%	7/15/18	125	137
Johnson & Johnson	1.650%	12/5/18	275	277
Johnson & Johnson	1.875%	12/5/19	300	301
Johnson & Johnson	2.950%	9/1/20	400	418
Johnson & Johnson	2.450%	12/5/21	200	203
Johnson & Johnson	6.730%	11/15/23	245	313
Johnson & Johnson	3.375%	12/5/23	650	690
Johnson & Johnson	6.950%	9/1/29	975	1,386
Johnson & Johnson	4.950%	5/15/33	550	640
Johnson & Johnson	4.375%	12/5/33	700	771
Johnson & Johnson	5.950%	8/15/37	645	832
Johnson & Johnson	5.850%	7/15/38	325	418
Johnson & Johnson	4.500%	9/1/40	219	240
Kaiser Foundation Hospitals	3.500%	4/1/22	100	101
Kaiser Foundation Hospitals	4.875%	4/1/42	400	410
Kellogg Co.	1.750%	5/17/17	100	100
Kellogg Co.	3.250%	5/21/18	875	898
Kellogg Co.	4.150%	11/15/19	250	265
Kellogg Co.	4.000%	12/15/20	370	389
Kellogg Co.	7.450%	4/1/31	550	696
Kimberly-Clark Corp.	6.125%	8/1/17	200	215
Kimberly-Clark Corp.	1.850%	3/1/20	1,325	1,308
Kimberly-Clark Corp.	3.625%	8/1/20	250	265
Kimberly-Clark Corp.	2.150%	8/15/20	100	100

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kimberly-Clark Corp.	3.875%	3/1/21	560	603
Kimberly-Clark Corp.	2.400%	6/1/23	150	145
Kimberly-Clark Corp.	3.050%	8/15/25	100	101
Kimberly-Clark Corp.	5.300%	3/1/41	825	928
Kimberly-Clark Corp.	3.700%	6/1/43	175	163
Koninklijke Philips NV	5.750%	3/11/18	750	803
Koninklijke Philips NV	3.750%	3/15/22	825	847
Koninklijke Philips NV	6.875%	3/11/38	180	210
Koninklijke Philips NV	5.000%	3/15/42	335	323
Kraft Foods Group Inc.	2.250%	6/5/17	500	504
Kraft Foods Group Inc.	6.125%	8/23/18	1,160	1,277
Kraft Foods Group Inc.	5.375%	2/10/20	78	85
Kraft Foods Group Inc.	3.500%	6/6/22	300	303
Kraft Foods Group Inc.	6.875%	1/26/39	725	861
Kraft Foods Group Inc.	6.500%	2/9/40	600	695
Kraft Foods Group Inc.	5.000%	6/4/42	1,530	1,541
8 Kraft Heinz Foods Co.	1.600%	6/30/17	775	773
8 Kraft Heinz Foods Co.	2.000%	7/2/18	765	762
8 Kraft Heinz Foods Co.	2.800%	7/2/20	800	797
8 Kraft Heinz Foods Co.	3.500%	7/15/22	675	680
8 Kraft Heinz Foods Co.	3.950%	7/15/25	2,025	2,043
8 Kraft Heinz Foods Co.	5.000%	7/15/35	650	666
8 Kraft Heinz Foods Co.	5.200%	7/15/45	775	810
Kroger Co.	2.200%	1/15/17	525	530
Kroger Co.	6.400%	8/15/17	165	177
Kroger Co.	2.300%	1/15/19	650	650
Kroger Co.	6.150%	1/15/20	1,010	1,137
Kroger Co.	3.300%	1/15/21	700	711
Kroger Co.	2.950%	11/1/21	1,200	1,184
Kroger Co.	3.850%	8/1/23	325	335
Kroger Co.	4.000%	2/1/24	400	415
Kroger Co.	7.700%	6/1/29	200	263
Kroger Co.	8.000%	9/15/29	750	1,010
Kroger Co.	6.900%	4/15/38	375	460
Kroger Co.	5.150%	8/1/43	350	366
Laboratory Corp. of America Holdings	2.625%	2/1/20	250	248
Laboratory Corp. of America Holdings	3.200%	2/1/22	275	270
Laboratory Corp. of America Holdings	3.750%	8/23/22	225	227
Laboratory Corp. of America Holdings	3.600%	2/1/25	600	580
Laboratory Corp. of America Holdings	4.700%	2/1/45	550	503
Life Technologies Corp.	6.000%	3/1/20	485	538
Life Technologies Corp.	5.000%	1/15/21	275	293
Mattel Inc.	1.700%	3/15/18	125	124
Mattel Inc.	2.350%	5/6/19	500	497
Mattel Inc.	3.150%	3/15/23	75	72
Mattel Inc.	5.450%	11/1/41	205	203
5 Mayo Clinic	3.774%	11/15/43	625	586
5 Mayo Clinic	4.000%	11/15/47	300	284
McCormick & Co. Inc.	3.900%	7/15/21	100	107
McCormick & Co. Inc.	3.500%	9/1/23	125	127
McKesson Corp.	1.292%	3/10/17	750	748
McKesson Corp.	7.500%	2/15/19	740	847
McKesson Corp.	2.284%	3/15/19	700	698
McKesson Corp.	4.750%	3/1/21	485	525
McKesson Corp.	2.700%	12/15/22	250	240
McKesson Corp.	3.796%	3/15/24	100	101
McKesson Corp.	6.000%	3/1/41	1,025	1,185
Mead Johnson Nutrition Co.	4.900%	11/1/19	625	674
Mead Johnson Nutrition Co.	3.000%	11/15/20	250	250
Mead Johnson Nutrition Co.	4.125%	11/15/25	475	478
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	425
Medco Health Solutions Inc.	7.125%	3/15/18	805	887
Medco Health Solutions Inc.	4.125%	9/15/20	410	430
Medtronic Inc.	1.500%	3/15/18	500	500

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Medtronic Inc.	1.375%	4/1/18	1,075	1,069
Medtronic Inc.	2.500%	3/15/20	2,031	2,043
Medtronic Inc.	4.450%	3/15/20	175	189
Medtronic Inc.	4.125%	3/15/21	410	437
Medtronic Inc.	3.125%	3/15/22	400	403
Medtronic Inc.	3.150%	3/15/22	1,350	1,363
Medtronic Inc.	2.750%	4/1/23	800	781
Medtronic Inc.	3.625%	3/15/24	1,650	1,691
Medtronic Inc.	3.500%	3/15/25	3,000	3,035
Medtronic Inc.	4.375%	3/15/35	1,700	1,716
Medtronic Inc.	5.550%	3/15/40	75	86
Medtronic Inc.	4.500%	3/15/42	438	439
Medtronic Inc.	4.000%	4/1/43	275	256
Medtronic Inc.	4.625%	3/15/44	293	299
Medtronic Inc.	4.625%	3/15/45	3,150	3,249
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	144
Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	100	108
Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	450	418
Merck & Co. Inc.	1.100%	1/31/18	175	174
Merck & Co. Inc.	1.850%	2/10/20	1,000	998
Merck & Co. Inc.	3.875%	1/15/21	625	670
Merck & Co. Inc.	2.350%	2/10/22	100	98
Merck & Co. Inc.	2.400%	9/15/22	600	586
Merck & Co. Inc.	2.800%	5/18/23	3,825	3,805
Merck & Co. Inc.	2.750%	2/10/25	1,250	1,215
Merck & Co. Inc.	6.550%	9/15/37	260	341
Merck & Co. Inc.	3.600%	9/15/42	150	137
Merck & Co. Inc.	4.150%	5/18/43	530	524
Merck & Co. Inc.	3.700%	2/10/45	3,045	2,800
Merck Sharp & Dohme Corp.	5.000%	6/30/19	580	640
Merck Sharp & Dohme Corp.	5.750%	11/15/36	150	180
Molson Coors Brewing Co.	2.000%	5/1/17	125	125
Molson Coors Brewing Co.	3.500%	5/1/22	75	75
Molson Coors Brewing Co.	5.000%	5/1/42	275	266
Mondelez International Inc.	6.500%	8/11/17	175	188
Mondelez International Inc.	6.125%	2/1/18	285	310
Mondelez International Inc.	2.250%	2/1/19	750	749
Mondelez International Inc.	5.375%	2/10/20	709	784
Mondelez International Inc.	4.000%	2/1/24	1,200	1,238
Mondelez International Inc.	6.500%	11/1/31	225	263
Mondelez International Inc.	6.500%	2/9/40	580	712
Mylan Inc.	2.600%	6/24/18	72	71
Mylan Inc.	2.550%	3/28/19	511	504
Mylan Inc.	4.200%	11/29/23	1,325	1,299
Mylan Inc.	5.400%	11/29/43	325	303
New York & Presbyterian Hospital	4.024%	8/1/45	300	283
Newell Rubbermaid Inc.	2.050%	12/1/17	775	768
Newell Rubbermaid Inc.	2.150%	10/15/18	200	194
Newell Rubbermaid Inc.	2.875%	12/1/19	225	217
Newell Rubbermaid Inc.	4.000%	12/1/24	425	394
Newell Rubbermaid Inc.	3.900%	11/1/25	350	321
Novant Health Inc.	5.850%	11/1/19	300	337
Novant Health Inc.	4.371%	11/1/43	475	455
Novartis Capital Corp.	4.400%	4/24/20	225	247
Novartis Capital Corp.	2.400%	9/21/22	3,000	2,952
Novartis Capital Corp.	3.000%	11/20/25	900	887
Novartis Capital Corp.	4.400%	5/6/44	1,200	1,247
Novartis Capital Corp.	4.000%	11/20/45	1,200	1,175
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,506
NYU Hospitals Center	4.784%	7/1/44	375	378
Partners Healthcare System Inc.	4.117%	7/1/55	150	137
Partners Healthcare System Massachusetts GO	3.443%	7/1/21	200	206
PepsiAmericas Inc.	5.000%	5/15/17	450	473
PepsiCo Inc.	1.250%	8/13/17	500	500

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PepsiCo Inc.	1.000%	10/13/17	325	323
PepsiCo Inc.	1.250%	4/30/18	450	448
PepsiCo Inc.	5.000%	6/1/18	1,125	1,216
PepsiCo Inc.	7.900%	11/1/18	1,725	2,019
PepsiCo Inc.	2.250%	1/7/19	525	532
PepsiCo Inc.	1.850%	4/30/20	1,475	1,462
PepsiCo Inc.	2.150%	10/14/20	1,075	1,069
PepsiCo Inc.	3.125%	11/1/20	30	31
PepsiCo Inc.	3.000%	8/25/21	1,070	1,096
PepsiCo Inc.	2.750%	3/5/22	2,725	2,733
PepsiCo Inc.	3.600%	3/1/24	600	626
PepsiCo Inc.	2.750%	4/30/25	725	709
PepsiCo Inc.	3.500%	7/17/25	500	516
PepsiCo Inc.	4.875%	11/1/40	165	177
PepsiCo Inc.	4.000%	3/5/42	491	473
PepsiCo Inc.	3.600%	8/13/42	1,000	907
PepsiCo Inc.	4.250%	10/22/44	500	497
PepsiCo Inc.	4.600%	7/17/45	785	828
PepsiCo Inc.	4.450%	4/14/46	575	592
PerkinElmer Inc.	5.000%	11/15/21	340	359
Perrigo Co. plc	2.300%	11/8/18	970	956
Perrigo Co. plc	4.000%	11/15/23	650	632
Perrigo Co. plc	5.300%	11/15/43	125	120
Perrigo Finance plc	3.900%	12/15/24	400	385
Perrigo Finance plc	4.900%	12/15/44	500	451
Pfizer Inc.	6.200%	3/15/19	3,035	3,416
Pfizer Inc.	2.100%	5/15/19	750	754
Pfizer Inc.	3.000%	6/15/23	450	458
Pfizer Inc.	3.400%	5/15/24	400	410
Pfizer Inc.	7.200%	3/15/39	410	563
Pfizer Inc.	4.300%	6/15/43	1,500	1,500
Pfizer Inc.	4.400%	5/15/44	400	404
Philip Morris International Inc.	1.625%	3/20/17	200	201
Philip Morris International Inc.	1.250%	8/11/17	225	225
Philip Morris International Inc.	1.125%	8/21/17	75	75
Philip Morris International Inc.	1.250%	11/9/17	375	374
Philip Morris International Inc.	5.650%	5/16/18	2,935	3,203
Philip Morris International Inc.	4.125%	5/17/21	370	396
Philip Morris International Inc.	2.625%	3/6/23	1,050	1,028
Philip Morris International Inc.	3.250%	11/10/24	875	882
Philip Morris International Inc.	3.375%	8/11/25	475	481
Philip Morris International Inc.	6.375%	5/16/38	475	597
Philip Morris International Inc.	4.375%	11/15/41	2,595	2,581
Philip Morris International Inc.	4.500%	3/20/42	450	449
Philip Morris International Inc.	3.875%	8/21/42	75	69
Philip Morris International Inc.	4.125%	3/4/43	300	283
5 Procter & Gamble - Esop	9.360%	1/1/21	617	737
Procter & Gamble Co.	4.700%	2/15/19	485	529
Procter & Gamble Co.	1.900%	11/1/19	275	276
Procter & Gamble Co.	3.100%	8/15/23	1,100	1,148
Procter & Gamble Co.	6.450%	1/15/26	850	1,079
Procter & Gamble Co.	5.800%	8/15/34	100	121
Procter & Gamble Co.	5.550%	3/5/37	1,630	1,993
Quest Diagnostics Inc.	2.700%	4/1/19	650	648
Quest Diagnostics Inc.	4.750%	1/30/20	300	318
Quest Diagnostics Inc.	2.500%	3/30/20	160	158
Quest Diagnostics Inc.	4.700%	4/1/21	465	492
Quest Diagnostics Inc.	4.250%	4/1/24	200	206
Quest Diagnostics Inc.	3.500%	3/30/25	225	218
Quest Diagnostics Inc.	5.750%	1/30/40	240	249
Quest Diagnostics Inc.	4.700%	3/30/45	125	113
Reynolds American Inc.	6.750%	6/15/17	100	107
Reynolds American Inc.	2.300%	8/21/17	2,125	2,141
Reynolds American Inc.	7.750%	6/1/18	500	561

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Reynolds American Inc.	2.300%	6/12/18	550	553
Reynolds American Inc.	8.125%	6/23/19	450	529
Reynolds American Inc.	3.250%	6/12/20	825	838
Reynolds American Inc.	4.000%	6/12/22	600	624
Reynolds American Inc.	3.250%	11/1/22	150	148
Reynolds American Inc.	4.850%	9/15/23	75	80
Reynolds American Inc.	4.450%	6/12/25	1,980	2,072
Reynolds American Inc.	5.700%	8/15/35	500	547
Reynolds American Inc.	8.125%	5/1/40	400	499
Reynolds American Inc.	7.000%	8/4/41	75	85
Reynolds American Inc.	4.750%	11/1/42	450	430
Reynolds American Inc.	6.150%	9/15/43	100	114
Reynolds American Inc.	5.850%	8/15/45	1,635	1,813
Sanofi	1.250%	4/10/18	650	647
Sanofi	4.000%	3/29/21	1,360	1,453
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	150	156
St. Jude Medical Inc.	2.000%	9/15/18	355	354
St. Jude Medical Inc.	2.800%	9/15/20	355	355
St. Jude Medical Inc.	3.250%	4/15/23	700	687
St. Jude Medical Inc.	3.875%	9/15/25	325	329
St. Jude Medical Inc.	4.750%	4/15/43	450	441
Stryker Corp.	4.375%	1/15/20	100	108
Stryker Corp.	3.375%	5/15/24	1,000	1,004
Stryker Corp.	3.375%	11/1/25	250	247
Stryker Corp.	4.375%	5/15/44	175	173
Sysco Corp.	5.250%	2/12/18	500	534
Sysco Corp.	2.600%	10/1/20	425	425
Sysco Corp.	3.750%	10/1/25	400	405
Sysco Corp.	5.375%	9/21/35	600	666
Sysco Corp.	4.850%	10/1/45	150	156
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	775	787
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	1,533	1,468
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	220	241
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	175	170
5 Texas Health Resources	4.330%	11/15/55	100	96
The Pepsi Bottling Group Inc.	7.000%	3/1/29	625	838
Thermo Fisher Scientific Inc.	2.150%	12/14/18	300	300
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	529
Thermo Fisher Scientific Inc.	3.300%	2/15/22	600	600
Thermo Fisher Scientific Inc.	3.150%	1/15/23	2,575	2,516
Thermo Fisher Scientific Inc.	3.650%	12/15/25	425	423
Trinity Health Corp.	4.125%	12/1/45	200	190
Tupperware Brands Corp.	4.750%	6/1/21	175	179
Tyson Foods Inc.	2.650%	8/15/19	200	200
Tyson Foods Inc.	4.500%	6/15/22	725	771
Tyson Foods Inc.	3.950%	8/15/24	1,200	1,233
Tyson Foods Inc.	4.875%	8/15/34	800	816
Tyson Foods Inc.	5.150%	8/15/44	300	316
Unilever Capital Corp.	0.850%	8/2/17	2,200	2,189
Unilever Capital Corp.	2.200%	3/6/19	150	152
Unilever Capital Corp.	2.100%	7/30/20	625	623
Unilever Capital Corp.	4.250%	2/10/21	805	878
Unilever Capital Corp.	3.100%	7/30/25	550	558
Whirlpool Corp.	1.650%	11/1/17	50	50
Whirlpool Corp.	4.700%	6/1/22	1,325	1,409
Whirlpool Corp.	4.000%	3/1/24	175	179
Whirlpool Corp.	3.700%	5/1/25	400	396
Whirlpool Corp.	5.150%	3/1/43	150	148
8 Whole Foods Market Inc.	5.200%	12/3/25	1,300	1,299
Wyeth LLC	7.250%	3/1/23	350	438
Wyeth LLC	6.450%	2/1/24	1,705	2,083
Wyeth LLC	6.500%	2/1/34	500	626
Wyeth LLC	6.000%	2/15/36	585	698
Wyeth LLC	5.950%	4/1/37	1,080	1,286

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Zeneca Wilmington Inc.	7.000%	11/15/23	950	1,183
Zimmer Biomet Holdings Inc.	1.450%	4/1/17	425	423
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	750	746
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	205	220
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	775	767
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	25	25
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	639
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,000	971
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	500	468
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	400	441
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	1,000	924
Zoetis Inc.	1.875%	2/1/18	75	74
Zoetis Inc.	3.450%	11/13/20	325	325
Zoetis Inc.	3.250%	2/1/23	1,000	955
Zoetis Inc.	4.500%	11/13/25	350	355
Zoetis Inc.	4.700%	2/1/43	550	482
Energy (1.1%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	723
Anadarko Finance Co.	7.500%	5/1/31	500	532
Anadarko Petroleum Corp.	6.375%	9/15/17	1,250	1,311
Anadarko Petroleum Corp.	8.700%	3/15/19	1,000	1,141
Anadarko Petroleum Corp.	6.950%	6/15/19	50	55
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	956
Anadarko Petroleum Corp.	7.950%	6/15/39	125	141
Anadarko Petroleum Corp.	6.200%	3/15/40	750	703
Anadarko Petroleum Corp.	4.500%	7/15/44	400	310
Apache Corp.	6.900%	9/15/18	500	549
Apache Corp.	3.625%	2/1/21	965	953
Apache Corp.	3.250%	4/15/22	862	823
Apache Corp.	6.000%	1/15/37	725	701
Apache Corp.	5.100%	9/1/40	850	725
Apache Corp.	5.250%	2/1/42	475	411
Apache Corp.	4.750%	4/15/43	900	762
Apache Finance Canada Corp.	7.750%	12/15/29	225	282
Baker Hughes Inc.	7.500%	11/15/18	425	480
Baker Hughes Inc.	6.875%	1/15/29	400	474
Baker Hughes Inc.	5.125%	9/15/40	595	591
BJ Services Co.	6.000%	6/1/18	400	432
Boardwalk Pipelines LP	5.500%	2/1/17	200	203
Boardwalk Pipelines LP	3.375%	2/1/23	325	263
Boardwalk Pipelines LP	4.950%	12/15/24	525	457
BP Capital Markets plc	1.846%	5/5/17	1,375	1,382
BP Capital Markets plc	1.375%	11/6/17	975	968
BP Capital Markets plc	1.674%	2/13/18	375	375
BP Capital Markets plc	1.375%	5/10/18	750	739
BP Capital Markets plc	2.241%	9/26/18	900	900
BP Capital Markets plc	4.750%	3/10/19	600	643
BP Capital Markets plc	2.237%	5/10/19	125	124
BP Capital Markets plc	2.315%	2/13/20	375	370
BP Capital Markets plc	4.500%	10/1/20	1,425	1,525
BP Capital Markets plc	4.742%	3/11/21	3,260	3,548
BP Capital Markets plc	3.561%	11/1/21	650	661
BP Capital Markets plc	3.062%	3/17/22	450	441
BP Capital Markets plc	3.245%	5/6/22	1,076	1,071
BP Capital Markets plc	2.500%	11/6/22	325	310
BP Capital Markets plc	2.750%	5/10/23	1,825	1,711
BP Capital Markets plc	3.994%	9/26/23	350	355
BP Capital Markets plc	3.535%	11/4/24	1,000	971
BP Capital Markets plc	3.506%	3/17/25	1,100	1,070
Buckeye Partners LP	6.050%	1/15/18	25	26
Buckeye Partners LP	2.650%	11/15/18	100	95
Buckeye Partners LP	5.850%	11/15/43	250	193
Buckeye Partners LP	5.600%	10/15/44	175	131

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Burlington Resources Finance Co.	7.400%	12/1/31	600	715
Cameron International Corp.	3.600%	4/30/22	775	772
Cameron International Corp.	4.000%	12/15/23	2,000	2,009
Cameron International Corp.	3.700%	6/15/24	300	293
Cameron International Corp.	5.125%	12/15/43	300	298
Canadian Natural Resources Ltd.	5.700%	5/15/17	615	628
Canadian Natural Resources Ltd.	3.450%	11/15/21	125	118
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	517
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	387
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	399
Canadian Natural Resources Ltd.	6.250%	3/15/38	750	681
Cenovus Energy Inc.	3.000%	8/15/22	100	89
Cenovus Energy Inc.	3.800%	9/15/23	1,000	902
Cenovus Energy Inc.	6.750%	11/15/39	825	785
Cenovus Energy Inc.	4.450%	9/15/42	575	422
Cenovus Energy Inc.	5.200%	9/15/43	200	158
Chevron Corp.	1.344%	11/9/17	1,000	997
Chevron Corp.	1.365%	3/2/18	575	570
Chevron Corp.	1.718%	6/24/18	1,250	1,243
Chevron Corp.	1.790%	11/16/18	1,000	992
Chevron Corp.	4.950%	3/3/19	475	517
Chevron Corp.	2.193%	11/15/19	1,800	1,797
Chevron Corp.	1.961%	3/3/20	3,202	3,149
Chevron Corp.	2.419%	11/17/20	600	598
Chevron Corp.	2.411%	3/3/22	475	461
Chevron Corp.	2.355%	12/5/22	1,825	1,741
Chevron Corp.	3.191%	6/24/23	1,175	1,180
Chevron Corp.	3.326%	11/17/25	200	201
Cimarex Energy Co.	4.375%	6/1/24	900	805
8 Columbia Pipeline Group Inc.	2.450%	6/1/18	350	345
8 Columbia Pipeline Group Inc.	3.300%	6/1/20	500	490
8 Columbia Pipeline Group Inc.	4.500%	6/1/25	650	589
ConocoPhillips	5.200%	5/15/18	425	454
ConocoPhillips	5.750%	2/1/19	1,985	2,148
ConocoPhillips	6.000%	1/15/20	180	200
ConocoPhillips	5.900%	10/15/32	150	154
ConocoPhillips	5.900%	5/15/38	305	298
ConocoPhillips	6.500%	2/1/39	1,410	1,483
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	411
ConocoPhillips Co.	1.500%	5/15/18	500	493
ConocoPhillips Co.	2.200%	5/15/20	400	387
ConocoPhillips Co.	2.875%	11/15/21	1,000	971
ConocoPhillips Co.	3.350%	11/15/24	1,615	1,500
ConocoPhillips Co.	3.350%	5/15/25	135	122
ConocoPhillips Co.	4.150%	11/15/34	350	304
ConocoPhillips Co.	4.300%	11/15/44	500	414
ConocoPhillips Holding Co.	6.950%	4/15/29	275	314
Continental Resources Inc.	5.000%	9/15/22	1,100	808
Continental Resources Inc.	4.500%	4/15/23	950	678
Continental Resources Inc.	3.800%	6/1/24	800	561
Continental Resources Inc.	4.900%	6/1/44	475	279
Devon Energy Corp.	6.300%	1/15/19	1,500	1,547
Devon Energy Corp.	4.000%	7/15/21	300	273
Devon Energy Corp.	7.950%	4/15/32	525	543
Devon Energy Corp.	5.600%	7/15/41	1,310	989
Devon Energy Corp.	4.750%	5/15/42	450	330
Devon Financing Corp. LLC	7.875%	9/30/31	425	438
Diamond Offshore Drilling Inc.	5.875%	5/1/19	575	584
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	153
Diamond Offshore Drilling Inc.	4.875%	11/1/43	425	259
Dominion Gas Holdings LLC	2.800%	11/15/20	500	502
Dominion Gas Holdings LLC	3.550%	11/1/23	1,000	987
Dominion Gas Holdings LLC	3.600%	12/15/24	250	248
Dominion Gas Holdings LLC	4.800%	11/1/43	500	478

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dominion Gas Holdings LLC	4.600%	12/15/44	400	372
El Paso Natural Gas Co. LLC	5.950%	4/15/17	710	722
Enable Midstream Partners LP	2.400%	5/15/19	300	270
Enable Midstream Partners LP	3.900%	5/15/24	400	313
Enable Midstream Partners LP	5.000%	5/15/44	350	206
Enbridge Energy Partners LP	9.875%	3/1/19	1,595	1,818
Enbridge Energy Partners LP	5.875%	10/15/25	400	385
Enbridge Energy Partners LP	7.500%	4/15/38	300	297
Enbridge Energy Partners LP	5.500%	9/15/40	350	274
Enbridge Inc.	4.500%	6/10/44	525	356
Encana Corp.	3.900%	11/15/21	890	735
Encana Corp.	7.200%	11/1/31	625	571
Encana Corp.	6.500%	2/1/38	500	413
Encana Corp.	5.150%	11/15/41	450	310
Energy Transfer Partners LP	6.125%	2/15/17	300	306
Energy Transfer Partners LP	2.500%	6/15/18	300	286
Energy Transfer Partners LP	9.700%	3/15/19	500	558
Energy Transfer Partners LP	9.000%	4/15/19	254	279
Energy Transfer Partners LP	4.150%	10/1/20	1,125	1,042
Energy Transfer Partners LP	4.650%	6/1/21	815	765
Energy Transfer Partners LP	5.200%	2/1/22	675	626
Energy Transfer Partners LP	3.600%	2/1/23	3,025	2,492
Energy Transfer Partners LP	4.050%	3/15/25	1,000	829
Energy Transfer Partners LP	4.750%	1/15/26	300	257
Energy Transfer Partners LP	4.900%	3/15/35	250	182
Energy Transfer Partners LP	6.625%	10/15/36	150	128
Energy Transfer Partners LP	7.500%	7/1/38	500	458
Energy Transfer Partners LP	6.050%	6/1/41	1,150	889
Energy Transfer Partners LP	6.500%	2/1/42	300	245
Energy Transfer Partners LP	5.150%	2/1/43	925	660
Energy Transfer Partners LP	5.150%	3/15/45	250	178
Energy Transfer Partners LP	6.125%	12/15/45	400	325
EnLink Midstream Partners LP	2.700%	4/1/19	300	274
EnLink Midstream Partners LP	4.400%	4/1/24	225	179
EnLink Midstream Partners LP	4.150%	6/1/25	225	173
EnLink Midstream Partners LP	5.600%	4/1/44	175	119
Enlink Midstream Partners LP	5.050%	4/1/45	325	202
Ensco plc	4.700%	3/15/21	400	326
Ensco plc	5.200%	3/15/25	500	352
Ensco plc	5.750%	10/1/44	650	428
Enterprise Products Operating LLC	6.300%	9/15/17	175	184
Enterprise Products Operating LLC	6.650%	4/15/18	50	54
Enterprise Products Operating LLC	1.650%	5/7/18	450	437
Enterprise Products Operating LLC	6.500%	1/31/19	50	55
Enterprise Products Operating LLC	2.550%	10/15/19	300	287
Enterprise Products Operating LLC	5.200%	9/1/20	2,235	2,343
Enterprise Products Operating LLC	4.050%	2/15/22	175	171
Enterprise Products Operating LLC	3.350%	3/15/23	350	316
Enterprise Products Operating LLC	3.900%	2/15/24	2,050	1,913
Enterprise Products Operating LLC	3.750%	2/15/25	650	592
Enterprise Products Operating LLC	3.700%	2/15/26	400	357
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,464
Enterprise Products Operating LLC	7.550%	4/15/38	450	481
Enterprise Products Operating LLC	5.950%	2/1/41	495	448
Enterprise Products Operating LLC	4.850%	8/15/42	850	684
Enterprise Products Operating LLC	4.450%	2/15/43	300	226
Enterprise Products Operating LLC	4.850%	3/15/44	1,450	1,172
Enterprise Products Operating LLC	5.100%	2/15/45	775	644
Enterprise Products Operating LLC	4.900%	5/15/46	800	647
Enterprise Products Operating LLC	4.950%	10/15/54	200	156
5 Enterprise Products Operating LLC	7.000%	6/1/67	200	160
5 Enterprise Products Operating LLC	7.034%	1/15/68	600	610
EOG Resources Inc.	5.625%	6/1/19	925	1,009
EOG Resources Inc.	4.100%	2/1/21	150	157

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
EOG Resources Inc.	2.625%	3/15/23	2,700	2,549
EOG Resources Inc.	3.900%	4/1/35	325	295
EQT Corp.	8.125%	6/1/19	400	432
EQT Corp.	4.875%	11/15/21	600	574
Exxon Mobil Corp.	1.305%	3/6/18	2,000	1,995
Exxon Mobil Corp.	1.819%	3/15/19	237	237
Exxon Mobil Corp.	1.912%	3/6/20	1,413	1,410
Exxon Mobil Corp.	2.397%	3/6/22	1,750	1,720
Exxon Mobil Corp.	2.709%	3/6/25	1,600	1,565
Exxon Mobil Corp.	3.567%	3/6/45	650	606
FMC Technologies Inc.	2.000%	10/1/17	200	197
FMC Technologies Inc.	3.450%	10/1/22	125	112
Gulf South Pipeline Co. LP	4.000%	6/15/22	300	272
Halliburton Co.	2.000%	8/1/18	400	397
Halliburton Co.	5.900%	9/15/18	25	27
Halliburton Co.	2.700%	11/15/20	600	593
Halliburton Co.	3.250%	11/15/21	40	40
Halliburton Co.	3.375%	11/15/22	600	592
Halliburton Co.	3.500%	8/1/23	950	926
Halliburton Co.	3.800%	11/15/25	1,250	1,227
Halliburton Co.	4.850%	11/15/35	600	590
Halliburton Co.	6.700%	9/15/38	580	684
Halliburton Co.	7.450%	9/15/39	450	574
Halliburton Co.	4.500%	11/15/41	675	614
Halliburton Co.	4.750%	8/1/43	150	141
Halliburton Co.	5.000%	11/15/45	1,200	1,185
Hess Corp.	8.125%	2/15/19	1,395	1,579
Hess Corp.	3.500%	7/15/24	200	175
Hess Corp.	7.875%	10/1/29	150	163
Hess Corp.	7.125%	3/15/33	375	366
Hess Corp.	6.000%	1/15/40	1,025	903
Hess Corp.	5.600%	2/15/41	825	691
Husky Energy Inc.	7.250%	12/15/19	505	564
Husky Energy Inc.	3.950%	4/15/22	300	278
Husky Energy Inc.	4.000%	4/15/24	500	461
Husky Energy Inc.	6.800%	9/15/37	300	313
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,074
Kerr-McGee Corp.	7.875%	9/15/31	150	162
Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	769
Kinder Morgan Energy Partners LP	2.650%	2/1/19	25	23
Kinder Morgan Energy Partners LP	6.500%	4/1/20	2,000	2,042
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	747
Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	1,813
Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	156
Kinder Morgan Energy Partners LP	3.950%	9/1/22	1,125	980
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,225	1,016
Kinder Morgan Energy Partners LP	4.250%	9/1/24	425	362
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	159
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	239
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	340
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	298
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,321
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	850
Kinder Morgan Energy Partners LP	5.000%	8/15/42	275	202
Kinder Morgan Energy Partners LP	4.700%	11/1/42	950	672
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	367
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	390
Kinder Morgan Inc.	7.000%	6/15/17	500	515
Kinder Morgan Inc.	2.000%	12/1/17	350	337
Kinder Morgan Inc.	3.050%	12/1/19	175	162
Kinder Morgan Inc.	7.800%	8/1/31	330	310
Kinder Morgan Inc.	7.750%	1/15/32	600	569
Kinder Morgan Inc.	5.300%	12/1/34	500	393
Kinder Morgan Inc.	5.550%	6/1/45	950	739

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kinder Morgan Inc.	5.050%	2/15/46	500	371
Magellan Midstream Partners LP	6.550%	7/15/19	625	679
Magellan Midstream Partners LP	3.200%	3/15/25	700	616
Magellan Midstream Partners LP	4.200%	12/1/42	450	331
Magellan Midstream Partners LP	5.150%	10/15/43	350	298
Magellan Midstream Partners LP	4.200%	3/15/45	100	73
Marathon Oil Corp.	6.000%	10/1/17	100	102
Marathon Oil Corp.	5.900%	3/15/18	225	227
Marathon Oil Corp.	2.700%	6/1/20	500	440
Marathon Oil Corp.	2.800%	11/1/22	600	480
Marathon Oil Corp.	3.850%	6/1/25	1,700	1,358
Marathon Oil Corp.	6.800%	3/15/32	1,080	974
Marathon Oil Corp.	5.200%	6/1/45	300	212
Marathon Petroleum Corp.	2.700%	12/14/18	450	447
Marathon Petroleum Corp.	3.400%	12/15/20	400	393
Marathon Petroleum Corp.	5.125%	3/1/21	750	788
Marathon Petroleum Corp.	6.500%	3/1/41	750	752
Marathon Petroleum Corp.	4.750%	9/15/44	250	204
Marathon Petroleum Corp.	5.850%	12/15/45	200	187
Marathon Petroleum Corp.	5.000%	9/15/54	500	398
Murphy Oil Corp.	2.500%	12/1/17	575	517
Murphy Oil Corp.	3.700%	12/1/22	650	492
Murphy Oil Corp.	5.125%	12/1/42	275	169
Nabors Industries Inc.	2.350%	9/15/16	125	124
Nabors Industries Inc.	6.150%	2/15/18	870	890
Nabors Industries Inc.	9.250%	1/15/19	125	128
Nabors Industries Inc.	5.000%	9/15/20	100	89
National Fuel Gas Co.	6.500%	4/15/18	750	805
National Fuel Gas Co.	3.750%	3/1/23	500	463
National Oilwell Varco Inc.	1.350%	12/1/17	300	293
National Oilwell Varco Inc.	2.600%	12/1/22	3,075	2,691
National Oilwell Varco Inc.	3.950%	12/1/42	300	229
Noble Energy Inc.	8.250%	3/1/19	1,690	1,890
Noble Energy Inc.	4.150%	12/15/21	875	854
Noble Energy Inc.	6.000%	3/1/41	1,750	1,502
Noble Energy Inc.	5.250%	11/15/43	450	355
Noble Holding International Ltd.	2.500%	3/15/17	225	212
Noble Holding International Ltd.	4.900%	8/1/20	250	190
Noble Holding International Ltd.	5.950%	4/1/25	500	347
Noble Holding International Ltd.	6.200%	8/1/40	300	175
Noble Holding International Ltd.	6.050%	3/1/41	300	179
Noble Holding International Ltd.	5.250%	3/15/42	225	123
Noble Holding International Ltd.	6.950%	4/1/45	250	155
Occidental Petroleum Corp.	1.750%	2/15/17	225	225
Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,783
Occidental Petroleum Corp.	3.125%	2/15/22	750	735
Occidental Petroleum Corp.	3.500%	6/15/25	750	731
Occidental Petroleum Corp.	4.625%	6/15/45	750	726
Oceaneering International Inc.	4.650%	11/15/24	300	253
ONEOK Partners LP	2.000%	10/1/17	625	598
ONEOK Partners LP	8.625%	3/1/19	400	441
ONEOK Partners LP	4.900%	3/15/25	500	421
ONEOK Partners LP	6.650%	10/1/36	360	298
ONEOK Partners LP	6.125%	2/1/41	1,400	1,070
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	800	852
Petro-Canada	6.050%	5/15/18	1,350	1,452
Petro-Canada	7.875%	6/15/26	100	129
Petro-Canada	5.350%	7/15/33	450	470
Petro-Canada	5.950%	5/15/35	500	499
Petro-Canada	6.800%	5/15/38	250	271
Phillips 66	2.950%	5/1/17	3,250	3,294
Phillips 66	4.300%	4/1/22	1,175	1,215
Phillips 66	4.650%	11/15/34	300	281
Phillips 66	5.875%	5/1/42	900	906

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Phillips 66	4.875%	11/15/44	1,250	1,108
Phillips 66 Partners LP	2.646%	2/15/20	135	128
Phillips 66 Partners LP	3.605%	2/15/25	350	307
Phillips 66 Partners LP	4.680%	2/15/45	150	112
Pioneer Natural Resources Co.	6.875%	5/1/18	500	532
Pioneer Natural Resources Co.	7.500%	1/15/20	100	106
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	981
Pioneer Natural Resources Co.	4.450%	1/15/26	250	225
Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	50	51
Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	925	1,016
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	1,125	1,076
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	1,300	1,071
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	2,155	1,733
Plains All American Pipeline LP / PAA Finance Corp.	6.700%	5/15/36	205	183
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	350	308
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	1,350	886
Pride International Inc.	8.500%	6/15/19	1,125	1,096
Pride International Inc.	6.875%	8/15/20	1,000	929
Pride International Inc.	7.875%	8/15/40	375	295
Questar Corp.	2.750%	2/1/16	25	25
Regency Energy Partners LP / Regency Energy Finance Corp.	6.500%	7/15/21	500	503
Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	1,200	1,140
Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	1,050	942
Regency Energy Partners LP / Regency Energy Finance Corp.	5.500%	4/15/23	500	455
Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	200	175
REPSOL Oil & Gas Canada Inc.	7.750%	6/1/19	990	1,065
REPSOL Oil & Gas Canada Inc.	3.750%	2/1/21	350	319
Rowan Cos. Inc.	7.875%	8/1/19	125	124
Rowan Cos. Inc.	4.875%	6/1/22	450	331
Rowan Cos. Inc.	4.750%	1/15/24	125	89
Rowan Cos. Inc.	5.400%	12/1/42	725	434
Schlumberger Investment SA	3.650%	12/1/23	1,550	1,585
SESI LLC	7.125%	12/15/21	500	443
Shell International Finance BV	5.200%	3/22/17	300	308
Shell International Finance BV	1.125%	8/21/17	700	695
Shell International Finance BV	1.250%	11/10/17	650	647
Shell International Finance BV	1.900%	8/10/18	400	400
Shell International Finance BV	1.625%	11/10/18	1,000	990
Shell International Finance BV	2.000%	11/15/18	3,050	3,044
Shell International Finance BV	4.300%	9/22/19	3,000	3,199
Shell International Finance BV	4.375%	3/25/20	625	670
Shell International Finance BV	2.125%	5/11/20	400	392
Shell International Finance BV	2.250%	11/10/20	400	394
Shell International Finance BV	2.375%	8/21/22	1,025	978
Shell International Finance BV	2.250%	1/6/23	175	162
Shell International Finance BV	3.400%	8/12/23	400	398
Shell International Finance BV	3.250%	5/11/25	400	386
Shell International Finance BV	4.125%	5/11/35	400	381
Shell International Finance BV	6.375%	12/15/38	820	977
Shell International Finance BV	5.500%	3/25/40	1,250	1,346
Shell International Finance BV	3.625%	8/21/42	450	376
Shell International Finance BV	4.550%	8/12/43	1,000	951
Shell International Finance BV	4.375%	5/11/45	1,600	1,512
8 Southern Natural Gas Co. LLC	5.900%	4/1/17	150	153
Southern Natural Gas Co. LLC	8.000%	3/1/32	350	344
Southern Natural Gas Co. LLC / Southern Natural
Issuing Corp.	4.400%	6/15/21	1,250	1,161
Southwestern Energy Co.	3.300%	1/23/18	400	315
Southwestern Energy Co.	4.050%	1/23/20	2,000	1,450
Southwestern Energy Co.	4.100%	3/15/22	725	456
Spectra Energy Capital LLC	6.200%	4/15/18	850	901

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Spectra Energy Capital LLC	8.000%	10/1/19	165	188
Spectra Energy Capital LLC	7.500%	9/15/38	175	175
Spectra Energy Partners LP	2.950%	9/25/18	75	74
Spectra Energy Partners LP	3.500%	3/15/25	950	834
Spectra Energy Partners LP	4.500%	3/15/45	700	538
Suncor Energy Inc.	6.100%	6/1/18	100	107
Suncor Energy Inc.	6.500%	6/15/38	2,140	2,346
Suncor Energy Inc.	6.850%	6/1/39	310	335
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	2,000	1,938
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	400	346
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	300	289
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	419	371
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	212
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	707
Texas Eastern Transmission LP	7.000%	7/15/32	500	549
Tosco Corp.	8.125%	2/15/30	1,350	1,664
Total Capital Canada Ltd.	1.450%	1/15/18	1,225	1,220
Total Capital Canada Ltd.	2.750%	7/15/23	425	409
Total Capital International SA	1.000%	8/12/16	300	300
Total Capital International SA	2.100%	6/19/19	1,900	1,915
Total Capital International SA	2.750%	6/19/21	1,350	1,345
Total Capital International SA	2.875%	2/17/22	1,400	1,388
Total Capital International SA	2.700%	1/25/23	1,700	1,620
Total Capital International SA	3.700%	1/15/24	650	659
Total Capital International SA	3.750%	4/10/24	1,000	1,017
Total Capital SA	2.125%	8/10/18	850	852
Total Capital SA	4.450%	6/24/20	425	456
Total Capital SA	4.125%	1/28/21	512	547
TransCanada PipeLines Ltd.	1.625%	11/9/17	200	199
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	328
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,723
TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	921
TransCanada PipeLines Ltd.	3.750%	10/16/23	600	596
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	811
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	128
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,200	1,263
TransCanada PipeLines Ltd.	7.625%	1/15/39	560	690
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	208
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,200	1,106
5 TransCanada PipeLines Ltd.	6.350%	5/15/67	400	303
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	230	249
Valero Energy Corp.	9.375%	3/15/19	425	503
Valero Energy Corp.	6.125%	2/1/20	850	938
Valero Energy Corp.	3.650%	3/15/25	400	376
Valero Energy Corp.	7.500%	4/15/32	675	735
Valero Energy Corp.	6.625%	6/15/37	855	851
Valero Energy Corp.	4.900%	3/15/45	400	331
Western Gas Partners LP	5.375%	6/1/21	500	506
Western Gas Partners LP	3.950%	6/1/25	300	252
Western Gas Partners LP	5.450%	4/1/44	600	476
Williams Cos. Inc.	4.550%	6/24/24	1,150	799
Williams Cos. Inc.	7.500%	1/15/31	321	221
Williams Cos. Inc.	7.750%	6/15/31	407	300
Williams Cos. Inc.	5.750%	6/24/44	400	234
Williams Partners LP	5.250%	3/15/20	1,395	1,296
Williams Partners LP	4.000%	11/15/21	400	334
Williams Partners LP	3.600%	3/15/22	750	590
Williams Partners LP	3.350%	8/15/22	500	387
Williams Partners LP	4.500%	11/15/23	560	453
Williams Partners LP	3.900%	1/15/25	1,200	902
Williams Partners LP	4.000%	9/15/25	100	75
Williams Partners LP	6.300%	4/15/40	475	365

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Williams Partners LP	5.800%	11/15/43	700	489
Williams Partners LP	5.400%	3/4/44	300	201
Williams Partners LP	4.900%	1/15/45	325	207
Williams Partners LP	5.100%	9/15/45	950	625
Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	450	362
Williams Partners LP/Williams Partners Finance Corp.	7.250%	2/1/17	500	520
XTO Energy Inc.	6.250%	8/1/17	400	431
XTO Energy Inc.	5.500%	6/15/18	400	436
Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	950	917
CBRE Services Inc.	5.000%	3/15/23	500	499
CBRE Services Inc.	5.250%	3/15/25	275	279
CBRE Services Inc.	4.875%	3/1/26	200	199
Cintas Corp. No 2	6.125%	12/1/17	400	432
Cintas Corp. No 2	3.250%	6/1/22	150	151
Fluor Corp.	3.375%	9/15/21	150	153
Fluor Corp.	3.500%	12/15/24	1,000	1,001
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	725	754
5 Johns Hopkins University Maryland GO	4.083%	7/1/53	300	297
Massachusetts Institute of Technology GO	5.600%	7/1/11	400	491
Massachusetts Institute of Technology GO	4.678%	7/1/14	700	727
5 Northwestern University Illinois GO	3.688%	12/1/38	300	303
5 Northwestern University Illinois GO	4.643%	12/1/44	350	395
President & Fellows of Harvard College Massachusetts GO	3.619%	10/1/37	500	491
5 University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	300	281
University of Pennsylvania GO	4.674%	9/1/12	625	627
Yale University Connecticut GO	2.086%	4/15/19	150	151
Technology (0.7%)
Adobe Systems Inc.	4.750%	2/1/20	325	352
Adobe Systems Inc.	3.250%	2/1/25	700	683
Altera Corp.	1.750%	5/15/17	150	151
Altera Corp.	2.500%	11/15/18	1,125	1,141
Altera Corp.	4.100%	11/15/23	1,250	1,307
Amphenol Corp.	1.550%	9/15/17	175	174
Amphenol Corp.	2.550%	1/30/19	1,650	1,653
Amphenol Corp.	3.125%	9/15/21	250	247
Amphenol Corp.	4.000%	2/1/22	75	76
Analog Devices Inc.	2.875%	6/1/23	375	360
Apple Inc.	1.050%	5/5/17	1,275	1,276
Apple Inc.	0.900%	5/12/17	100	100
Apple Inc.	1.000%	5/3/18	1,300	1,290
Apple Inc.	2.100%	5/6/19	1,650	1,670
Apple Inc.	1.550%	2/7/20	1,550	1,526
Apple Inc.	2.000%	5/6/20	700	698
Apple Inc.	2.850%	5/6/21	1,825	1,870
Apple Inc.	2.150%	2/9/22	2,500	2,436
Apple Inc.	2.700%	5/13/22	1,500	1,503
Apple Inc.	2.400%	5/3/23	2,800	2,728
Apple Inc.	3.450%	5/6/24	1,875	1,942
Apple Inc.	2.500%	2/9/25	1,300	1,244
Apple Inc.	3.200%	5/13/25	1,300	1,314
Apple Inc.	3.850%	5/4/43	1,400	1,291
Apple Inc.	4.450%	5/6/44	1,150	1,163
Apple Inc.	3.450%	2/9/45	1,275	1,096
Apple Inc.	4.375%	5/13/45	1,100	1,101
Applied Materials Inc.	2.625%	10/1/20	475	475
Applied Materials Inc.	4.300%	6/15/21	1,435	1,530
Applied Materials Inc.	3.900%	10/1/25	1,000	1,002
Applied Materials Inc.	5.100%	10/1/35	350	355
Applied Materials Inc.	5.850%	6/15/41	125	135
Arrow Electronics Inc.	3.000%	3/1/18	200	200
Arrow Electronics Inc.	3.500%	4/1/22	325	312

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Arrow Electronics Inc.	4.500%	3/1/23	400	404
Arrow Electronics Inc.	4.000%	4/1/25	400	383
Autodesk Inc.	1.950%	12/15/17	550	548
Autodesk Inc.	3.125%	6/15/20	225	223
Autodesk Inc.	3.600%	12/15/22	100	98
Autodesk Inc.	4.375%	6/15/25	175	172
Baidu Inc.	2.750%	6/9/19	350	348
Baidu Inc.	3.500%	11/28/22	1,500	1,478
Broadcom Corp.	2.700%	11/1/18	340	343
Broadcom Corp.	2.500%	8/15/22	1,100	1,095
Broadridge Financial Solutions Inc.	3.950%	9/1/20	250	259
CA Inc.	5.375%	12/1/19	205	222
CA Inc.	3.600%	8/1/20	800	818
CA Inc.	4.500%	8/15/23	150	152
Cadence Design Systems Inc.	4.375%	10/15/24	125	124
Cisco Systems Inc.	1.100%	3/3/17	425	425
Cisco Systems Inc.	3.150%	3/14/17	1,100	1,127
Cisco Systems Inc.	4.950%	2/15/19	1,550	1,694
Cisco Systems Inc.	2.125%	3/1/19	1,325	1,336
Cisco Systems Inc.	4.450%	1/15/20	2,775	3,021
Cisco Systems Inc.	2.450%	6/15/20	1,000	1,010
Cisco Systems Inc.	2.900%	3/4/21	225	232
Cisco Systems Inc.	3.625%	3/4/24	400	418
Cisco Systems Inc.	5.900%	2/15/39	425	520
Cisco Systems Inc.	5.500%	1/15/40	1,205	1,440
Computer Sciences Corp.	6.500%	3/15/18	125	135
Corning Inc.	1.500%	5/8/18	875	860
Corning Inc.	6.625%	5/15/19	50	56
Corning Inc.	2.900%	5/15/22	625	600
Corning Inc.	3.700%	11/15/23	500	493
Corning Inc.	4.700%	3/15/37	175	169
Corning Inc.	5.750%	8/15/40	340	365
EMC Corp.	1.875%	6/1/18	1,460	1,362
EMC Corp.	2.650%	6/1/20	1,445	1,279
EMC Corp.	3.375%	6/1/23	710	576
Equifax Inc.	6.300%	7/1/17	125	133
Fidelity National Information Services Inc.	2.000%	4/15/18	100	98
Fidelity National Information Services Inc.	2.850%	10/15/18	500	502
Fidelity National Information Services Inc.	3.625%	10/15/20	1,500	1,520
Fidelity National Information Services Inc.	5.000%	3/15/22	350	363
Fidelity National Information Services Inc.	3.500%	4/15/23	625	597
Fidelity National Information Services Inc.	3.875%	6/5/24	325	314
Fidelity National Information Services Inc.	5.000%	10/15/25	300	310
Fiserv Inc.	2.700%	6/1/20	525	525
Fiserv Inc.	3.850%	6/1/25	700	699
Flextronics International Ltd.	4.625%	2/15/20	275	284
Google Inc.	3.625%	5/19/21	350	372
8 Hewlett Packard Enterprise Co.	2.450%	10/5/17	1,250	1,249
8 Hewlett Packard Enterprise Co.	2.850%	10/5/18	1,300	1,299
8 Hewlett Packard Enterprise Co.	3.600%	10/15/20	1,625	1,629
8 Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,450	1,445
8 Hewlett Packard Enterprise Co.	4.900%	10/15/25	2,500	2,454
8 Hewlett Packard Enterprise Co.	6.200%	10/15/35	350	337
8 Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,450	1,381
HP Inc.	3.750%	12/1/20	113	112
HP Inc.	4.300%	6/1/21	150	149
HP Inc.	4.375%	9/15/21	650	635
HP Inc.	4.650%	12/9/21	2,175	2,166
HP Inc.	6.000%	9/15/41	610	529
Ingram Micro Inc.	4.950%	12/15/24	925	921
Intel Corp.	1.350%	12/15/17	4,510	4,516
Intel Corp.	2.450%	7/29/20	500	505
Intel Corp.	3.300%	10/1/21	200	207
Intel Corp.	3.100%	7/29/22	625	637

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Intel Corp.	2.700%	12/15/22	700	693
Intel Corp.	3.700%	7/29/25	500	517
Intel Corp.	4.000%	12/15/32	475	471
Intel Corp.	4.800%	10/1/41	1,955	2,040
Intel Corp.	4.250%	12/15/42	775	751
Intel Corp.	4.900%	7/29/45	900	949
International Business Machines Corp.	1.250%	2/6/17	1,150	1,153
International Business Machines Corp.	5.700%	9/14/17	4,000	4,291
International Business Machines Corp.	1.250%	2/8/18	2,555	2,546
International Business Machines Corp.	1.950%	2/12/19	675	678
International Business Machines Corp.	1.625%	5/15/20	670	653
International Business Machines Corp.	2.900%	11/1/21	200	202
International Business Machines Corp.	2.875%	11/9/22	500	496
International Business Machines Corp.	3.375%	8/1/23	600	609
International Business Machines Corp.	3.625%	2/12/24	1,400	1,435
International Business Machines Corp.	5.600%	11/30/39	1,114	1,296
International Business Machines Corp.	4.000%	6/20/42	423	394
Jabil Circuit Inc.	5.625%	12/15/20	250	263
Juniper Networks Inc.	3.300%	6/15/20	475	474
Juniper Networks Inc.	4.600%	3/15/21	360	376
Juniper Networks Inc.	4.350%	6/15/25	200	195
Juniper Networks Inc.	5.950%	3/15/41	150	141
Keysight Technologies Inc.	3.300%	10/30/19	350	345
Keysight Technologies Inc.	4.550%	10/30/24	325	313
KLA-Tencor Corp.	2.375%	11/1/17	100	100
KLA-Tencor Corp.	3.375%	11/1/19	100	101
KLA-Tencor Corp.	4.125%	11/1/21	2,000	2,007
KLA-Tencor Corp.	4.650%	11/1/24	400	403
Lam Research Corp.	2.750%	3/15/20	325	315
Lam Research Corp.	3.800%	3/15/25	425	402
Lender Processing Services Inc / Black Knight Lending
Solutions Inc	5.750%	4/15/23	344	359
Lexmark International Inc.	6.650%	6/1/18	375	404
Maxim Integrated Products Inc.	3.375%	3/15/23	50	49
Microsoft Corp.	1.000%	5/1/18	400	397
Microsoft Corp.	1.300%	11/3/18	2,400	2,393
Microsoft Corp.	4.200%	6/1/19	460	497
Microsoft Corp.	3.000%	10/1/20	250	262
Microsoft Corp.	2.000%	11/3/20	1,975	1,975
Microsoft Corp.	2.375%	2/12/22	1,600	1,580
Microsoft Corp.	2.650%	11/3/22	650	649
Microsoft Corp.	2.125%	11/15/22	225	217
Microsoft Corp.	2.375%	5/1/23	225	222
Microsoft Corp.	3.625%	12/15/23	750	789
Microsoft Corp.	2.700%	2/12/25	925	900
Microsoft Corp.	3.125%	11/3/25	2,000	2,006
Microsoft Corp.	3.500%	2/12/35	1,000	923
Microsoft Corp.	4.200%	11/3/35	875	893
Microsoft Corp.	5.200%	6/1/39	629	715
Microsoft Corp.	4.500%	10/1/40	125	130
Microsoft Corp.	5.300%	2/8/41	600	689
Microsoft Corp.	3.500%	11/15/42	850	755
Microsoft Corp.	3.750%	5/1/43	185	171
Microsoft Corp.	4.875%	12/15/43	350	381
Microsoft Corp.	3.750%	2/12/45	600	553
Microsoft Corp.	4.450%	11/3/45	2,650	2,739
Microsoft Corp.	4.000%	2/12/55	2,000	1,796
Microsoft Corp.	4.750%	11/3/55	650	669
Motorola Solutions Inc.	3.750%	5/15/22	400	365
Motorola Solutions Inc.	4.000%	9/1/24	400	344
Motorola Solutions Inc.	7.500%	5/15/25	75	82
Motorola Solutions Inc.	5.500%	9/1/44	300	232
NetApp Inc.	3.375%	6/15/21	900	879
Oracle Corp.	1.200%	10/15/17	1,150	1,150

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oracle Corp.	5.750%	4/15/18	1,415	1,545
Oracle Corp.	2.375%	1/15/19	525	532
Oracle Corp.	5.000%	7/8/19	1,175	1,294
Oracle Corp.	2.250%	10/8/19	2,850	2,881
Oracle Corp.	2.500%	5/15/22	1,250	1,225
Oracle Corp.	2.500%	10/15/22	2,425	2,367
Oracle Corp.	3.400%	7/8/24	2,350	2,383
Oracle Corp.	2.950%	5/15/25	3,000	2,928
Oracle Corp.	3.250%	5/15/30	275	258
Oracle Corp.	4.300%	7/8/34	1,350	1,340
Oracle Corp.	3.900%	5/15/35	1,350	1,276
Oracle Corp.	6.500%	4/15/38	625	786
Oracle Corp.	6.125%	7/8/39	645	781
Oracle Corp.	5.375%	7/15/40	1,375	1,526
Oracle Corp.	4.500%	7/8/44	775	775
Oracle Corp.	4.125%	5/15/45	2,400	2,272
Oracle Corp.	4.375%	5/15/55	1,000	923
Pitney Bowes Inc.	4.625%	3/15/24	1,050	1,033
QUALCOMM Inc.	1.400%	5/18/18	1,000	991
QUALCOMM Inc.	2.250%	5/20/20	1,000	991
QUALCOMM Inc.	3.450%	5/20/25	975	936
QUALCOMM Inc.	4.650%	5/20/35	475	441
QUALCOMM Inc.	4.800%	5/20/45	1,200	1,061
Seagate HDD Cayman	4.750%	6/1/23	1,500	1,312
Seagate HDD Cayman	4.750%	1/1/25	750	625
8 Seagate HDD Cayman	4.875%	6/1/27	450	345
8 Seagate HDD Cayman	5.750%	12/1/34	1,425	1,012
Symantec Corp.	2.750%	6/15/17	500	501
Symantec Corp.	4.200%	9/15/20	75	78
Symantec Corp.	3.950%	6/15/22	400	397
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	475	488
Texas Instruments Inc.	1.650%	8/3/19	1,000	989
Total System Services Inc.	2.375%	6/1/18	125	124
Trimble Navigation Ltd.	4.750%	12/1/24	225	225
Tyco Electronics Group SA	6.550%	10/1/17	355	384
Tyco Electronics Group SA	2.350%	8/1/19	200	200
Tyco Electronics Group SA	3.500%	2/3/22	750	763
Tyco Electronics Group SA	3.450%	8/1/24	350	348
Tyco Electronics Group SA	7.125%	10/1/37	700	893
Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,309
Verisk Analytics Inc.	5.500%	6/15/45	250	238
Xerox Corp.	6.750%	2/1/17	350	367
Xerox Corp.	2.950%	3/15/17	325	328
Xerox Corp.	6.350%	5/15/18	1,580	1,694
Xerox Corp.	2.750%	3/15/19	250	245
Xerox Corp.	5.625%	12/15/19	550	589
Xerox Corp.	2.800%	5/15/20	300	286
Xerox Corp.	4.500%	5/15/21	835	845
Xerox Corp.	3.800%	5/15/24	125	116
Xilinx Inc.	2.125%	3/15/19	325	322
Xilinx Inc.	3.000%	3/15/21	1,275	1,277
Transportation (0.2%)
5 American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	243	246
5 American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	1,063	1,127
5 American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	471	471
5 American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	882	853
5 American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	144	139
5 American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	285	288
5 BNSF Funding Trust I	6.613%	12/15/55	325	362
Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	79
Burlington Northern Santa Fe LLC	5.750%	3/15/18	625	675
Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	286
Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	432

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	421
Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	426
Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	400
Burlington Northern Santa Fe LLC	3.000%	3/15/23	425	419
Burlington Northern Santa Fe LLC	3.850%	9/1/23	475	493
Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	411
Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	398
Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	240
Burlington Northern Santa Fe LLC	3.650%	9/1/25	1,050	1,067
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	875
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	148
Burlington Northern Santa Fe LLC	6.150%	5/1/37	500	586
Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	506
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	387
Burlington Northern Santa Fe LLC	5.400%	6/1/41	425	461
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	547
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	189
Burlington Northern Santa Fe LLC	4.450%	3/15/43	350	334
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	527
Burlington Northern Santa Fe LLC	4.900%	4/1/44	300	308
Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	577
Burlington Northern Santa Fe LLC	4.150%	4/1/45	300	273
Burlington Northern Santa Fe LLC	4.700%	9/1/45	300	299
Canadian National Railway Co.	5.550%	3/1/19	265	291
Canadian National Railway Co.	2.850%	12/15/21	550	553
Canadian National Railway Co.	6.250%	8/1/34	350	442
Canadian National Railway Co.	6.200%	6/1/36	350	446
Canadian National Railway Co.	6.375%	11/15/37	350	454
Canadian Pacific Railway Co.	4.450%	3/15/23	225	240
Canadian Pacific Railway Co.	2.900%	2/1/25	100	94
Canadian Pacific Railway Co.	3.700%	2/1/26	450	443
Canadian Pacific Railway Co.	7.125%	10/15/31	225	281
Canadian Pacific Railway Co.	5.750%	3/15/33	425	463
Canadian Pacific Railway Co.	5.950%	5/15/37	1,275	1,434
Canadian Pacific Railway Co.	6.125%	9/15/15	230	235
Canadian Pacific Railway Ltd.	4.500%	1/15/22	691	732
Canadian Pacific Railway Ltd.	5.750%	1/15/42	110	119
5 Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	937	1,056
5 Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	789	811
5 Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	404	412
CSX Corp.	5.600%	5/1/17	25	26
CSX Corp.	7.900%	5/1/17	126	136
CSX Corp.	6.250%	3/15/18	725	789
CSX Corp.	7.375%	2/1/19	2,065	2,365
CSX Corp.	3.700%	10/30/20	205	214
CSX Corp.	3.350%	11/1/25	400	389
CSX Corp.	6.220%	4/30/40	174	206
CSX Corp.	5.500%	4/15/41	425	468
CSX Corp.	4.750%	5/30/42	1,310	1,308
CSX Corp.	4.100%	3/15/44	800	724
CSX Corp.	3.950%	5/1/50	650	552
5 Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	174	200
5 Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	6/17/21	94	106
5 Delta Air Lines 2010-1 Class A Pass Through Trust	6.200%	1/2/20	29	31
5 Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	58	61
5 Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	59	62
5 Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	375	379
FedEx Corp.	8.000%	1/15/19	475	553
FedEx Corp.	2.625%	8/1/22	50	49
FedEx Corp.	4.000%	1/15/24	450	469
FedEx Corp.	3.900%	2/1/35	200	182

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	FedEx Corp.	3.875%	8/1/42	200	173
	FedEx Corp.	4.100%	4/15/43	300	266
	FedEx Corp.	5.100%	1/15/44	500	518
	FedEx Corp.	4.750%	11/15/45	525	519
	FedEx Corp.	4.500%	2/1/65	150	128
5	Hawaiian Airlines 2013-1 Class A Pass Through
	Certificates	3.900%	1/15/26	934	901
	JB Hunt Transport Services Inc.	3.300%	8/15/22	400	397
	JB Hunt Transport Services Inc.	3.850%	3/15/24	200	203
8	Kansas City Southern	2.350%	5/15/20	25	24
8	Kansas City Southern	3.000%	5/15/23	500	474
8	Kansas City Southern	4.950%	8/15/45	325	316
5,8	Latam Airlines 2015-1 Pass Through Trust A	4.200%	11/15/27	550	507
	Norfolk Southern Corp.	7.700%	5/15/17	400	432
	Norfolk Southern Corp.	5.750%	4/1/18	200	216
	Norfolk Southern Corp.	5.900%	6/15/19	335	373
	Norfolk Southern Corp.	3.250%	12/1/21	325	324
	Norfolk Southern Corp.	2.903%	2/15/23	780	752
	Norfolk Southern Corp.	5.590%	5/17/25	164	187
	Norfolk Southern Corp.	7.800%	5/15/27	100	132
	Norfolk Southern Corp.	4.837%	10/1/41	1,065	1,037
	Norfolk Southern Corp.	3.950%	10/1/42	425	363
	Norfolk Southern Corp.	4.450%	6/15/45	275	258
	Norfolk Southern Corp.	7.900%	5/15/97	200	273
	Norfolk Southern Corp.	6.000%	3/15/05	275	293
	Norfolk Southern Corp.	6.000%	5/23/11	925	970
	Norfolk Southern Railway Co.	9.750%	6/15/20	116	148
5	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	172	192
	Ryder System Inc.	2.450%	11/15/18	1,000	1,001
	Ryder System Inc.	2.350%	2/26/19	1,350	1,348
	Ryder System Inc.	2.550%	6/1/19	800	796
	Ryder System Inc.	2.500%	5/11/20	200	196
	Ryder System Inc.	2.875%	9/1/20	125	124
	Southwest Airlines Co.	5.125%	3/1/17	400	416
	Southwest Airlines Co.	2.750%	11/6/19	25	25
	Southwest Airlines Co.	2.650%	11/5/20	540	537
5	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	105	117
5	Spirit Airlines Class A Pass Through Certificates Series
	2015-1	4.100%	10/1/29	325	323
	Trinity Industries Inc.	4.550%	10/1/24	225	206
	Union Pacific Corp.	1.800%	2/1/20	450	444
	Union Pacific Corp.	2.250%	6/19/20	300	300
	Union Pacific Corp.	2.750%	4/15/23	200	198
	Union Pacific Corp.	3.250%	1/15/25	300	304
	Union Pacific Corp.	3.250%	8/15/25	1,000	1,012
	Union Pacific Corp.	6.625%	2/1/29	400	514
	Union Pacific Corp.	3.375%	2/1/35	900	816
	Union Pacific Corp.	4.750%	9/15/41	750	800
	Union Pacific Corp.	4.250%	4/15/43	400	401
	Union Pacific Corp.	4.750%	12/15/43	325	349
	Union Pacific Corp.	4.821%	2/1/44	189	205
	Union Pacific Corp.	4.850%	6/15/44	75	81
	Union Pacific Corp.	4.150%	1/15/45	400	394
	Union Pacific Corp.	4.050%	11/15/45	250	244
	Union Pacific Corp.	3.875%	2/1/55	400	351
	Union Pacific Corp.	4.375%	11/15/65	500	463
5	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	666	690
5	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	728	744
	United Airlines 2015-1 Class A Pass Through Trust	3.700%	12/1/22	200	200
5	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	425	426
	United Parcel Service Inc.	1.125%	10/1/17	800	799
	United Parcel Service Inc.	5.500%	1/15/18	1,000	1,084
	United Parcel Service Inc.	5.125%	4/1/19	175	193
	United Parcel Service Inc.	3.125%	1/15/21	990	1,030

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Parcel Service Inc.	2.450%	10/1/22	925	913
United Parcel Service Inc.	6.200%	1/15/38	820	1,054
United Parcel Service Inc.	4.875%	11/15/40	350	390
United Parcel Service Inc.	3.625%	10/1/42	675	624
5 US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	90	91
5 US Airways Inc. 2012-2 Class A Pass Through Trust	4.625%	12/3/26	62	65
				1,714,653
Utilities (0.9%)
Electric (0.8%)
AEP Texas Central Co.	6.650%	2/15/33	400	488
Alabama Power Co.	5.500%	10/15/17	550	585
Alabama Power Co.	3.550%	12/1/23	1,700	1,750
Alabama Power Co.	2.800%	4/1/25	200	193
Alabama Power Co.	4.100%	1/15/42	1,000	951
Alabama Power Co.	3.850%	12/1/42	125	115
Alabama Power Co.	4.150%	8/15/44	300	286
Alabama Power Co.	3.750%	3/1/45	650	585
Ameren Corp.	2.700%	11/15/20	2,025	2,017
Ameren Corp.	3.650%	2/15/26	465	463
Ameren Illinois Co.	6.125%	11/15/17	25	27
Ameren Illinois Co.	2.700%	9/1/22	250	246
Ameren Illinois Co.	3.250%	3/1/25	275	277
Ameren Illinois Co.	4.150%	3/15/46	500	497
American Electric Power Co. Inc.	1.650%	12/15/17	325	323
Appalachian Power Co.	3.400%	6/1/25	500	488
Appalachian Power Co.	5.800%	10/1/35	100	111
Appalachian Power Co.	6.700%	8/15/37	500	599
Appalachian Power Co.	7.000%	4/1/38	260	324
Arizona Public Service Co.	3.150%	5/15/25	500	498
Arizona Public Service Co.	5.500%	9/1/35	150	171
Arizona Public Service Co.	5.050%	9/1/41	575	629
Arizona Public Service Co.	4.500%	4/1/42	25	26
Arizona Public Service Co.	4.700%	1/15/44	400	425
Arizona Public Service Co.	4.350%	11/15/45	50	51
Atlantic City Electric Co.	7.750%	11/15/18	150	173
Baltimore Gas & Electric Co.	3.350%	7/1/23	950	962
Berkshire Hathaway Energy Co.	1.100%	5/15/17	235	233
Berkshire Hathaway Energy Co.	2.000%	11/15/18	125	124
Berkshire Hathaway Energy Co.	2.400%	2/1/20	200	198
Berkshire Hathaway Energy Co.	3.750%	11/15/23	525	539
Berkshire Hathaway Energy Co.	3.500%	2/1/25	500	496
Berkshire Hathaway Energy Co.	6.125%	4/1/36	975	1,137
Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,399
Berkshire Hathaway Energy Co.	6.500%	9/15/37	370	451
Berkshire Hathaway Energy Co.	5.150%	11/15/43	475	502
Berkshire Hathaway Energy Co.	4.500%	2/1/45	500	478
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	240
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	630
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	350	361
Cleco Power LLC	6.000%	12/1/40	175	196
Cleveland Electric Illuminating Co.	5.700%	4/1/17	259	268
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	220
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,775	1,999
CMS Energy Corp.	8.750%	6/15/19	500	598
CMS Energy Corp.	6.250%	2/1/20	600	681
CMS Energy Corp.	5.050%	3/15/22	500	548
CMS Energy Corp.	3.875%	3/1/24	900	918
CMS Energy Corp.	4.700%	3/31/43	350	347
CMS Energy Corp.	4.875%	3/1/44	300	304
Commonwealth Edison Co.	5.950%	8/15/16	200	206
Commonwealth Edison Co.	1.950%	9/1/16	115	115
Commonwealth Edison Co.	6.150%	9/15/17	600	645
Commonwealth Edison Co.	5.800%	3/15/18	150	163

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Commonwealth Edison Co.	5.900%	3/15/36	100	119
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,315
Commonwealth Edison Co.	4.600%	8/15/43	550	569
Commonwealth Edison Co.	4.700%	1/15/44	900	948
Commonwealth Edison Co.	3.700%	3/1/45	1,500	1,349
Connecticut Light & Power Co.	5.500%	2/1/19	150	165
Connecticut Light & Power Co.	6.350%	6/1/36	250	318
Connecticut Light & Power Co.	4.150%	6/1/45	75	74
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,100	1,249
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	850	922
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	335
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,022
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	484
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	516
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	475	439
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,530	1,530
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	378
Constellation Energy Group Inc.	5.150%	12/1/20	1,495	1,624
Consumers Energy Co.	6.125%	3/15/19	1,000	1,121
Consumers Energy Co.	6.700%	9/15/19	300	345
Consumers Energy Co.	2.850%	5/15/22	1,150	1,148
Consumers Energy Co.	3.375%	8/15/23	225	230
Consumers Energy Co.	4.100%	11/15/45	375	372
Consumers Energy Co.	4.350%	8/31/64	150	142
Delmarva Power & Light Co.	3.500%	11/15/23	125	128
Delmarva Power & Light Co.	4.000%	6/1/42	225	213
Dominion Resources Inc.	1.400%	9/15/17	100	99
Dominion Resources Inc.	2.500%	12/1/19	400	399
Dominion Resources Inc.	4.450%	3/15/21	125	133
Dominion Resources Inc.	2.750%	9/15/22	100	97
Dominion Resources Inc.	3.625%	12/1/24	800	792
Dominion Resources Inc.	3.900%	10/1/25	425	426
Dominion Resources Inc.	5.250%	8/1/33	200	208
Dominion Resources Inc.	4.900%	8/1/41	550	540
Dominion Resources Inc.	4.050%	9/15/42	325	287
Dominion Resources Inc.	4.700%	12/1/44	600	585
5 Dominion Resources Inc.	5.750%	10/1/54	375	368
DTE Electric Co.	3.450%	10/1/20	410	429
DTE Electric Co.	3.900%	6/1/21	100	106
DTE Electric Co.	2.650%	6/15/22	325	320
DTE Electric Co.	3.375%	3/1/25	225	230
DTE Electric Co.	5.700%	10/1/37	125	150
DTE Electric Co.	3.950%	6/15/42	1,150	1,102
DTE Energy Co.	2.400%	12/1/19	350	349
DTE Energy Co.	3.500%	6/1/24	525	526
Duke Energy Carolinas LLC	7.000%	11/15/18	660	752
Duke Energy Carolinas LLC	4.300%	6/15/20	500	541
Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,094
Duke Energy Carolinas LLC	6.000%	12/1/28	300	360
Duke Energy Carolinas LLC	6.100%	6/1/37	425	514
Duke Energy Carolinas LLC	6.000%	1/15/38	25	31
Duke Energy Carolinas LLC	6.050%	4/15/38	25	31
Duke Energy Carolinas LLC	5.300%	2/15/40	710	815
Duke Energy Carolinas LLC	4.250%	12/15/41	800	797
Duke Energy Carolinas LLC	4.000%	9/30/42	425	409
Duke Energy Corp.	1.625%	8/15/17	625	624
Duke Energy Corp.	2.100%	6/15/18	1,000	1,002
Duke Energy Corp.	5.050%	9/15/19	2,625	2,856
Duke Energy Corp.	3.050%	8/15/22	200	197
Duke Energy Corp.	3.950%	10/15/23	225	232
Duke Energy Corp.	3.750%	4/15/24	475	481
Duke Energy Corp.	4.800%	12/15/45	700	708
Duke Energy Florida LLC	4.550%	4/1/20	1,375	1,486
Duke Energy Florida LLC	5.650%	6/15/18	50	55

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Duke Energy Florida LLC	6.350%	9/15/37	525	669
Duke Energy Florida LLC	6.400%	6/15/38	600	767
Duke Energy Indiana Inc.	3.750%	7/15/20	185	195
Duke Energy Indiana Inc.	4.200%	3/15/42	475	465
Duke Energy Indiana Inc.	4.900%	7/15/43	250	270
Duke Energy Progress LLC	5.300%	1/15/19	675	742
Duke Energy Progress LLC	3.000%	9/15/21	750	764
Duke Energy Progress LLC	3.250%	8/15/25	1,800	1,811
Duke Energy Progress LLC	4.375%	3/30/44	525	533
Duke Energy Progress LLC	4.150%	12/1/44	300	293
Duke Energy Progress LLC	4.200%	8/15/45	525	518
El Paso Electric Co.	6.000%	5/15/35	175	207
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,301
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	150	164
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,500	1,712
Entergy Louisiana LLC	5.400%	11/1/24	175	200
Entergy Louisiana LLC	4.950%	1/15/45	400	399
Entergy Texas Inc.	7.125%	2/1/19	300	339
Entergy Texas Inc.	5.150%	6/1/45	300	294
Eversource Energy	4.500%	11/15/19	2,357	2,514
Exelon Corp.	1.550%	6/9/17	250	249
Exelon Corp.	2.850%	6/15/20	225	225
8 Exelon Corp.	3.950%	6/15/25	500	501
8 Exelon Corp.	4.950%	6/15/35	800	802
Exelon Corp.	5.625%	6/15/35	365	389
8 Exelon Corp.	5.100%	6/15/45	200	200
Exelon Generation Co. LLC	6.200%	10/1/17	930	992
Exelon Generation Co. LLC	4.000%	10/1/20	575	593
Exelon Generation Co. LLC	5.600%	6/15/42	1,121	1,044
FirstEnergy Solutions Corp.	6.800%	8/15/39	275	259
Florida Power & Light Co.	5.550%	11/1/17	75	80
Florida Power & Light Co.	2.750%	6/1/23	325	321
Florida Power & Light Co.	3.250%	6/1/24	300	305
Florida Power & Light Co.	5.625%	4/1/34	225	268
Florida Power & Light Co.	4.950%	6/1/35	50	55
Florida Power & Light Co.	5.950%	2/1/38	175	218
Florida Power & Light Co.	5.960%	4/1/39	225	281
Florida Power & Light Co.	4.125%	2/1/42	1,575	1,569
Florida Power & Light Co.	3.800%	12/15/42	925	877
Georgia Power Co.	1.950%	12/1/18	1,450	1,446
Georgia Power Co.	5.950%	2/1/39	150	170
Georgia Power Co.	4.750%	9/1/40	125	122
Georgia Power Co.	4.300%	3/15/42	675	624
Georgia Power Co.	4.300%	3/15/43	250	229
Iberdrola International BV	6.750%	7/15/36	175	214
Indiana Michigan Power Co.	7.000%	3/15/19	300	340
Indiana Michigan Power Co.	3.200%	3/15/23	475	468
Interstate Power & Light Co.	3.250%	12/1/24	150	151
Interstate Power & Light Co.	3.400%	8/15/25	550	553
Interstate Power & Light Co.	6.250%	7/15/39	100	126
ITC Holdings Corp.	4.050%	7/1/23	175	180
ITC Holdings Corp.	5.300%	7/1/43	700	717
Jersey Central Power & Light Co.	5.650%	6/1/17	350	368
Jersey Central Power & Light Co.	6.150%	6/1/37	200	213
5 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	167	181
Kansas City Power & Light Co.	6.050%	11/15/35	200	242
Kansas City Power & Light Co.	5.300%	10/1/41	830	902
Kentucky Utilities Co.	3.250%	11/1/20	200	207
Kentucky Utilities Co.	4.650%	11/15/43	875	927
LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,188
Louisville Gas & Electric Co.	5.125%	11/15/40	100	112
Louisville Gas & Electric Co.	4.650%	11/15/43	625	659
MidAmerican Energy Co.	5.950%	7/15/17	560	594
MidAmerican Energy Co.	6.750%	12/30/31	725	927

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
MidAmerican Energy Co.	4.800%	9/15/43	1,050	1,124
Mississippi Power Co.	4.250%	3/15/42	375	287
National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	125	125
National Rural Utilities Cooperative Finance Corp.	0.950%	4/24/17	400	398
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	1,025	1,097
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	1,100	1,344
National Rural Utilities Cooperative Finance Corp.	2.300%	11/15/19	75	75
National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	1,300	1,276
National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	900	891
National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	1,300	1,288
National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	75	74
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	789	775
5 National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	100	99
Nevada Power Co.	6.500%	5/15/18	1,200	1,337
Nevada Power Co.	6.650%	4/1/36	410	518
Nevada Power Co.	5.450%	5/15/41	500	562
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	1,200	1,183
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	475	473
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	615	652
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	1,125	1,121
5 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	209
Northern States Power Co.	5.250%	3/1/18	950	1,020
Northern States Power Co.	2.200%	8/15/20	200	199
Northern States Power Co.	6.250%	6/1/36	650	825
Northern States Power Co.	6.200%	7/1/37	250	317
Northern States Power Co.	5.350%	11/1/39	375	432
Northern States Power Co.	4.125%	5/15/44	100	99
Northern States Power Co.	4.000%	8/15/45	200	196
NorthWestern Corp.	4.176%	11/15/44	250	246
NSTAR Electric Co.	5.625%	11/15/17	525	561
NSTAR Electric Co.	3.250%	11/15/25	875	873
NSTAR Electric Co.	5.500%	3/15/40	550	638
Oglethorpe Power Corp.	6.100%	3/15/19	200	221
Oglethorpe Power Corp.	5.950%	11/1/39	100	112
Oglethorpe Power Corp.	5.375%	11/1/40	380	408
Oglethorpe Power Corp.	4.550%	6/1/44	300	284
Ohio Edison Co.	8.250%	10/15/38	400	555
Ohio Power Co.	6.050%	5/1/18	100	109
Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	180
Oklahoma Gas & Electric Co.	3.900%	5/1/43	875	806
Oklahoma Gas & Electric Co.	4.000%	12/15/44	175	164
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	367
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,075	1,058
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	241
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	770
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	483
Pacific Gas & Electric Co.	5.625%	11/30/17	250	267
Pacific Gas & Electric Co.	8.250%	10/15/18	275	320
Pacific Gas & Electric Co.	3.500%	10/1/20	410	426
Pacific Gas & Electric Co.	4.250%	5/15/21	225	241
Pacific Gas & Electric Co.	3.250%	9/15/21	1,000	1,024
Pacific Gas & Electric Co.	3.250%	6/15/23	575	577
Pacific Gas & Electric Co.	3.750%	2/15/24	150	155
Pacific Gas & Electric Co.	3.400%	8/15/24	625	631
Pacific Gas & Electric Co.	6.050%	3/1/34	1,235	1,469
Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,192
Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,222
Pacific Gas & Electric Co.	5.400%	1/15/40	500	565
Pacific Gas & Electric Co.	4.450%	4/15/42	300	301
Pacific Gas & Electric Co.	4.600%	6/15/43	225	229
Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,559
Pacific Gas & Electric Co.	4.250%	3/15/46	575	558
PacifiCorp	5.650%	7/15/18	300	327
PacifiCorp	2.950%	2/1/22	1,000	1,007

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PacifiCorp	3.600%	4/1/24	500	517
PacifiCorp	5.250%	6/15/35	475	531
PacifiCorp	5.750%	4/1/37	410	482
PacifiCorp	6.250%	10/15/37	600	742
PacifiCorp	4.100%	2/1/42	350	337
Peco Energy Co.	1.200%	10/15/16	350	350
Peco Energy Co.	5.350%	3/1/18	125	134
Pennsylvania Electric Co.	6.050%	9/1/17	75	80
Pennsylvania Electric Co.	5.200%	4/1/20	205	219
PG&E Corp.	2.400%	3/1/19	1,650	1,651
Potomac Electric Power Co.	6.500%	11/15/37	400	514
PPL Capital Funding Inc.	3.500%	12/1/22	375	377
PPL Capital Funding Inc.	3.950%	3/15/24	225	230
PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,494
PPL Electric Utilities Corp.	3.000%	9/15/21	410	416
PPL Electric Utilities Corp.	6.250%	5/15/39	100	127
PPL Electric Utilities Corp.	4.750%	7/15/43	1,000	1,079
Progress Energy Inc.	3.150%	4/1/22	500	494
Progress Energy Inc.	7.750%	3/1/31	625	805
Progress Energy Inc.	6.000%	12/1/39	285	331
PSEG Power LLC	2.750%	9/15/16	615	621
PSEG Power LLC	5.125%	4/15/20	150	162
PSEG Power LLC	4.150%	9/15/21	50	51
Public Service Co. of Colorado	5.800%	8/1/18	100	109
Public Service Co. of Colorado	5.125%	6/1/19	175	192
Public Service Co. of Colorado	3.200%	11/15/20	1,000	1,033
Public Service Co. of Colorado	2.900%	5/15/25	500	491
Public Service Co. of Colorado	6.250%	9/1/37	100	129
Public Service Co. of Colorado	3.600%	9/15/42	225	205
Public Service Co. of Colorado	4.300%	3/15/44	200	204
Public Service Co. of New Hampshire	3.500%	11/1/23	150	154
Public Service Co. of New Mexico	3.850%	8/1/25	150	149
Public Service Co. of Oklahoma	5.150%	12/1/19	600	656
Public Service Co. of Oklahoma	4.400%	2/1/21	500	529
Public Service Co. of Oklahoma	6.625%	11/15/37	275	331
Public Service Electric & Gas Co.	5.300%	5/1/18	394	426
Public Service Electric & Gas Co.	2.300%	9/15/18	450	455
Public Service Electric & Gas Co.	1.800%	6/1/19	200	197
Public Service Electric & Gas Co.	2.375%	5/15/23	225	215
Public Service Electric & Gas Co.	3.000%	5/15/25	500	494
Public Service Electric & Gas Co.	5.375%	11/1/39	300	346
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,471
Public Service Electric & Gas Co.	4.000%	6/1/44	100	97
Public Service Electric & Gas Co.	4.050%	5/1/45	500	490
Puget Energy Inc.	6.500%	12/15/20	250	286
Puget Energy Inc.	6.000%	9/1/21	400	451
8 Puget Energy Inc.	3.650%	5/15/25	1,550	1,502
Puget Sound Energy Inc.	5.483%	6/1/35	100	116
Puget Sound Energy Inc.	6.274%	3/15/37	500	632
Puget Sound Energy Inc.	5.757%	10/1/39	495	601
Puget Sound Energy Inc.	5.638%	4/15/41	390	464
Puget Sound Energy Inc.	4.434%	11/15/41	275	283
San Diego Gas & Electric Co.	3.000%	8/15/21	150	153
San Diego Gas & Electric Co.	6.000%	6/1/26	500	615
San Diego Gas & Electric Co.	5.350%	5/15/35	100	115
San Diego Gas & Electric Co.	6.125%	9/15/37	252	319
San Diego Gas & Electric Co.	5.350%	5/15/40	500	585
San Diego Gas & Electric Co.	4.500%	8/15/40	255	267
San Diego Gas & Electric Co.	4.300%	4/1/42	150	152
SCANA Corp.	4.750%	5/15/21	205	213
SCANA Corp.	4.125%	2/1/22	150	150
Sierra Pacific Power Co.	6.750%	7/1/37	400	502
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,100	1,237
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	545

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	176
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	110
South Carolina Electric & Gas Co.	4.350%	2/1/42	200	192
South Carolina Electric & Gas Co.	4.600%	6/15/43	225	226
South Carolina Electric & Gas Co.	4.500%	6/1/64	200	186
South Carolina Electric & Gas Co.	5.100%	6/1/65	350	364
Southern California Edison Co.	1.125%	5/1/17	550	546
Southern California Edison Co.	3.875%	6/1/21	350	370
5 Southern California Edison Co.	1.845%	2/1/22	325	322
Southern California Edison Co.	3.500%	10/1/23	300	310
Southern California Edison Co.	6.650%	4/1/29	225	281
Southern California Edison Co.	5.750%	4/1/35	508	601
Southern California Edison Co.	5.350%	7/15/35	1,460	1,655
Southern California Edison Co.	4.500%	9/1/40	205	214
Southern California Edison Co.	4.050%	3/15/42	425	415
Southern California Edison Co.	3.900%	3/15/43	475	453
Southern California Edison Co.	4.650%	10/1/43	600	634
Southern California Edison Co.	3.600%	2/1/45	150	136
Southern Co.	1.300%	8/15/17	225	223
Southern Co.	2.150%	9/1/19	200	196
Southern Co.	2.750%	6/15/20	400	395
Southern Power Co.	4.150%	12/1/25	175	175
Southern Power Co.	5.150%	9/15/41	960	898
Southern Power Co.	5.250%	7/15/43	500	477
Southwestern Electric Power Co.	5.875%	3/1/18	25	27
Southwestern Electric Power Co.	6.450%	1/15/19	250	279
Southwestern Electric Power Co.	6.200%	3/15/40	75	89
Southwestern Electric Power Co.	3.900%	4/1/45	1,500	1,312
Southwestern Public Service Co.	3.300%	6/15/24	1,850	1,869
Southwestern Public Service Co.	4.500%	8/15/41	100	103
Tampa Electric Co.	6.100%	5/15/18	1,575	1,717
Tampa Electric Co.	2.600%	9/15/22	75	73
Tampa Electric Co.	6.550%	5/15/36	150	189
Tampa Electric Co.	4.200%	5/15/45	750	725
TECO Finance Inc.	6.572%	11/1/17	330	356
TECO Finance Inc.	5.150%	3/15/20	125	134
TransAlta Corp.	6.900%	5/15/18	100	102
TransAlta Corp.	4.500%	11/15/22	325	284
TransAlta Corp.	6.500%	3/15/40	175	131
Tri-State Generation & Transmission Association Inc.	3.700%	11/1/24	550	547
Tri-State Generation & Transmission Association Inc.	4.700%	11/1/44	150	150
Tucson Electric Power Co.	5.150%	11/15/21	130	143
Tucson Electric Power Co.	3.050%	3/15/25	200	189
UIL Holdings Corp.	4.625%	10/1/20	300	316
Union Electric Co.	6.700%	2/1/19	235	267
Union Electric Co.	3.500%	4/15/24	1,450	1,493
Union Electric Co.	3.900%	9/15/42	675	643
Virginia Electric & Power Co.	5.400%	1/15/16	700	700
Virginia Electric & Power Co.	2.950%	1/15/22	750	754
Virginia Electric & Power Co.	3.100%	5/15/25	500	495
Virginia Electric & Power Co.	6.000%	1/15/36	500	615
Virginia Electric & Power Co.	6.000%	5/15/37	550	675
Virginia Electric & Power Co.	6.350%	11/30/37	600	767
Virginia Electric & Power Co.	8.875%	11/15/38	450	707
Virginia Electric & Power Co.	4.000%	1/15/43	850	815
Virginia Electric & Power Co.	4.450%	2/15/44	200	206
WEC Energy Group Inc.	1.650%	6/15/18	200	198
WEC Energy Group Inc.	2.450%	6/15/20	250	249
WEC Energy Group Inc.	3.550%	6/15/25	750	754
5 WEC Energy Group Inc.	6.110%	12/1/66	300	228
5 WEC Energy Group Inc.	6.250%	5/15/67	525	391
Westar Energy Inc.	3.250%	12/1/25	325	326
Westar Energy Inc.	4.125%	3/1/42	525	517
Westar Energy Inc.	4.100%	4/1/43	225	221

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Westar Energy Inc.	4.625%	9/1/43	150	159
Westar Energy Inc.	4.250%	12/1/45	100	101
Wisconsin Electric Power Co.	4.250%	12/15/19	175	188
Wisconsin Electric Power Co.	2.950%	9/15/21	635	642
Wisconsin Electric Power Co.	5.625%	5/15/33	200	234
Wisconsin Electric Power Co.	4.250%	6/1/44	100	101
Wisconsin Electric Power Co.	4.300%	12/15/45	125	128
Wisconsin Power & Light Co.	5.000%	7/15/19	25	27
Wisconsin Power & Light Co.	2.250%	11/15/22	275	263
Wisconsin Power & Light Co.	6.375%	8/15/37	300	382
Wisconsin Power & Light Co.	4.100%	10/15/44	200	195
Wisconsin Public Service Corp.	1.650%	12/4/18	500	496
Wisconsin Public Service Corp.	3.671%	12/1/42	75	68
Xcel Energy Inc.	5.613%	4/1/17	631	663
Xcel Energy Inc.	1.200%	6/1/17	150	149
Xcel Energy Inc.	4.700%	5/15/20	305	328
Xcel Energy Inc.	3.300%	6/1/25	150	147
Xcel Energy Inc.	6.500%	7/1/36	635	767
Natural Gas (0.1%)
AGL Capital Corp.	3.500%	9/15/21	1,250	1,256
AGL Capital Corp.	3.875%	11/15/25	425	428
AGL Capital Corp.	5.875%	3/15/41	125	139
AGL Capital Corp.	4.400%	6/1/43	125	115
Atmos Energy Corp.	8.500%	3/15/19	1,440	1,689
Atmos Energy Corp.	5.500%	6/15/41	800	917
British Transco Finance Inc.	6.625%	6/1/18	430	476
CenterPoint Energy Resources Corp.	6.000%	5/15/18	150	162
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	278
CenterPoint Energy Resources Corp.	5.850%	1/15/41	675	752
KeySpan Corp.	8.000%	11/15/30	200	266
KeySpan Corp.	5.803%	4/1/35	250	274
Laclede Group Inc.	4.700%	8/15/44	350	348
NiSource Finance Corp.	6.400%	3/15/18	314	342
NiSource Finance Corp.	6.800%	1/15/19	550	617
NiSource Finance Corp.	5.450%	9/15/20	350	384
NiSource Finance Corp.	6.125%	3/1/22	450	515
NiSource Finance Corp.	6.250%	12/15/40	400	473
NiSource Finance Corp.	5.950%	6/15/41	500	574
NiSource Finance Corp.	5.800%	2/1/42	300	341
NiSource Finance Corp.	4.800%	2/15/44	200	203
ONE Gas Inc.	2.070%	2/1/19	300	298
ONE Gas Inc.	4.658%	2/1/44	125	130
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	155
Sempra Energy	6.150%	6/15/18	750	818
Sempra Energy	9.800%	2/15/19	250	303
Sempra Energy	2.400%	3/15/20	300	293
Sempra Energy	2.850%	11/15/20	2,725	2,724
Sempra Energy	4.050%	12/1/23	850	877
Sempra Energy	3.750%	11/15/25	330	330
Sempra Energy	6.000%	10/15/39	705	789
Southern California Gas Co.	5.750%	11/15/35	25	30
Southern California Gas Co.	3.750%	9/15/42	300	280
Southern California Gas Co.	4.450%	3/15/44	150	156
Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	125	134
American Water Capital Corp.	3.850%	3/1/24	1,775	1,857
American Water Capital Corp.	6.593%	10/15/37	500	650
American Water Capital Corp.	4.300%	12/1/42	125	126
United Utilities plc	5.375%	2/1/19	200	215
Veolia Environnement SA	6.750%	6/1/38	200	245

				222,442
Total Corporate Bonds (Cost $2,854,187)				2,839,517

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

Sovereign Bonds (U.S. Dollar-Denominated) (2.0%)
African Development Bank	0.750%	10/18/16	1,150	1,145
African Development Bank	1.125%	3/15/17	1,550	1,553
African Development Bank	0.875%	3/15/18	1,500	1,487
African Development Bank	1.625%	10/2/18	300	301
African Development Bank	1.375%	2/12/20	350	344
African Development Bank	2.375%	9/23/21	1,500	1,522
Agricultural Bank Of China	2.000%	5/21/18	300	298
Agricultural Bank Of China	2.750%	5/21/20	250	248
Asian Development Bank	0.750%	1/11/17	2,800	2,795
Asian Development Bank	1.125%	3/15/17	1,325	1,327
Asian Development Bank	1.125%	6/5/18	2,300	2,282
Asian Development Bank	5.593%	7/16/18	500	547
Asian Development Bank	1.750%	9/11/18	1,650	1,665
Asian Development Bank	1.875%	10/23/18	530	536
Asian Development Bank	1.750%	3/21/19	575	579
Asian Development Bank	1.875%	4/12/19	1,550	1,565
Asian Development Bank	1.500%	1/22/20	2,500	2,472
Asian Development Bank	1.375%	3/23/20	2,250	2,214
Asian Development Bank	1.875%	2/18/22	1,850	1,823
Asian Development Bank	2.000%	1/22/25	1,000	967
Banco do Brasil SA	3.875%	1/23/17	200	200
Banco do Brasil SA	3.875%	10/10/22	350	269
Canada	0.875%	2/14/17	2,050	2,047
Canada	1.125%	3/19/18	2,100	2,092
Canada	1.625%	2/27/19	800	802
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,950	1,838
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,500	1,466
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,500	1,427
CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	1,650	1,642
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,017
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	409
Corp. Andina de Fomento	3.750%	1/15/16	1,765	1,761
Corp. Andina de Fomento	1.500%	8/8/17	900	895
Corp. Andina de Fomento	4.375%	6/15/22	1,875	1,995
Council Of Europe Development Bank	1.500%	6/19/17	1,000	1,005
Council Of Europe Development Bank	1.000%	3/7/18	525	521
Council Of Europe Development Bank	1.125%	5/31/18	975	969
Council Of Europe Development Bank	1.625%	3/10/20	1,300	1,288
Ecopetrol SA	7.625%	7/23/19	1,125	1,223
Ecopetrol SA	5.875%	9/18/23	2,550	2,324
Ecopetrol SA	4.125%	1/16/25	850	679
Ecopetrol SA	5.375%	6/26/26	250	212
Ecopetrol SA	7.375%	9/18/43	800	673
Ecopetrol SA	5.875%	5/28/45	1,075	767
Emirates Telecommunications Corp. PJSC	3.500%	6/18/24	200	203
European Bank for Reconstruction & Development	2.500%	3/15/16	500	502
European Bank for Reconstruction & Development	1.375%	10/20/16	1,515	1,521
European Bank for Reconstruction & Development	1.000%	2/16/17	1,000	1,000
European Bank for Reconstruction & Development	0.750%	9/1/17	1,000	994
European Bank for Reconstruction & Development	1.000%	6/15/18	700	694
European Bank for Reconstruction & Development	1.000%	9/17/18	400	395
European Bank for Reconstruction & Development	1.625%	11/15/18	50	50
European Bank for Reconstruction & Development	1.750%	6/14/19	2,050	2,057
European Bank for Reconstruction & Development	1.750%	11/26/19	500	499
European Bank for Reconstruction & Development	1.500%	3/16/20	1,650	1,627
European Bank for Reconstruction & Development	1.875%	2/23/22	1,300	1,279
European Investment Bank	4.875%	1/17/17	1,225	1,273
European Investment Bank	1.750%	3/15/17	1,125	1,135
European Investment Bank	0.875%	4/18/17	1,500	1,495
European Investment Bank	5.125%	5/30/17	800	845
European Investment Bank	1.625%	6/15/17	100	101
European Investment Bank	1.000%	8/17/17	1,475	1,471

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
European Investment Bank	1.125%	9/15/17	450	449
European Investment Bank	1.000%	12/15/17	300	298
European Investment Bank	1.000%	3/15/18	4,075	4,045
European Investment Bank	1.250%	5/15/18	3,400	3,388
European Investment Bank	1.000%	6/15/18	3,500	3,467
European Investment Bank	1.125%	8/15/18	2,000	1,980
European Investment Bank	1.625%	12/18/18	3,200	3,210
European Investment Bank	1.875%	3/15/19	4,400	4,437
European Investment Bank	1.750%	6/17/19	4,675	4,686
European Investment Bank	1.625%	3/16/20	4,100	4,061
European Investment Bank	1.375%	6/15/20	2,000	1,957
European Investment Bank	2.875%	9/15/20	5,000	5,210
European Investment Bank	1.625%	12/15/20	2,500	2,453
European Investment Bank	4.000%	2/16/21	4,000	4,366
European Investment Bank	2.500%	4/15/21	3,650	3,727
European Investment Bank	2.125%	10/15/21	350	349
European Investment Bank	2.250%	8/15/22	1,000	999
European Investment Bank	3.250%	1/29/24	1,550	1,651
European Investment Bank	1.875%	2/10/25	2,600	2,477
Export Development Canada	1.250%	10/26/16	1,970	1,975
Export Development Canada	0.750%	12/15/17	900	886
Export Development Canada	1.000%	6/15/18	150	149
Export Development Canada	1.500%	10/3/18	1,375	1,376
Export-Import Bank of Korea	3.750%	10/20/16	300	306
Export-Import Bank of Korea	4.000%	1/11/17	2,525	2,586
Export-Import Bank of Korea	2.875%	9/17/18	700	714
Export-Import Bank of Korea	2.375%	8/12/19	600	602
Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,068
Export-Import Bank of Korea	2.500%	5/10/21	1,000	990
Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,655
Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,221
Export-Import Bank of Korea	3.250%	11/10/25	300	303
Federative Republic of Brazil	8.875%	10/14/19	175	197
Federative Republic of Brazil	2.625%	1/5/23	260	198
Federative Republic of Brazil	10.125%	5/15/27	275	327
FMS Wertmanagement AoeR	0.625%	1/30/17	1,900	1,890
FMS Wertmanagement AoeR	1.125%	9/5/17	700	698
FMS Wertmanagement AoeR	1.000%	11/21/17	475	472
FMS Wertmanagement AoeR	1.625%	11/20/18	1,600	1,605
FMS Wertmanagement AoeR	1.750%	3/17/20	750	745
Hydro-Quebec	1.375%	6/19/17	1,000	999
Hydro-Quebec	8.400%	1/15/22	1,235	1,592
Hydro-Quebec	8.050%	7/7/24	1,175	1,590
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	500	502
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,200	2,241
Inter-American Development Bank	0.875%	11/15/16	400	399
Inter-American Development Bank	1.125%	3/15/17	100	100
Inter-American Development Bank	1.000%	7/14/17	1,400	1,398
Inter-American Development Bank	2.375%	8/15/17	250	255
Inter-American Development Bank	0.875%	3/15/18	350	347
Inter-American Development Bank	1.750%	8/24/18	5,105	5,154
Inter-American Development Bank	1.125%	8/28/18	3,700	3,664
Inter-American Development Bank	3.875%	9/17/19	100	108
Inter-American Development Bank	1.250%	10/15/19	1,700	1,672
Inter-American Development Bank	1.750%	10/15/19	2,200	2,204
Inter-American Development Bank	3.875%	2/14/20	500	541
Inter-American Development Bank	1.875%	6/16/20	1,000	1,001
Inter-American Development Bank	2.125%	11/9/20	350	353
Inter-American Development Bank	1.750%	4/14/22	3,500	3,418
Inter-American Development Bank	3.000%	2/21/24	2,600	2,726
Inter-American Development Bank	7.000%	6/15/25	250	335
Inter-American Development Bank	3.875%	10/28/41	800	869
Inter-American Development Bank	4.375%	1/24/44	450	527
International Bank for Reconstruction & Development	0.875%	4/17/17	4,750	4,742

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Bank for Reconstruction & Development	1.125%	7/18/17	950	950
International Bank for Reconstruction & Development	1.000%	11/15/17	500	498
International Bank for Reconstruction & Development	1.375%	4/10/18	3,200	3,206
International Bank for Reconstruction & Development	1.000%	6/15/18	3,500	3,468
International Bank for Reconstruction & Development	1.875%	3/15/19	3,300	3,332
International Bank for Reconstruction & Development	1.875%	10/7/19	1,500	1,510
International Bank for Reconstruction & Development	2.125%	11/1/20	2,200	2,222
International Bank for Reconstruction & Development	2.250%	6/24/21	1,700	1,716
International Bank for Reconstruction & Development	1.625%	2/10/22	2,025	1,964
International Bank for Reconstruction & Development	7.625%	1/19/23	25	34
International Bank for Reconstruction & Development	2.500%	11/25/24	4,500	4,550
International Bank for Reconstruction & Development	2.500%	7/29/25	2,500	2,517
International Finance Corp.	1.125%	11/23/16	2,150	2,153
International Finance Corp.	1.000%	4/24/17	575	573
International Finance Corp.	2.125%	11/17/17	950	963
International Finance Corp.	0.625%	12/21/17	625	616
International Finance Corp.	1.250%	7/16/18	2,200	2,193
International Finance Corp.	1.750%	9/4/18	1,300	1,312
International Finance Corp.	1.750%	9/16/19	1,100	1,099
International Finance Corp.	1.625%	7/16/20	1,000	990
9 Japan Bank for International Cooperation	1.125%	7/19/17	650	646
9 Japan Bank for International Cooperation	1.750%	7/31/18	925	922
9 Japan Bank for International Cooperation	1.750%	11/13/18	3,000	2,984
9 Japan Bank for International Cooperation	2.125%	2/7/19	1,000	1,005
9 Japan Bank for International Cooperation	1.750%	5/28/20	1,000	976
9 Japan Bank for International Cooperation	3.375%	7/31/23	325	341
9 Japan Bank for International Cooperation	3.000%	5/29/24	650	665
9 Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,274
9 Japan Bank for International Cooperation	2.500%	5/28/25	1,000	972
9 Japan Finance Organization for Municipalities	5.000%	5/16/17	500	522
10 KFW	1.250%	10/5/16	1,970	1,976
10 KFW	1.250%	2/15/17	3,425	3,434
10 KFW	0.750%	3/17/17	3,400	3,384
10 KFW	0.875%	9/5/17	2,000	1,991
10 KFW	0.875%	12/15/17	1,475	1,459
10 KFW	1.000%	1/26/18	2,300	2,277
10 KFW	4.375%	3/15/18	3,450	3,679
10 KFW	1.000%	6/11/18	2,200	2,180
10 KFW	4.500%	7/16/18	350	377
10 KFW	1.125%	8/6/18	1,500	1,484
10 KFW	1.875%	4/1/19	3,925	3,959
10 KFW	4.875%	6/17/19	4,775	5,291
10 KFW	1.750%	10/15/19	1,300	1,297
10 KFW	4.000%	1/27/20	150	163
10 KFW	1.500%	4/20/20	3,550	3,490
10 KFW	2.750%	9/8/20	4,500	4,663
10 KFW	2.750%	10/1/20	3,200	3,318
10 KFW	2.375%	8/25/21	2,710	2,749
10 KFW	2.625%	1/25/22	1,500	1,539
10 KFW	2.000%	10/4/22	1,575	1,550
10 KFW	2.125%	1/17/23	1,750	1,729
10 KFW	2.500%	11/20/24	3,800	3,821
10 KFW	2.000%	5/2/25	2,500	2,405
10 KFW	0.000%	4/18/36	500	262
Korea Development Bank	3.250%	3/9/16	970	973
Korea Development Bank	4.000%	9/9/16	750	764
Korea Development Bank	3.875%	5/4/17	1,000	1,028
Korea Development Bank	4.625%	11/16/21	1,375	1,513
Korea Development Bank	3.000%	9/14/22	1,400	1,409
Korea Development Bank	3.750%	1/22/24	1,500	1,560
10 Landwirtschaftliche Rentenbank	2.500%	2/15/16	1,755	1,758
10 Landwirtschaftliche Rentenbank	2.375%	9/13/17	1,000	1,019
10 Landwirtschaftliche Rentenbank	1.000%	4/4/18	1,000	992
10 Landwirtschaftliche Rentenbank	1.875%	9/17/18	600	604

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
10 Landwirtschaftliche Rentenbank	1.750%	4/15/19	350	351
10 Landwirtschaftliche Rentenbank	1.375%	10/23/19	425	418
10 Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,407
10 Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	958
Nexen Energy ULC	7.875%	3/15/32	100	129
Nexen Energy ULC	5.875%	3/10/35	410	447
Nexen Energy ULC	6.400%	5/15/37	800	904
Nexen Energy ULC	7.500%	7/30/39	625	822
Nordic Investment Bank	0.750%	1/17/18	2,700	2,674
Nordic Investment Bank	1.125%	3/19/18	800	797
Nordic Investment Bank	1.875%	6/14/19	850	858
North American Development Bank	2.300%	10/10/18	325	327
North American Development Bank	4.375%	2/11/20	650	700
North American Development Bank	2.400%	10/26/22	350	341
11 Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	315
11 Oesterreichische Kontrollbank AG	1.125%	5/29/18	1,275	1,266
11 Oesterreichische Kontrollbank AG	1.375%	2/10/20	1,400	1,370
11 Oesterreichische Kontrollbank AG	1.500%	10/21/20	2,000	1,952
11 Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	1,010
5 Oriental Republic of Uruguay	4.500%	8/14/24	1,300	1,321
5 Oriental Republic of Uruguay	4.375%	10/27/27	375	370
5 Oriental Republic of Uruguay	4.125%	11/20/45	2,029	1,572
5 Oriental Republic of Uruguay	5.100%	6/18/50	2,050	1,763
Petroleos Mexicanos	5.750%	3/1/18	1,275	1,335
Petroleos Mexicanos	8.000%	5/3/19	700	772
Petroleos Mexicanos	6.000%	3/5/20	1,700	1,794
8 Petroleos Mexicanos	3.500%	7/23/20	1,500	1,429
Petroleos Mexicanos	5.500%	1/21/21	2,130	2,156
Petroleos Mexicanos	4.875%	1/24/22	5,750	5,530
Petroleos Mexicanos	3.500%	1/30/23	1,250	1,090
Petroleos Mexicanos	4.875%	1/18/24	1,500	1,399
5 Petroleos Mexicanos	2.290%	2/15/24	170	169
8 Petroleos Mexicanos	4.250%	1/15/25	1,700	1,500
Petroleos Mexicanos	2.378%	4/15/25	190	189
8 Petroleos Mexicanos	4.500%	1/23/26	1,500	1,328
Petroleos Mexicanos	6.625%	6/15/35	1,000	898
Petroleos Mexicanos	6.625%	6/15/38	375	330
Petroleos Mexicanos	6.500%	6/2/41	300	262
Petroleos Mexicanos	5.500%	6/27/44	1,725	1,305
8 Petroleos Mexicanos	5.500%	6/27/44	1,450	1,097
Petroleos Mexicanos	6.375%	1/23/45	1,750	1,487
8 Petroleos Mexicanos	5.625%	1/23/46	1,200	919
Province of British Columbia	2.650%	9/22/21	500	509
Province of British Columbia	2.000%	10/23/22	300	292
Province of Manitoba	1.125%	6/1/18	850	839
Province of Manitoba	2.100%	9/6/22	300	290
Province of Manitoba	3.050%	5/14/24	1,600	1,625
Province of New Brunswick	2.750%	6/15/18	725	743
Province of Nova Scotia	5.125%	1/26/17	500	521
Province of Ontario	1.100%	10/25/17	2,050	2,036
Province of Ontario	3.150%	12/15/17	100	103
Province of Ontario	1.200%	2/14/18	1,200	1,193
Province of Ontario	3.000%	7/16/18	400	413
Province of Ontario	2.000%	9/27/18	1,650	1,660
Province of Ontario	2.000%	1/30/19	1,875	1,882
Province of Ontario	1.650%	9/27/19	925	911
Province of Ontario	4.000%	10/7/19	850	909
Province of Ontario	4.400%	4/14/20	475	519
Province of Ontario	2.450%	6/29/22	100	99
Province of Ontario	3.200%	5/16/24	1,000	1,030
Quebec	4.625%	5/14/18	2,100	2,244
Quebec	3.500%	7/29/20	1,530	1,618
Quebec	2.750%	8/25/21	1,375	1,392
Quebec	2.625%	2/13/23	2,050	2,036

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Quebec	7.125%	2/9/24	400	515
Quebec	2.875%	10/16/24	700	701
Quebec	7.500%	9/15/29	475	680
Republic of Chile	3.875%	8/5/20	75	80
Republic of Chile	3.250%	9/14/21	225	232
Republic of Chile	2.250%	10/30/22	150	144
Republic of Chile	3.125%	3/27/25	1,875	1,870
Republic of Chile	3.625%	10/30/42	800	693
Republic of Colombia	7.375%	1/27/17	700	733
Republic of Colombia	7.375%	3/18/19	825	922
Republic of Colombia	4.375%	7/12/21	2,130	2,135
5 Republic of Colombia	2.625%	3/15/23	825	725
Republic of Colombia	4.000%	2/26/24	2,000	1,905
Republic of Colombia	8.125%	5/21/24	400	479
5 Republic of Colombia	4.500%	1/28/26	500	481
Republic of Colombia	7.375%	9/18/37	1,000	1,103
Republic of Colombia	6.125%	1/18/41	1,775	1,720
5 Republic of Colombia	5.625%	2/26/44	800	730
5 Republic of Colombia	5.000%	6/15/45	2,450	2,064
Republic of Italy	5.375%	6/12/17	950	999
Republic of Italy	6.875%	9/27/23	1,500	1,848
Republic of Italy	5.375%	6/15/33	1,400	1,566
Republic of Korea	7.125%	4/16/19	1,575	1,825
Republic of Korea	3.875%	9/11/23	1,800	1,946
Republic of Korea	4.125%	6/10/44	850	958
Republic of Panama	5.200%	1/30/20	2,045	2,219
5 Republic of Panama	4.000%	9/22/24	600	600
5 Republic of Panama	3.750%	3/16/25	1,450	1,421
Republic of Panama	7.125%	1/29/26	900	1,121
Republic of Panama	9.375%	4/1/29	200	289
5 Republic of Panama	6.700%	1/26/36	1,584	1,883
5 Republic of Panama	4.300%	4/29/53	250	214
Republic of Peru	7.125%	3/30/19	700	802
Republic of Peru	7.350%	7/21/25	1,600	2,006
Republic of Peru	4.125%	8/25/27	800	789
Republic of Peru	8.750%	11/21/33	1,425	2,019
Republic of Peru	5.625%	11/18/50	2,275	2,325
Republic of Poland	6.375%	7/15/19	3,340	3,816
Republic of Poland	5.125%	4/21/21	900	1,001
Republic of Poland	5.000%	3/23/22	1,415	1,569
Republic of Poland	3.000%	3/17/23	2,000	1,980
Republic of Poland	4.000%	1/22/24	1,225	1,288
Republic of South Africa	6.875%	5/27/19	575	617
Republic of South Africa	5.500%	3/9/20	1,985	2,032
Republic of South Africa	5.875%	5/30/22	100	104
Republic of South Africa	4.665%	1/17/24	2,700	2,572
Republic of South Africa	5.875%	9/16/25	300	307
Republic of South Africa	6.250%	3/8/41	700	714
Republic of the Philippines	8.375%	6/17/19	800	970
Republic of the Philippines	6.500%	1/20/20	2,450	2,860
Republic of the Philippines	4.000%	1/15/21	3,475	3,764
Republic of the Philippines	4.200%	1/21/24	1,400	1,516
Republic of the Philippines	9.500%	10/21/24	550	813
Republic of the Philippines	10.625%	3/16/25	425	670
Republic of the Philippines	5.500%	3/30/26	1,500	1,772
Republic of the Philippines	9.500%	2/2/30	825	1,298
Republic of the Philippines	7.750%	1/14/31	775	1,092
Republic of the Philippines	6.375%	1/15/32	800	1,021
Republic of the Philippines	6.375%	10/23/34	1,675	2,196
Republic of the Philippines	5.000%	1/13/37	400	467
Republic of the Philippines	3.950%	1/20/40	300	303
Republic of Turkey	7.500%	7/14/17	1,975	2,124
Republic of Turkey	6.750%	4/3/18	1,450	1,559
Republic of Turkey	7.000%	3/11/19	1,325	1,453

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Republic of Turkey	7.000%	6/5/20	1,625	1,812
Republic of Turkey	5.625%	3/30/21	1,175	1,244
Republic of Turkey	5.125%	3/25/22	1,125	1,156
Republic of Turkey	3.250%	3/23/23	1,000	916
Republic of Turkey	7.375%	2/5/25	2,075	2,425
Republic of Turkey	4.250%	4/14/26	1,300	1,220
Republic of Turkey	11.875%	1/15/30	1,600	2,624
Republic of Turkey	8.000%	2/14/34	175	219
Republic of Turkey	6.875%	3/17/36	3,000	3,367
Republic of Turkey	6.750%	5/30/40	1,250	1,394
Republic of Turkey	6.000%	1/14/41	2,150	2,202
Republic of Turkey	4.875%	4/16/43	3,300	2,907
State of Israel	5.500%	11/9/16	1,320	1,369
State of Israel	5.125%	3/26/19	300	330
State of Israel	4.000%	6/30/22	900	966
State of Israel	3.150%	6/30/23	1,100	1,116
State of Israel	4.500%	1/30/43	950	952
Statoil ASA	3.125%	8/17/17	1,085	1,112
Statoil ASA	1.250%	11/9/17	600	597
Statoil ASA	1.200%	1/17/18	2,000	1,979
Statoil ASA	1.950%	11/8/18	200	200
Statoil ASA	5.250%	4/15/19	1,510	1,645
Statoil ASA	2.250%	11/8/19	1,000	997
Statoil ASA	2.900%	11/8/20	150	151
Statoil ASA	2.750%	11/10/21	1,100	1,083
Statoil ASA	3.150%	1/23/22	125	124
Statoil ASA	2.450%	1/17/23	400	378
Statoil ASA	2.650%	1/15/24	275	260
Statoil ASA	3.700%	3/1/24	500	505
Statoil ASA	3.250%	11/10/24	550	536
Statoil ASA	7.150%	1/15/29	250	321
Statoil ASA	5.100%	8/17/40	300	321
Statoil ASA	4.250%	11/23/41	325	308
Statoil ASA	3.950%	5/15/43	175	158
Statoil ASA	4.800%	11/8/43	600	620
Svensk Exportkredit AB	2.125%	7/13/16	1,065	1,072
Svensk Exportkredit AB	1.750%	5/30/17	125	126
Svensk Exportkredit AB	1.875%	6/17/19	1,550	1,559
Svensk Exportkredit AB	1.875%	6/23/20	600	596
United Mexican States	5.625%	1/15/17	3,729	3,871
United Mexican States	5.950%	3/19/19	2,113	2,351
United Mexican States	3.500%	1/21/21	600	606
United Mexican States	3.625%	3/15/22	3,350	3,364
United Mexican States	4.000%	10/2/23	3,907	3,957
United Mexican States	3.600%	1/30/25	1,925	1,861
United Mexican States	6.750%	9/27/34	309	371
United Mexican States	6.050%	1/11/40	2,020	2,227
United Mexican States	4.750%	3/8/44	4,342	3,981
United Mexican States	5.550%	1/21/45	1,100	1,124
United Mexican States	4.600%	1/23/46	600	534
United Mexican States	5.750%	10/12/10	4,292	3,985

Total Sovereign Bonds (Cost $524,370)				521,156

Taxable Municipal Bonds (0.4%)
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	200	238
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	100	137
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	50	58
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	925	1,067

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	560	652
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	75	100
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	175	254
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	100	123
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	175	231
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	1,075	1,446
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	125	172
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	1,210	1,652
California GO	5.750%	3/1/17	150	158
California GO	6.200%	10/1/19	1,600	1,840
California GO	5.700%	11/1/21	1,000	1,171
California GO	7.500%	4/1/34	2,270	3,178
California GO	7.550%	4/1/39	2,005	2,915
California GO	7.300%	10/1/39	350	489
California GO	7.350%	11/1/39	1,325	1,860
California GO	7.625%	3/1/40	800	1,163
California GO	7.600%	11/1/40	350	520
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	100	122
Chicago IL GO	7.375%	1/1/33	550	574
Chicago IL GO	7.781%	1/1/35	100	108
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	350	402
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	50	56
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	75	94
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	200	216
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	735	848
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	75	86
Chicago IL Water Revenue	6.742%	11/1/40	575	654
Clark County NV Airport System Revenue	6.881%	7/1/42	75	84
Clark County NV Airport System Revenue	6.820%	7/1/45	500	689
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	700	871
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	325	377
Connecticut GO	5.090%	10/1/30	575	637
Connecticut GO	5.850%	3/15/32	610	714
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.459%	11/1/30	150	173
Cook County IL GO	6.229%	11/15/34	400	427
Curators of the University of Missouri System Facilities
Revenue	5.792%	11/1/41	50	64
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	123
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	675	769
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	262
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	88
Dallas TX Convention Center Hotel Development Corp.
Hotel Revenue	7.088%	1/1/42	1,020	1,311
Dallas TX Independent School District GO	6.450%	2/15/35	150	174
Dartmouth College New Hampshire GO	4.750%	6/1/19	25	27
Denver CO City & County School District No. 1 COP	7.017%	12/15/37	100	131
Denver CO City & County School District No. 1 GO	5.664%	12/1/33	75	89
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	60
District of Columbia Income Tax Revenue	5.582%	12/1/35	75	91
District of Columbia Water & Sewer Authority Public
Utility Revenue	4.814%	10/1/14	925	916

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	2.197%	7/1/19	250	251
Florida Hurricane Catastrophe Fund Finance Corp.
Revenue	2.107%	7/1/18	425	428
Florida Hurricane Catastrophe Fund Finance Corp.
Revenue	2.995%	7/1/20	700	710
George Washington University District of Columbia GO	3.485%	9/15/22	500	509
George Washington University District of Columbia GO	4.300%	9/15/44	400	385
Georgia GO	4.503%	11/1/25	325	361
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	1,010	1,203
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	800	942
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	150	164
Houston TX Utility System Revenue	3.828%	5/15/28	275	285
Illinois GO	5.365%	3/1/17	375	388
Illinois GO	5.877%	3/1/19	600	642
Illinois GO	4.950%	6/1/23	1,450	1,451
Illinois GO	5.100%	6/1/33	2,920	2,762
Illinois GO	6.630%	2/1/35	480	496
Illinois GO	6.725%	4/1/35	475	492
Illinois GO	7.350%	7/1/35	2,000	2,170
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	200	249
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	90
Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	475	590
12 Industry CA Sales Tax Revenue	5.125%	1/1/51	200	202
JobsOhio Beverage System Statewide Liquor Profits
Revenue	3.985%	1/1/29	300	312
JobsOhio Beverage System Statewide Liquor Profits
Revenue	4.532%	1/1/35	225	238
Kansas Development Finance Authority Revenue	4.727%	4/15/37	500	500
Kentucky Asset/Liability Commission General Fund
Revenue	3.165%	4/1/18	23	23
Los Angeles CA Community College District GO	6.600%	8/1/42	250	342
Los Angeles CA Community College District GO	6.750%	8/1/49	235	332
Los Angeles CA Department of Water & Power
Revenue	5.716%	7/1/39	100	120
Los Angeles CA Department of Water & Power
Revenue	6.008%	7/1/39	325	397
Los Angeles CA Department of Water & Power
Revenue	6.166%	7/1/40	100	112
Los Angeles CA Department of Water & Power
Revenue	6.574%	7/1/45	410	557
Los Angeles CA Department of Water & Power
Revenue	6.603%	7/1/50	500	682
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,060	1,277
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	132
Los Angeles County CA Metropolitan Transportation
Authority Sales Tax Revenue	5.735%	6/1/39	125	152
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.488%	8/1/33	200	260
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.618%	8/1/40	50	70
Maryland Transportation Authority Facilities Projects
Revenue	5.888%	7/1/43	100	121
Massachusetts GO	4.200%	12/1/21	225	244
Massachusetts GO	5.456%	12/1/39	845	1,019
Massachusetts School Building Authority Dedicated
Sales Tax Revenue	5.715%	8/15/39	475	578
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	62
Massachusetts Water Pollution Abatement Trust
Revenue	5.192%	8/1/40	435	506
Metropolitan Government of Nashville & Davidson
County TN Convention Center Authority Tourism Tax
Revenue	6.731%	7/1/43	100	127

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Metropolitan Government of Nashville & Davidson
County TN GO	5.707%	7/1/34	125	146
Metropolitan Washington DC/VA Airports Authority
Dulles Toll Road Revenue	7.462%	10/1/46	75	101
Metropolitan Water District of Southern California
Revenue	6.947%	7/1/40	75	87
Mississippi GO	5.245%	11/1/34	50	57
Missouri Highways & Transportation Commission Road
Revenue	5.445%	5/1/33	100	117
13 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,630
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.754%	12/15/28	460	479
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.104%	12/15/28	1,150	1,201
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.561%	12/15/40	450	476
14 New Jersey Turnpike Authority Revenue	4.252%	1/1/16	65	65
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	533
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,705	2,348
New York City NY GO	6.246%	6/1/35	100	113
New York City NY GO	5.968%	3/1/36	160	198
New York City NY GO	5.985%	12/1/36	75	92
New York City NY GO	5.517%	10/1/37	400	473
New York City NY GO	6.271%	12/1/37	900	1,155
New York City NY GO	5.846%	6/1/40	100	124
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.750%	6/15/41	100	126
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.790%	6/15/41	500	551
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.952%	6/15/42	100	129
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	6.011%	6/15/42	75	97
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.440%	6/15/43	100	122
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.882%	6/15/44	1,510	1,950
New York City NY Transitional Finance Authority
Building Aid Revenue	6.828%	7/15/40	250	330
New York City NY Transitional Finance Authority Future
Tax Revenue	5.767%	8/1/36	100	121
New York City NY Transitional Finance Authority Future
Tax Revenue	5.508%	8/1/37	150	180
New York City NY Transitional Finance Authority Future
Tax Revenue	5.572%	11/1/38	625	753
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,525	2,224
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	63
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.871%	11/15/39	100	119
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.648%	11/15/39	585	760
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.500%	3/15/30	530	630
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.628%	3/15/39	95	114
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.389%	3/15/40	100	119
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.770%	3/15/39	300	364
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.838%	3/15/40	75	92

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York University Hospitals Center GO	4.428%	7/1/42	200	192
New York University Hospitals Center Revenue	5.750%	7/1/43	375	431
North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	959
Ohio State University General Receipts Revenue	4.910%	6/1/40	175	196
Ohio State University General Receipts Revenue	4.800%	6/1/11	1,265	1,220
Ohio State University General Receipts Revenue	5.590%	12/1/14	200	212
Ohio Water Development Authority Water Pollution
Control Loan Fund Revenue	4.879%	12/1/34	100	112
Orange County CA Local Transportation Authority Sales
Tax Revenue	6.908%	2/15/41	75	101
Oregon Department of Transportation Highway User
Tax Revenue	5.834%	11/15/34	75	94
Oregon GO	5.762%	6/1/23	500	572
Oregon GO	5.892%	6/1/27	375	449
14 Oregon School Boards Association GO	4.759%	6/30/28	500	549
12 Oregon School Boards Association GO	5.528%	6/30/28	125	144
Pennsylvania GO	4.650%	2/15/26	125	135
Pennsylvania GO	5.350%	5/1/30	400	440
Pennsylvania Public School Building Authority Lease
Revenue (School District of Philadelphia)	5.000%	9/15/27	100	108
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	575	669
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	87
Philadelphia PA Industrial Development Authority City
Service Agreement Revenue	3.964%	4/15/26	250	247
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	150
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	947
Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	1,053
Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	396
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	535	568
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,075	1,024
President & Fellows of Harvard College Massachusetts
GO	4.875%	10/15/40	275	320
Princeton University New Jersey GO	4.950%	3/1/19	1,375	1,505
Princeton University New Jersey GO	5.700%	3/1/39	300	394
Regional Transportation District of Colorado Sales Tax
Revenue	5.844%	11/1/50	150	192
Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	386
Sacramento CA Public Financing Authority Lease
Revenue	5.637%	4/1/50	150	159
Salt River Project Arizona Agricultural Improvement &
Power District Revenue	4.839%	1/1/41	75	85
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	285
San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	100	123
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	500	623
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	473
San Diego County CA Regional Airport Authority
Revenue	5.594%	7/1/43	300	324
San Diego County CA Water Authority Revenue	6.138%	5/1/49	850	1,102
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.000%	11/1/40	75	91
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.950%	11/1/50	500	700
Santa Clara Valley CA Transportation Authority Sales
Tax Revenue	5.876%	4/1/32	645	773
Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	250	292
South Carolina Public Service Authority Revenue	6.454%	1/1/50	375	469
Texas GO	5.517%	4/1/39	660	825
Texas Transportation Commission Revenue	5.028%	4/1/26	100	114
Texas Transportation Commission Revenue	5.178%	4/1/30	275	323
Texas Transportation Commission Revenue	4.631%	4/1/33	300	330
Texas Transportation Commission Revenue	4.681%	4/1/40	100	112
Tufts University Massachusetts GO	5.017%	4/15/12	550	567
University of California Regents General Revenue	4.601%	5/15/31	500	533

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	University of California Regents Medical Center
	Revenue	6.548%	5/15/48	150	193
	University of California Regents Medical Center
	Revenue	6.583%	5/15/49	125	161
	University of California Revenue	1.796%	7/1/19	1,400	1,400
	University of California Revenue	6.270%	5/15/31	500	558
	University of California Revenue	5.770%	5/15/43	410	500
	University of California Revenue	4.765%	5/15/44	150	153
	University of California Revenue	5.946%	5/15/45	275	336
	University of California Revenue	4.858%	5/15/12	330	316
	University of Massachusetts Building Authority
	Revenue	5.450%	11/1/40	75	88
	University of Southern California GO	5.250%	10/1/11	200	226
	University of Texas System Revenue Financing System
	Revenue	5.262%	7/1/39	100	121
	University of Texas System Revenue Financing System
	Revenue	6.276%	8/15/41	75	83
	University of Texas System Revenue Financing System
	Revenue	5.134%	8/15/42	150	176
	University of Virginia Revenue	6.200%	9/1/39	800	1,093
	Utah GO	4.554%	7/1/24	125	140
	Utah GO	3.539%	7/1/25	50	53
	Virginia Commonwealth Transportation Board Revenue	5.350%	5/15/35	160	184
	Washington GO	5.481%	8/1/39	50	60
	Washington GO	5.140%	8/1/40	480	564
12	Wisconsin GO	5.700%	5/1/26	325	376

Total Taxable Municipal Bonds (Cost $93,156)					100,769

Temporary Cash Investments (1.7%)[1]

				Face
				Amount
				($000)
U.S. Government and Agency Obligations (0.0%)
2	Federal Home Loan Bank Discount Notes	0.361%	3/4/16	1,000	999
2,15	Federal Home Loan Bank Discount Notes	0.616%	6/10/16	3,000	2,993
15	United States Treasury Bill	0.386%	5/26/16	4,500	4,493
					8,485

				Shares
Money Market Fund (1.7%)
16,17	Vanguard Market Liquidity Fund	0.363%		443,977,905	443,978

Total Temporary Cash Investments (Cost $452,462)					452,463

Total Investments (101.2%) (Cost $19,076,095)					26,573,384
Other Assets and Liabilities—Net (-1.2%)[17]					(305,513)
Net Assets (100%)					26,267,871

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $42,810,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.1% and 1.5%, respectively, of net assets.

2	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3	U.S. government-guaranteed.
4

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2015

6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2015.
7	Adjustable-rate security.
8

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate value of these securities was $89,962,000, representing 0.3% of net assets.

9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
13	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14	Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
15	Securities with a value of $3,791,000 have been segregated as initial margin for open futures contracts.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
17	Includes $45,298,000 of collateral received for securities on loan. COP—Certificate of Participation.
GO—General Obligation Bond. REIT—Real Estate Investment Trust.

© 2016 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA020 022016

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Balanced Index Fund:

In our opinion, the accompanying statement of net assets – investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Balanced Index Fund (constituting a separate portfolio of Vanguard Valley Forge Funds, hereafter referred to as the "Fund") at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
February 18, 2016

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 18, 2016
VANGUARD VALLEY FORGE FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 18, 2016

* By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.